UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2010 Annual Report to Shareholders

October 31, 2010

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares MENA Frontier Countries Portfolio

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	46

Fees and Expenses	48

Schedules of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio	51

PowerShares DWA Emerging Markets Technical Leaders Portfolio	53

PowerShares Dynamic Developed International Opportunities Portfolio	55

PowerShares Emerging Markets Infrastructure Portfolio	59

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	61

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	64

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	76

PowerShares FTSE RAFI Emerging Markets Portfolio	92

PowerShares FTSE RAFI Europe Portfolio	96

PowerShares FTSE RAFI Japan Portfolio	102

PowerShares Global Agriculture Portfolio	104

PowerShares Global Biotech Portfolio	105

PowerShares Global Clean Energy Portfolio	106

PowerShares Global Coal Portfolio	108

PowerShares Global Gold and Precious Metals Portfolio	109

PowerShares Global Nuclear Energy Portfolio	111

PowerShares Global Progressive Transportation Portfolio	112

PowerShares Global Steel Portfolio	113

PowerShares Global Water Portfolio	115

PowerShares Global Wind Energy Portfolio	116

PowerShares MENA Frontier Countries Portfolio	117

Statements of Assets and Liabilities	118

Statements of Operations	122

Statements of Changes in Net Assets	126

Financial Highlights	134

Notes to Financial Statements	145

Report of Independent Registered Public Accounting Firm	164

Tax Information	165

Trustees and Officers	167

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The Market Environment

For the year ended October 31, 2010, the global economic situation saw continued improvement. U.S. and international developed markets rallied, peaking in April before declining to fiscal year lows in late June and early July. Markets subsequently rallied between July and October, returning to near April highs. The S&P 500® Index and MSCI EAFE Index ended the fiscal year up 16.54% and 8.36%, respectively. Emerging market equities followed a similar pattern, but had a stronger rally between July and October, with the MSCI Emerging Markets IndexSM at its highest level since 2008. The MSCI Emerging Markets IndexSM ended the fiscal year up 23.56%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping to an average of 23.17% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 8.01%.

Manager's Analysis

PowerShares DWA Developed Markets Technical Leaders Portfolio (ticker: PIZ)

The PowerShares DWA Developed Markets Technical Leaders Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Developed Markets Technical Leaders Index (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 21.82%. Over this same year, the Index returned 23.70%, while the MSCI EAFE Index returned 8.36%, the MSCI EAFE Growth Index returned 12.12% and the S&P 500® Index returned 16.54%. The Fund benefited from positive performance in materials, industrials and consumer staples sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Consumer Discretionary	19.1
Financials	18.8
Materials	17.9
Industrials	16.2
Energy	9.1
Consumer Staples	7.8
Information Technology	5.5
Health Care	3.1
Telecommunication Services	1.8
Utilities	0.7
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Growth	41.4
Large-Cap Value	26.2
Mid-Cap Value	18.5
Mid-Cap Growth	13.1
Small-Cap Value	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Genting Singapore PLC	3.4
Ivanhoe Mines Ltd.	2.8
Infineon Technologies AG	2.5
Silver Wheaton Corp.	2.3
Domtar Corp.	2.0
Yangzijiang Shipbuilding Holdings Ltd.	1.8
Petrofac Ltd.	1.8
Rhodia SA	1.7
Kazakhmys PLC	1.6
Challenger Financial Services Group Ltd.	1.4
Total	21.3

Manager's Analysis (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio (ticker: PIZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
Dorsey Wright® Developed Markets Technical Leaders Index	23.70	-3.74	-10.28
MSCI EAFE Index	8.36	-8.34	-21.86
MSCI EAFE Growth Index	12.12	-7.69	-20.30
S&P 500® Index	16.54	-5.20	-14.05
Fund
Net Asset Value ("NAV") Return	21.82	-5.07	-13.76
Share Price Return	24.88	-5.12	-13.88

Fund Inception: December 28, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index, MSCI EAFE Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961, 589 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares DWA Emerging Markets Technical Leaders Portfolio (ticker: PIE)

The PowerShares DWA Emerging Markets Technical Leaders Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Emerging Markets Technical Leaders Index (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 35.43%. Over this same year, the Index returned 39.87%, while the MSCI Emerging Markets IndexSM returned 23.56%, the MSCI Emerging Markets Growth Index returned 25.17% and the S&P 500® Index returned 16.54%. The Fund benefited from positive performance in materials, consumer staples and financials sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Materials	20.1
Financials	19.8
Industrials	19.8
Consumer Staples	13.5
Consumer Discretionary	12.3
Energy	5.0
Utilities	2.8
Information Technology	2.6
Health Care	2.3
Telecommunication Services	1.8
Money Market Fund	0.0
Other	(0.0)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Growth	38.6
Mid-Cap Growth	19.3
Mid-Cap Value	18.3
Large-Cap Value	13.8
Small-Cap Growth	5.8
Small-Cap Value	4.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
JG Summit Holdings, Inc.	3.9
Nine Dragons Paper Holdings Ltd.	3.3
China National Building Material Co. Ltd., H-Shares	2.3
Charoen Pokphand Foods PCL	2.3
Credicorp Ltd.	1.9
Vivo Participacoes SA ADR	1.8
Mechel ADR	1.8
Weichai Power Co. Ltd., H-Shares	1.8
Samsung Engineering Co. Ltd.	1.6
Aspen Pharmacare Holdings Ltd.	1.6
Total	22.3

Manager's Analysis (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (ticker: PIE)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
Dorsey Wright® Emerging Markets Technical Leaders Index	39.87	-4.07	-11.15
MSCI Emerging Markets IndexSM	23.56	-1.82	-5.06
MSCI Emerging Markets Growth Index	25.17	-3.93	-10.74
S&P 500® Index	16.54	-5.20	-14.05
Fund
Net Asset Value ("NAV") Return	35.43	-10.82	-27.80
Share Price Return	37.62	-10.85	-27.87

Fund Inception: December 28, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.90% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets IndexSM and MSCI Emerging Markets Growth Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 754 and 90 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

The PowerShares Dynamic Developed International Opportunities Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Developed International Opportunities Index (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 11.33%. Over this same year, the Index returned 12.29%, while the MSCI EAFE Index returned 8.36% and the S&P500® Index returned 16.54%. The Fund benefited from positive performance in materials, industrials and energy sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Financials	24.6
Consumer Discretionary	22.0
Industrials	18.5
Materials	14.8
Telecommunication Services	5.2
Information Technology	3.6
Health Care	3.3
Utilities	3.1
Energy	2.4
Consumer Staples	2.4
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Mid-Cap Value	32.5
Large-Cap Value	30.7
Mid-Cap Growth	15.2
Large-Cap Growth	9.1
Small-Cap Value	8.0
Small-Cap Growth	4.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Lanxess AG	0.5
Arkema SA	0.5
Western Coal Corp.	0.5
BinckBank NV	0.5
Rhodia SA	0.5
Soho China Ltd.	0.5
Volkswagen AG	0.5
Bekaert SA	0.5
Valeo SA	0.5
Axel Springer AG	0.5
Total	5.0

Manager's Analysis (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
QSG Developed International Opportunities Index	12.29	-10.95	-7.42	-22.96
MSCI EAFE Index	8.36	-9.60	-6.83	-21.47
S&P 500® Index	16.54	-6.48	-5.19	-16.63
Fund
Net Asset Value ("NAV") Return	11.33	-12.48	-9.00	-27.31
Share Price Return	12.51	-13.08	-9.49	-28.65

Fund Inception: June 13, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Emerging Markets Infrastructure Portfolio (ticker: PXR)

The PowerShares Emerging Markets Infrastructure Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S-Network Emerging Infrastructure Builders IndexSM (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 26.23%. Over this same year, the Index returned 25.41%, while the MSCI Emerging Markets IndexSM returned 23.56%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. The Fund benefited from positive performance in information technology, consumer discretionary and health care sectors. Fund performance was positive within each sector for the reporting period.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Industrials	57.7
Materials	39.6
Utilities	1.9
Consumer Discretionary	0.6
Money Market Fund	0.1
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Mid-Cap Value	27.5
Large-Cap Value	25.9
Large-Cap Growth	22.2
Mid-Cap Growth	11.9
Small-Cap Growth	8.5
Small-Cap Value	4.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Vale SA ADR	3.9
Vinci SA	3.8
Shanghai Electric Group Co. Ltd., H-Shares	3.8
Caterpillar, Inc.	3.7
ABB Ltd. ADR	3.4
Larsen & Toubro Ltd. GDR	3.3
Dongfang Electric Corp. Ltd., H-Shares	3.1
Lonking Holdings Ltd.	3.0
Wilson Bayly Holmes-Ovcon Ltd.	2.4
KBR, Inc.	2.2
Total	32.6

Manager's Analysis (Continued)

PowerShares Emerging Markets Infrastructure Portfolio (ticker: PXR)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
S-Network Emerging Infrastructure Builders IndexSM	25.41	54.57	143.25
MSCI Emerging Markets IndexSM	23.56	42.41	102.80
MSCI EAFE Index	8.36	17.64	38.39
S&P 500® Index	16.54	13.12	27.96
Fund
Net Asset Value ("NAV") Return	26.23	50.90	131.60
Share Price Return	25.98	42.90	107.24

Fund Inception: October 16, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets IndexSM, MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 754, 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

The PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed Asia Pacific ex Japan Index (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 18.37%. Over this same year, the Index returned 18.16%, while the MSCI Pacific ex-Japan Index returned 16.16%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. During the reporting period, the fund experienced tracking error outside the range recommended by the Advisor due to the use of fair value pricing. The performance difference between the fund and index remained relatively small. The Fund benefited from positive performance of securities of issuers located in Australia, Hong Kong, South Korea and Singapore.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Financials	33.8
Industrials	17.4
Materials	17.0
Consumer Discretionary	7.8
Information Technology	7.0
Consumer Staples	5.3
Telecommunication Services	4.6
Energy	3.6
Utilities	3.0
Health Care	0.5
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Value	65.8
Large-Cap Growth	24.6
Mid-Cap Value	6.4
Mid-Cap Growth	2.5
Small-Cap Value	0.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
BHP Billiton Ltd.	5.8
Samsung Electronics Co. Ltd.	4.8
National Australia Bank Ltd.	3.5
Commonwealth Bank of Australia	3.1
Australia & New Zealand Banking Group Ltd.	3.0
Rio Tinto Ltd.	2.9
SK Holdings Co. Ltd.	2.6
Westpac Banking Corp.	2.5
Hutchison Whampoa Ltd.	2.3
Hyundai Motor Co.	2.3
Total	32.8

Manager's Analysis (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Developed Asia Pacific ex Japan Index	18.16	-1.92	5.48	19.57
MSCI Pacific ex Japan Index	16.16	-4.67	1.65	5.60
MSCI EAFE Index	8.36	-9.60	-7.03	-21.56
S&P 500® Index	16.54	-6.48	-4.83	-15.23
Fund
Net Asset Value ("NAV") Return	18.37	-2.88	4.51	15.92
Share Price Return	19.59	-3.42	4.78	16.94

Fund Inception: June 25, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific ex-Japan Index, MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 146, 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

The PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed ex-U.S. Index (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 6.37%. Over this same year, the Index returned 7.58%, while the MSCI EAFE Index returned 8.36%. The Fund benefited from positive performance of securities of issuers located in the United Kingdom, Germany, Canada and Australia.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Financials	28.0
Industrials	11.7
Consumer Discretionary	11.7
Materials	9.9
Energy	9.8
Telecommunication Services	7.8
Consumer Staples	7.2
Utilities	5.5
Health Care	4.4
Information Technology	4.0
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Value	57.2
Large-Cap Growth	30.6
Mid-Cap Value	7.2
Mid-Cap Growth	4.3
Small-Cap Value	0.4
Small-Cap Growth	0.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
ING Groep NV CVA	1.8
Vodafone Group PLC	1.7
Royal Dutch Shell PLC, Class A	1.5
BP PLC	1.5
Total SA	1.4
HSBC Holdings PLC	1.4
Daimler AG	1.3
Banco Santander SA	1.2
Royal Dutch Shell PLC, Class B	1.1
Telefonica SA	0.9
Total	13.8

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Developed ex-U.S. Index	7.58	-7.06	-4.11	-13.13
MSCI EAFE Index	8.36	-9.60	-7.03	-21.56
Fund
Net Asset Value ("NAV") Return	6.37	-8.08	-5.25	-16.53
Share Price Return	8.55	-7.99	-4.96	-15.66

Fund Inception: June 25, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 961 common stocks.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

The PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed ex-U.S. Mid Small 1500 Index (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 12.93%. Over this same year, the Index returned 13.67%, while the MSCI EAFE Small Cap Index returned 14.23%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. The Fund benefited from positive performance in Canada, United Kingdom, South Korea and Hong Kong.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Industrials	26.2
Financials	19.7
Consumer Discretionary	18.2
Materials	12.0
Consumer Staples	7.1
Information Technology	6.8
Health Care	4.2
Energy	3.8
Utilities	1.2
Telecommunication Services	0.6
Money Market Fund	0.0
Other	0.2

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Mid-Cap Value	35.0
Mid-Cap Growth	21.8
Small-Cap Growth	17.4
Small-Cap Value	16.7
Large-Cap Growth	5.3
Large-Cap Value	3.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Valeant Pharmaceuticals International, Inc.	0.6
Immofinanz AG	0.4
OC Oerlikon Corp. AG	0.3
IMI PLC	0.3
Hanjin Shipping Holdings Co. Ltd.	0.3
Heidelberger Druckmaschinen AG	0.2
Trelleborg AB, Class B	0.2
Weir Group PLC (The)	0.2
Rhodia SA	0.2
Panalpina Welttransport Holding AG	0.2
Total	2.9

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Developed ex US Mid Small 1500 Index	13.67	-1.62	-0.02	-0.07
MSCI EAFE Small Cap Index	14.23	-7.56	-5.53	-16.09
MSCI EAFE Index	8.36	-9.60	-8.22	-23.23
S&P 500® Index	16.54	-6.48	-5.83	-16.91
Fund
Net Asset Value ("NAV") Return	12.93	-2.81	-1.15	-3.50
Share Price Return	15.40	-2.61	-1.14	-3.50

Fund Inception: September 27, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Small Cap Index, MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 2,251, 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

The PowerShares FTSE RAFI Emerging Markets Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Emerging Index (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 20.94%. Over this same year, the Index returned 23.08%, while the MSCI Emerging Markets IndexSM returned 23.56%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. During the reporting period, the fund experienced tracking error outside the range recommended by the Advisor due to the use of fair value pricing. The performance difference between the fund and index was predominantly due to the use of ADRs in place of local securities in the following foreign markets: Brazil, South Korea, Taiwan, Malaysia, Russia and India.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Energy	27.9
Financials	27.5
Materials	12.5
Telecommunication Services	9.4
Information Technology	7.8
Industrials	6.2
Consumer Staples	3.3
Utilities	3.2
Consumer Discretionary	2.1
Money Market Fund	0.1
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Value	51.6
Large-Cap Growth	39.2
Mid-Cap Value	7.0
Mid-Cap Growth	2.0
Small-Cap Growth	0.1
Small-Cap Value	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
PetroChina Co. Ltd., H-Shares	8.4
China Petroleum & Chemical Corp. (Sinopec), H-Shares	3.9
Industrial & Commercial Bank of China Ltd., H-Shares	3.3
Bank of China Ltd., H-Shares	2.9
Gazprom OAO ADR	2.7
America Movil SAB de CV, Series L	2.2
Itau Unibanco Holding SA	2.2
LUKOIL OAO ADR	2.2
Banco Bradesco SA	1.8
Surgutneftegas OJSC ADR	1.8
Total	31.4

Manager's Analysis (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Emerging Index	23.08	-1.06	3.10	9.89
MSCI Emerging Markets IndexSM	23.56	-3.98	-0.52	-1.61
MSCI EAFE Index	8.36	-9.60	-8.22	-23.23
S&P 500® Index	16.54	-6.48	-5.83	-16.91
Fund
Net Asset Value ("NAV") Return	20.94	-2.69	0.24	0.76
Share Price Return	22.43	-2.81	-0.11	-0.35

Fund Inception: September 27, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.85% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets IndexSM, MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 754, 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

The PowerShares FTSE RAFI Europe Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Europe Index (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 4.14%. Over this same year, the Index returned 5.30%, while the MSCI Europe IndexSM returned 8.33%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. The Fund benefited from positive performance of securities of issuers located in the United Kingdom, Germany, Sweden and Switzerland.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Financials	28.9
Energy	11.7
Consumer Discretionary	10.5
Industrials	9.5
Telecommunication Services	9.2
Materials	9.0
Consumer Staples	8.1
Utilities	5.9
Health Care	5.5
Information Technology	1.6
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Value	56.4
Large-Cap Growth	30.4
Mid-Cap Value	8.0
Mid-Cap Growth	4.5
Small-Cap Growth	0.4
Small-Cap Value	0.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
ING Groep NV CVA	2.7
Vodafone Group PLC	2.6
Royal Dutch Shell PLC, Class A	2.2
BP PLC	2.2
Total SA	2.1
HSBC Holdings PLC	2.0
Daimler AG	1.9
Banco Santander SA	1.7
Royal Dutch Shell PLC, Class B	1.7
Telefonica SA	1.3
Total	20.4

Manager's Analysis (Continued)

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Europe Index	5.30	-9.13	-6.11	-19.05
MSCI Europe IndexSM	8.33	-10.46	-7.76	-23.61
MSCI EAFE Index	8.36	-9.60	-7.03	-21.56
S&P 500® Index	16.54	-6.48	-4.83	-15.23
Fund
Net Asset Value ("NAV") Return	4.14	-10.53	-6.95	-21.45
Share Price Return	5.17	-10.70	-6.56	-20.33

Fund Inception: June 25, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe IndexSM, MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 467, 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

The PowerShares FTSE RAFI Japan Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield of the FTSE RAFI Japan Index (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 7.27%. Over this same year, the Index returned 6.57%, while the MSCI Japan Index returned 4.78% and the MSCI EAFE Index returned 8.36%. During the reporting period, the fund experienced tracking error outside the range recommended by the Advisor due to the use of fair value pricing. The performance difference between the fund and index remained relatively small. The Fund benefited from positive performance in industrials, information technology, consumer discretionary and telecommunication services.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Consumer Discretionary	23.7
Industrials	20.0
Information Technology	13.6
Financials	13.0
Materials	8.6
Utilities	7.2
Telecommunication Services	5.4
Consumer Staples	4.4
Health Care	3.0
Energy	0.9
Other	0.2

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Value	56.1
Large-Cap Growth	35.6
Mid-Cap Growth	5.0
Mid-Cap Value	3.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Toyota Motor Corp.	5.4
Mitsubishi UFJ Financial Group, Inc.	2.7
Canon, Inc.	2.6
Honda Motor Co. Ltd.	2.5
Panasonic Corp.	2.4
Nissan Motor Co. Ltd.	2.2
Hitachi Ltd.	2.2
Sony Corp.	2.1
Nippon Telegraph & Telephone Corp.	2.1
Sumitomo Mitsui Financial Group, Inc.	2.0
Total	26.2

Manager's Analysis (Continued)

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
FTSE RAFI Japan Index	6.57	-6.34	-5.74	-17.98
MSCI Japan Index	4.78	-9.35	-8.79	-26.42
MSCI EAFE Index	8.36	-9.60	-7.03	-21.56
Fund
Net Asset Value ("NAV") Return	7.27	-7.46	-6.71	-20.76
Share Price Return	6.38	-8.17	-6.84	-21.14

Fund Inception: June 25, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Japan Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 348 and 961 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Agriculture Portfolio (ticker: PAGG)

The PowerShares Global Agriculture Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Agriculture IndexSM (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 30.99%. Over this same year, the Index returned 32.64%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. The Fund benefited from positive performance of securities of issuers located in Canada, the United States and Malaysia.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Agricultural Chemicals	47.0
Agricultural Operations	26.3
Chemicals-Diversified	13.1
Food-Miscellaneous/Diversified	5.1
Sugar	3.2
Investment Companies	2.5
Consumer Products-Miscellaneous	1.1
Transportation-Services	1.1
Food-Wholesale/Distribution	0.4
Alternative Waste Technologies	0.2
Money Market Fund	0.0
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Growth	41.6
Large-Cap Value	37.0
Mid-Cap Value	13.3
Mid-Cap Growth	7.6
Small-Cap Value	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Mosaic Co. (The)	8.7
Monsanto Co.	7.6
Wilmar International Ltd.	7.4
Syngenta AG	7.2
Potash Corp. of Saskatchewan, Inc.	6.8
Yara International ASA	4.4
Israel Chemicals Ltd.	4.2
Agrium, Inc.	4.1
Sociedad Quimica y Minera de Chile SA, Class B	4.0
K+S AG	4.0
Total	58.4

Manager's Analysis (Continued)

PowerShares Global Agriculture Portfolio (ticker: PAGG)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Agriculture IndexSM	32.64	12.72	28.85
MSCI EAFE® Index	8.36	4.89	10.46
S&P 500® Index	16.54	3.05	6.47
Fund
Net Asset Value ("NAV") Return	30.99	11.07	24.90
Share Price Return	32.61	10.29	23.06

Fund Inception: September 18, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Biotech Portfolio (ticker: PBTQ)

The PowerShares Global Biotech Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Biotechnology IndexSM (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 18.86%. Over this same year, the Index returned 19.70%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. The Fund benefited from exposure to the United States of which approximately 90% of the Fund was domiciled.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Medical-Biomedical/Genetics	78.5
Medical-Drugs	14.5
Therapeutics	5.1
Diagnostic Equipment	0.9
Drug Delivery Systems	0.8
Money Market Fund	0.3
Other	(0.1)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Growth	32.8
Mid-Cap Growth	32.6
Small-Cap Growth	18.2
Large-Cap Value	12.1
Mid-Cap Value	3.8
Small-Cap Value	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Celgene Corp.	8.7
Gilead Sciences, Inc.	8.7
Amgen, Inc.	8.0
CSL Ltd.	7.8
Genzyme Corp.	7.6
Alexion Pharmaceuticals, Inc.	4.3
Actelion Ltd.	4.1
Biogen Idec, Inc.	4.1
Vertex Pharmaceuticals, Inc.	3.9
Cephalon, Inc.	3.8
Total	61.0

Manager's Analysis (Continued)

PowerShares Global Biotech Portfolio (ticker: PBTQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Biotechnology IndexSM	19.70	1.63	3.49
MSCI EAFE Index	8.36	4.89	10.46
S&P 500® Index	16.54	3.05	6.47
Fund
Net Asset Value ("NAV") Return	18.86	1.36	2.90
Share Price Return	17.99	0.75	1.59

Fund Inception: September 18, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Clean Energy Portfolio (ticker: PBD)

The PowerShares Global Clean Energy Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the WilderHill New Energy Global Innovation Index (the "Index"). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts based on the securities in the Index. The Index is comprised primarily of companies that focus on greener and generally renewable sources of energy and technologies facilitating cleaner energy.

For the fiscal year ended October 31, 2010, the Fund returned (10.14)%. Over this same year, the Index returned (8.66)%, while the S&P Global Clean Energy Index returned (17.26)%, the MSCI World IndexSM returned 12.74% and the S&P 500® Index returned 16.54%. The Fund suffered from negative performance of securities of issuers located in Japan, Spain and Germany.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Energy-Alternate Sources	22.7
Power Conversion/Supply Equipment	13.9
Electronic Components-Semiconductors	12.9
Batteries/Battery Systems	5.6
Building & Construction Products-Miscellaneous	3.8
Electric-Integrated	3.5
Machinery-Electrical	3.0
Auto-Cars/Light Trucks	2.9
Sugar	2.5
Auto/Truck Parts & Equipment-Original	2.4
Engineering/R&D Services	2.4
Superconductor Products & Systems	2.1
Building-Heavy Construct	2.0
Electronic Measuring Instruments	2.0
Diversified Manufacturing Operations	1.9
Medical-Biomedical/Genetics	1.8
Filtration/Separation Products	1.6
Semiconductor Components- Integrated Circuits	1.6
Electric-Generation	1.5
Machinery Tools & Related Products	1.5
Independent Power Producer	1.4
Electric-Distribution	1.4
Semiconductor Equipment	1.4
Chemicals-Specialty	1.1
Computers-Integrated Systems	0.9
Lighting Products & Systems	0.8
Metal Processors & Fabricators	0.5
Chemicals-Fibers	0.5
Instruments-Scientific	0.4
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
EDF Energies Nouvelles SA	2.1
American Superconductor Corp.	2.1
Acciona SA	2.0
EDP Renovaveis SA	2.0
Iberdrola Renovables SA	2.0
China Longyuan Power Group Corp.	1.9
Cosan SA Industria e Comercio	1.9
Gamesa Corp. Tecnologica SA	1.9
Fortum Oyj	1.9
Abengoa SA	1.8
Total	19.6

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Mid-Cap Growth	36.3
Small-Cap Growth	29.4
Large-Cap Growth	13.5
Small-Cap Value	9.2
Mid-Cap Value	8.2
Large-Cap Value	3.4

Manager's Analysis (Continued)

PowerShares Global Clean Energy Portfolio (ticker: PBD)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
WilderHill New Energy Global Innovation Index	-8.66	-21.96	-14.24	-40.54
S&P Global Clean Energy Index	-17.26	-33.29	-24.50	-61.72
MSCI World IndexSM	12.74	-8.09	-5.89	-18.73
S&P 500® Index	16.54	-6.48	-5.19	-16.63
Fund
Net Asset Value ("NAV") Return	-10.14	-23.25	-15.86	-44.26
Share Price Return	-9.58	-23.53	-16.14	-44.88

Fund Inception: June 13, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Global Clean Energy Index, MSCI World IndexSM and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30, 1,659, and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Coal Portfolio (ticker: PKOL)

The PowerShares Global Coal Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Coal IndexSM (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 31.40%. Over this same year, the Index returned 31.18%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. During the reporting period, the fund experienced tracking error outside the range recommended by the Advisor due to the use of fair value pricing. The performance difference between the fund and index remained relatively small. The Fund benefited from exposure to the United States, China and Australia.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Coal	82.0
Non-Ferrous Metals	13.6
Diversified Minerals	4.6
Other	(0.2)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Growth	48.3
Mid-Cap Growth	23.8
Large-Cap Value	19.0
Small-Cap Value	4.0
Mid-Cap Value	3.1
Small-Cap Growth	1.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Cameco Corp.	8.9
China Shenhua Energy Co. Ltd.	8.9
Peabody Energy Corp.	8.6
Coal & Allied Industries Ltd.	7.0
Banpu PCL	4.8
Indo Tambangraya Megah PT	4.4
Yanzhou Coal Mining Co. Ltd.	4.3
China Coal Energy Co. Ltd.	4.3
Alpha Natural Resources, Inc.	4.2
Adaro Energy Tbk PT	4.1
Total	59.5

Manager's Analysis (Continued)

PowerShares Global Coal Portfolio (ticker: PKOL)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Coal IndexSM	31.18	19.97	47.04
MSCI EAFE Index	8.36	4.89	10.46
S&P 500® Index	16.54	3.05	6.47
Fund
Net Asset Value ("NAV") Return	31.40	17.32	40.24
Share Price Return	33.38	18.12	42.30

Fund Inception: September 18, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Gold and Precious Metals Portfolio (ticker: PSAU)

The PowerShares Global Gold and Precious Metals Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Gold and Precious Metals IndexSM (the "Index").

For the fiscal the year ended October 31, 2010, the Fund returned 37.05%. Over this same year, the Index returned 38.26%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. The Fund benefited from exposure to Canada, South Africa and the United States. Fund performance was positive within each country.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Gold Mining	71.0
Platinum	14.5
Silver Mining	10.4
Non-Ferrous Metals	2.8
Precious Metals	0.6
Diversified Minerals	0.4
Diamonds/Precious Stones	0.3
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Growth	59.8
Large-Cap Value	14.0
Mid-Cap Growth	13.4
Small-Cap Growth	10.3
Small-Cap Value	1.3
Mid-Cap Value	1.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Goldcorp, Inc.	7.8
Barrick Gold Corp.	7.8
Newcrest Mining Ltd.	7.4
Newmont Mining Corp.	7.3
Anglo Platinum Ltd.	6.4
Kinross Gold Corp.	4.8
Impala Platinum Holdings Ltd.	4.3
AngloGold Ashanti Ltd.	3.9
Fresnillo PLC	3.6
Agnico-Eagle Mines Ltd.	3.2
Total	56.5

Manager's Analysis (Continued)

PowerShares Global Gold and Precious Metals Portfolio (ticker: PSAU)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Gold and Precious Metals IndexSM	38.26	29.37	72.53
MSCI EAFE Index	8.36	4.89	10.46
S&P 500® Index	16.54	3.05	6.47
Fund
Net Asset Value ("NAV") Return	37.05	28.89	71.17
Share Price Return	36.65	28.85	71.05

Fund Inception: September 18, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Nuclear Energy Portfolio (ticker: PKN)

The PowerShares Global Nuclear Energy Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the WNA Nuclear Energy IndexSM (the "Index"). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depositary Receipts based on the securities in the Index. The Index is designed to measure the overall performance of globally traded securities of companies which are materially engaged in the nuclear energy industry with representation across five segments reactors, utilities, construction, technology, equipments and services and fuels. The Index is rebalanced quarterly from a universe of equity securities traded on recognized stock exchanges in the Americas, Europe, the Middle East, Africa and Asia/Pacific.

For the fiscal year ended October 31, 2010, the Fund returned 10.46%. Over this same year, the Index returned 10.94% and the MSCI EAFE® Index returned 8.36%. The Fund benefited from positive performance in the United States, Canada and South Korea.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Electric-Integrated	23.1
Non-Ferrous Metals	15.0
Engineering/R&D Services	12.0
Energy-Alternate Sources	8.4
Electric Products-Miscellaneous	7.2
Diversified Manufacturing Operations	6.6
Electronic Components-Miscellaneous	5.0
Machinery-General Industrial	3.9
Instruments-Scientific	3.2
Metal-Copper	3.1
Consulting Services	2.7
Auto/Truck Parts & Equipment-Original	2.6
Machinery-Pumps	1.6
Machinery-Material Handling	0.9
Wire & Cable Products	0.8
Building-Heavy Construction	0.7
Transportation-Marine	0.7
Chemicals-Specialty	0.5
Aerospace/Defense-Equipment	0.4
Electronic Measuring Instruments	0.4
Semiconductor Equipment	0.3
Environmental Monitoring and Detection	0.2
Metal Processors & Fabricators	0.2
Protection-Safety	0.2
Research and Development	0.1
Commercial Services	0.1
Other	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Areva SA CI	8.2
Toshiba Corp.	5.0
Uranium One, Inc.	3.4
Cameco Corp.	3.3
Parker Hannifin Corp.	3.3
Thermo Fisher Scientific, Inc.	3.2
Paladin Energy Ltd.	3.2
Equinox Minerals Ltd.	3.0
Emerson Electric Co.	3.0
E.ON AG	2.9
Total	38.5

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Value	37.2
Large-Cap Growth	30.9
Mid-Cap Growth	11.2
Mid-Cap Value	11.0
Small-Cap Value	7.2
Small-Cap Growth	2.5

Manager's Analysis (Continued)

PowerShares Global Nuclear Energy Portfolio (ticker: PKN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
WNA Nuclear Energy IndexSM	10.94	-8.74	-21.01
MSCI EAFE Index	8.36	-5.77	-14.23
Fund
Net Asset Value ("NAV") Return	10.46	-8.26	-19.94
Share Price Return	11.65	-8.67	-20.84

Fund Inception: April 3, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 961 common stocks.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Progressive Transportation Portfolio (ticker: PTRP)

The PowerShares Global Progressive Transportation Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an equity index called the Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 18.64%. Over this same year, the Index returned 19.05%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. During the reporting period, the fund experienced tracking error outside the range recommended by the Advisor due to the use of fair value pricing. The performance difference between the fund and index remained relatively small. The Fund benefited from exposure to the United States, Canada and Hong Kong.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Transportation-Rail	11.0
Batteries/Battery Systems	10.9
Transportation-Services	10.8
Auto/Truck Parts & Equipment-Original	10.2
Transportation-Marine	9.6
Auto-Cars/Light Trucks	7.2
Machinery-General Industrial	6.0
Computers-Integrated Systems	2.9
Motorcycle/Motor Scooter	2.9
Computer Services	2.8
Oil Components-Integrated	2.6
Chemicals-Specialty	2.5
Chemicals-Diversified	2.5
Building & Construction-Miscellaneous	2.4
Bicycle Manufacturing	2.4
Petrochemicals	2.4
Steel-Producers	2.3
Energy-Alternate Sources	2.2
Miscellaneous Manufacturing	2.2
Diversified Manufacturing Operations	2.2
Building-Heavy Construction	1.9
Money Market Fund	0.1
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Ener1, Inc.	3.1
A123 Systems, Inc.	3.0
Maxwell Technologies, Inc.	2.9
Piaggio & C. SpA	2.9
Panalpina Welttransport Holding AG	2.9
Telvent GIT SA	2.8
Dongfeng Motor Group Co. Ltd., H-Shares	2.7
WABCO Holdings, Inc.	2.7
FirstGroup PLC	2.7
Kuehne & Nagel International AG	2.6
Total	28.3

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Growth	24.3
Mid-Cap Value	20.8
Large-Cap Growth	19.4
Large-Cap Value	14.0
Small-Cap Value	12.0
Mid-Cap Growth	9.5

Manager's Analysis (Continued)

PowerShares Global Progressive Transportation Portfolio (ticker: PTRP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM	19.05	10.88	24.45
MSCI EAFE Index	8.36	4.89	10.46
S&P 500® Index	16.54	3.05	6.47
Fund
Net Asset Value ("NAV") Return	18.64	9.71	21.69
Share Price Return	18.65	9.72	21.71

Fund Inception: September 18, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Steel Portfolio (ticker: PSTL)

The PowerShares Global Steel Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Steel IndexSM (the "Index").

For the fiscal year ended October 31, 2010, the Fund returned 13.09%. Over this same year, the Index returned 13.26%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. During the reporting period, the fund experienced tracking error outside the range recommended by the Advisor due to the use of fair value pricing. The performance difference between the fund and index remained relatively small. The Fund benefited from exposure to the United States, Brazil and South Africa.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Steel-Producers	68.5
Metal-Iron	15.9
Diversified Minerals	8.8
Steel-Specialty	3.4
Metal Processors & Fabricators	1.5
Diversified Manufacturing Operations	1.1
Steel Pipe & Tube	0.4
Machinery-General Industrial	0.3
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Growth	38.2
Large-Cap Value	37.7
Mid-Cap Value	15.1
Mid-Cap Growth	7.5
Small-Cap Value	0.9
Small-Cap Growth	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Vale SA	8.8
ArcelorMittal	7.6
POSCO	7.4
Cia Siderurgica Nacional SA	5.2
Nippon Steel Corp.	4.5
Novolipetsk Steel OJSC GDR	4.0
Fortescue Metals Group Ltd.	4.0
ThyssenKrupp AG	4.0
Kumba Iron Ore Ltd.	3.9
JFE Holdings, Inc.	3.7
Total	53.1

Manager's Analysis (Continued)

PowerShares Global Steel Portfolio (ticker: PSTL)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Global Steel IndexSM	13.26	2.41	5.16
MSCI EAFE Index	8.36	4.89	10.46
S&P 500® Index	16.54	3.05	6.47
Fund
Net Asset Value ("NAV") Return	13.09	-4.09	-8.46
Share Price Return	12.42	-3.69	-7.66

Fund Inception: September 18, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Water Portfolio (ticker: PIO)

The PowerShares Global Water Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the Palisades Global Water IndexTM (the "Index"). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American depositary receipts based on the securities in the Index. The Index is a modified equal-dollar weighted index comprised of companies worldwide that are engaged in the water industry.

For the fiscal year ended October 31, 2010, the Fund returned 10.47%. Over this same year, the Index returned 10.91%, while the S&P Global Water Index returned 12.15% and the S&P 500® Index returned 16.54%. The Fund benefited from positive performance in the United Kingdom, United States and Finland.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Water	23.7
Environmental Control	21.5
Machinery-Diversified	11.4
Miscellaneous Manufacturing	10.0
Electronics	8.1
Metal Fabricate/Hardware	5.1
Commercial Services	4.7
Engineering & Construction	4.6
Building Materials	4.5
Chemicals	4.2
Holding Companies-Diversified	2.2
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of 31 October 31, 2010

Mid-Cap Growth	28.9
Small-Cap Growth	27.1
Large-Cap Value	25.5
Mid-Cap Value	11.6
Small-Cap Value	6.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Valmont Industries, Inc.	5.1
Veolia Environnement	5.0
Suez Environnement Co.	4.9
Tetra Tech, Inc.	4.8
Stantec, Inc.	4.7
Arcadis NV	4.5
Nalco Holding Co.	4.2
Kemira Oyj	4.2
Halma PLC	4.1
Severn Trent PLC	4.0
Total	45.5

Manager's Analysis (Continued)

PowerShares Global Water Portfolio (ticker: PIO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Palisades Global Water IndexTM	10.91	-10.18	-5.84	-18.44
S&P Global Water Index	12.15	-8.01	-6.22	-19.70
S&P 500® Index	16.54	-6.48	-5.19	-16.63
Fund
Net Asset Value ("NAV") Return	10.47	-10.43	-7.02	-21.82
Share Price Return	11.30	-10.69	-7.55	-23.34

Fund Inception: June 13, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Global Water Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 50 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Global Wind Energy Portfolio (ticker: PWND)

The PowerShares Global Wind Energy Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Clean Edge® Global Wind Energy Index (the "Index"). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and depository receipts based on the securities in the Index. The Index is designed to measure the performance of global companies engaged in the wind energy industry, which are primarily manufacturers, developers, distributors, installers and users of energy derived from wind sources.

For the fiscal year ended October 31, 2010, the Fund returned (34.51)%. Over this same year, the Index returned (32.75)%, the MSCI EAFE Index returned 8.36% and the S&P 500® Index returned 16.54%. The Fund suffered from negative performance in Portugal, Spain and Denmark.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Energy-Alternate Sources	54.5
Electrical Components & Equipment	25.2
Miscellaneous Manufacturing	6.6
Chemicals	6.1
Electric	5.4
Engineering & Construction	1.2
Distribution/Wholesale	0.6
Machinery-Diversified	0.3
Money Market Fund	0.1
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Mid-Cap Growth	39.6
Large-Cap Growth	33.4
Small-Cap Growth	14.3
Large-Cap Value	7.5
Small-Cap Value	4.6
Mid-Cap Value	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Iberdrola Renovables SA	10.3
EDP Renovaveis SA	10.3
China Longyuan Power Group Corp., H-Shares	10.0
Vestas Wind Systems A/S	8.4
Repower Systems AG	4.6
American Superconductor Corp.	4.6
Innergex Renewable Energy, Inc.	4.5
EDF Energies Nouvelles SA	4.3
Gamesa Corp. Tecnologica SA	4.1
Infigen Energy	4.0
Total	65.1

Manager's Analysis (Continued)

PowerShares Global Wind Energy Portfolio (ticker: PWND)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Clean Edge® Global Wind Energy Index	-32.75	-29.06	-55.13
MSCI EAFE Index	8.36	-5.45	-12.25
S&P 500® Index	16.54	-1.05	-2.43
Fund
Net Asset Value ("NAV") Return	-34.51	-30.65	-57.45
Share Price Return	-33.74	-30.93	-57.84

Fund Inception: July 1, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares MENA Frontier Countries Portfolio (ticker: PMNA)

The PowerShares MENA Frontier Countries Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Middle East North Africa IndexSM (the "Index"). The Fund will normally invest at least 80% of its total assets in securities that comprise the Index and American depositary receipts and Global depositary receipts based on the securities in the Index. The Index is designed to measure the performance of the largest and most liquid securities of companies domiciled or principally traded in MENA frontier market countries, which currently include Egypt, Morocco, Oman, Lebanon, Jordan, Kuwait, Bahrain, Qatar and United Arab Emirates (Index currently includes the emirates of Dubai and Abu Dhabi).

For the fiscal year ended October 31, 2010, the Fund returned (3.26)%. Over this same year, the Index returned (2.29)%, while the MSCI Emerging Markets IndexSM returned 23.56%, the MSCI EAFE Index returned 8.36% and S&P 500® Index returned 16.54%. During the reporting period, the fund experienced tracking error outside the range recommended by the Advisor due to the use of fair value pricing. The performance difference between the fund and index remained relatively small. The Fund suffered from negative performance in Lebanon, United Arab Emirates and Jordan.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Banks	53.1
Telecommunications	14.5
Real Estate	14.0
Engineering & Construction	6.8
Commercial Services	2.9
Diversified Financial Services	2.6
Oil & Gas	2.0
Holding Companies-Diversified	1.2
Airlines	1.0
Electrical Components & Equipment	0.7
Storage/Warehousing	0.6
Chemicals	0.4
Other	0.2

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Growth	38.6
Mid-Cap Growth	27.4
Mid-Cap Value	23.4
Large-Cap Value	5.9
Small-Cap Growth	3.9
Small-Cap Value	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
National Bank of Kuwait SAK	7.7
Arab Bank PLC	7.0
Qatar National Bank SAQ	6.9
Mobile Telecommunications Co. KSC	6.1
Emaar Properties PJSC	5.7
Commercial International Bank Egypt SAE	5.1
Orascom Construction Industries	4.9
Maroc Telecom	3.6
Qatar Islamic Bank	3.4
Commercial Bank of Qatar	3.3
Total	53.7

Manager's Analysis (Continued)

PowerShares MENA Frontier Countries Portfolio (ticker: PMNA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ OMX Middle East North Africa IndexSM	-2.29	-19.07	-38.69
MSCI EAFE Index	8.36	-5.45	-12.25
MSCI Emerging Markets IndexSM	23.56	3.19	7.59
S&P 500® Index	16.54	-1.05	-2.43
Fund
Net Asset Value ("NAV") Return	-3.26	-21.99	-43.68
Share Price Return	-0.96	-21.58	-43.00

Fund Inception: July 9, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.95% (0.70% after fee waiver) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets IndexSM, MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 754, 961 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIZ	PowerShares DWA Developed Markets Technical Leaders Portfolio	12/28/07	695	86	73	99	62	17	35
PIE	PowerShares DWA Emerging Markets Technical Leaders Portfolio	12/28/07	695	55	57	141	79	35	43
PFA	PowerShares Dynamic Developed International Opportunities Portfolio	6/13/07	833	101	104	140	80	33	32
PXR	PowerShares Emerging Markets Infrastructure Portfolio	10/16/08	493	46	52	94	57	41	53
PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	6/25/07	825	77	82	136	99	52	49
PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6/25/07	825	99	98	191	101	41	45
PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9/27/07	759	49	66	122	107	84	85
PXH	PowerShares FTSE RAFI Emerging Markets Portfolio	9/27/07	759	82	94	224	115	29	25
PEF	PowerShares FTSE RAFI Europe Portfolio	6/25/07	825	91	105	185	100	33	22
PJO	PowerShares FTSE RAFI Japan Portfolio	6/25/07	825	68	73	104	67	34	97
PAGG	PowerShares Global Agriculture Portfolio	9/18/08	512	58	61	100	56	31	23
PBTQ	PowerShares Global Biotech Portfolio	9/18/08	512	127	95	140	10	2	26
PBD	PowerShares Global Clean Energy Portfolio	6/13/07	833	85	115	195	94	54	26
PKOL	PowerShares Global Coal Portfolio	9/18/08	512	65	61	82	27	20	36
PSAU	PowerShares Global Gold and Precious Metals Portfolio	9/18/08	512	67	64	105	50	24	38
PKN	PowerShares Global Nuclear Energy Portfolio	4/3/08	630	93	115	115	51	10	9
PTRP	PowerShares Global Progressive Transportation Portfolio	9/18/08	512	81	107	133	47	6	14
PSTL	PowerShares Global Steel Portfolio	9/18/08	512	48	69	118	57	34	17
PIO	PowerShares Global Water Portfolio	6/13/07	833	111	136	190	66	22	15
PWND	PowerShares Global Wind Energy Portfolio	7/1/08	568	64	70	101	56	23	42
PMNA	PowerShares MENA Frontier Countries Portfolio	7/9/08	563	41	47	94	78	36	47

	Closing Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIZ	83	65	97	37	23	18
PIE	58	44	85	57	14	27
PFA	106	62	88	42	23	22
PXR	42	44	46	11	1	6
PAF	60	67	97	60	28	18
PXF	66	46	75	37	17	9
PDN	55	31	63	45	27	25
PXH	67	48	47	15	8	5
PEF	85	74	72	36	14	8
PJO	66	84	108	57	30	37
PAGG	60	44	61	13	4	1
PBTQ	70	28	8	2	2	2
PBD	84	60	74	26	11	9
PKOL	77	58	55	22	4	5
PSAU	52	40	36	20	6	10
PKN	97	63	44	20	4	9
PTRP	63	40	15	2	2	2
PSTL	61	35	57	11	1	4
PIO	104	60	71	26	10	22
PWND	68	48	54	28	8	6
PMNA	44	42	57	32	19	26

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Developed Markets Technical Leaders Portfolio Actual	$1,000.00	$1,098.23	0.80%	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
PowerShares DWA Emerging Markets Technical Leaders Portfolio Actual	$1,000.00	$1,157.28	0.90%	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58
PowerShares Dynamic Developed International Opportunities Portfolio Actual	$1,000.00	$1,041.79	0.75%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Emerging Markets Infrastructure Portfolio Actual	$1,000.00	$1,126.62	0.75%	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio Actual	$1,000.00	$1,081.05	0.80%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio Actual	$1,000.00	$1,057.52	0.75%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio Actual	$1,000.00	$1,053.70	0.75%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares FTSE RAFI Emerging Markets Portfolio Actual	$1,000.00	$1,092.96	0.85%	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	0.85%	$4.33
PowerShares FTSE RAFI Europe Portfolio Actual	$1,000.00	$1,077.71	0.75%	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares FTSE RAFI Japan Portfolio Actual	$1,000.00	$972.10	0.75%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Agriculture Portfolio Actual	$1,000.00	$1,199.47	0.76%	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
PowerShares Global Biotech Portfolio Actual	$1,000.00	$1,031.95	0.75%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Clean Energy Portfolio Actual	$1,000.00	$950.92	0.75%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Coal Portfolio Actual	$1,000.00	$1,088.18	0.75%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Gold and Precious Metals Portfolio Actual	$1,000.00	$1,129.67	0.75%	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Global Nuclear Energy Portfolio Actual	$1,000.00	$1,024.58	0.75%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Progressive Transportation Portfolio Actual	$1,000.00	$1,046.59	0.75%	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Steel Portfolio Actual	$1,000.00	$967.27	0.75%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Water Portfolio Actual	$1,000.00	$1,016.04	0.75%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Wind Energy Portfolio Actual	$1,000.00	$803.62	0.75%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares MENA Frontier Countries Portfolio Actual	$1,000.00	$1,000.99	0.70%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent six-month period may differ from expense ratios based on the one year data in the Financial Highlights.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—10.7%
312,287	Challenger Financial Services Group Ltd.	$1,408,077
71,622	Coca-Cola Amatil Ltd.	854,381
16,822	Cochlear Ltd.	1,171,044
13,089	Commonwealth Bank of Australia	627,379
219,250	Fortescue Metals Group Ltd.*	1,343,180
1,514,865	Goodman Group REIT	935,469
21,280	Newcrest Mining Ltd.	833,512
28,383	Orica Ltd.	700,533
70,114	Origin Energy Ltd.	1,095,488
21,824	Wesfarmers Ltd.	708,927
29,258	Woolworths Ltd.	813,041
		10,491,031
	Belgium—1.9%
25,798	KBC Groep NV*	1,120,699
14,586	Umicore	685,636
		1,806,335
	Bermuda—1.0%
30,980	Seadrill Ltd.	933,224
	Canada—14.6%
9,090	Agrium, Inc.	805,916
13,536	ATCO Ltd., Class I	693,693
12,640	Canadian National Railway Co.	820,557
10,369	Canadian Pacific Railway Ltd.	677,409
13,319	Enbridge, Inc.	738,330
31,732	Gildan Activewear, Inc.*	916,473
112,093	Ivanhoe Mines Ltd.*	2,689,968
8,412	Magna International, Inc.	762,503
18,568	Metro, Inc., Class A	853,953
11,365	National Bank of Canada	749,737
7,145	Niko Resources Ltd.	683,184
30,112	Shaw Communications, Inc., Class B	647,159
79,020	Silver Wheaton Corp.*	2,276,795
19,844	SNC-Lavalin Group, Inc.	1,015,991
		14,331,668
	China—2.7%
1,228,000	Yangzijiang Shipbuilding Holdings Ltd.	1,774,279
681,000	Yanlord Land Group Ltd.	905,018
		2,679,297
	Finland—1.6%
20,289	Metso Corp. Oyj	960,764
22,569	Sampo Oyj, Class A	631,451
		1,592,215

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	France—4.2%
4,987	PPR	$816,523
60,446	Rhodia SA	1,677,758
9,130	Technip SA	766,336
16,482	Valeo SA*	884,720
		4,145,337
	Germany—6.1%
12,010	Continental AG*	1,041,959
10,662	Fresenius Medical Care AG & Co. KGaA	678,271
8,151	Hochtief AG	705,235
310,784	Infineon Technologies AG*	2,443,159
15,916	Lanxess AG	1,106,083
		5,974,707
	Hong Kong—9.8%
304,000	China Everbright Ltd.	790,166
296,000	China Overseas Land & Investment Ltd.	622,370
207,400	China Taiping Insurance Holdings Co. Ltd.*	762,470
429,000	Citic Pacific Ltd.	1,142,738
190,000	Hang Lung Group Ltd.	1,260,981
186,500	Kingboard Chemical Holdings Ltd.	906,963
134,000	Li & Fung Ltd.	707,829
399,500	Lifestyle International Holdings Ltd.	926,565
182,500	MTR Corp. Ltd.	694,471
338,000	Tingyi (Cayman Islands) Holding Corp.	919,959
133,000	Wharf Holdings Ltd. (The)	873,251
		9,607,763
	Japan—5.4%
35,900	Chugai Pharmaceutical Co. Ltd.	627,972
176,000	Isuzu Motors Ltd.	677,343
75,000	Odakyu Electric Railway Co. Ltd.	690,875
8,700	Oriental Land Co. Ltd.	842,458
47,700	Sega Sammy Holdings, Inc.	778,123
33,300	SoftBank Corp.	1,070,726
11,300	Terumo Corp.	573,067
		5,260,564
	Luxembourg—0.7%
77,859	GAGFAH SA	682,628
	Norway—2.7%
79,178	DnB NOR ASA	1,080,965
44,423	Telenor ASA	712,460
15,952	Yara International ASA	834,290
		2,627,715
	Portugal—0.7%
44,934	Jeronimo Martins SGPS SA	673,252

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Singapore—4.9%
138,000	Fraser and Neave Ltd.	$665,343
40,000	Jardine Cycle & Carriage Ltd.	1,214,603
273,000	Keppel Land Ltd.	934,433
265,000	SembCorp Marine Ltd.	941,858
206,000	Wilmar International Ltd.	1,018,660
		4,774,897
	Spain—1.7%
10,693	Industria de Diseno Textil SA	891,881
77,303	Sol Melia SA	768,221
		1,660,102
	Switzerland—5.3%
49,469	ABB Ltd.*	1,025,092
1,338	Banque Cantonale Vaudoise	650,974
1,304	Barry Callebaut AG*	1,052,083
4,343	Geberit AG*	832,390
7,933	Schindler Holding AG	863,072
475	SGS SA	760,676
		5,184,287
	United Kingdom—24.0%
65,495	AMEC PLC	1,137,188
47,268	Antofagasta PLC	999,063
240,449	ARM Holdings PLC	1,396,634
130,177	Ashmore Group PLC	796,502
28,863	Autonomy Corp. PLC*	674,657
296,045	Barclays PLC	1,299,728
74,173	Burberry Group PLC	1,208,410
111,313	Cairn Energy PLC*	686,776
165,100	Carphone Warehouse Group PLC*	803,764
93,354	Compass Group PLC	763,436
1,989,000	Genting Singapore PLC*	3,334,850
62,635	IMI PLC	790,612
74,726	Kazakhmys PLC	1,572,251
492,989	Legal & General Group PLC	791,344
20,379	Next PLC	744,498
389,051	Old Mutual PLC	807,997
73,104	Petrofac Ltd.	1,709,935
21,611	SABMiller PLC	699,153
72,015	Serco Group PLC	706,945
23,649	Standard Chartered PLC	682,660
62,778	Travis Perkins PLC	831,561
58,762	Tullow Oil PLC	1,113,292
		23,551,256
	United States—2.0%
24,866	Domtar Corp.	1,976,378
	Total Investments (Cost $85,560,285)—100.0%	97,952,656
	Other assets less liabilities—0.0%	27,664
	Net Assets—100.0%	$97,980,320

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Brazil—7.1%
52,144	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	$2,065,424
28,063	Cia de Bebidas das Americas ADR	3,907,492
151,006	Cia Paranaense de Energia ADR	3,507,869
124,286	Tam SA ADR	3,066,135
63,094	Ultrapar Participacoes SA ADR	3,914,983
196,978	Vivo Participacoes SA ADR	5,641,450
		22,103,353
	Cayman Islands—0.7%
19,662	New Oriental Education & Technology Group, Inc. ADR*	2,111,109
	Chile—1.3%
135,145	Lan Airlines SA ADR	4,154,357
	China—11.8%
1,966,785	Air China Ltd., H-Shares*	2,643,589
2,932,455	China National Building Material Co. Ltd., H-Shares	7,149,285
126,101	Focus Media Holding Ltd. ADR*	3,121,000
882,330	Jiangxi Copper Co. Ltd., H-Shares	2,458,409
85,235	NetEase.com, Inc. ADR*	3,562,823
6,392,725	Nine Dragons Paper Holdings Ltd.	10,307,788
216,634	Solarfun Power Holdings Co. Ltd. ADR*	2,211,833
415,975	Weichai Power Co. Ltd., H-Shares	5,462,412
		36,917,139
	Hong Kong—1.4%
446,480	Hengan International Group Co. Ltd.	4,204,306
	India—2.9%
25,812	HDFC Bank Ltd. ADR	4,464,444
89,156	ICICI Bank Ltd. ADR	4,687,822
		9,152,266
	Indonesia—10.6%
494,309	Astra International Tbk PT	3,152,516
1,784,330	Bank Central Asia Tbk PT	1,397,517
10,728,955	Bank CIMB Niaga Tbk PT*	1,632,602
9,731,880	Bank Negara Indonesia (Persero) Tbk PT	4,246,638
1,563,145	Bank Rakyat Indonesia (Persero) Tbk PT	1,993,830
3,767,725	Fajar Surya Wisesa TBK PT	1,180,378
11,324,980	Holcim Indonesia Tbk PT*	2,946,079
1,271,580	Indocement Tunggal Prakarsa Tbk PT	2,603,627
4,721,425	Indofood Sukses Makmur Tbk PT	2,747,011
2,900,250	International Nickel Indonesia Tbk PT	1,541,392
3,639,040	Perusahaan Gas Negara PT	1,649,019
2,017,770	Semen Gresik (Persero) Tbk PT	2,212,492
854,080	Tambang Batubara Bukit Asam Tbk PT	1,877,781
1,535,220	United Tractors Tbk PT	3,813,358
		32,994,240

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Luxembourg—0.6%
58,692	Ternium SA ADR	$2,011,962
	Malaysia—18.3%
2,244,700	Affin Holdings Bhd	2,322,974
2,915,700	AirAsia Bhd*	2,314,568
1,509,200	AMMB Holdings Bhd	3,065,449
997,600	EON Capital Bhd*	2,241,113
1,538,700	Gamuda Bhd	1,879,177
820,200	Genting Bhd	2,752,013
761,400	Hong Leong Financial Group Bhd	2,231,711
994,700	IJM Corp. Bhd	1,799,827
425,500	Kuala Lumpur Kepong Bhd	2,707,665
652,800	Kulim (Malaysia) Bhd	2,035,083
1,800	Lingkaran Trans Kota Holdings Bhd	2,048
1,174,300	Malaysia Airports Holdings Bhd	2,290,857
2,931,800	Media Prima Bhd	2,091,787
2,539,100	MMC Corp. Bhd	2,513,395
2,609,800	Multi-Purpose Holdings Bhd	1,811,720
1,507,600	Parkson Holdings Bhd	2,873,234
1,061,565	Parkson Retail Group Ltd.	1,919,836
347,000	PPB Group Bhd	2,141,218
1,802,000	Proton Holdings Bhd	2,849,378
1,081,900	RHB Capital Bhd	2,792,112
4,076,400	SapuraCrest Petroleum Bhd	3,275,269
1,790,900	Sunway City Bhd	2,313,810
2,340,500	Tan Chong Motor Holdings Bhd	4,257,506
2,487,900	WCT Bhd	2,470,709
		56,952,459
	Peru—5.7%
1,654,353	Alicorp SA	3,137,280
56,141	Cia de Minas Buenaventura SA	2,892,623
46,756	Credicorp Ltd.	5,885,645
1,173,897	Grana y Montero SA	2,675,585
93,712	Sociedad Minera Cerro Verde SAA	3,279,920
		17,871,053
	Philippines—6.0%
17,235,565	Holcim Philippines, Inc.	4,126,600
20,537,280	JG Summit Holdings, Inc.	12,245,031
1,075,850	Jollibee Foods Corp.	2,213,220
		18,584,851
	Russia—2.5%
238,578	Mechel ADR	5,618,512
83,147	Wimm-Bill-Dann Foods OJSC ADR	2,108,608
		7,727,120
	Singapore—1.0%
2,471,560	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,235,497

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	South Africa—5.8%
368,885	Aspen Pharmacare Holdings Ltd.*	$4,957,669
137,616	Exxaro Resources Ltd.	2,611,065
227,276	JSE Ltd.	2,580,807
62,090	Kumba Iron Ore Ltd.	3,552,054
40,072	Naspers Ltd., Class N	2,118,611
2,914	Palabora Mining Co. Ltd.	44,148
154,762	Shoprite Holdings Ltd.	2,202,734
		18,067,088
	South Korea—8.6%
91,590	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,437,788
8,586	Hyundai Heavy Industries Co. Ltd.	2,796,507
46,950	Hyundai Merchant Marine Co. Ltd.	1,658,531
24,685	Hyundai Motor Co.	3,729,349
35,507	Hyundai Steel Co.	3,439,469
74,590	Kia Motors Corp.	2,976,308
7,063	LG Household & Health Care Ltd.	2,353,810
28,304	OCI Materials Co. Ltd.	2,575,721
31,083	Samsung Engineering Co. Ltd.	4,958,364
		26,925,847
	Thailand—8.6%
13,980,955	Asian Property Development PCL	3,077,862
1,704,955	Bangkok Dusit Medical Services PCL	2,289,007
150,825	Banpu PCL	3,893,881
1,946,780	BEC World PCL	2,159,120
2,179,995	Central Pattana PCL	2,017,841
9,141,165	Charoen Pokphand Foods PCL	7,104,374
2,942,995	Hana Microelectronics PCL	2,454,132
539,880	Kasikornbank PCL	2,106,937
518,095	Siam Commercial Bank PCL	1,771,339
		26,874,493
	Turkey—6.4%
128,346	Anadolu Efes Biracilik ve Malt Sanayii AS	2,052,317
673,272	Aygaz AS	3,572,982
489,851	Haci Omer Sabanci Holding AS	2,702,202
535,935	Koc Holding AS	2,563,476
554,776	Turcas Petrol AS	2,653,597
591,546	Turkiye Garanti Bankasi AS	3,634,945
754,918	Yapi ve Kredi Bankasi AS*	2,899,273
		20,078,792
	United Kingdom—0.7%
44,517	Anglo American PLC	2,071,750
	Total Common Stocks and Other Equity Interests (Cost $280,549,990)	312,037,682

Number of Shares		Value
	Money Market Fund—0.0%
163,803	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $163,803)	$163,803
	Total Investments (Cost $280,713,793)—100.0%	312,201,485
	Liabilities in excess of other assets—(0.0%)	(115,084)
	Net Assets—100.0%	$312,086,401

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—97.8%
	Austria—2.9%
1,783	Andritz AG	$136,400
3,133	Erste Group Bank AG	141,218
7,874	EVN AG	124,872
2,131	Flughafen Wien AG	132,011
5,305	Strabag SE	136,777
2,392	Vienna Insurance Group AG Wiener Versicherung Gruppe	128,481
3,460	Voestalpine AG	136,986
		936,745
	Bahamas—0.4%
5,325	Petrominerales Ltd.	136,736
	Belgium—2.4%
43,007	Ageas	132,044
16,771	Agfa Gevaert NV*	97,669
493	Bekaert SA	150,029
2,270	Cie d'Entreprises CFE	141,190
4,328	Cie Maritime Belge SA	130,777
228	D'ieteren SA	124,065
		775,774
	Bermuda—1.2%
22,958	Catlin Group Ltd.	127,991
14,299	Lancashire Holdings Ltd.	129,852
4,402	Seadrill Ltd.	132,603
		390,446
	Canada—3.3%
2,442	ATCO Ltd., Class I	125,148
2,121	Bank of Montreal	125,538
8,727	CGI Group, Inc., Class A*	134,558
4,336	Encana Corp.	122,760
7,458	Sino-Forest Corp.*	147,753
2,843	Telus Corp.	126,281
1,699	Toronto-Dominion Bank (The)	122,633
23,493	Western Coal Corp.*	159,298
		1,063,969
	China—2.1%
139,000	China Construction Bank Corp., H-Shares	132,504
140,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	132,012
68,000	Dongfeng Motor Group Co. Ltd., H-Shares	147,363
153,500	Fosun International	125,932
179,500	Soho China Ltd.	152,587
		690,398
	Denmark—0.3%
960	Topdanmark A/S*	114,883

Number of Shares		Value
	Common Stocks (Continued)
	Finland—2.1%
10,768	Amer Sports Oyj, Class A	$144,875
9,770	Huhtamaki Oyj	123,572
9,202	Kemira Oyj	135,189
10,484	Pohjola Bank PLC	132,530
1,988	Wartsila Oyj	139,261
		675,427
	France—9.2%
2,486	Arkema SA	160,429
7,009	AXA SA	127,423
1,666	BNP Paribas	121,683
983	Christian Dior SA	142,024
1,587	Cie Generale des Etablissements Michelin, Class B	126,060
1,369	Ciments Francais SA	125,640
6,503	CNP Assurances	129,612
7,661	Credit Agricole SA	125,381
5,372	Faurecia*	144,552
5,661	France Telecom SA	135,845
21,128	Natixis*	129,415
2,405	Plastic Omnium SA	144,739
3,647	PSA Peugeot Citroen SA*	144,972
2,627	Publicis Groupe SA	130,679
3,393	Rallye SA	132,164
2,454	Renault SA*	136,177
5,516	Rhodia SA	153,104
5,133	SCOR SE	126,064
1,457	SEB SA	139,468
2,026	Societe Generale	121,156
2,787	Valeo SA*	149,601
4,597	Vivendi SA	130,950
		2,977,138
	Germany—8.0%
5,971	Aareal Bank AG*	145,649
1,076	Allianz SE	134,658
1,007	Axel Springer AG	149,551
1,953	BASF SE	141,913
1,833	Bayerische Motoren Werke (BMW) AG	131,231
1,985	Daimler AG*	130,857
10,760	Freenet AG	136,183
1,023	Generali Deutschland Holding AG	133,215
2,611	Hannover Rueckversicherung AG	131,915
18,761	Infineon Technologies AG*	147,485
2,369	Lanxess AG	164,634
3,681	Leoni AG*	133,892
1,454	Merck KGaA	120,952
2,143	MTU Aero Engines Holding AG	129,269
894	Muenchener Rueckversicherungs - Gesellschaft AG	139,603
1,890	Rheinmetall AG	135,969
1,155	Siemens AG	131,766

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks (Continued)
1,170	SMA Solar Technology AG	$137,900
5,757	Tognum AG	139,909
		2,616,551
	Greece—0.8%
24,845	Piraeus Bank SA*	129,150
8,105	Public Power Corp. SA	135,745
		264,895
	Hong Kong—2.3%
43,000	Cathay Pacific Airways Ltd.	115,650
12,000	China Mobile Ltd.	122,209
19,000	Hang Lung Group Ltd.	126,098
4,500	Jardine Strategic Holdings Ltd.	117,720
353,000	PCCW Ltd.	134,783
38,000	Wheelock & Co. Ltd.	133,083
		749,543
	Ireland—0.0%
842,107	Anglo Irish Bank Corp. Ltd.*	0
	Israel—1.6%
455	Delek Group Ltd.	125,954
133	Israel Corp. Ltd. (The)*	142,873
63,000	Israel Discount Bank Ltd., Class A*	128,742
13,584	Mizrahi Tefahot Bank Ltd.	127,215
		524,784
	Italy—3.3%
6,108	Assicurazioni Generali SpA	133,710
8,870	Autostrada Torino-Milano SpA	127,106
61,869	CIR-Compagnie Industriali Riunite SpA*	140,424
5,551	Danieli SpA	146,283
23,388	Enel SpA	133,360
8,230	Fiat SpA	139,097
13,024	Societa Iniziative Autostradali e Servizi SpA	123,094
89,754	Telecom Italia SpA	137,473
		1,080,547
	Japan—28.6%
4,000	Aisin Seiki Co. Ltd.	125,487
14,700	Alps Electric Co. Ltd.	131,579
23,000	Asahi Kasei Corp.	135,059
6,600	Bridgestone Corp.	118,235
15	Central Japan Railway Co.	113,408
33,000	Chuo Mitsui Trust Holdings, Inc.	119,218
18,000	Daicel Chemical Industries Ltd.	125,140
10,000	Daihatsu Motor Co. Ltd.	135,071
7,800	Daiichikosho Co. Ltd.	127,724
28,000	Denki Kagaku Kogyo Kabushiki Kaisha	123,054
4,000	Denso Corp.	124,395
69,000	DIC Corp.	128,492
3,900	EXEDY Corp.	121,914
45,000	Fuji Electric Holdings Co. Ltd.	107,263
21,000	Fuji Heavy Industries Ltd.	145,214

Number of Shares		Value
	Common Stocks (Continued)
16,992	Fujitsu Ltd.	$116,022
23,000	Gunma Bank Ltd. (The)	115,357
9,500	Heiwa Corp.	119,590
26,000	Hino Motors Ltd.	112,328
28,000	Hitachi Ltd.	126,530
3,600	Honda Motor Co. Ltd.	131,263
64,000	IHI Corp.	121,564
33,000	Isuzu Motors Ltd.	127,002
12,000	Kaken Pharmaceutical Co. Ltd.	131,397
20,000	Kaneka Corp.	123,650
25,000	Kayaba Industry Co. Ltd.	146,493
6,000	Keihin Corp.	127,747
8,000	Koito Manufacturing Co. Ltd.	104,581
9,600	Kuraray Co. Ltd.	137,415
7,000	KYORIN Holdings, Inc.	109,150
5,600	Lintec Corp.	125,696
23,008	Marubeni Corp.	144,532
6,600	Megmilk Snow Brand Co. Ltd.	116,596
24,000	Minebea Co. Ltd.	131,695
23,500	Mitsubishi Chemical Holdings Corp.	121,074
14,000	Mitsubishi Electric Corp.	131,223
41,000	Mitsui Mining & Smelting Co. Ltd.	124,705
11,980	Mochida Pharmaceutical Co. Ltd.	129,839
29,000	Morinaga Milk Industry Co. Ltd.	118,088
9,000	NGK Spark Plug Co. Ltd.	125,363
15,000	NHK Spring Co. Ltd.	127,188
9,000	Nippon Electric Glass Co. Ltd.	115,866
13,994	Nippon Shokubai Co. Ltd.	132,035
2,600	Nippon Telegraph & Telephone Corp.	117,976
42,000	Nishi-Nippon City Bank Ltd. (The)	114,711
14,600	Nissan Motor Co. Ltd.	128,690
7,600	Nissin Kogyo Co. Ltd.	128,884
3,200	Nitto Denko Corp.	119,578
6,400	Noritz Corp.	117,274
19,000	Rengo Co. Ltd.	121,006
12,600	Resona Holdings, Inc.	100,425
17,000	San-in Godo Bank Ltd. (The)	117,554
26,100	Sapporo Hokuyo Holdings, Inc.	107,575
7,600	Sega Sammy Holdings, Inc.	123,978
21,000	Sekisui Chemical Co. Ltd.	133,482
62	Seven Bank Ltd.	111,531
38	Sony Financial Holdings, Inc.	132,092
24,000	Sumitomo Bakelite Co. Ltd.	129,907
9,500	Sumitomo Corp.	120,298
10,300	Sumitomo Electric Industries Ltd.	131,323
12,500	Sumitomo Rubber Industries Ltd.	134,544
23,000	Sumitomo Trust & Banking Co. Ltd. (The)	125,922
5,500	Suzuki Motor Corp.	134,035
4,900	Takata Corp.	120,204
2,500	Takeda Pharmaceutical Co. Ltd.	117,008
28,984	Toagosei Co. Ltd.	127,019
8,600	Toho Holdings Co. Ltd.	120,325

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks (Continued)
11,100	Tokai Rubber Industries Ltd.	$130,086
43,000	Tosoh Corp.	114,773
29,000	Toyo Ink Manufacturing Co. Ltd.	118,088
5,300	Toyoda Gosei Co. Ltd.	114,093
7,300	TS Tech Co. Ltd.	119,627
3,000	Tsuruha Holdings, Inc.	129,050
23,000	Yokohama Rubber Co. Ltd. (The)	115,071
16,000	Zeon Corp.	131,893
		9,283,264
	Jersey Island—0.4%
67,706	Beazley PLC	130,656
	Netherlands—2.4%
4,966	ASM International NV*	126,587
8,983	BinckBank NV	158,815
8,035	Koninklijke (Royal) KPN NV	134,014
3,027	Koninklijke Boskalis Westminster NV	122,431
2,485	Koninklijke DSM NV	132,699
3,939	Koninklijke Philips Electronics NV	118,968
		793,514
	Norway—1.6%
6,305	Kongsberg Gruppen ASA	130,616
5,483	Leroy Seafood Group ASA	143,380
6,563	Subsea 7, Inc.*	137,187
7,729	Telenor ASA	123,958
		535,141
	Portugal—1.7%
147,648	Banco Comercial Portugues SA, Class R	134,211
27,556	Banco Espirito Santo SA	136,732
11,676	Semapa-Sociedade de Investimento e Gestao SGPS SA	137,780
111,817	Sonae	132,102
		540,825
	Singapore—0.4%
36,000	SembCorp Industries Ltd.	127,394
	Spain—3.1%
4,985	Abengoa SA	137,880
8,929	Banco Bilbao Vizcaya Argentaria SA	117,279
24,657	Banco de Sabadell SA	119,776
19,425	Banco Popular Espanol SA	125,464
17,562	Bankinter SA	116,872
23,019	Criteria Caixacorp SA	129,800
4,542	Endesa SA	125,690
8,266	Gas Natural SDG SA	120,864
		993,625
	Sweden—3.7%
5,143	Electrolux AB, Series B	124,266
4,017	Hoganas AB, Class B	140,796
6,532	NCC AB, Class B	138,829
11,983	Nordea Bank AB	131,453

Number of Shares		Value
	Common Stocks (Continued)
8,634	Saab AB, Class B	$134,441
8,326	Svenska Cellulosa AB, Class B	128,652
3,870	Svenska Handelsbanken AB, Class A	126,062
6,011	Tele2 AB, Class B	131,791
13,996	Trelleborg AB, Class B	131,408
		1,187,698
	Switzerland—4.0%
8,523	Clariant AG*	144,202
2,771	Credit Suisse Group AG	114,531
358	Flughafen Zuerich AG	132,043
229	Forbo Holding AG	123,057
3,910	Garmin Ltd.	128,404
361	Helvetia Holding AG	127,277
3,628	Noble Corp.	125,275
1,679	Pargesa Holding SA	133,244
4,221	Tyco Electronics Ltd.	133,721
520	Zurich Financial Services AG	127,370
		1,289,124
	United Kingdom—12.0%
19,610	Amlin PLC	127,479
2,341	AstraZeneca PLC	117,131
29,132	Balfour Beatty PLC	128,876
25,062	Barclays PLC	110,030
54,601	BT Group PLC	134,174
128,616	Cable & Wireless Communications PLC	109,910
24,584	Carillion PLC	135,248
22,998	Dairy Crest Group PLC	136,193
19,445	Davis Service Group PLC (The)	129,267
119,109	Debenhams PLC*	145,394
19,794	Drax Group PLC	120,479
52,371	DS Smith PLC	140,751
22,264	FirstGroup PLC	145,195
15,578	IG Group Holdings PLC	131,629
26,665	Intermediate Capital Group PLC	137,616
20,268	International Power PLC	135,224
15,402	Investec PLC	122,680
55,140	Kesa Electricals PLC	139,730
76,053	Legal & General Group PLC	122,080
30,630	Melrose PLC	137,952
15,417	Mondi PLC	128,173
55,929	Old Mutual PLC	116,156
42,348	Pace PLC	138,459
65,213	Rank Group PLC	133,143
60,427	Senior PLC	127,913
27,044	St. James's Place PLC	119,553
42,416	Stagecoach Group PLC	141,733
19,794	Tullett Prebon PLC	125,321
49,470	Vodafone Group PLC	134,339
10,572	WS Atkins PLC	127,276
		3,899,104
	Total Common Stocks (Cost $28,411,781)	31,778,181

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2010

Number of Shares		Value
	Preferred Stocks—2.1%
	Germany—1.7%
1,396	Draegerwerk AG & Co. KGAA	$116,903
2,507	Porsche Automobil Holding SE	128,281
5,310	ProSiebenSat.1 Media AG	140,153
1,006	Volkswagen AG	151,010
		536,347
	Italy—0.4%
6,665	EXOR SpA	131,359
	Total Preferred Stocks (Cost $500,663)	667,706
	Rights—0.0%
	Austria—0.0%
7,874	EVN AG, expiring 11/12/10* (Cost $0)	449
	Total Investments (Cost $28,912,444)—99.9%	32,446,336
	Other assets less liabilities—0.1%	33,784
	Net Assets—100.0%	$32,480,120

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—0.7%
30,945	Leighton Holdings Ltd.	$1,113,195
	Brazil—11.5%
174,398	Cia Siderurgica Nacional SA ADR	2,943,838
119,534	Gerdau SA ADR	1,558,723
226,400	Iochpe-Maxion SA	3,282,610
70,100	Lupatech SA*	867,651
178,700	MMX Mineracao e Metalicos SA*	1,440,849
453,900	Paranapanema SA*	1,439,296
195,922	Vale SA ADR*	6,296,933
46,100	Weg SA	603,201
		18,433,101
	Cayman Islands—3.0%
8,961,000	Lonking Holdings Ltd.	4,808,607
	Chile—2.1%
66,236	CAP SA	3,382,117
	China—19.7%
972,000	Angang Steel Co. Ltd., H-Shares	1,527,155
776,000	Anhui Conch Cement Co. Ltd., H-Shares	3,253,228
945,000	China Communications Construction Co. Ltd., H-Shares	903,274
1,173,000	China Molybdenum Co. Ltd., H-Shares	1,125,746
1,074,000	China National Building Material Co. Ltd., H-Shares	2,618,397
1,624,000	Chongqing Iron & Steel Co. Ltd., H-Shares*	456,680
1,026,400	Dongfang Electric Corp. Ltd., H-Shares	4,991,458
1,214,000	First Tractor Co. Ltd., H-Shares	1,166,660
476,000	Guangzhou Shipyard International Co. Ltd., H-Shares	970,138
2,040,000	Harbin Power Equipment Co. Ltd., H-Shares	2,747,262
4,930,000	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares*	2,200,353
1,242,000	Jiangxi Copper Co. Ltd., H-Shares	3,460,547
8,976,000	Shanghai Electric Group Co. Ltd., H-Shares	6,009,241
		31,430,139
	Egypt—0.6%
19,520	Orascom Construction Industries	888,291
	France—4.8%
22,653	Alstom SA	1,141,661
960	Areva SA CI	438,719
114,316	Vinci SA	6,098,116
		7,678,496
	India—4.3%
113,097	Larsen & Toubro Ltd. GDR	5,268,058
60,511	Mahindra & Mahindra Ltd. GDR	994,801
43,018	Sterlite Industries (India) Ltd. ADR	665,489
		6,928,348

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Indonesia—5.5%
2,988,000	Aneka Tambang Tbk PT	$852,520
1,614,500	Indocement Tunggal Prakarsa Tbk PT	3,305,774
1,883,500	International Nickel Indonesia Tbk PT	1,001,021
2,600,500	Semen Gresik (Persero) Tbk PT	2,851,457
287,500	United Tractors Tbk PT	714,126
		8,724,898
	Israel—1.9%
178,268	Ormat Industries Ltd.	1,426,438
634,371	Shikun & Binui Ltd.	1,547,792
		2,974,230
	Malaysia—4.4%
3,844,600	Dialog Group Bhd	1,606,293
1,525,600	Gamuda Bhd	1,863,179
891,200	IJM Corp. Bhd	1,612,552
287,400	Lafarge Malayan Cement Bhd	738,936
1,176,800	WCT Bhd	1,168,668
		6,989,628
	Mexico—1.0%
576,700	Empresas ICA SAB de CV*	1,521,918
	Poland—1.4%
30,369	PBG SA	2,308,782
	Russia—4.5%
25,792	Evraz Group SA GDR*	782,014
124,940	LSR Group OJSC GDR*	1,061,990
24,586	Magnitogorsk Iron & Steel Works GDR	307,325
29,306	Mechel ADR	690,156
172,179	MMC Norilsk Nickel ADR	3,211,138
18,028	Novolipetsk Steel OJSC GDR	617,099
38,163	Severstal GDR*	514,437
		7,184,159
	Singapore—3.2%
1,176,000	Hyflux Ltd.	2,862,198
2,155,000	Midas Holdings Ltd.	1,631,756
173,000	SembCorp Marine Ltd.	614,874
		5,108,828
	South Africa—9.4%
85,605	African Rainbow Minerals Ltd.	2,198,988
353,783	Aveng Ltd.	2,237,507
279,555	Group Five Ltd.	1,575,173
524,597	Pretoria Portland Cement Co. Ltd.	2,518,530
347,174	Raubex Group Ltd.	1,246,564
155,203	Reunert Ltd.	1,427,759
199,250	Wilson Bayly Holmes-Ovcon Ltd.	3,877,285
		15,081,806

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Emerging Markets Infrastructure Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Spain—0.1%
2,536	Acciona SA	$222,767
	Sweden—1.9%
149,377	Atlas Copco AB, Class A	3,110,211
	Switzerland—5.1%
264,048	ABB Ltd. ADR*	5,470,232
114,124	Foster Wheeler AG*	2,672,784
		8,143,016
	Taiwan—6.4%
2,273,326	China Steel Corp.	2,305,138
2,474,408	Chung Hung Steel Corp.*	1,321,465
1,405,000	CTCI Corp.	1,580,662
2,527,000	Taiwan Cement Corp.	2,690,273
2,418,505	Tung Ho Steel Enterprise Corp.	2,262,795
		10,160,333
	United States—8.3%
75,973	Caterpillar, Inc.	5,971,478
38,222	Fluor Corp.	1,841,918
39,216	ITT Corp.	1,850,603
140,167	KBR, Inc.	3,560,242
		13,224,241
	Total Common Stocks and Other Equity Interests (Cost $128,548,180)	159,417,111
	Money Market Fund—0.1%
182,367	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $182,367)	182,367
	Total Investments (Cost $128,730,547)—99.9%	159,599,478
	Other assets less liabilities—0.1%	98,119
	Net Assets—100.0%	$159,697,597

Investment Abbreviations:

ADR—American Depositary Receipt

CI—Investment Certificate

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—41.7%
8,087	AGL Energy Ltd.	$127,544
55,277	Alumina Ltd.	109,991
32,682	Amcor Ltd.	215,275
48,602	AMP Ltd.	254,396
53,532	Australia & New Zealand Banking Group Ltd.	1,301,832
17,113	AXA Asia Pacific Holdings Ltd.	91,251
62,296	BHP Billiton Ltd.	2,559,742
93,821	BlueScope Steel Ltd.	183,467
25,739	Boral Ltd.	110,757
23,358	Brambles Ltd.	145,844
9,405	Caltex Australia Ltd.	107,122
40,766	CFS Retail Property Trust REIT	74,323
8,117	Coca-Cola Amatil Ltd.	96,828
28,547	Commonwealth Bank of Australia	1,368,309
5,505	Crown Ltd.	44,949
4,449	CSL Ltd.	143,169
145,070	Dexus Property Group REIT	118,024
6,674	DuluxGroup Ltd.*	17,663
28,200	Fairfax Media Ltd.	40,080
40,452	Foster's Group Ltd.	231,562
167,234	Goodman Group REIT	103,271
49,516	GPT Group REIT	135,414
656,750	GPT Group-In Specie*	0
35,177	Incitec Pivot Ltd.	128,267
61,396	Insurance Australia Group Ltd.	228,685
91,410	Intoll Group	134,848
2,391	Leighton Holdings Ltd.	86,012
20,075	Lend Lease Group	141,875
7,510	Macquarie Group Ltd.	266,479
26,912	MAP Group	80,456
26,870	Metcash Ltd.	115,097
92,847	Mirvac Group REIT	117,856
61,105	National Australia Bank Ltd.	1,524,930
5,034	Newcrest Mining Ltd.	197,176
37,126	OneSteel Ltd.	98,256
6,674	Orica Ltd.	164,724
14,215	Origin Energy Ltd.	222,101
59,818	Qantas Airways Ltd.*	166,519
19,721	QBE Insurance Group Ltd.	332,098
15,818	Rio Tinto Ltd.	1,282,092
11,043	Santos Ltd.	136,603
5,787	Sims Metal Management Ltd.	93,198
6,488	Sonic Healthcare Ltd.	69,255
62,790	Stockland REIT	232,031
51,515	Suncorp-Metway Ltd.	464,554
31,692	TABCORP Holdings Ltd.	229,256
42,789	Tatts Group Ltd.	104,854
192,420	Telstra Corp. Ltd.	503,589
16,789	Toll Holdings Ltd.	102,031

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,316	Transurban Group	$104,348
20,319	Wesfarmers Ltd.	660,039
3,102	Wesfarmers Ltd. - PPS	101,525
47,848	Westfield Group REIT	580,630
49,759	Westpac Banking Corp.	1,107,165
5,412	Woodside Petroleum Ltd.	230,761
24,050	Woolworths Ltd.	668,318
3,423	WorleyParsons Ltd.	77,002
		18,333,443
	Cayman Islands—0.1%
39,200	China Zhongwang Holdings Ltd.	23,361
	China—0.2%
48,000	Country Garden Holdings Co.	16,965
36,500	Fosun International	29,945
655,612	Semiconductor Manufacturing International Corp.*	54,971
		101,881
	Hong Kong—16.2%
36,662	Bank of East Asia Ltd. (The)	156,536
96,932	BOC Hong Kong (Holdings) Ltd.	303,839
47,904	Cathay Pacific Airways Ltd.	128,839
29,673	Cheung Kong (Holdings) Ltd.	451,661
4,986	Cheung Kong Infrastructure Holdings Ltd.	20,839
10,721	Chinese Estates Holdings Ltd.	18,310
47,345	CLP Holdings Ltd.	384,755
27,979	Esprit Holdings Ltd.	150,681
44,406	Foxconn International Holdings Ltd.*	32,765
14,000	Great Eagle Holdings Ltd.	41,897
4,928	Guoco Group Ltd.	60,263
15,799	Hang Lung Group Ltd.	104,854
22,427	Hang Lung Properties Ltd.	109,787
16,060	Hang Seng Bank Ltd.	234,924
20,580	Henderson Land Development Co. Ltd.	146,141
55,819	Hong Kong & China Gas Co. Ltd.	134,502
31,184	Hongkong Electric Holdings Ltd.	198,111
32,000	Hongkong Land Holdings Ltd.	220,800
103,948	Hutchison Whampoa Ltd.	1,024,422
4,800	Jardine Matheson Holdings Ltd.	216,000
3,500	Jardine Strategic Holdings Ltd.	91,560
13,890	Kerry Properties Ltd.	77,044
12,500	Kingboard Chemical Holdings Ltd.	60,788
151,151	Lenovo Group Ltd.	97,878
27,667	Li & Fung Ltd.	146,145
36,500	Link (The) REIT	112,528
22,694	MTR Corp. Ltd.	86,358
76,602	New World Development Co. Ltd.	151,182
94,454	Noble Group Ltd.	135,742
17,000	NWS Holdings Ltd.	40,086
11,439	Orient Overseas International Ltd.	100,264

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
446,029	PCCW Ltd.	$170,304
28,000	Shangri-La Asia Ltd.	62,990
43,895	Sino Land Co. Ltd.	91,614
76,000	SJM Holdings Ltd.	112,937
32,888	Sun Hung Kai Properties Ltd.	563,385
33,520	Swire Pacific Ltd., Class A	475,627
14,000	Tingyi (Cayman Islands) Holding Corp.	38,105
96,000	TPV Technology Ltd.	59,069
25,236	Wharf Holdings Ltd. (The)	165,694
17,000	Wheelock & Co. Ltd.	59,537
19,736	Yue Yuen Industrial (Holdings) Ltd.	70,774
		7,109,537
	New Zealand—0.9%
19,310	Fletcher Building Ltd.	121,248
141,480	Telecom Corp. of New Zealand Ltd.	221,818
20,351	Vector Ltd.	37,821
		380,887
	Singapore—6.7%
59,000	CapitaLand Ltd.	177,331
10,000	City Developments Ltd.	98,281
37,000	DBS Group Holdings Ltd.	397,373
38,000	Fraser and Neave Ltd.	183,210
167,000	Golden Agri-Resources Ltd.	83,871
3,000	Jardine Cycle & Carriage Ltd.	91,095
27,000	Keppel Corp. Ltd.	208,198
40,000	Neptune Orient Lines Ltd.*	66,139
40,000	Oversea-Chinese Banking Corp. Ltd.	278,462
21,000	SembCorp Industries Ltd.	74,313
18,000	Singapore Airlines Ltd.	220,019
37,000	Singapore Press Holdings Ltd.	118,640
26,000	Singapore Technologies Engineering Ltd.	66,494
171,000	Singapore Telecommunications Ltd.	408,260
22,000	StarHub Ltd.	45,045
22,000	United Overseas Bank Ltd.	316,848
21,000	Wilmar International Ltd.	103,844
		2,937,423
	South Korea—34.2%
845	CJ Corp.	59,550
1,776	Daelim Industrial Co. Ltd.	144,574
3,780	Daewoo Engineering & Construction Co. Ltd.	35,440
2,210	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	58,822
3,900	Dongkuk Steel Mill Co. Ltd.	89,767
1,632	Doosan Corp.	219,727
834	Doosan Heavy Industries and Construction Co. Ltd.	65,668
1,049	GS Engineering & Construction Corp.	89,029
4,170	GS Holdings	218,645
5,480	Hana Financial Group, Inc.	155,597
3,120	Hanwha Chemical Corp.	84,706
5,470	Hanwha Corp.	206,355

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
477	Honam Petrochemical Corp.	$105,129
13,040	Hynix Semiconductor, Inc.*	268,275
1,305	Hyosung Corp.	144,968
1,306	Hyundai Engineering & Construction Co. Ltd.	87,395
1,344	Hyundai Heavy Industries Co. Ltd.	437,748
2,140	Hyundai Merchant Marine Co. Ltd.	75,597
1,140	Hyundai Mobis	283,670
6,680	Hyundai Motor Co.	1,009,198
967	Hyundai Steel Co.	93,671
5,440	Industrial Bank of Korea	78,077
6,134	KB Financial Group, Inc.	272,562
147	KCC Corp.	48,728
9,200	Kia Motors Corp.	367,101
13,090	Korea Electric Power Corp.*	344,336
9,890	Korea Exchange Bank	117,775
889	Korea Express Co. Ltd.*	56,251
1,440	Korea Gas Corp.	59,059
4,820	Korea Kumho Petrochemical Co. Ltd.*	318,692
1,373	Korean Air Lines Co. Ltd.*	87,364
8,480	KT Corp.	334,603
1,731	KT&G Corp.	106,298
866	LG Chem Ltd.	267,054
8,854	LG Corp.	633,412
7,970	LG Display Co. Ltd.	272,690
5,424	LG Electronics, Inc.	477,688
3,600	LG International Corp.	114,055
5,970	LG Uplus Corp.	38,730
232	Lotte Shopping Co. Ltd.	94,944
1,257	LS Corp.	127,348
2,072	POSCO	850,712
4,093	Samsung C&T Corp.	240,069
755	Samsung Card Co. Ltd.	36,165
3,207	Samsung Electronics Co. Ltd.	2,123,275
965	Samsung Fire & Marine Insurance Co. Ltd.	165,514
5,130	Samsung Heavy Industries Co. Ltd.	143,836
893	Samsung SDI Co. Ltd.	122,611
13,870	Shinhan Financial Group Co. Ltd.	536,804
239	Shinsegae Co. Ltd.	121,279
1,772	SK Energy Co. Ltd.	237,789
10,808	SK Holdings Co. Ltd.	1,123,782
5,430	SK Networks Co. Ltd.	52,116
1,917	SK Telecom Co. Ltd.	290,467
5,554	S-Oil Corp.	342,544
5,510	STX Corp. Ltd.*	168,936
5,700	STX Offshore & Shipbuilding Co. Ltd.	137,783
16,780	Woori Finance Holdings Co. Ltd.	211,008
		15,054,988
	Total Common Stocks and Other Equity Interests (Cost $37,176,755)	43,941,520

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

October 31, 2010

Number of Shares		Value
	Rights—0.0%
	Australia—0.0%
3,521	TABCORP Holdings Ltd., expiring 11/10/10*
	(Cost $0)	$3,624
	Warrants—0.0%
	Hong Kong—0.0%
4,516	Henderson Land Development Co. Ltd., expiring 06/01/11* (Cost $0)	1,748
	Money Market Fund—0.1%
64,215	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,215)	64,215
	Total Investments (Cost $37,240,970)—100.1%	44,011,107
	Liabilities in excess of other assets—(0.1%)	(51,146)
	Net Assets—100.0%	$43,959,961

Investment Abbreviations:

PPS—Price Protected Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—5.0%
3,987	AGL Energy Ltd.	$62,881
28,702	Alumina Ltd.	57,111
16,209	Amcor Ltd.	106,768
24,547	AMP Ltd.	128,486
26,717	Australia & New Zealand Banking Group Ltd.	649,724
8,484	AXA Asia Pacific Holdings Ltd.	45,239
31,216	BHP Billiton Ltd.	1,282,665
46,097	BlueScope Steel Ltd.	90,143
11,413	Boral Ltd.	49,111
11,584	Brambles Ltd.	72,329
4,688	Caltex Australia Ltd.	53,396
21,714	CFS Retail Property Trust REIT	39,588
4,012	Coca-Cola Amatil Ltd.	47,859
14,279	Commonwealth Bank of Australia	684,418
4,365	Crown Ltd.	35,641
2,401	CSL Ltd.	77,264
71,944	Dexus Property Group REIT	58,531
3,311	DuluxGroup Ltd.*	8,763
13,986	Fairfax Media Ltd.	19,878
20,293	Foster's Group Ltd.	116,165
82,522	Goodman Group REIT	50,959
24,184	GPT Group REIT	66,137
231,466	GPT Group-In Specie*	0
17,152	Incitec Pivot Ltd.	62,542
30,325	Insurance Australia Group Ltd.	112,953
45,333	Intoll Group	66,875
1,183	Leighton Holdings Ltd.	42,556
9,954	Lend Lease Group	70,347
3,695	Macquarie Group Ltd.	131,111
13,423	MAP Group	40,130
13,471	Metcash Ltd.	57,703
43,584	Mirvac Group REIT	55,324
30,564	National Australia Bank Ltd.	762,752
2,473	Newcrest Mining Ltd.	96,864
18,614	OneSteel Ltd.	49,263
3,311	Orica Ltd.	81,720
7,152	Origin Energy Ltd.	111,746
29,664	Qantas Airways Ltd.*	82,578
9,863	QBE Insurance Group Ltd.	166,091
7,860	Rio Tinto Ltd.	637,074
5,389	Santos Ltd.	66,663
2,945	Sims Metal Management Ltd.	47,428
3,369	Sonic Healthcare Ltd.	35,962
31,503	Stockland REIT	116,415
25,546	Suncorp-Metway Ltd.	230,370
15,865	TABCORP Holdings Ltd.	114,765
21,507	Tatts Group Ltd.	52,703
94,979	Telstra Corp. Ltd.	248,573
8,272	Toll Holdings Ltd.	50,271

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,972	Transurban Group	$46,082
10,133	Wesfarmers Ltd.	329,159
1,536	Wesfarmers Ltd. - PPS	50,272
23,644	Westfield Group REIT	286,917
25,008	Westpac Banking Corp.	556,441
2,696	Woodside Petroleum Ltd.	114,954
11,979	Woolworths Ltd.	332,880
1,776	WorleyParsons Ltd.	39,952
		9,150,492
	Austria—0.5%
4,002	Erste Group Bank AG	180,388
6,221	Immoeast AG*	0
21,599	Immofinanz AG*	84,958
3,533	OMV AG	131,823
776	Raiffeisen International Bank Holding AG	43,682
959	Strabag SE	24,725
8,390	Telekom Austria AG	128,274
572	Verbund AG	22,829
566	Vienna Insurance Group AG Wiener Versicherung Gruppe	30,401
3,893	Voestalpine AG	154,129
2,959	Wienerberger AG*	49,764
		850,973
	Belgium—1.1%
180,071	Ageas	552,870
4,540	Anheuser-Busch InBev NV	284,177
5	Banque Nationale de Belgique	25,135
3,051	Belgacom SA	119,542
416	Cie Nationale a Portefeuille	22,148
500	Colruyt SA	28,132
2,261	Delhaize Group SA	157,725
36,264	Dexia SA*	161,240
57	D'ieteren SA	31,016
1,002	Groupe Bruxelles Lambert SA	88,616
351	KBC Ancora*	7,874
4,558	KBC Groep NV*	198,006
325	Mobistar SA	21,484
805	Solvay SA	85,135
1,383	UCB SA	53,573
2,423	Umicore	113,897
		1,950,570
	Bermuda—0.0%
1,843	Frontline Ltd.	52,294
	Canada—5.4%
1,165	Agrium, Inc.	103,288
3,046	Alimentation Couche Tard, Inc., Class B	72,498
1,146	ATCO Ltd., Class I	58,730
7,136	Bank of Montreal	422,368

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,588	Bank of Nova Scotia	$568,834
4,707	Barrick Gold Corp.	227,209
4,764	BCE, Inc.	160,158
251	Bombardier, Inc., Class A	1,251
15,061	Bombardier, Inc., Class B	75,187
6,733	Brookfield Asset Management, Inc., Class A	200,349
3,735	Brookfield Properties Corp.	64,672
1,807	Cameco Corp.	56,025
4,311	Canadian Imperial Bank of Commerce	331,417
3,569	Canadian National Railway Co.	231,690
6,678	Canadian Natural Resources Ltd.	243,666
2,267	Canadian Pacific Railway Ltd.	148,104
1,416	Canadian Tire Corp. Ltd., Class A	82,920
1,564	Canadian Utilities Ltd., Class A	75,295
5,355	Celestica, Inc.*	45,204
2,898	Cenovus Energy, Inc.	80,823
3,109	CGI Group, Inc., Class A*	47,936
2,113	CI Financial Corp.	44,332
1,638	Empire Co. Ltd., Class A	93,956
3,441	Enbridge, Inc.	190,750
12,765	Encana Corp.	361,399
258	Fairfax Financial Holdings Ltd.	105,773
2,565	Finning International, Inc.	60,445
2,103	Fortis, Inc.	66,897
1,179	George Weston Ltd.	94,948
3,003	Goldcorp, Inc.	134,391
3,363	Great-West Lifeco, Inc.	88,041
3,946	Husky Energy, Inc.	98,185
1,293	IGM Financial, Inc.	54,841
2,372	Imperial Oil Ltd.	91,421
1,408	Intact Financial Corp.	63,911
4,095	Jean Coutu Group PJC, Inc. (The), Class A	36,902
3,718	Kinross Gold Corp.	67,045
2,105	Loblaw Cos. Ltd.	90,149
2,956	Magna International, Inc.	267,946
921	Manitoba Telecom Services, Inc.	26,365
24,423	Manulife Financial Corp.	309,848
1,677	Metro, Inc., Class A	77,126
2,037	National Bank of Canada	134,379
4,772	Nexen, Inc.	101,761
3,599	Onex Corp.	105,643
1,153	Potash Corp. of Saskatchewan, Inc.	167,126
8,694	Power Corp. of Canada	243,152
3,951	Power Financial Corp.	119,237
1,880	Quebecor, Inc., Class B	67,969
1,544	Research In Motion Ltd.*	88,018
2,057	RioCan REIT	46,594
4,441	Rogers Communications, Inc., Class B	162,173
12,364	Royal Bank of Canada	660,847
1,129	Saputo, Inc.	43,247
3,685	Shaw Communications, Inc., Class B	79,197

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,012	Shoppers Drug Mart Corp.	$76,715
9,476	Sun Life Financial, Inc.	268,747
6,728	Suncor Energy, Inc.	216,068
9,225	Talisman Energy, Inc.	167,620
4,776	Teck Resources Ltd., Class B	214,019
1,122	Telus Corp.	49,837
914	Telus Corp. NVTG	38,748
3,676	Thomson Reuters Corp.	140,704
8,835	Toronto-Dominion Bank (The)	637,707
3,151	TransAlta Corp.	63,943
6,701	TransCanada Corp.	248,061
4,977	Viterra, Inc.*	47,784
4,212	Yamana Gold, Inc.	46,441
		9,958,032
	Cayman Islands—0.0%
19,600	China Zhongwang Holdings Ltd.	11,681
	China—0.0%
26,000	Country Garden Holdings Co.	9,190
18,000	Fosun International	14,767
306,751	Semiconductor Manufacturing International Corp.*	25,720
		49,677
	Denmark—0.8%
11	A P Moller - Maersk A/S, Class A	92,330
30	A P Moller - Maersk A/S, Class B	260,031
1,571	Carlsberg A/S, Class B	171,603
641	Danisco A/S	55,201
15,406	Danske Bank A/S*	409,219
2,976	Novo Nordisk A/S, Class B	312,869
3,196	Torm A/S*	24,032
287	Tryg AS	14,444
1,726	Vestas Wind Systems A/S*	55,016
		1,394,745
	Finland—1.3%
2,823	Elisa Oyj	60,307
6,083	Fortum Oyj	172,223
2,436	Kesko Oyj, Class B	120,602
1,252	Kone Oyj, Class B	66,996
2,938	Metso Corp. Oyj	139,126
4,103	Neste Oil Oyj	67,977
57,928	Nokia Oyj	624,790
3,292	Outokumpu Oyj	59,070
3,651	Pohjola Bank PLC	46,153
2,913	Rautaruukki Oyj	57,776
8,655	Sampo Oyj, Class A	242,156
931	Sanoma Oyj	20,950
23,282	Stora Enso Oyj, Class R	231,048
17,234	UPM-Kymmene Oyj	286,245

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,532	Wartsila Oyj	$107,318
1,903	YIT Oyj	45,943
		2,348,680
	France—10.9%
2,889	Accor SA	118,314
297	Aeroports de Paris	25,193
8,397	Air France-KLM*	153,065
2,342	Air Liquide SA	302,533
47,953	Alcatel-Lucent*	168,091
2,349	Alstom SA	118,384
1,629	Arkema SA	105,124
1,027	Atos Origin SA*	47,426
60,382	AXA SA	1,097,739
15,410	BNP Paribas	1,125,535
5,413	Bouygues SA	238,233
2,111	Cap Gemini	107,549
15,055	Carrefour SA	811,470
1,198	Casino Guichard-Perrachon SA	112,394
1,031	Christian Dior SA	148,959
11,621	Cie de Saint-Gobain	542,062
2,843	Cie Generale de Geophysique-Veritas*	66,187
2,161	Cie Generale des Etablissements Michelin, Class B	171,654
282	Ciments Francais SA	25,881
4,707	CNP Assurances	93,816
26,943	Credit Agricole SA	440,951
4,742	DANONE SA	299,722
2,889	Edenred*	60,432
1,836	Eiffage SA	90,591
3,379	Electricite de France SA	154,631
127	Eramet	43,962
1,088	Essilor International SA	72,556
165	Esso SA Francaise	22,131
629	Euler Hermes SA*	59,143
576	Eurazeo	43,712
1,242	Faurecia*	33,420
469	Fonciere des Regions REIT	53,453
51,396	France Telecom SA	1,233,331
20,536	GDF Suez	818,613
288	Gecina SA REIT	34,905
313	Hermes International	66,322
185	ICADE REIT	20,313
577	Imerys SA	34,389
556	JC Decaux SA*	16,263
686	Klepierre REIT	26,650
4,173	Lafarge SA	238,150
3,612	Lagardere SCA	153,848
947	Legrand SA	36,512
1,988	L'Oreal SA	233,097
2,792	LVMH Moet Hennessy Louis Vuitton SA	436,956

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,303	Metropole Television SA	$31,784
16,633	Natixis*	101,882
911	Nexans SA	64,804
576	Nexity	25,531
2,234	PagesJaunes Groupe	24,530
2,347	Pernod-Ricard SA	207,828
1,833	PPR	300,118
13,850	PSA Peugeot Citroen SA*	550,553
1,357	Publicis Groupe SA	67,503
1,474	Rallye SA	57,415
9,152	Renault SA*	507,861
1,773	Rexel SA*	33,416
192	SA des Ciments Vicat	15,014
2,312	Safran SA	73,202
12,544	Sanofi-Aventis SA	874,884
3,293	Schneider Electric SA	466,848
2,963	SCOR SE	72,770
2,114	Sequana	30,558
17,456	Societe Generale	1,043,877
2,776	Societe Television Francaise 1	45,239
1,648	Sodexo	107,106
10,719	STMicroelectronics NV	93,621
4,052	Suez Environnement Co.	79,100
9,906	Technicolor*	62,371
1,140	Technip SA	95,687
1,390	Thales SA	56,597
47,178	Total SA	2,560,287
959	Unibail-Rodamco SE REIT	199,537
2,796	Valeo SA*	150,084
1,296	Vallourec SA	134,324
11,287	Veolia Environnement	331,091
7,299	Vinci SA	389,361
25,969	Vivendi SA	739,753
578	Wendel	44,731
		19,942,929
	Germany—9.1%
2,164	Adidas AG	140,973
11,565	Allianz SE	1,447,321
1,139	Aurubis AG	58,511
104	Axel Springer AG	15,445
15,605	BASF SE	1,133,922
8,069	Bayer AG	601,354
9,104	Bayerische Motoren Werke (BMW) AG	651,790
711	BayWa AG	29,696
582	Beiersdorf AG	37,866
717	Bilfinger Berger AG	52,150
2,601	Celesio AG	61,927
31,457	Commerzbank AG*	283,101
34,979	Daimler AG*	2,305,920
16,570	Deutsche Bank AG	953,929

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,582	Deutsche Boerse AG	$111,172
8,822	Deutsche Lufthansa AG*	188,524
25,210	Deutsche Post AG	469,528
1,731	Deutsche Postbank AG*	60,196
95,038	Deutsche Telekom AG	1,375,092
36,653	E.ON AG	1,146,240
449	Fraport AG	28,445
1,542	Fresenius Medical Care AG & Co. KGaA	98,095
401	Fresenius SE	35,342
2,400	GEA Group AG	62,679
191	Generali Deutschland Holding AG	24,872
1,031	Hannover Rueckversicherung AG	52,089
3,497	HeidelbergCement AG	182,681
1,127	Henkel AG & Co. KGaA	55,898
1,163	Hochtief AG	100,624
15,039	Infineon Technologies AG*	118,226
1,131	K+S AG	78,615
701	Kloeckner & Co. SE*	15,492
1,667	Lanxess AG	115,848
1,292	Linde AG	185,770
2,561	MAN SE	281,203
2,072	Merck KGaA	172,360
4,489	Metro AG	314,209
4,550	Muenchener Rueckversicherungs- Gesellschaft AG	710,507
226	Rheinmetall AG	16,259
6,939	RWE AG	496,693
1,017	Salzgitter AG	72,924
4,532	SAP AG	236,025
11,440	Siemens AG	1,305,110
957	Suedzucker AG	22,612
10,706	ThyssenKrupp AG	393,434
13,475	TUI AG*	157,210
1,004	Volkswagen AG	131,676
149	Wacker Chemie AG	30,702
		16,620,257
	Greece—0.4%
11,245	Alpha Bank AE*	74,396
1,403	Coca-Cola Hellenic Bottling Co. SA	36,271
11,247	EFG Eurobank Ergasias SA*	69,563
2,800	Hellenic Petroleum SA	22,416
9,480	Hellenic Telecommunications Organization SA	75,764
11,836	Marfin Investment Group SA*	13,325
1,190	Motor Oil (Hellas) Corinth Refineries SA	13,067
16,525	National Bank of Greece SA*	180,759
5,140	OPAP SA	96,802
8,321	Piraeus Bank SA*	43,255
3,118	Public Power Corp. SA	52,221
		677,839

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—1.9%
18,295	Bank of East Asia Ltd. (The)	$78,114
47,742	BOC Hong Kong (Holdings) Ltd.	149,650
19,085	Cathay Pacific Airways Ltd.	51,330
12,435	Cheung Kong (Holdings) Ltd.	189,277
2,445	Cheung Kong Infrastructure Holdings Ltd.	10,219
5,384	Chinese Estates Holdings Ltd.	9,195
23,710	CLP Holdings Ltd.	192,682
13,916	Esprit Holdings Ltd.	74,945
18,478	Foxconn International Holdings Ltd.*	13,634
6,000	Great Eagle Holdings Ltd.	17,956
2,379	Guoco Group Ltd.	29,092
7,072	Hang Lung Group Ltd.	46,935
10,607	Hang Lung Properties Ltd.	51,925
7,969	Hang Seng Bank Ltd.	116,570
9,863	Henderson Land Development Co. Ltd.	70,038
28,858	Hong Kong & China Gas Co. Ltd.	69,536
16,054	Hongkong Electric Holdings Ltd.	101,990
15,000	Hongkong Land Holdings Ltd.	103,500
51,856	Hutchison Whampoa Ltd.	511,048
2,400	Jardine Matheson Holdings Ltd.	108,000
1,500	Jardine Strategic Holdings Ltd.	39,240
4,987	Kerry Properties Ltd.	27,662
6,000	Kingboard Chemical Holdings Ltd.	29,178
76,590	Lenovo Group Ltd.	49,596
12,981	Li & Fung Ltd.	68,570
18,000	Link (The) REIT	55,493
13,375	MTR Corp. Ltd.	50,896
38,928	New World Development Co. Ltd.	76,829
47,509	Noble Group Ltd.	68,276
8,000	NWS Holdings Ltd.	18,864
5,164	Orient Overseas International Ltd.	45,263
210,320	PCCW Ltd.	80,305
12,000	Shangri-La Asia Ltd.	26,996
20,078	Sino Land Co. Ltd.	41,905
38,000	SJM Holdings Ltd.	56,468
16,733	Sun Hung Kai Properties Ltd.	286,643
17,308	Swire Pacific Ltd., Class A	245,589
6,000	Tingyi (Cayman Islands) Holding Corp.	16,331
36,000	TPV Technology Ltd.	22,151
12,001	Wharf Holdings Ltd. (The)	78,796
8,000	Wheelock & Co. Ltd.	28,017
5,148	Yue Yuen Industrial (Holdings) Ltd.	18,461
		3,427,165
	Ireland—0.3%
120,799	Allied Irish Banks PLC*	56,582
5,231	Anglo Irish Bank Corp. Ltd.*	0
10,958	CRH PLC	187,412
256,363	Governor & Co. of the Bank of Ireland (The)*	189,918

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,316	Irish Life & Permanent Group Holdings PLC*	$49,258
1,031	Kerry Group PLC, Class A	37,903
5,828	Ryanair Holdings PLC	33,454
3,999	Smurfit Kappa Group PLC*	42,759
		597,286
	Israel—0.3%
32,021	Bank Hapoalim BM*	145,442
8,019	Bank Leumi Le-Israel*	36,975
23,737	Bezeq Israeli Telecommunication Corp. Ltd.	63,028
39	Delek Group Ltd.	10,796
673	Discount Investment Corp.	15,405
616	IDB Holding Corp. Ltd.	22,142
3,141	Israel Chemicals Ltd.	48,104
30	Israel Corp. Ltd. (The)*	32,227
38,868	Oil Refineries Ltd.	23,071
3,698	Teva Pharmaceutical Industries Ltd.	192,820
		590,010
	Italy—4.9%
29,678	A2A SpA	48,303
1,658	ACEA SpA*	19,749
29,342	Assicurazioni Generali SpA	642,324
4,334	Atlantia SpA	98,911
1,891	Autogrill SpA*	25,179
10,721	Banca Carige SpA	25,928
91,179	Banca Monte dei Paschi di Siena SpA*	128,124
11,818	Banca Popolare di Milano Scarl	55,150
21,161	Banco Popolare Societa Cooperativa Scarl	113,603
1,944	Benetton Group SpA	15,766
2,760	Buzzi Unicem SpA	31,648
10,377	CIR-Compagnie Industriali Riunite SpA*	23,553
2,031	Credito Emiliano SpA	14,425
11,386	Edison SpA	14,005
168,948	Enel SpA	963,353
70,702	Eni SpA	1,590,971
2,538	ERG SpA	34,993
1,357	EXOR SpA	34,836
32,728	Fiat SpA	553,142
9,836	Finmeccanica SpA	137,121
4,764	Fondiaria-Sai SpA	56,514
2,347	Fondiaria-Sai SpA RSP	17,485
9,997	Hera SpA	21,120
234,497	Intesa Sanpaolo SpA	823,782
3,180	Italcementi SpA	26,740
3,864	Italcementi SpA RSP	18,636
446	Italmobiliare SpA	15,745
1,092	Italmobiliare SpA RSP	27,988
717	Lottomatica SpA	11,939
985	Luxottica Group SpA	29,065
16,602	Mediaset SpA	122,298

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,372	Mediobanca SpA*	$117,675
2,806	Mediolanum SpA	13,172
9,663	Milano Assicurazioni SpA	20,858
22,471	Parmalat SpA	61,715
8,546	Pirelli & C. SpA	72,872
8,546	Prelios SpA*	5,007
24,754	Premafin Finanziaria SpA*	36,986
2,143	Saipem SpA	95,105
11,563	Saras SpA*	25,538
13,170	Snam Rete Gas SpA	71,252
574,536	Telecom Italia SpA	880,000
256,230	Telecom Italia SpA RSP	313,398
14,873	Terna-Rete Elettrica Nationale SpA	68,528
14,418	UBI Banca-Unione di Banche Italiane ScpA	152,000
480,481	UniCredit SpA	1,250,828
44,932	Unipol Gruppo Finanziario SpA	35,254
		8,962,584
	Japan—15.0%
1,850	Acom Co. Ltd.	21,199
17,600	Aeon Co. Ltd.	207,136
19,800	Aiful Corp.*	11,307
3,100	Aisin Seiki Co. Ltd.	97,253
7,000	Ajinomoto Co., Inc.	66,741
1,100	Alfresa Holdings Corp.	46,226
10,000	All Nippon Airways Co. Ltd.*	37,865
5,000	Alps Electric Co. Ltd.	44,755
4,000	Amada Co. Ltd.	26,319
4,600	Asahi Breweries Ltd.	92,800
12,000	Asahi Glass Co. Ltd.	115,158
17,000	Asahi Kasei Corp.	99,826
3,500	Astellas Pharma, Inc.	130,093
12,000	Bank of Yokohama Ltd. (The)	58,994
9,700	Bridgestone Corp.	173,769
4,000	Brother Industries Ltd.	51,049
1,900	Canon Marketing Japan, Inc.	23,659
13,900	Canon, Inc.	641,937
4,600	Casio Computer Co. Ltd.	32,323
26	Central Japan Railway Co.	196,574
8,000	Chiba Bank Ltd. (The)	49,361
9,200	Chubu Electric Power Co., Inc.	232,541
1,500	Chugai Pharmaceutical Co. Ltd.	26,238
4,700	Chugoku Electric Power Co., Inc. (The)	94,759
13,000	Chuo Mitsui Trust Holdings, Inc.	46,965
41,000	Cosmo Oil Co. Ltd.	110,453
4,700	Credit Saison Co. Ltd.	66,868
8,000	Dai Nippon Printing Co. Ltd.	100,906
17,350	Daiei, Inc. (The)*	62,680
4,000	Daihatsu Motor Co. Ltd.	54,029
5,000	Daiichi Sankyo Co. Ltd.	105,835
1,600	Daikin Industries Ltd.	55,637

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,500	Dainippon Sumitomo Pharma Co. Ltd.	$13,520
900	Daito Trust Construction Co. Ltd.	54,302
8,000	Daiwa House Industry Co. Ltd.	86,307
19,000	Daiwa Securities Group, Inc.	77,368
5,800	Denso Corp.	180,372
1,800	Dentsu, Inc.	42,413
19,000	DIC Corp.	35,382
3,900	East Japan Railway Co.	240,875
1,800	Eisai Co. Ltd.	61,855
3,200	Electric Power Development Co. Ltd.	94,749
900	FANUC Ltd.	130,168
600	Fast Retailing Co. Ltd.	78,436
14,000	Fuji Electric Holdings Co. Ltd.	33,371
15,000	Fuji Heavy Industries Ltd.	103,724
9	Fuji Media Holdings, Inc.	11,911
5,900	FUJIFILM Holdings Corp.	196,667
7,000	Fujikura Ltd.	32,588
34,000	Fujitsu Ltd.	232,154
10,000	Fukuoka Financial Group, Inc.	38,858
8,000	Furukawa Electric Co. Ltd.	29,795
5,000	Hachijuni Bank Ltd. (The)	25,698
810	Hakuhodo DY Holdings, Inc.	40,525
14,000	Hankyu Hanshin Holdings, Inc.	67,089
12,000	Hanwa Co. Ltd.	47,374
7,000	Hino Motors Ltd.	30,242
1,100	Hitachi Chemical Co. Ltd.	20,416
1,100	Hitachi Construction Machinery Co. Ltd.	23,366
600	Hitachi High-Technologies Corp.	11,650
125,000	Hitachi Ltd.	564,867
2,000	Hitachi Metals Ltd.	22,768
3,000	Hokkaido Electric Power Co., Inc.	63,054
15,000	Hokuhoku Financial Group, Inc.	27,747
3,100	Hokuriku Electric Power Co.	75,162
18,700	Honda Motor Co. Ltd.	681,836
3,900	HOYA Corp.	91,121
900	Ibiden Co. Ltd.	22,145
1,000	Idemitsu Kosan Co. Ltd.	84,047
26,000	IHI Corp.	49,385
6	Inpex Corp.	31,173
2,900	Isetan Mitsukoshi Holdings Ltd.	31,970
28,000	Isuzu Motors Ltd.	107,759
19,200	ITOCHU Corp.	168,283
53	Japan Tobacco, Inc.	164,692
7,400	JFE Holdings, Inc.	230,773
7,000	JFE Shoji Holdings, Inc.	27,114
1,000	JGC Corp.	19,119
8,000	Joyo Bank Ltd. (The)	34,761
3,500	JS Group Corp.	68,827
1,600	JSR Corp.	27,670
6,100	JTEKT Corp.	61,189
75,000	JX Holdings, Inc.	440,410

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
28,000	Kajima Corp.	$65,698
3,000	Kaneka Corp.	18,548
10,900	Kansai Electric Power Co., Inc. (The)	275,782
5,100	Kao Corp.	129,352
19,000	Kawasaki Heavy Industries Ltd.	52,365
26,000	Kawasaki Kisen Kaisha Ltd.	101,353
53	KDDI Corp.	285,233
4,000	Keio Corp.	27,958
100	Keyence Corp.	24,767
3,000	Kinden Corp.	25,773
14,000	Kintetsu Corp.	44,320
10,000	Kirin Holdings Co. Ltd.	137,058
61,000	Kobe Steel Ltd.	134,041
10,300	Komatsu Ltd.	252,161
6,000	Konica Minolta Holdings, Inc.	58,101
6,000	Kubota Corp.	53,333
4,000	Kuraray Co. Ltd.	57,256
1,700	Kyocera Corp.	169,472
2,000	Kyowa Hakko Kirin Co. Ltd.	19,565
6,400	Kyushu Electric Power Co., Inc.	151,518
700	Lawson, Inc.	31,806
7,100	Leopalace21 Corp.*	8,021
1,000	Makita Corp.	35,133
27,000	Marubeni Corp.	169,609
5,700	Marui Group Co. Ltd.	44,793
42,000	Mazda Motor Corp.	106,890
5,700	Medipal Holdings Corp.	66,518
24,000	Mitsubishi Chemical Holdings Corp.	123,650
14,000	Mitsubishi Corp.	336,313
26,000	Mitsubishi Electric Corp.	243,700
6,000	Mitsubishi Estate Co. Ltd.	105,028
6,000	Mitsubishi Gas Chemical Co., Inc.	37,095
58,000	Mitsubishi Heavy Industries Ltd.	210,975
27,000	Mitsubishi Materials Corp.*	84,469
49,000	Mitsubishi Motors Corp.*	58,399
1,000	Mitsubishi Tanabe Pharma Corp.	16,338
158,360	Mitsubishi UFJ Financial Group, Inc.	737,244
18,500	Mitsui & Co. Ltd.	290,534
27,000	Mitsui Chemicals, Inc.	79,106
8,000	Mitsui Fudosan Co. Ltd.	151,061
18,000	Mitsui OSK Lines Ltd.	115,307
153,800	Mizuho Financial Group, Inc.	223,397
4,600	MS&AD Insurance Group Holdings, Inc.	110,389
1,800	Murata Manufacturing Co. Ltd.	101,117
11,000	Nagoya Railroad Co. Ltd.	30,180
3,200	Namco Bandai Holdings, Inc.	29,477
95,000	NEC Corp.	264,184
1,000	NGK Insulators Ltd.	15,133
500	Nidec Corp.	49,410
1,900	Nikon Corp.	35,854
800	Nintendo Co. Ltd.	207,076

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,000	Nippon Electric Glass Co. Ltd.	$51,496
19,000	Nippon Express Co. Ltd.	75,481
3,000	Nippon Meat Packers, Inc.	34,860
2,800	Nippon Paper Group, Inc.	71,121
16,000	Nippon Sheet Glass Co. Ltd.	35,158
83,000	Nippon Steel Corp.	260,695
13,800	Nippon Telegraph & Telephone Corp.	626,183
60	Nippon Television Network Corp.	7,918
35,000	Nippon Yusen Kabushiki Kaisha	147,300
50,500	Nissan Motor Co. Ltd.	445,127
2,000	Nisshin Seifun Group, Inc.	24,730
18,000	Nisshin Steel Co. Ltd.	32,402
800	Nissin Foods Holdings Co. Ltd.	28,961
1,300	Nitto Denko Corp.	48,579
27,000	NKSJ Holdings, Inc.*	185,363
1,800	NOK Corp.	32,112
29,700	Nomura Holdings, Inc.	154,123
1,300	Nomura Research Institute Ltd.	24,483
6,000	NSK Ltd.	45,438
7,000	NTN Corp.	31,719
14	NTT Data Corp.	42,982
259	NTT DoCoMo, Inc.	435,686
16,000	Obayashi Corp.	65,152
4,000	Odakyu Electric Railway Co. Ltd.	36,847
16,000	OJI Paper Co. Ltd.	73,892
1,500	Olympus Corp.	39,292
2,900	OMRON Corp.	67,253
800	Ono Pharmaceutical Co. Ltd.	33,966
200	Oracle Corp. Japan	9,088
300	Oriental Land Co. Ltd.	29,050
2,110	ORIX Corp.	192,271
26,000	Osaka Gas Co. Ltd.	98,125
43,500	Panasonic Corp.	638,864
3,000	Panasonic Electric Works Co. Ltd.	39,367
6,800	Promise Co. Ltd.	28,449
3,700	Resona Holdings, Inc.	29,490
9,000	Ricoh Co. Ltd.	125,810
1,400	Rohm Co. Ltd.	87,250
600	Ryoshoku Ltd.	12,924
500	Sankyo Co. Ltd.	26,629
19,000	Sanyo Electric Co. Ltd.*	30,900
220	SBI Holdings, Inc.	26,875
1,400	Secom Co. Ltd.	63,526
1,900	Sega Sammy Holdings, Inc.	30,994
4,200	Seiko Epson Corp.	66,898
7,000	Sekisui Chemical Co. Ltd.	44,494
9,000	Sekisui House Ltd.	84,581
10,400	Seven & I Holdings Co. Ltd.	241,827
14,000	Sharp Corp.	138,175
2,600	Shikoku Electric Power Co., Inc.	76,854
15,000	Shimizu Corp.	57,914

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,000	Shin-Etsu Chemical Co. Ltd.	$151,769
50,000	Shinsei Bank Ltd.*	39,727
1,300	Shionogi & Co. Ltd.	22,627
1,900	Shiseido Co. Ltd.	39,675
5,000	Shizuoka Bank Ltd. (The)	42,831
26,000	Showa Denko K.K.	47,449
5,400	Showa Shell Sekiyu K.K.	45,385
300	SMC Corp.	45,810
4,300	SoftBank Corp.	138,262
112,300	Sojitz Corp.	206,336
16,100	Sony Corp.	537,666
1,400	Sumco Corp.*	21,674
19,000	Sumitomo Chemical Co. Ltd.	82,793
18,300	Sumitomo Corp.	231,732
10,100	Sumitomo Electric Industries Ltd.	128,773
4,000	Sumitomo Forestry Co. Ltd.	29,597
6,000	Sumitomo Heavy Industries Ltd.	34,115
54,000	Sumitomo Metal Industries Ltd.	125,363
6,000	Sumitomo Metal Mining Co. Ltd.	95,196
16,100	Sumitomo Mitsui Financial Group, Inc.	482,101
4,000	Sumitomo Realty & Development Co. Ltd.	87,101
2,900	Sumitomo Rubber Industries Ltd.	31,214
15,000	Sumitomo Trust & Banking Co. Ltd. (The)	82,123
1,000	Suzuken Co. Ltd.	31,421
6,100	Suzuki Motor Corp.	148,657
3,850	T&D Holdings, Inc.	78,816
34,000	Taiheiyo Cement Corp.*	36,723
31,000	Taisei Corp.	66,195
2,000	Taisho Pharmaceutical Co. Ltd.	42,011
5,000	Takashimaya Co. Ltd.	37,616
7,200	Takeda Pharmaceutical Co. Ltd.	336,983
1,000	TDK Corp.	57,045
18,000	Teijin Ltd.	66,592
600	Terumo Corp.	30,428
6,000	Tobu Railway Co. Ltd.	33,669
5,000	Toho Gas Co. Ltd.	26,381
7,100	Tohoku Electric Power Co., Inc.	159,276
6,200	Tokio Marine Holdings, Inc.	174,570
500	Tokyo Broadcasting System Holdings, Inc.	6,158
19,400	Tokyo Electric Power Co., Inc. (The)	463,625
1,000	Tokyo Electron Ltd.	56,425
28,000	Tokyo Gas Co. Ltd.	131,744
15,000	Tokyu Corp.	67,039
9,000	Tokyu Land Corp.	41,006
8,000	TonenGeneral Sekiyu K.K.	71,210
11,000	Toppan Printing Co. Ltd.	88,492
18,000	Toray Industries, Inc.	104,134
50,000	Toshiba Corp.	250,155
14,000	Tosoh Corp.	37,368
3,200	Toyo Seikan Kaisha Ltd.	54,545
600	Toyoda Gosei Co. Ltd.	12,916

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
800	Toyota Auto Body Co. Ltd.	$12,017
1,100	Toyota Boshoku Corp.	18,627
1,800	Toyota Industries Corp.	50,726
43,100	Toyota Motor Corp.	1,529,769
6,100	Toyota Tsusho Corp.	94,586
12,000	Ube Industries Ltd.	29,348
5,900	UNY Co. Ltd.	49,148
30	West Japan Railway Co.	111,285
32	Yahoo! Japan Corp.	11,187
1,160	Yamada Denki Co. Ltd.	75,317
3,300	Yamaha Corp.	40,436
6,300	Yamaha Motor Co. Ltd.*	96,670
5,100	Yamato Holdings Co. Ltd.	64,201
2,000	Yamazaki Baking Co. Ltd.	24,358
		27,527,030
	Luxembourg—0.4%
19,558	ArcelorMittal	627,807
185	RTL Group	16,675
2,963	SES SA FDR	75,838
3,875	Tenaris SA	80,249
		800,569
	Netherlands—3.9%
72,576	Aegon NV*	459,377
4,320	Akzo Nobel NV	256,146
1,573	ASML Holding NV	51,837
1,394	Corio NV REIT	102,262
7,348	European Aeronautic Defence and Space Co. NV*	192,872
1,792	Heineken Holding NV	77,062
2,267	Heineken NV	114,756
311,178	ING Groep NV CVA*	3,317,324
27,340	Koninklijke (Royal) KPN NV	455,999
20,563	Koninklijke Ahold NV	283,805
10,473	Koninklijke BAM Groep NV	70,526
3,391	Koninklijke DSM NV	181,079
13,786	Koninklijke Philips Electronics NV	416,372
641	Nutreco NV	46,578
1,580	Randstad Holding NV*	75,105
3,554	Reed Elsevier NV	46,246
2,176	SBM Offshore NV	44,338
6,906	SNS REAAL NV*	31,868
5,776	TNT NV	153,336
26,239	Unilever NV CVA	776,985
3,720	Wolters Kluwer NV	84,511
		7,238,384
	New Zealand—0.1%
9,579	Fletcher Building Ltd.	60,147
70,818	Telecom Corp. of New Zealand Ltd.	111,031
10,570	Vector Ltd.	19,644
		190,822

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Norway—0.9%
814	Aker ASA, Class A	$16,587
3,301	Aker Solutions ASA	49,999
15,877	DnB NOR ASA	216,758
52,205	Norsk Hydro ASA	317,888
16,533	Orkla ASA	159,179
26,821	Statoil ASA	582,501
8,961	Storebrand ASA*	64,836
12,959	Telenor ASA	207,838
1,817	Yara International ASA	95,029
		1,710,615
	Portugal—0.4%
8,115	Banco BPI SA	17,967
88,734	Banco Comercial Portugues SA, Class R	80,659
5,545	Banco Espirito Santo SA	27,514
4,809	Brisa Auto-Estradas de Portugal SA	36,368
2,557	CIMPOR-Cimentos de Portugal SGPS SA	17,738
46,550	EDP-Energias de Portugal SA	177,860
2,527	Galp Energia SGPS SA, Class B	48,680
1,918	Jeronimo Martins SGPS SA	28,738
18,918	Portugal Telecom SGPS SA	272,670
23,622	Sonae	27,907
		736,101
	Singapore—0.8%
30,000	CapitaLand Ltd.	90,168
4,000	City Developments Ltd.	39,312
17,000	DBS Group Holdings Ltd.	182,577
17,000	Fraser and Neave Ltd.	81,963
84,000	Golden Agri-Resources Ltd.	42,187
1,000	Jardine Cycle & Carriage Ltd.	30,365
12,000	Keppel Corp. Ltd.	92,532
18,000	Neptune Orient Lines Ltd.*	29,762
19,000	Oversea-Chinese Banking Corp. Ltd.	132,270
9,000	SembCorp Industries Ltd.	31,849
8,000	Singapore Airlines Ltd.	97,786
17,000	Singapore Press Holdings Ltd.	54,510
13,000	Singapore Technologies Engineering Ltd.	33,247
85,000	Singapore Telecommunications Ltd.	202,936
10,000	StarHub Ltd.	20,475
12,000	United Overseas Bank Ltd.	172,826
10,000	Wilmar International Ltd.	49,450
		1,384,215
	South Korea—4.1%
419	CJ Corp.	29,528
883	Daelim Industrial Co. Ltd.	71,880
1,790	Daewoo Engineering & Construction Co. Ltd.	16,782
1,050	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	27,947

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,920	Dongkuk Steel Mill Co. Ltd.	$44,193
812	Doosan Corp.	109,325
413	Doosan Heavy Industries and Construction Co. Ltd.	32,519
526	GS Engineering & Construction Corp.	44,642
2,073	GS Holdings	108,693
2,720	Hana Financial Group, Inc.	77,231
1,530	Hanwha Chemical Corp.	41,539
2,710	Hanwha Corp.	102,235
236	Honam Petrochemical Corp.	52,013
6,430	Hynix Semiconductor, Inc.*	132,286
645	Hyosung Corp.	71,651
644	Hyundai Engineering & Construction Co. Ltd.	43,095
668	Hyundai Heavy Industries Co. Ltd.	217,571
1,050	Hyundai Merchant Marine Co. Ltd.	37,092
567	Hyundai Mobis	141,089
3,316	Hyundai Motor Co.	500,973
480	Hyundai Steel Co.	46,496
2,700	Industrial Bank of Korea	38,751
3,051	KB Financial Group, Inc.	135,570
75	KCC Corp.	24,861
4,560	Kia Motors Corp.	181,954
6,450	Korea Electric Power Corp.*	169,669
4,910	Korea Exchange Bank	58,471
442	Korea Express Co. Ltd.*	27,967
730	Korea Gas Corp.	29,940
2,398	Korea Kumho Petrochemical Co. Ltd.*	158,552
681	Korean Air Lines Co. Ltd.*	43,332
3,660	KT Corp.	144,416
858	KT&G Corp.	52,689
431	LG Chem Ltd.	132,910
4,394	LG Corp.	314,345
3,960	LG Display Co. Ltd.	135,490
2,693	LG Electronics, Inc.	237,171
1,790	LG International Corp.	56,711
2,830	LG Uplus Corp.	18,359
117	Lotte Shopping Co. Ltd.	47,881
624	LS Corp.	63,218
1,026	POSCO	421,250
2,028	Samsung C&T Corp.	118,950
364	Samsung Card Co. Ltd.	17,436
1,619	Samsung Electronics Co. Ltd.	1,071,900
480	Samsung Fire & Marine Insurance Co. Ltd.	82,328
2,560	Samsung Heavy Industries Co. Ltd.	71,778
444	Samsung SDI Co. Ltd.	60,962
6,880	Shinhan Financial Group Co. Ltd.	266,273
120	Shinsegae Co. Ltd.	60,893
881	SK Energy Co. Ltd.	118,224
5,373	SK Holdings Co. Ltd.	558,668
2,700	SK Networks Co. Ltd.	25,914

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
889	SK Telecom Co. Ltd.	$134,703
2,753	S-Oil Corp.	169,792
2,740	STX Corp. Ltd.*	84,008
2,820	STX Offshore & Shipbuilding Co. Ltd.	68,166
8,390	Woori Finance Holdings Co. Ltd.	105,504
		7,457,786
	Spain—4.4%
3,319	Abertis Infraestructuras SA	65,460
477	Acciona SA	41,901
3,936	Acerinox SA	64,444
3,332	ACS Actividades de Construccion y Servicios SA	174,641
82,534	Banco Bilbao Vizcaya Argentaria SA	1,084,048
27,102	Banco de Sabadell SA	131,653
1,445	Banco Espanol de Credito SA	14,471
28,283	Banco Popular Espanol SA	182,676
166,320	Banco Santander SA	2,133,914
4,974	Bankinter SA	33,101
5,911	Caja de Ahorros del Mediterraneo	60,303
505	Cementos Portland Valderrivas SA	10,346
10,962	Criteria Caixacorp SA	61,813
2,194	EDP Renovaveis SA*	12,713
1,504	Enagas	33,102
2,521	Endesa SA	69,763
1,637	Fomento de Construcciones y Contratas SA	44,095
3,363	Gamesa Corp. Tecnologica SA*	23,371
6,836	Gas Natural SDG SA	99,954
1,918	Gestevision Telecinco SA	24,435
6,638	Iberdrola Renovables SA	22,410
73,260	Iberdrola SA	617,054
42,077	Iberia Lineas Aereas de Espana SA*	184,396
1,400	Industria de Diseno Textil SA	116,771
14,689	Mapfre SA	48,672
3,463	Promotora de Informaciones SA*	8,929
393	Red Electrica Corporacion SA	19,716
34,041	Repsol YPF SA	942,724
3,478	Sacyr Vallehermoso SA*	22,798
61,776	Telefonica SA	1,665,732
867	Zardoya Otis SA	14,424
		8,029,830
	Sweden—2.7%
2,487	Alfa Laval AB	42,954
3,541	Assa Abloy AB, Class B	90,417
5,269	Atlas Copco AB, Class A	109,707
3,266	Atlas Copco AB, Class B	62,059
4,497	Boliden AB	76,060
4,853	Electrolux AB, Series B	117,259
4,231	Hennes & Mauritz AB, Class B	148,549
1,849	Holmen AB, Class B	58,492
4,459	Industrivarden AB, Class A	67,503

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,952	Industrivarden AB, Class C	$28,779
11,128	Investor AB, Class B	227,549
399	Lundbergforetagen AB, Class B	25,530
4,104	NCC AB, Class B	87,225
53,856	Nordea Bank AB	590,796
1,364	Ratos AB, Class B	48,459
14,426	Sandvik AB	216,669
9,473	SAS AB*	35,888
9,342	Scania AB, Class B	197,856
6,232	Securitas AB, Class B	67,900
33,946	Skandinaviska Enskilda Banken AB, Class A	262,011
8,841	Skanska AB, Class B	168,521
5,908	SKF AB, Class B	152,002
3,512	SSAB AB, Class A	49,055
1,214	SSAB AB, Class B	14,974
13,492	Svenska Cellulosa AB, Class B	208,476
8,010	Svenska Handelsbanken AB, Class A	260,919
13,708	Swedbank AB, Class A*	190,653
5,602	Tele2 AB, Class B	122,824
38,650	Telefonaktiebolaget LM Ericsson, Class B	423,123
33,282	TeliaSonera AB	276,742
13,634	Volvo AB, Class A*	179,660
29,189	Volvo AB, Class B*	393,775
		5,002,386
	Switzerland—4.4%
11,491	ABB Ltd.*	238,115
2,347	Adecco SA	131,251
927	Baloise Holding AG	85,725
180	BKW FMB Energie AG	12,281
5,499	Clariant AG*	93,038
3,184	Compagnie Financiere Richemont SA	158,892
15,416	Credit Suisse Group AG	637,174
6,257	GAM Holding Ltd.*	98,929
226	Geberit AG	43,316
63	Givaudan SA	64,954
120	Helvetia Holding AG	42,308
3,273	Holcim Ltd.	204,167
1,391	Julius Baer Group Ltd.	58,752
449	Kuehne + Nagel International AG	55,560
24,115	Nestle SA	1,321,605
19,872	Novartis AG	1,152,717
645	Pargesa Holding SA	51,187
3,336	Petroplus Holdings AG*	39,449
5,807	Roche Holding AG	853,189
192	Schindler Holding AG	20,889
134	Schindler Holding AG Participant Certificates	14,374
41	SGS SA	65,658
173	Swatch Group AG-Bearer	66,157
552	Swatch Group AG-Registered	38,390

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,524	Swiss Life Holding AG*	$186,723
8,414	Swiss Reinsurance Co. Ltd.	404,659
284	Swisscom AG	118,711
593	Syngenta AG	164,123
233	Synthes, Inc.	27,813
51,916	UBS AG*	879,431
2,766	Zurich Financial Services AG	677,508
		8,007,045
	United Kingdom—20.5%
12,216	3i Group PLC	58,515
3,657	AMEC PLC	63,496
6,915	Amlin PLC	44,952
16,134	Anglo American PLC	750,120
3,456	Antofagasta PLC	73,046
5,486	Associated British Foods PLC	91,833
19,247	AstraZeneca PLC	963,013
118,072	Aviva PLC	751,507
50,813	BAE Systems PLC	280,034
13,635	Balfour Beatty PLC	60,320
250,091	Barclays PLC	1,097,976
40,472	Barratt Developments PLC*	50,536
22,737	BG Group PLC	441,858
39,516	BHP Billiton PLC	1,398,449
391,781	BP PLC	2,667,124
18,270	British Airways PLC*	79,072
18,066	British American Tobacco PLC	687,437
12,218	British Land Co. PLC REIT	99,526
11,501	British Sky Broadcasting Group PLC	129,910
318,423	BT Group PLC	782,479
4,813	Bunzl PLC	56,866
44,742	Cable & Wireless Communications PLC	38,235
44,742	Cable & Wireless Worldwide PLC	50,217
3,606	Capita Group PLC (The)	44,191
7,536	Capital & Counties Properties PLC	17,988
7,536	Capital Shopping Centres Group PLC REIT	46,315
9,993	Carnival PLC	429,776
75,876	Centrica PLC	402,994
22,995	Compass Group PLC	188,050
26,975	Diageo PLC	496,830
11,820	Drax Group PLC	71,944
205,162	DSG International PLC*	88,006
4,408	easyJet PLC*	32,137
32,003	Enterprise Inns PLC*	58,381
2,070	Eurasian Natural Resources Corp. PLC	28,809
5,851	Experian PLC	67,867
12,304	FirstGroup PLC	80,241
16,314	G4S PLC	68,259
37,933	GKN PLC	107,528
71,829	GlaxoSmithKline PLC	1,402,199
9,142	Hammerson PLC REIT	61,257

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
25,220	Hays PLC	$44,556
25,385	Home Retail Group PLC	88,882
237,607	HSBC Holdings PLC	2,465,841
9,609	ICAP PLC	70,085
9,482	Imperial Tobacco Group PLC	303,045
17,455	Inchcape PLC*	97,312
4,257	InterContinental Hotels Group PLC	82,150
22,579	International Power PLC	150,642
12,053	Investec PLC	96,005
67,654	ITV PLC*	73,823
43,818	J Sainsbury PLC	272,729
3,398	Johnson Matthey PLC	103,982
2,298	Kazakhmys PLC	48,350
28,845	Kesa Electricals PLC	73,096
53,822	Kingfisher PLC	204,628
24,686	Ladbrokes PLC	52,019
14,495	Land Securities Group PLC REIT	156,892
165,341	Legal & General Group PLC	265,405
612,278	Lloyds Banking Group PLC*	674,861
32,252	Logica PLC	66,776
2,761	London Stock Exchange Group PLC	32,401
1,762	Lonmin PLC*	49,271
33,817	Man Group PLC	141,006
36,503	Marks & Spencer Group PLC	249,435
16,494	Mitchells & Butlers PLC*	85,045
12,351	Mondi PLC	102,683
13,685	National Express Group PLC*	54,480
47,843	National Grid PLC	451,299
2,421	Next PLC	88,445
146,843	Old Mutual PLC	304,970
11,233	Pearson PLC	171,422
4,943	Pennon Group PLC	49,235
12,172	Persimmon PLC*	66,361
39,668	Prudential PLC	399,871
48,000	Punch Taverns PLC*	55,024
4,190	Reckitt Benckiser Group PLC	233,861
8,131	Reed Elsevier PLC	69,549
27,869	Rentokil Initial PLC*	44,156
21,361	Rexam PLC	108,501
16,661	Rio Tinto PLC	1,075,094
956,480	Rolls-Royce Group PLC, Class C*	1,529
14,945	Rolls-Royce Group PLC*	154,714
948,228	Royal Bank of Scotland Group PLC*	676,300
83,448	Royal Dutch Shell PLC, Class A	2,703,022
64,434	Royal Dutch Shell PLC, Class B	2,058,797
75,293	RSA Insurance Group PLC	157,696
8,538	SABMiller PLC	276,219
13,645	Sage Group PLC (The)	58,771
1,589	Schroders PLC	40,114
760	Schroders PLC NVTG	15,359
16,045	Scottish & Southern Energy PLC	295,776

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,236	Segro PLC REIT	$48,507
4,697	Severn Trent PLC	104,758
5,364	Smith & Nephew PLC	47,082
4,928	Smiths Group PLC	93,916
17,539	Standard Chartered PLC	506,287
43,384	Standard Life PLC	157,453
5,601	TalkTalk Telecom Group PLC*	11,811
10,372	Tate & Lyle PLC	83,245
134,780	Taylor Wimpey PLC*	48,053
112,593	Tesco PLC	768,389
21,459	Thomas Cook Group PLC	62,064
4,639	Travis Perkins PLC	61,448
13,754	TUI Travel PLC	46,421
27,098	Unilever PLC	779,404
10,183	United Business Media Ltd.	107,126
18,186	United Utilities Group PLC	177,653
1,268	Vedanta Resources PLC	42,066
1,161,130	Vodafone Group PLC	3,153,121
3,099	Whitbread PLC	83,932
14,985	William Hill PLC	38,501
38,722	William Morrison Supermarkets PLC	181,888
8,210	Wolseley PLC*	218,288
22,726	WPP PLC	263,787
23,387	Xstrata PLC	452,246
116,402	Yell Group PLC*	26,222
		37,634,446
	Total Common Stocks and Other Equity Interests (Cost $163,186,771)	182,304,443
	Preferred Stocks—0.5%
	Germany—0.5%
997	Fresenius SE	89,255
1,558	Henkel AG & Co. KGaA	91,772
2,693	ProSiebenSat.1 Media AG	71,080
4,342	Volkswagen AG	651,774
		903,881
	Italy—0.0%
918	EXOR SpA	18,093
55,351	Unipol Gruppo Finanziario SpA	32,542
		50,635
	Total Preferred Stocks (Cost $673,471)	954,516

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2010

Number of Shares		Value
	Rights—0.0%
	Australia—0.0%
1,762	TABCORP Holdings Ltd., expiring 11/10/10* (Cost $0)	$1,814
	Total Investments (Cost $163,860,242)—100.0%	183,260,773
	Other assets less liabilities—0.0%	62,492
	Net Assets—100.0%	$183,323,265

Investment Abbreviations:

CVA—Dutch Certificate

FDR—Fiduciary Depository Receipt

NVTG—Non Voting

PPS—Price Protected Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.3%
	Australia—5.9%
51,899	Abacus Property Group REIT	$21,875
15,393	Adelaide Brighton Ltd.	54,016
7,364	Alesco Corp. Ltd.	17,973
3,350	Ansell Ltd.	44,494
21,649	APA Group	82,760
10,011	APN News & Media Ltd.	18,988
18,655	Aristocrat Leisure Ltd.	64,182
35,729	Asciano Group*	54,809
2,780	ASX Ltd.	101,096
16,984	Australand Property Group REIT	46,280
64,495	Australian Pharmaceutical Industries Ltd.	32,557
12,506	Automotive Holdings Group	28,071
70,764	AWB Ltd.*	103,004
12,409	AWE Ltd.*	18,306
7,182	Bank of Queensland Ltd.	73,284
55,092	Beach Energy Ltd.	36,181
10,916	Bendigo and Adelaide Bank Ltd.	96,834
5,383	Billabong International Ltd.	42,897
8,084	Boart Longyear Group	28,685
3,984	Bradken Ltd.	31,983
964	Campbell Brothers Ltd.	33,260
12,822	Challenger Financial Services Group Ltd.	57,813
22,561	Charter Hall Office REIT	57,939
12,345	Charter Hall Retail REIT	36,786
639	Cochlear Ltd.	44,483
71,966	Commonwealth Property Office Fund REIT	64,545
6,476	Computershare Ltd.	64,239
67,007	ConnectEast Group	28,571
13,392	Consolidated Media Holdings Ltd.	43,974
5,582	Crane Group Ltd.	41,474
60,591	CSR Ltd.	108,092
14,413	David Jones Ltd.	67,106
9,781	Downer EDI Ltd.	48,608
38,702	Elders Ltd.*	24,469
44,071	Emeco Holdings Ltd.	38,446
660	Energy Resources of Australia Ltd.	8,417
61,570	Envestra Ltd.	31,382
34,643	FKP Property Group REIT	31,920
1,738	Flight Centre Ltd.	38,876
59,854	Goodman Fielder Ltd.	87,123
80,199	Gunns Ltd.*	53,062
11,170	GWA International Ltd.	33,613
17,492	Harvey Norman Holdings Ltd.	57,095
12,645	Hills Industries Ltd.	26,772
11,584	Iluka Resources Ltd.*	76,417
26,912	Infigen Energy	19,389
114,981	ING Industrial Fund REIT	59,170
88,221	ING Office Fund REIT	53,182
4,368	IOOF Holdings Ltd.	30,741
1,393	JB Hi-Fi Ltd.	27,145

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,102	Macarthur Coal Ltd.	$36,548
63,972	Minara Resources Ltd.*	47,656
1,918	Monadelphous Group Ltd.	31,434
17,251	Mount Gibson Iron Ltd.*	34,157
5,522	New Hope Corp. Ltd.	26,576
4,138	Nufarm Ltd.*	18,455
14,994	Oil Search Ltd.	93,767
86,328	OZ Minerals Ltd.	132,429
57,101	Pacific Brands Ltd.*	60,728
159,867	PaperlinX Ltd.*	69,733
1,582	Perpetual Ltd.	58,693
1,964	Platinum Asset Management Ltd.	9,241
13,901	Primary Health Care Ltd.	42,512
3,438	Ramsay Health Care Ltd.	52,740
4,412	Seven Group Holdings Ltd.	31,873
61,082	Sigma Pharmaceuticals Ltd.*	26,943
10,498	Skilled Group Ltd.*	15,127
42,363	SP Ausnet	38,618
16,070	Spotless Group Ltd.	35,914
25,201	Straits Resources Ltd.	46,069
29,498	Ten Network Holdings Ltd.	41,636
13,368	Transfield Services Ltd.	45,337
5,156	UGL Ltd.	74,494
96,081	Virgin Blue Holdings Ltd.*	40,497
1,899	West Australian Newspapers Holdings Ltd.	13,328
		3,516,889
	Austria—1.1%
1,015	Andritz AG	77,648
1,171	A-TEC Industries AG*	6,348
5,250	CA Immobilien Anlagen AG*	78,771
3,721	Conwert Immobilien Invest SE	56,269
686	Flughafen Wien AG	42,496
56,031	Immofinanz AG*	220,394
313	Mayr-Melnhof Karton AG	33,789
1,833	Oesterreichische Post AG	55,399
383	Palfinger AG*	11,658
1,136	RHI AG*	37,610
569	Semperit AG Holding	24,912
351	Zumtobel AG	7,174
		652,468
	Belgium—1.5%
798	Ackermans & van Haaren NV	68,677
11,226	Agfa Gevaert NV*	65,377
637	Barco NV*	37,690
502	Befimmo SCA Sicafi REIT	46,266
447	Bekaert SA NV	136,030
589	Cie d'Entreprises CFE	36,635
1,320	Cie Maritime Belge SA	39,886
468	Cofinimmo REIT	66,674
1,594	Euronav NV	26,630

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
279	Gimv NV	$15,407
3,623	Nyrstar	53,277
571	Omega Pharma SA	26,666
1,564	Recticel SA	16,347
8,325	RHJ International*	64,797
573	Sofina SA	54,005
1,462	Telenet Group Holding NV*	60,961
2,090	Tessenderlo Chemie NV	71,431
		886,756
	Bermuda—0.6%
6,653	Aquarius Platinum Ltd.	38,324
15,145	Catlin Group Ltd.	84,434
5,000	China Yurun Food Group Ltd.	19,446
50,000	Citic Resources Holdings Ltd.*	12,770
17	Golar LNG Energy Ltd.*	30
172,610	HKC Holdings Ltd.*	10,799
5,749	Lancashire Holdings Ltd.	52,208
49,000	Mongolia Energy Co. Ltd.*	18,773
3,339	Seadrill Ltd.	100,582
60,000	Sino Union Energy Investment Group Ltd.*	5,340
16,000	Skyworth Digital Holdings Ltd.	9,370
		352,076
	Canada—8.5%
9,565	Advantage Oil & Gas Ltd.*	59,405
4,169	AGF Management Ltd., Class B	67,885
1,040	Agnico-Eagle Mines Ltd.	80,841
1,499	Astral Media, Inc.	60,248
758	Boardwalk REIT	31,919
5,151	CAE, Inc.	57,908
2,825	Calloway REIT	66,627
2,297	Canadian Apartment Properties REIT	39,344
1,759	Canadian REIT	55,401
1,539	Canadian Western Bank	38,354
6,128	Canfor Corp.*	57,992
6,409	Cascades, Inc.	42,323
1,420	CCL Industries, Inc., Class B	41,724
2,259	Centerra Gold, Inc.	45,176
4,786	Chartwell Seniors Housing REIT	43,975
3,369	CML Healthcare Income Fund	41,219
1,360	Cogeco Cable, Inc.	52,123
1,623	Cominar REIT	34,594
738	Corus Entertainment, Inc., Class B	15,970
4,992	Cott Corp.*	41,158
2,709	Crescent Point Energy Corp.	107,550
1,646	Dorel Industries, Inc., Class B	55,611
3,293	Dundee Corp., Class A*	49,188
1,423	Dundee REIT	40,847
949	DundeeWealth, Inc.	15,388
4,131	Emera, Inc.	120,488
4,658	Ensign Energy Services, Inc.	57,950

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,032	Extendicare REIT	$43,387
5,624	Fairborne Energy Ltd.*	22,328
1,471	First Capital Realty, Inc.	22,074
762	First Quantum Minerals Ltd.	66,877
2,253	Flint Energy Services Ltd.*	35,270
883	Franco-Nevada Corp.	30,527
710	Genworth MI Canada, Inc.	19,013
1,899	Gildan Activewear, Inc.*	54,846
2,918	GMP Capital, Inc.	32,977
4,859	Groupe Aeroplan, Inc.	59,210
5,391	H&R REIT	108,180
3,165	Harry Winston Diamond Corp.*	40,527
524	Home Capital Group, Inc.	24,732
4,992	HudBay Minerals, Inc.	78,981
3,040	IAMGOLD Corp.	55,596
3,844	IESI-BFC Ltd.	90,169
3,055	Industrial Alliance Insurance & Financial Services, Inc.	96,069
1,049	Inmet Mining Corp.	62,862
6,593	InnVest REIT	44,381
954	Laurentian Bank of Canada	41,484
3,153	Linamar Corp.	69,623
14,116	Lundin Mining Corp.*	89,612
735	MacDonald Dettwiler & Associates Ltd.*	36,699
8,431	Maple Leaf Foods, Inc.	102,488
3,342	Martinrea International, Inc.*	28,244
3,365	Methanex Corp.	93,913
1,775	Morguard REIT	23,635
4,302	Mullen Group Ltd.	64,682
6,860	New Gold, Inc.*	50,897
1,623	Norbord, Inc.*	18,565
2,120	Nordion, Inc.*	23,792
1,832	Nuvista Energy Ltd.	16,617
613	Open Text Corp.*	27,180
16,027	OPTI Canada, Inc.*	11,025
2,284	Pacific Rubiales Energy Corp.*	72,969
1,037	Pan American Silver Corp.	33,252
735	Paramount Resources Ltd., Class A*	14,785
503	Petrobank Energy & Resources Ltd.*	20,064
2,010	Primaris Retail REIT	38,438
3,661	Progress Energy Resources Corp.	38,963
4,037	Quadra FNX Mining Ltd.*	57,127
2,346	Reitmans (Canada) Ltd., Class A	45,140
1,423	Ritchie Bros Auctioneers, Inc.	30,303
6,548	RONA, Inc.*	83,652
4,177	Russel Metals, Inc.	82,423
1,021	ShawCor Ltd., Class A	31,485
13,861	Sherritt International Corp.	108,018
1,659	Silver Wheaton Corp.*	47,801
3,019	Sino-Forest Corp.*	59,810
1,955	SNC-Lavalin Group, Inc.	100,094

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
855	Stantec, Inc.*	$23,686
6,636	Superior Plus Corp.	79,233
2,640	Thompson Creek Metals Co., Inc.*	31,858
2,038	Tim Hortons, Inc.	76,786
2,062	TMX Group, Inc.	68,733
1,729	Toromont Industries Ltd.	49,393
8,426	Torstar Corp., Class B	106,649
5,101	Transcontinental, Inc., Class A	76,746
7,380	TransForce, Inc.	87,608
2,179	Trican Well Service Ltd.	37,858
7,377	Trinidad Drilling Ltd.	36,972
12,689	Valeant Pharmaceuticals International, Inc.	351,890
1,523	West Fraser Timber Co. Ltd.	66,302
		5,065,708
	Cayman Islands—0.5%
3,000	Anta Sports Products Ltd.	6,192
43,000	Belle International Holdings Ltd.	77,654
58,000	Bosideng International Holdings Ltd.	29,327
34,000	China State Construction International Holdings Ltd.	25,876
19,500	KWG Property Holding Ltd.	15,445
3,500	Li Ning Co. Ltd.	9,978
14,000	Lonking Holdings Ltd.	7,513
17,000	Pacific Textile Holdings Ltd.	9,627
25,000	Polytec Asset Holdings Ltd.	4,418
54,000	Renhe Commercial Holdings Co. Ltd.	10,309
11,600	Sands China Ltd.*	25,288
3,000	Shenzhou International Group Holdings Ltd.	3,483
34,000	Tomson Group Ltd.	13,201
44,000	Want Want China Holdings Ltd.	40,582
4,000	Xinao Gas Holdings Ltd.	12,022
		290,915
	China—0.5%
33,405	Agile Property Holdings Ltd.	43,952
12,500	BYD Electronic International Co. Ltd.	6,595
24,000	China Dongxiang Group Co.	13,436
13,500	Greentown China Holdings Ltd.	15,638
7,000	Hidili Industry International Development Ltd.	7,458
27,500	Kingboard Laminates Holdings Ltd.	26,499
17,000	Nine Dragons Paper Holdings Ltd.	27,411
21,000	Shimao Property Holdings Ltd.	34,728
59,650	Shui On Land Ltd.	29,932
47,500	Soho China Ltd.	40,378
8,500	Stella International Holdings Ltd.	17,872
600	Tencent Holdings Ltd.	13,738
17,000	Yangzijiang Shipbuilding Holdings Ltd.	24,562
7,000	Yanlord Land Group Ltd.	9,303
		311,502

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Cyprus—0.0%
5,677	Songa Offshore SE*	$25,970
	Denmark—1.6%
645	Alk-Abello A/S	40,878
763	Alm. Brand A/S*	5,959
709	Auriga Industries, Class B	13,877
1,564	Bang & Olufsen A/S*	16,909
334	Coloplast A/S, Class B	41,308
445	D/S Norden A/S	17,253
5,223	DSV A/S	106,899
3,150	East Asiatic Co. Ltd. A/S	85,433
1,155	FLSmidth & Co. A/S	85,257
5,602	GN Store Nord A/S*	46,677
1,632	H. Lundbeck A/S	32,550
2,729	Jyske Bank A/S*	122,087
644	NKT Holding A/S	34,620
645	Novozymes A/S, Class B	85,843
385	Rockwool International A/S, Class B	43,310
1,013	Schouw & Co.	21,620
140	Simcorp A/S	24,270
2,332	Sydbank A/S*	61,291
476	Topdanmark A/S*	56,963
164	William Demant Holding*	12,280
		955,284
	Finland—2.1%
2,756	Alma Media Corp.	28,423
5,245	Amer Sports Oyj, Class A	70,567
2,563	Cargotec Corp., Class B	116,487
5,025	Citycon Oyj	22,489
1,408	Cramo Oyj*	29,276
2,020	HKScan Oyj, Class A	20,383
6,958	Huhtamaki Oyj	88,005
3,044	Kemira Oyj	44,720
2,097	Konecranes Oyj	83,562
974	Lassila & Tikanoja Oyj	18,398
611	Lemminkainen Oyj*	21,171
31,226	M-real Oyj, Class B*	106,767
3,876	Nokian Renkaat Oyj	134,143
4,271	Oriola-KD Oyj, Class B	22,617
3,199	Orion Oyj, Class B	67,895
1,890	Outotec Oyj	88,107
1,752	Poyry Oyj	21,283
3,518	Ramirent Oyj	39,558
8,570	Sponda Oyj	43,120
1,878	Stockmann Oyj Abp, Class B	66,509
3,160	Tieto Oyj	60,347
684	Tikkurila Oy*	14,717
3,534	Uponor Oyj	63,265
		1,271,809

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	France—3.5%
719	Alten Ltd.	$23,979
7,895	Altran Technologies SA*	33,852
350	April Group	10,498
1,093	Beneteau SA*	23,358
242	bioMerieux	23,256
166	Bonduelle SCA	14,824
2,424	Bourbon SA	110,221
602	Boursorama*	7,313
4,154	Bull*	19,630
572	Bureau Veritas SA	42,216
4,406	Canal +	32,457
2,539	Club Mediterranee SA*	49,617
768	Dassault Systemes SA	58,827
185	Delachaux SA	15,073
10,037	Derichebourg SA*	49,468
329	EDF Energies Nouvelles SA	14,262
4,246	Etablissements Maurel et Prom	62,468
381	Etam Developpement SA*	18,005
1,193	Eutelsat Communications	44,745
120	Faiveley Transport	10,132
397	Fimalac	17,045
506	GL Events	17,540
9,917	Groupe Eurotunnel SA	98,429
1,040	Groupe Steria SCA	27,992
15,607	Havas SA	81,865
124	Iliad SA	13,943
2,230	IMS-International Metal Service*	39,208
516	Ingenico	15,549
315	Ipsen SA	11,077
666	Ipsos	31,987
744	Manitou BF SA*	15,667
620	Mercialys SA REIT	24,646
805	Mersen	35,244
1,155	Neopost SA	95,822
262	Orpea	13,182
332	Pierre & Vacances	24,138
926	Plastic Omnium SA	55,729
573	Remy Cointreau SA	40,187
5,052	Rhodia SA	140,225
431	Rubis	47,702
735	SEB SA	70,356
234	Seche Environnement SA	18,844
899	Sechilienne-Sidec	26,072
992	Societe BIC SA	87,898
561	Societe Fonciere Financiere et de Participations	39,150
291	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	39,014
1,822	SOITEC*	18,740
213	Sopra Group SA	17,713
1,927	Teleperformance	60,691

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
584	Trigano SA*	$15,016
4,466	UbiSoft Entertainment SA*	58,032
169	Vilmorin & Cie	17,939
1,666	Zodiac Aerospace	117,446
		2,098,289
	Germany—3.7%
2,784	Aareal Bank AG*	67,909
7,074	Air Berlin PLC*	33,429
1,068	Alstria Office AG REIT	14,859
549	Bauer AG	25,295
877	Bechtle AG	32,911
383	Carl Zeiss Meditec AG	6,654
1,159	Comdirect Bank AG	11,566
816	Demag Cranes AG*	40,711
1,207	Deutsche Euroshop AG	46,235
3,015	Deutsche Wohnen AG*	36,424
8,961	Deutz AG*	77,208
1,593	DIC Asset AG	16,701
1,884	Douglas Holding AG	105,006
608	Duerr AG*	18,422
1,325	ElringKlinger AG	44,098
207	Fielmann AG	20,873
3,179	Freenet AG	40,235
261	Fuchs Petrolub AG	33,545
348	GfK SE	14,675
3,042	Gildemeister AG	54,394
894	H&R Wasag AG	26,566
829	Hamburger Hafen und Logistik AG	36,243
31,454	Heidelberger Druckmaschinen AG*	144,576
829	Indus Holding AG	22,065
6,214	IVG Immobilien AG*	47,226
2,759	Jenoptik AG*	18,368
596	Krones AG*	32,990
2,253	KUKA AG*	47,097
66	KWS Saat AG	11,815
2,941	Leoni AG*	106,975
1,860	Medion AG	29,084
3,448	MLP AG	36,532
1,233	MTU Aero Engines Holding AG	74,377
737	Nordex SE*	7,098
2,466	Pfleiderer AG*	12,521
9,092	Praktiker Bau- und Heimwerkermaerkte Holding AG	86,197
139	Puma AG Rudolf Dassler Sport	46,155
6,595	Q-Cells SE*	28,232
73	Rational AG	16,295
1,398	Rhoen Klinikum AG	32,644
2,444	SGL Carbon SE*	90,867
1,028	Sixt AG	39,864
12,409	Sky Deutschland AG*	20,128

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
286	Software AG	$40,029
2,678	Solarworld AG	38,785
1,875	Stada Arzneimittel AG	57,581
2,656	Symrise AG	80,569
710	Takkt AG	9,562
2,725	Tognum AG	66,224
1,400	United Internet AG	25,053
331	Vossloh AG	38,507
1,130	Wincor Nixdorf AG	82,550
		2,193,925
	Gibraltar—0.0%
4,659	PartyGaming PLC*	18,764
	Greece—0.5%
5,606	Agricultural Bank of Greece*	6,779
7,531	Alapis Holding Industrial and Commercial SA	13,189
1,121	Athens Water Supply & Sewage Co. SA (The)	7,526
6,953	Ellaktor SA	32,278
917	Folli-Follie SA	22,304
7,806	Intralot SA-Integrated Lottery Systems & Services	34,068
2,222	JUMBO SA	17,079
6,510	Mytilineos Holdings SA*	39,812
3,907	Sidenor Steel Products Manufacturing Co. SA*	13,793
2,847	Titan Cement Co. SA	60,780
2,389	TT Hellenic Postbank SA*	12,817
7,947	Viohalco*	45,065
		305,490
	Hong Kong—2.8%
3,012	ASM Pacific Technology Ltd.	27,158
4,935	Cafe de Coral Holdings Ltd.	13,878
69,213	Champion REIT	38,123
56,587	Chaoda Modern Agriculture (Holdings) Ltd.	46,132
7,134	China Mengniu Dairy Co. Ltd.	20,429
91,799	China Travel International Investment Hong Kong Ltd.*	21,907
4,000	Chow Sang Sang Holdings International Ltd.	10,526
42,000	Dah Chong Hong Holdings Ltd.	49,410
11,298	Dah Sing Banking Group Ltd.	19,354
7,327	Dah Sing Financial Holdings Ltd.	50,848
22,710	Digital China Holdings Ltd.	41,012
95,328	First Pacific Co. Ltd.	88,168
11,495	Fubon Bank Hong Kong Ltd.	5,383
12,000	Fushan International Energy Group Ltd.	8,049
19,972	Galaxy Entertainment Group Ltd.*	18,807
89,315	Giordano International Ltd.	53,573
94,490	Global Bio-Chem Technology Group Co. Ltd.*	15,358
183,760	GOME Electrical Appliances Holdings Ltd.*	61,867

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,388	Hengan International Group Co. Ltd.	$50,736
37,378	HKR International Ltd.	19,190
929	Hong Kong Aircraft Engineering Co. Ltd.	15,579
5,200	Hong Kong Exchanges & Clearing Ltd.	114,433
24,361	Hongkong & Shanghai Hotels Ltd. (The)	42,862
25,604	Hopewell Highway Infrastructure Ltd.	19,123
12,215	Hopewell Holdings Ltd.	38,446
18,206	Hopson Development Holdings Ltd.*	20,361
58,000	Hutchison Harbour Ring Ltd.	6,434
24,000	Hysan Development Co. Ltd.	92,722
18,124	Industrial & Commercial Bank of China Asia Ltd.	67,097
60,583	Johnson Electric Holdings Ltd.	31,885
30,000	K Wah International Holdings Ltd.	11,300
15,313	Kowloon Development Co. Ltd.	17,007
21,000	Lee & Man Paper Manufacturing Ltd.	17,554
10,000	Lifestyle International Holdings Ltd.	23,193
63,200	New World China Land Ltd.	23,397
112,560	Pacific Basin Shipping Ltd.	81,890
19,943	Road King Infrastructure Ltd.	18,059
40,174	Shun Tak Holdings Ltd.	26,481
191,347	Sinolink Worldwide Holdings Ltd.	27,891
56,318	Techtronic Industries Co.	57,028
7,025	Television Broadcasts Ltd.	37,425
32,857	Texwinca Holdings Ltd.	35,856
25,000	Tian An China Investment	19,317
6,000	Truly International Holdings	8,514
3,870	VTech Holdings Ltd.	40,261
7,925	Wing Hang Bank Ltd.	92,619
52,000	Xinyi Glass Holdings Co. Ltd.	41,252
		1,687,894
	Ireland—1.2%
25,695	Aer Lingus Group PLC*	41,035
14,578	C&C Group PLC	67,472
4,096	DCC PLC	118,188
3,179	FBD Holdings PLC	27,090
39,420	Fyffes PLC	16,711
8,206	Glanbia PLC	38,778
28,538	Grafton Group PLC	121,693
20,782	Greencore Group PLC	31,485
67,376	Independent News & Media PLC*	57,686
7,016	James Hardie Industries SE*	37,067
8,138	Kingspan Group PLC	67,945
659	Paddy Power PLC	26,562
12,837	United Drug PLC	40,680
		692,392
	Israel—0.8%
1,311	Africa-Israel Investments Ltd.*	9,215
902	Alon Holdings Blue Square Ltd.	8,288
1,431	Cellcom Israel Ltd.	48,403

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,618	Clal Industries Ltd.	$19,535
471	Clal Insurance Enterprise Holdings Ltd.*	12,617
682	Delek Automotive Systems Ltd.	8,386
407	Elbit Imaging Ltd.*	5,773
402	Elbit Systems Ltd.	21,515
839	Elco Holdings Ltd.	12,366
690	First International Bank of Israel Ltd.	9,758
1,015	Gazit-Globe Ltd.	12,344
238	Harel Insurance Investments & Financial Services Ltd.	13,524
645	Hot Telecommunication System Ltd.*	8,530
27,045	Israel Discount Bank Ltd., Class A*	55,266
1,062	Jerusalem Economy Ltd.*	11,672
385	Koor Industries Ltd.	9,663
7,600	Makhteshim-Agan Industries Ltd.*	38,246
6,836	Migdal Insurance & Financial Holding Ltd.	14,169
3,677	Mizrahi Tefahot Bank Ltd.	34,435
951	NICE Systems Ltd.*	30,962
720	Osem Investments Ltd.	11,396
1,825	Partner Communications Co. Ltd.	36,847
117	Paz Oil Co. Ltd.	18,582
3,020	Shufersal Ltd.	18,500
704	Strauss Group Ltd.	11,134
		481,126
	Italy—2.4%
1,193	Ansaldo STS SpA	16,424
10,889	Arnoldo Mondadori Editore SpA*	38,328
2,475	Astaldi SpA	18,163
2,484	Autostrada Torino-Milano SpA	35,595
1,536	Azimut Holding SpA	15,649
5,760	Banca Popolare dell'Etruria e del Lazio Scrl*	26,659
1,947	Banco di Desio e della Brianza SpA	11,170
48,560	Beni Stabili SpA	49,304
2,206	Brembo SpA	24,176
4,989	Bulgari SpA	53,359
6,664	Cementir Holding SpA	23,133
77,052	Cofide SpA*	73,360
1,680	Danieli & C Officine Meccaniche Spa-RSP	25,032
665	Danieli SpA	17,524
5,907	Davide Campari-Milano SpA	37,418
1,789	Esprinet SpA	17,779
826	Fastweb SpA*	20,631
27,284	Gemina SpA*	21,881
2,096	Geox SpA	12,585
1,570	Gruppo Coin SpA*	16,508
8,586	Gruppo Editoriale L'Espresso SpA*	22,793
4,470	Immobiliare Grande Distribuzione REIT	8,947
19,196	Immsi SpA	23,479
21,943	Impregilo SpA*	70,147
2,987	Indesit Co. SpA	36,887

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
523	Industria Macchine Automatiche SpA	$11,035
3,650	Interpump Group SpA*	23,780
34,595	Iren SpA	60,730
52,682	KME Group*	24,420
4,494	Maire Tecnimont SpA	19,410
1,622	Marr SpA	17,584
6,243	Piaggio & C. SpA	22,734
12,961	Piccolo Credito Valtellinese Scarl	65,663
50,660	Prelios SpA*	29,679
5,218	Prysmian SpA	101,027
11,939	RCS MediaGroup SpA*	19,000
2,986	Recordati SpA	29,363
4,161	Safilo Group SpA*	65,582
222,095	Seat Pagine Gialle SpA*	40,531
3,470	Societa' Cattolica di Assicurazioni Scrl	94,241
2,435	Societa Iniziative Autostradali e Servizi SpA	23,014
4,650	Sogefi SpA*	16,093
7,813	Sorin SpA*	18,960
286	Tod's SpA	27,695
		1,427,472
	Japan—24.3%
12,000	77 Bank Ltd. (The)	56,611
200	ABC-Mart, Inc.	6,796
4,200	ADEKA Corp.	44,842
2,500	Advantest Corp.	47,518
4,700	AEON Credit Service Co. Ltd.	54,031
1,800	AEON Mall Co. Ltd.	42,190
2,200	Aica Kogyo Co. Ltd.	24,690
200	Aichi Bank Ltd. (The)	11,186
2,000	Aichi Machine Industry Co. Ltd.	6,828
3,000	Aichi Steel Corp.	16,648
4,000	Air Water, Inc.	46,629
800	Aisan Industry Co. Ltd.	6,009
4,500	Akebono Brake Industry Co. Ltd.	26,760
4,000	Akita Bank Ltd. (The)	11,273
600	Alpen Co. Ltd.	9,274
2,100	Alpine Electronics, Inc.	26,279
2,600	Amano Corp.	21,400
8,700	AOC Holdings, Inc.*	38,234
1,800	AOKI Holdings, Inc.	25,475
5,000	Aomori Bank Ltd. (The)	12,166
3,100	Aoyama Trading Co. Ltd.	50,377
27,000	Aozora Bank Ltd.	45,251
1,700	Arcs Co. Ltd.	22,012
2,300	Asatsu-DK, Inc.	52,939
2,000	Asics Corp.	21,577
400	ASKUL Corp.	8,303
1,800	Autobacs Seven Co. Ltd.	67,375
800	Avex Group Holdings, Inc.	11,521
4,000	Awa Bank Ltd. (The)	27,163

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	Bank of Iwate Ltd. (The)	$12,682
8,000	Bank of Kyoto Ltd. (The)	71,509
6,000	Bank of Nagoya Ltd. (The)	18,175
400	Bank of Okinawa Ltd. (The)	15,394
4,000	Bank of Saga Ltd. (The)	10,528
2,400	Bank of The Ryukyus Ltd.	27,858
2,650	Belluna Co. Ltd.	12,600
1,900	Benesse Holdings, Inc.	91,167
15,000	Best Denki Co. Ltd.*	42,086
76	BIC Camera, Inc.	30,145
8,000	Calsonic Kansei Corp.*	26,816
400	Canon Electronics, Inc.	10,498
800	Capcom Co. Ltd.	12,564
300	Cawachi Ltd.	5,296
11,300	Cedyna Financial Corp.*	15,712
6,000	Central Glass Co. Ltd.	25,847
1,800	Chiyoda Co. Ltd.	21,743
6,000	Chiyoda Corp.	49,683
500	Chofu Seisakusho Co. Ltd.	10,099
7,000	Chori Co. Ltd.	7,561
1,700	Chudenko Corp.	17,454
5,000	Chugoku Bank Ltd. (The)	57,976
2,000	Chukyo Bank Ltd. (The)	5,909
2,400	Circle K Sunkus Co. Ltd.	34,027
11,100	Citizen Holdings Co. Ltd.	63,803
3,000	Clarion Co. Ltd.*	4,655
600	Cleanup Corp.	3,620
2,200	CMK Corp.	8,685
1,800	Coca-Cola Central Japan Co. Ltd.	22,682
2,800	Coca-Cola West Co. Ltd.	42,791
4,900	COMSYS Holdings Corp.	43,495
7,700	CSK Holdings Corp.*	25,810
2,800	Culture Convenience Club Co. Ltd.	12,444
2,000	Daibiru Corp.	15,419
10,000	Daicel Chemical Industries Ltd.	69,522
21,000	Daido Steel Co. Ltd.	106,890
3,000	Daifuku Co. Ltd.	14,264
3,000	Daiichi Chuo Kisen Kaisha*	6,816
2,000	Daiken Corp.	4,618
8,000	Daikyo, Inc.*	12,415
2,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,417
6,000	Dainippon Screen Manufacturing Co. Ltd.*	34,115
6,000	Daio Paper Corp.	38,957
17,000	Daishi Bank Ltd. (The)	52,551
3,000	DCM Holdings Co. Ltd.	15,270
21,000	Denki Kagaku Kogyo Kabushiki Kaisha	92,290
200	Disco Corp.	11,583
1,900	Don Quijote Co. Ltd.	51,870
16,000	DOWA Holdings Co. Ltd.	97,132
2,800	Duskin Co. Ltd.	49,152

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
200	DyDo Drinco, Inc.	$6,632
15,000	Ebara Corp.*	64,246
6,800	EDION Corp.	50,314
4,000	Ehime Bank Ltd. (The)	10,428
6,000	Eighteenth Bank Ltd. (The)	14,898
200	EIZO Nanao Corp.	4,070
4,500	Elpida Memory, Inc.*	46,090
700	EXEDY Corp.	21,882
3,000	Ezaki Glico Co. Ltd.	36,760
2,200	FamilyMart Co. Ltd.	78,005
700	Fancl Corp.	10,767
400	FCC Co. Ltd.	8,576
300	FP Corp.	16,555
600	Fuji Co. Ltd.	11,769
8,000	Fuji Fire & Marine Insurance Co. Ltd. (The)*	9,932
2,200	Fuji Oil Co. Ltd.	31,600
2,200	Fuji Soft, Inc.	32,529
2,000	Fujitec Co. Ltd.	8,963
2,000	Fujitsu General Ltd.	9,609
4,000	Fukui Bank Ltd. (The)	12,315
3,000	Fukuyama Transporting Co. Ltd.	14,860
300	Funai Electric Co. Ltd.	9,203
23,000	Furukawa Co. Ltd.*	23,700
6,000	Furukawa-Sky Aluminum Corp.	15,866
2,000	Futaba Corp.	35,109
5,300	Futaba Industrial Co. Ltd.*	28,161
500	Fuyo General Lease Co. Ltd.	14,190
24	Geo Corp.	25,266
2,000	Glory Ltd.	44,072
17,000	Godo Steel Ltd.	32,079
510	Goldcrest Co. Ltd.	10,998
3,000	GS Yuasa Corp.	20,000
290	Gulliver International Co. Ltd.	14,149
15,000	Gunma Bank Ltd. (The)	75,234
6,000	Gunze Ltd.	20,857
4,000	H2O Retailing Corp.	26,170
1,700	Hamamatsu Photonics KK	54,915
84,000	Haseko Corp.*	71,955
1,700	Heiwa Corp.	21,400
9,500	Heiwa Real Estate Co. Ltd.	25,121
2,100	Heiwado Co. Ltd.	25,810
4,000	Higashi-Nippon Bank Ltd. (The)	7,201
5,000	Higo Bank Ltd. (The)	23,277
700	Hikari Tsushin, Inc.	13,209
600	Hirose Electric Co. Ltd.	60,335
20,000	Hiroshima Bank Ltd. (The)	81,689
800	HIS Co. Ltd.	17,023
500	Hisamitsu Pharmaceutical Co., Inc.	20,484
17,000	Hitachi Cable Ltd.	40,521
2,100	Hitachi Capital Corp.	27,948
2,100	Hitachi Koki Co. Ltd.	17,858

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Hitachi Kokusai Electric, Inc.	$18,150
1,000	Hitachi Medical Corp.	6,406
1,700	Hitachi Transport System Ltd.	26,381
43,500	Hitachi Zosen Corp.	62,644
7,000	Hokkoku Bank Ltd. (The)	28,156
5,000	Hokuetsu Bank Ltd. (The)	8,814
3,500	Hokuetsu Kishu Paper Co. Ltd.	16,164
600	Horiba Ltd.	14,711
2,100	Hoshizaki Electric Co. Ltd.	41,348
4,700	Hosiden Corp.	46,562
2,200	House Foods Corp.	32,474
7,000	Hyakugo Bank Ltd. (The)	29,460
12,000	Hyakujushi Bank Ltd. (The)	43,203
600	IBJ Leasing Co. Ltd.	12,618
2,600	Iino Kaiun Kaisha Ltd.	11,620
1,900	Inaba Denki Sangyo Co. Ltd.	47,883
10,100	Inabata & Co. Ltd.	50,406
4,000	Iseki & Co. Ltd.*	9,733
24,000	Ishihara Sangyo Kaisha Ltd.*	17,281
2,200	IT Holdings Corp.	24,308
2,700	ITO EN Ltd.	43,340
8,700	ITOCHU Enex Co. Ltd.	39,962
600	ITOCHU Techno-Solutions Corp.	20,447
6,000	Itoham Foods, Inc.	19,367
22,000	Iwatani Corp.	63,637
7,000	Iyo Bank Ltd. (The)	52,142
2,800	Izumi Co. Ltd.	36,951
6,000	Izumiya Co. Ltd.	20,261
15,000	J Front Retailing Co. Ltd.	76,908
23,000	Jaccs Co. Ltd.	43,402
500	Jafco Co. Ltd.	10,441
2,200	Japan Airport Terminal Co. Ltd.	36,052
1,000	Japan Aviation Electronics Industry Ltd.	6,629
700	Japan Petroleum Exploration Co. Ltd.	26,723
2,000	Japan Pulp & Paper Co. Ltd.	6,754
6,000	Japan Radio Co. Ltd.	13,557
2,900	Japan Securities Finance Co. Ltd.	17,749
3,000	Japan Steel Works Ltd. (The)	28,566
2,000	Japan Wool Textile Co. Ltd. (The)	15,320
3,000	J-Oil Mills, Inc.	7,933
2,000	Joshin Denki Co. Ltd.	18,523
8,000	Juroku Bank Ltd. (The)	24,134
4,600	JVC KENWOOD Holdings, Inc.*	16,847
600	Kadokawa Group Holdings, Inc.	14,078
2,600	Kaga Electronics Co. Ltd.	27,888
2,300	Kagome Co. Ltd.	43,287
4,000	Kagoshima Bank Ltd. (The)	23,935
1,000	Kaken Pharmaceutical Co. Ltd.	10,950
5,000	Kamigumi Co. Ltd.	39,044
3,000	Kandenko Co. Ltd.	17,467
98,000	Kanematsu Corp.*	80,298

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,000	Kansai Paint Co. Ltd.	$37,294
19,000	Kansai Urban Banking Corp.	29,485
5,100	Kanto Auto Works Ltd.	32,734
2,600	Kasumi Co. Ltd.	13,234
2,200	Kato Sangyo Co. Ltd.	31,354
11,000	Kayaba Industry Co. Ltd.	64,457
19,000	Keihan Electric Railway Co. Ltd.	83,501
2,100	Keihin Corp.	44,711
8,000	Keihin Electric Express Railway Co. Ltd.	75,581
6,000	Keisei Electric Railway Co. Ltd.	40,074
4,000	Keiyo Bank Ltd. (The)	18,125
2,100	Keiyo Co. Ltd.	10,115
5,500	Kewpie Corp.	69,919
4,000	Kikkoman Corp.	43,104
300	Kintetsu World Express, Inc.	6,972
800	Kissei Pharmaceutical Co. Ltd.	15,871
4,000	Kitz Corp.	17,728
22,000	Kiyo Holdings, Inc.	29,497
400	Kobayashi Pharmaceutical Co. Ltd.	18,622
1,900	Kohnan Shoji Co. Ltd.	21,960
3,000	Koito Manufacturing Co. Ltd.	39,218
2,900	Kojima Co. Ltd.	14,005
6,900	Kokuyo Co. Ltd.	52,683
1,800	Komeri Co. Ltd.	37,408
2,900	Komori Corp.	28,514
4,100	Konami Corp.	72,176
600	Kose Corp.	14,369
2,100	K's Holdings Corp.	52,169
43,000	Kumagai Gumi Co. Ltd.*	26,692
17,000	Kurabo Industries Ltd.	26,170
4,000	KUREHA Corp.	22,644
8,000	Kurimoto Ltd.*	9,137
2,100	Kurita Water Industries Ltd.	54,540
1,700	Kuroda Electric Co. Ltd.	19,733
1,700	Kyoei Steel Ltd.	20,746
1,000	KYORIN Holdings, Inc.	15,593
4,700	Kyowa Exeo Corp.	41,369
4,000	Kyudenko Corp.	20,559
800	Lintec Corp.	17,957
8,000	Lion Corp.	43,103
500	Mabuchi Motor Co. Ltd.	26,474
500	Macnica, Inc.	9,603
19,000	Maeda Corp.	51,421
3,000	Maeda Road Construction Co. Ltd.	20,782
3,000	Makino Milling Machine Co. Ltd.*	20,633
700	Mars Engineering Corp.	11,019
5,000	Marudai Food Co. Ltd.	14,277
2,000	Maruetsu, Inc. (The)	7,076
48,000	Maruha Nichiro Holdings, Inc.	78,660
2,400	Maruichi Steel Tube Ltd.	47,464
300	Matsuda Sangyo Co. Ltd.	5,169

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,500	Matsui Securities Co. Ltd.	$14,153
800	Matsumotokiyoshi Holdings Co. Ltd.	15,027
1,000	Max Co. Ltd.	11,024
4,000	Meidensha Corp.	14,252
1,800	Meitec Corp.*	35,888
3,000	Mie Bank Ltd. (The)	7,858
2,600	Mikuni Coca-Cola Bottling Co. Ltd.	22,240
400	Mimasu Semiconductor Industry Co. Ltd.	3,923
6,000	Minato Bank Ltd. (The)	8,864
15,000	Minebea Co. Ltd.	82,308
800	Ministop Co. Ltd.	11,829
600	Miraca Holdings, Inc.	21,572
9,600	Misawa Homes Co. Ltd.*	35,993
600	MISUMI Group, Inc.	12,849
2,000	Mitsuba Corp.*	12,862
3,000	Mitsubishi Logistics Corp.	36,276
26,000	Mitsubishi Paper Mills Ltd.*	26,468
8,000	Mitsubishi Steel Manufacturing Co. Ltd.	19,069
1,210	Mitsubishi UFJ Lease & Finance Co. Ltd.	40,439
29,000	Mitsui Engineering & Shipbuilding Co. Ltd.	65,525
1,000	Mitsui Home Co. Ltd.	4,482
39,000	Mitsui Mining & Smelting Co. Ltd.	118,622
3,000	Mitsui-Soko Co. Ltd.	11,285
3,900	Mitsumi Electric Co. Ltd.	66,381
500	Miura Co. Ltd.	11,316
6,000	Mizuho Investors Securities Co. Ltd.*	5,512
6,000	Mizuho Securities Co. Ltd.	12,737
24,000	Mizuho Trust & Banking Co. Ltd.*	21,453
4,000	Mizuno Corp.	17,083
2,000	Mochida Pharmaceutical Co. Ltd.	21,676
26	Monex Group, Inc.	6,172
4,200	Mori Seiki Co. Ltd.	40,983
7,000	Morinaga & Co. Ltd.	15,990
18,000	Morinaga Milk Industry Co. Ltd.	73,296
800	Musashi Seimitsu Industry Co. Ltd.	19,039
800	Musashino Bank Ltd. (The)	23,210
1,000	Nabtesco Corp.	17,691
7,000	Nachi-Fujikoshi Corp.	20,944
3,000	Nagase & Co. Ltd.	35,121
22,000	Nakayama Steel Works Ltd.*	27,312
5,000	Nanto Bank Ltd. (The)	26,195
600	NEC Fielding Ltd.	6,451
800	NEC Networks & System Integration Corp.	9,326
21	NET One Systems Co. Ltd.	29,277
3,000	NGK Spark Plug Co. Ltd.	41,788
7,000	NHK Spring Co. Ltd.	59,354
3,000	Nichias Corp.	12,924
2,400	Nichicon Corp.	26,756
1,700	Nichii Gakkan Co.	14,626
18,000	Nichirei Corp.	78,436
1,000	Nidec Sankyo Corp.	7,089

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,700	Nifco, Inc.	$42,780
700	Nihon Kohden Corp.	13,305
1,000	Nihon Parkerizing Co. Ltd.	13,122
4,600	Nihon Unisys Ltd.	29,295
3,000	Nippo Corp.	18,585
4,000	Nippon Chemi-Con Corp.*	15,990
11,000	Nippon Coke & Engineering Co. Ltd.	17,890
2,000	Nippon Denko Co. Ltd.	14,823
2,000	Nippon Densetsu Kogyo Co. Ltd.	18,051
4,000	Nippon Flour Mills Co. Ltd.	19,119
3,000	Nippon Kayaku Co. Ltd.	29,162
1,000	Nippon Konpo Unyu Soko Co. Ltd.	10,838
53,000	Nippon Light Metal Co. Ltd.*	88,827
8,000	Nippon Metal Industry Co. Ltd.*	9,733
4,000	Nippon Paint Co. Ltd.	29,497
3,000	Nippon Road Co. Ltd. (The)	6,108
1,000	Nippon Seiki Co. Ltd.	10,118
1,000	Nippon Shinyaku Co. Ltd.	14,153
4,000	Nippon Shokubai Co. Ltd.	37,741
4,000	Nippon Soda Co. Ltd.	17,232
18,700	Nippon Suisan Kaisha Ltd.	59,431
10,000	Nippon Yakin Kogyo Co. Ltd.*	29,423
1,700	Nipro Corp.	34,633
46,000	Nishimatsu Construction Co. Ltd.	49,112
500	Nishimatsuya Chain Co. Ltd.	4,811
26,000	Nishi-Nippon City Bank Ltd. (The)	71,012
9,000	Nishi-Nippon Railroad Co. Ltd.	38,547
3,000	Nissan Chemical Industries Ltd.	34,376
2,000	Nissan Shatai Co. Ltd.	15,543
4,400	Nissen Holdings Co. Ltd.	19,010
500	Nissha Printing Co. Ltd.	11,024
5,000	Nisshin Oillio Group Ltd. (The)	21,974
4,000	Nisshinbo Holdings, Inc.	40,472
2,300	Nissin Kogyo Co. Ltd.	39,004
200	Nitori Co. Ltd.	17,579
2,000	Nittetsu Mining Co. Ltd.	7,523
7,000	Nitto Boseki Co. Ltd.	16,251
5,000	NOF Corp.	23,029
2,600	Nomura Real Estate Holdings, Inc.	39,863
4,000	Noritake Co. Ltd.	12,514
1,900	Noritsu Koki Co. Ltd.*	10,874
2,100	Noritz Corp.	38,480
500	NS Solutions Corp.	9,286
41	NTT Urban Development Corp.	37,564
70	OBIC Co. Ltd.	12,914
17,000	Ogaki Kyoritsu Bank Ltd. (The)	47,697
5,000	Oita Bank Ltd. (The)	15,767
3,000	Okamura Corp.	15,754
3,000	Okasan Securities Group, Inc.	9,721
87,000	Oki Electric Industry Co. Ltd.*	75,606
500	Okinawa Electric Power Co., Inc. (The)	22,967

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,000	OKUMA Corp.*	$23,737
7,000	Okumura Corp.	24,420
1,000	Okuwa Co. Ltd.	9,410
8,000	Onward Holdings Co. Ltd.	59,689
38,500	Orient Corp.*	26,288
500	Osaka Steel Co. Ltd.	7,443
200	Osaka Titanium Technologies Co.	9,361
2,400	OSG Corp.	25,058
400	Otsuka Corp.	25,376
4,000	Pacific Metals Co. Ltd.	33,271
2,000	PanaHome Corp.	12,191
2,700	Parco Co. Ltd.	20,782
1,800	Paris Miki Holdings, Inc.	14,413
2,200	Park24 Co. Ltd.	21,249
37,000	Penta-Ocean Construction Co. Ltd.	55,580
8	PGM Holdings K K	5,234
30,600	Pioneer Corp.*	105,610
500	Plenus Co. Ltd.	7,213
7,000	Press Kogyo Co. Ltd.*	26,418
22,000	Prima Meat Packers Ltd.	22,669
10,000	Rengo Co. Ltd.	63,687
1,800	Resorttrust, Inc.	27,889
400	Ricoh Leasing Co. Ltd.	9,912
3,000	Riken Corp.	10,130
700	Rinnai Corp.	42,582
1,000	Rohto Pharmaceutical Co. Ltd.	12,377
2,000	Roland Corp.	20,757
2,200	Round One Corp.	8,166
6,000	Ryobi Ltd.*	22,048
3,000	Ryoden Trading Co. Ltd.	16,052
600	Ryohin Keikaku Co. Ltd.	21,274
2,400	Ryosan Co. Ltd.	59,054
2,600	Ryoyo Electro Corp.	24,015
5,000	Saibu Gas Co. Ltd.	14,214
3,000	Sakai Chemical Industry Co. Ltd.	12,626
200	San-A Co. Ltd., Class A	7,970
2,000	San-Ai Oil Co. Ltd.	8,442
6,000	Sanden Corp.	24,209
800	Sangetsu Co. Ltd.	17,450
5,000	San-in Godo Bank Ltd. (The)	34,575
7,000	Sanken Electric Co. Ltd.	25,028
3,000	Sanki Engineering Co. Ltd.	18,696
25,000	Sankyo-Tateyama Holdings, Inc.*	28,554
7,000	Sankyu, Inc.	29,373
3,000	Sanshin Electronics Co. Ltd.	24,283
1,700	Santen Pharmaceutical Co. Ltd.	58,629
18,000	Sanwa Holdings Corp.	51,396
2,000	Sanyo Chemical Industries Ltd.	14,873
3,000	Sanyo Shokai Ltd.	11,769
5,000	Sanyo Special Steel Co. Ltd.	24,581
7,700	Sapporo Hokuyo Holdings, Inc.	31,737

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,000	Sapporo Holdings Ltd.	$43,289
8,000	Seiko Holdings Corp.*	27,014
9,000	Seino Holdings Co. Ltd.	54,861
3,000	Senko Co. Ltd.	9,125
2,900	Senshukai Co. Ltd.	16,201
121,210	SFCG Co. Ltd.*	0
5,000	Shiga Bank Ltd. (The)	26,257
4,000	Shikoku Bank Ltd. (The)	11,173
700	Shima Seiki Manufacturing Ltd.	13,366
2,100	Shimachu Co. Ltd.	43,095
5,000	Shimadzu Corp.	37,554
400	Shimamura Co. Ltd.	38,336
1,700	Shimano, Inc.	84,842
2,100	Shin-Etsu Polymer Co. Ltd.	11,106
2,200	Shinko Electric Industries Co. Ltd.	21,385
2,200	Shinko Shoji Co. Ltd.	16,278
5,000	Shinmaywa Industries Ltd.	17,381
3,000	Shinwa Kaiun Kaisha Ltd.	7,635
1,000	Shizuoka Gas Co. Ltd.	5,860
6,300	Showa Corp.*	42,000
3,000	Showa Sangyo Co. Ltd.	8,045
2,000	Sinanen Co. Ltd.	7,623
2,400	Sintokogio Ltd.	18,205
21	SKY Perfect JSAT Holdings, Inc.	6,940
2,600	Sohgo Security Services Co. Ltd.	27,210
8	Sony Financial Holdings, Inc.	27,809
6,000	Sotetsu Holdings, Inc.	18,994
800	Square Enix Holdings Co. Ltd.	16,715
4,200	Stanley Electric Co. Ltd.	70,443
2,100	Star Micronics Co. Ltd.	20,022
300	Sugi Holdings Co. Ltd.	6,696
6,000	Sumikin Bussan Corp.	11,918
800	Sumisho Computer Systems Corp.	11,839
6,000	Sumitomo Bakelite Co. Ltd.	32,477
39,000	Sumitomo Light Metal Industries Ltd.*	43,091
30,000	Sumitomo Osaka Cement Co. Ltd.	58,101
220	Sumitomo Real Estate Sales Co. Ltd.	9,860
4,000	Sumitomo Warehouse Co. Ltd. (The)	20,757
300	Sundrug Co. Ltd.	8,343
4,000	Suruga Bank Ltd.	36,052
21,000	SWCC Showa Holdings Co. Ltd.*	16,425
100	Sysmex Corp.	6,853
2,200	Tachi-S Co. Ltd.	32,092
4,000	Tadano Ltd.	17,877
2,000	Taihei Kogyo Co. Ltd.	8,467
1,700	Taikisha Ltd.	22,836
8,000	Taiyo Nippon Sanso Corp.	64,258
3,000	Taiyo Yuden Co. Ltd.	38,510
300	Takamatsu Construction Group Co. Ltd.	3,896
4,000	Takara Holdings, Inc.	22,744
2,000	Takara Standard Co. Ltd.	12,291

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Takasago International Corp.	$9,634
4,200	Takasago Thermal Engineering Co. Ltd.	29,669
2,100	Takata Corp.	51,516
5	T-Gaia Corp.	7,306
3,900	THK Co. Ltd.	74,950
19,000	Toa Corp.	16,040
6,000	Toagosei Co. Ltd.	26,294
2,000	Tochigi Bank Ltd. (The)	8,293
19,000	Toda Corp.	64,158
3,000	Toei Co. Ltd.	12,402
6,000	Toho Bank Ltd. (The)	15,940
3,900	Toho Co. Ltd.	60,134
4,600	Toho Holdings Co. Ltd.	64,359
3,000	Toho Zinc Co. Ltd.	12,626
4,000	Tokai Carbon Co. Ltd.	23,588
2,000	Tokai Rika Co. Ltd.	33,544
1,800	Tokai Rubber Industries Ltd.	21,095
5,000	Tokai Tokyo Financial Holdings, Inc.	17,380
490	Token Corp.	15,038
8,000	Tokuyama Corp.	43,799
5,000	Tokyo Dome Corp.	12,477
1,800	Tokyo Ohka Kogyo Co. Ltd.	33,251
1,700	Tokyo Seimitsu Co. Ltd.	21,970
6,700	Tokyo Steel Manufacturing Co. Ltd.	66,376
2,000	Tokyo Style Co. Ltd.	15,891
19,000	Tokyo Tatemono Co. Ltd.	76,660
2,000	Tokyo Tomin Bank Ltd. (The)	18,845
9,500	Tomony Holdings, Inc.*	33,023
2,300	Tomy Co. Ltd.	17,675
2,200	Topcon Corp.	8,467
1,900	Toppan Forms Co. Ltd.	16,865
800	Topre Corp.	5,840
22,000	Topy Industries Ltd.	54,078
2,000	Toshiba Machine Co. Ltd.	8,219
1,000	Toshiba Plant Systems & Services Corp.	13,147
6,000	Toshiba TEC Corp.	23,613
11,000	TOTO Ltd.	72,923
4,000	Toyo Engineering Corp.	12,713
5,000	Toyo Ink Manufacturing Co. Ltd.	20,360
1,000	Toyo Kohan Co. Ltd.	5,053
2,000	Toyo Suisan Kaisha Ltd.	42,855
20,000	Toyo Tire & Rubber Co. Ltd.	41,217
42,000	Toyobo Co. Ltd.	69,869
2,300	transcosmos, Inc.	18,132
1,900	Trend Micro, Inc.	53,733
700	Trusco Nakayama Corp.	10,194
2,000	TS Tech Co. Ltd.	32,775
5,000	Tsubakimoto Chain Co.	22,098
500	Tsumura & Co.	15,369
200	Tsuruha Holdings, Inc.	8,603
6	TV Asahi Corp.	8,447

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	TV Tokyo Holdings Corp.*	$4,331
1,700	Ulvac, Inc.	34,253
900	Unicharm Corp.	34,358
2,300	Unihair Co. Ltd.*	26,869
800	Unipres Corp.	13,845
29,000	Unitika Ltd.*	24,122
2,500	Ushio, Inc.	41,620
540	USS Co. Ltd.	41,966
2,600	Valor Co. Ltd.	19,302
3,000	Wacoal Holdings Corp.	43,687
600	Xebio Co. Ltd.	11,769
2,600	Yakult Honsha Co. Ltd.	75,950
3,000	Yamagata Bank Ltd. (The)	12,998
4,000	Yamaguchi Financial Group, Inc.	36,300
5,000	Yamanashi Chuo Bank Ltd. (The)	19,305
2,000	Yamatake Corp.	48,641
1,700	Yamato Kogyo Co. Ltd.	43,561
5,000	Yamazen Corp.	20,422
200	Yaoko Co. Ltd.	5,472
5,000	Yaskawa Electric Corp.	39,044
6,000	Yodogawa Steel Works Ltd.	22,197
7,900	Yokogawa Electric Corp.	51,882
2,500	Yokohama Reito Co. Ltd.	15,890
19,000	Yokohama Rubber Co. Ltd. (The)	95,058
1,500	Yonekyu Corp.	11,210
17	Yoshinoya Holdings Co. Ltd.	20,788
27,000	Yuasa Trading Co. Ltd.*	22,458
400	Yusen Air & Sea Service Co. Ltd.	5,532
2,300	Zensho Co. Ltd.	21,215
8,000	Zeon Corp.	65,947
		14,528,645
	Jersey Island—0.7%
12,556	Atrium European Real Estate Ltd.	75,339
20,429	Beazley PLC	39,423
5,957	Charter International PLC	70,288
18,720	Informa PLC	130,492
531	Randgold Resources Ltd.	49,452
23,874	Regus PLC	32,998
		397,992
	Liechtenstein—0.1%
323	Liechtensteinische Landesbank AG	21,938
229	Verwaltungs- und Privat-Bank AG	24,891
		46,829
	Luxembourg—0.1%
15,523	Colt Group SA*	30,030
3,605	GAGFAH SA	31,607
		61,637
	Malaysia—0.0%
3,500	Parkson Retail Group Ltd.	6,330

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Netherlands—2.8%
3,840	Aalberts Industries NV	$70,051
1,589	AMG Advanced Metallurgical Group NV*	14,713
1,230	Arcadis NV	27,387
1,499	ASM International NV*	38,211
7,809	Brit Insurance Holdings NV*	130,469
3,467	CSM NV	109,627
2,758	Draka Holding NV*	58,650
1,550	Eurocommercial Properties NV REIT	76,576
1,645	Fugro NV CVA	116,217
1,670	Gemalto NV	75,948
3,843	Heijmans NV CVA*	72,376
3,254	Imtech NV	109,178
2,009	Koninklijke Boskalis Westminster NV	81,256
885	Koninklijke Vopak NV	44,208
15,385	Koninklijke Wessanen NV*	57,736
3,434	Mediq NV	65,604
1,621	Nieuwe Steen Investments Funds NV REIT	33,424
3,150	QIAGEN NV*	59,609
917	Sligro Food Group NV	29,990
1,208	Ten Cate NV	39,843
1,332	TKH Group NV	33,139
2,296	TomTom NV*	20,108
5,435	USG People NV*	100,810
1,498	Vastned Offices/Industrial NV REIT	25,287
996	Vastned Retail NV REIT	69,148
2,807	Wavin NV*	38,679
920	Wereldhave NV REIT	93,422
		1,691,666
	New Zealand—0.6%
16,389	Air New Zealand Ltd.	16,921
29,843	Auckland International Airport Ltd.	47,930
12,034	Contact Energy Ltd.*	53,842
70,470	Fisher & Paykel Appliances Holdings Ltd.*	32,337
10,794	Fisher & Paykel Healthcare Corp. Ltd.	26,747
36,187	Kiwi Income Property Trust REIT	29,060
10,161	Nuplex Industries Ltd.	26,344
23,256	Sky City Entertainment Group Ltd.	53,714
5,010	Sky Network Television Ltd.	20,806
8,185	Warehouse Group Ltd. (The)	24,977
		332,678
	Norway—1.5%
2,272	Acergy SA	45,640
3,410	Atea ASA	28,662
2,491	Cermaq ASA*	31,407
2,840	EDB Business Partner ASA*	8,632
703	Fred. Olsen Energy ASA	26,262
426	Leroy Seafood Group ASA	11,140
61,040	Marine Harvest ASA	60,323
68,144	Norske Skogindustrier ASA*	138,276

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,123	Petroleum Geo-Services ASA*	$88,537
9,662	Prosafe SE	63,346
20,646	Renewable Energy Corp. ASA*	71,413
1,895	Schibsted ASA	51,807
4,897	Sparebanken 1 SMN	44,071
4,975	Sparebanken 1 SR Bank	47,308
2,026	Stolt-Nielsen SA	36,123
3,268	Subsea 7, Inc.*	68,311
1,618	TGS Nopec Geophysical Co. ASA	27,887
5,404	Veidekke ASA	44,505
		893,650
	Portugal—0.4%
11,373	Banif SGPS SA	16,756
5,451	Mota-Engil SGPS SA	16,213
9,615	Portucel Empresa Produtora de Pasta e Papel SA	31,980
7,732	Redes Energeticas Nacionais SA	29,005
2,863	Semapa-Sociedade de Investimento e Gestao SGPS SA	33,784
10,104	Sonae Industria SGPS SA*	31,177
7,974	Sonaecom SGPS SA*	18,021
18,169	Teixeira Duarte SA	25,001
12,410	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	65,976
		267,913
	Singapore—2.1%
27,000	Allgreen Properties Ltd.	24,825
42,000	Ascendas REIT	66,850
68,000	CapitaCommercial Trust REIT	78,284
53,000	CapitaMall Trust REIT	81,081
87,000	ComfortDelGro Corp. Ltd.	99,486
26,000	Cosco Corp. Singapore Ltd.	37,366
45,000	Fortune REIT	23,219
4,000	Guocoland Ltd.	7,356
3,000	Haw Par Corp. Ltd.	13,931
3,000	Hong Leong Asia Ltd.	7,974
5,000	Hotel Properties Ltd.	10,817
5,000	Indofood Agri Resources Ltd.*	10,044
27,000	Jaya Holdings Ltd.*	14,707
18,000	Keppel Land Ltd.	61,611
7,000	K-REIT Asia REIT	7,302
19,000	M1 Ltd.	32,590
44,000	Mapletree Logistics Trust REIT	30,597
27,300	Olam International Ltd.	66,022
8,000	Parkway Holdings Ltd.	24,416
65,000	People's Food Holdings Ltd.	35,156
8,000	SembCorp Marine Ltd.	28,433
4,000	SIA Engineering Co.	13,413
22,000	Singapore Airport Terminal Services Ltd.	48,445
10,000	Singapore Exchange Ltd.	67,993

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Singapore Land Ltd.	$11,018
45,000	Singapore Post Ltd.	41,028
19,000	SMRT Corp. Ltd.	30,095
7,000	STATS ChipPAC Ltd.*	5,138
65,000	Suntec REIT	78,346
22,000	UOL Group Ltd.	77,342
15,000	Venture Corp. Ltd.	105,003
6,000	Wheelock Properties Singapore Ltd.	9,040
23,000	Wing Tai Holdings Ltd.	31,099
		1,280,027
	South Korea—7.8%
43	Amorepacific Corp.	39,742
10,120	Asiana Airlines*	82,291
7,800	Busan Bank	97,045
1,527	Cheil Industries, Inc.	128,105
1,675	Cheil Worldwide, Inc.	18,235
165	Cj Cheiljedang Corp.	31,746
5,960	Daegu Bank Ltd.	78,125
3,650	Daekyo Co. Ltd.	19,073
2,540	Daesang Corp.*	18,668
2,360	Daewoo International Corp.	73,406
7,540	Daewoo Motor Sales*	20,303
3,800	Daewoo Securities Co. Ltd.	82,399
1,200	Daishin Securities Co. Ltd. (Preference)	11,038
2,810	Daishin Securities Co. Ltd.	38,457
2,760	Dongbu Corp.	19,622
4,430	Dongbu Hitek Co. Ltd.*	43,896
3,510	Dongbu Insurance Co. Ltd.	123,837
5,130	Dongbu Steel Co. Ltd.	44,724
4,600	Doosan Engineering & Construction Co. Ltd.	30,251
3,030	Doosan Infracore Co. Ltd.*	74,858
428	E1 Corp.	21,681
77	Glovis Co. Ltd.	10,914
1,500	Halla Climate Control Corp.	27,860
379	Hanil Cement Co. Ltd.	20,546
1,820	Hanjin Heavy Industries & Construction Co. Ltd.	69,387
6,660	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	113,935
10,370	Hanjin Shipping Holdings Co. Ltd.*	148,374
3,550	Hankook Tire Co. Ltd.	92,279
3,800	Hansol Paper Co.	37,823
640	Hite Holdings Co. Ltd.	12,086
831	Hyundai Department Store Co. Ltd.	91,944
3,340	Hyundai Development Co.	93,796
1,040	Hyundai Hysco	21,119
3,610	Hyundai Marine & Fire Insurance Co. Ltd.	76,996
662	Hyundai Mipo Dockyard	110,603
6,170	Hyundai Securities Co.	80,603
5,190	Kangwon Land, Inc.	121,996

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,830	Keangnam Enterprises Ltd.*	$18,540
1,440	Kolon Corp.	47,733
3,350	Kolon Engineering & Construction Co. Ltd.	14,141
2,130	Korea Investment Holdings Co. Ltd.	67,104
1,067	Korea Line Corp.*	38,498
98	Korea Plant Service & Engineering Co. Ltd.	5,408
404	Korea Zinc Co. Ltd.	101,784
4,539	Korean Reinsurance Co.	51,027
1,590	KP Chemical Corp.	23,668
13,320	Kumho Industrial Co. Ltd.*	51,019
8,100	Kumho Tire Co., Inc.*	51,109
880	Kyeryong Construction Industrial Co. Ltd.	14,820
93	LG Household & Health Care Ltd.	30,993
135	LG Innotek Co. Ltd.	15,657
2,770	LIG Insurance Co. Ltd.	57,234
67	Lotte Chilsung Beverage Co. Ltd.	45,907
27	Lotte Confectionery Co. Ltd.	29,513
134	LS Industrial Systems Co. Ltd.	10,753
3,820	Meritz Fire & Marine Insurance Co. Ltd.	26,208
313	Mirae Asset Securities Co. Ltd.	16,384
300	NHN Corp.*	53,188
194	Nong Shim Co. Ltd.	35,688
428	OCI Co. Ltd.	125,899
111	Orion Corp./Republic of South Korea	37,189
285	Ottogi Corp.	36,978
498	Pacific Corp.	78,114
1,430	S&T Dynamics Co. Ltd.	31,199
595	S1 Corp./Korea	32,784
329	Samchully Co. Ltd.	35,962
778	Samsung Electro-Mechanics Co. Ltd.	85,388
421	Samsung Engineering Co. Ltd.	67,158
420	Samsung Fine Chemicals Co. Ltd.	24,933
1,753	Samsung Securities Co. Ltd.	100,327
899	Samsung Techwin Co. Ltd.	83,888
710	Samyang Corp.	40,446
2,910	Seah Besteel Corp.	75,902
231	Sindoh Co. Ltd.	11,168
1,635	SK Chemicals Co. Ltd.	91,104
960	SK Gas Co. Ltd.	35,405
890	SKC Co. Ltd.	30,332
5,390	Ssangyong Cement Industrial Co. Ltd.*	31,471
5,180	Ssangyong Motor Co.*	48,336
1,390	STX Engine Co. Ltd.	50,338
1,010	STX Pan Ocean Co. Ltd.	10,726
47	Taekwang Industrial Co. Ltd.	53,756
3,750	Taeyoung Engineering & Construction	22,562
9,460	Taihan Electric Wire Co. Ltd.*	59,942
18,600	Tong Yang Major Corp.*	38,017
5,850	Tong Yang Securities, Inc.	59,007
1,480	Woongjin Coway Co. Ltd.	53,729
510	Woongjin Holdings Co. Ltd.*	5,212

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,670	Woori Investment & Securities Co. Ltd.	$100,022
29	Young Poong Corp.	16,881
150	Yuhan Corp.	21,262
		4,629,576
	Spain—1.6%
1,328	Abengoa SA	36,731
966	Almirall SA	9,130
3,915	Antena 3 de Television SA	39,940
6,486	Banco de Valencia SA	36,510
4,860	Banco Pastor SA	23,710
2,136	Bolsas y Mercados Espanoles	58,189
2,084	Campofrio Food Group SA	21,319
753	Codere SA*	8,373
53	Construcciones y Auxiliar de Ferrocarriles SA	29,827
777	Corporacion Financiera Alba SA	41,038
3,816	Ebro Foods SA	83,775
5,202	Ferrovial SA	59,230
1,926	Grifols SA	31,146
2,022	Grupo Catalana Occidente SA	42,099
7,950	Grupo Empresarial Ence SA*	28,840
4,484	Indra Sistemas SA	87,657
13,145	NH Hoteles SA*	68,787
3,068	Obrascon Huarte Lain SA	100,253
513	Pescanova SA	16,720
650	Prosegur Cia de Seguridad SA	38,902
3,559	Sol Melia SA	35,369
5,879	SOS Corp. Alimentaria SA*	12,911
378	Tecnicas Reunidas SA	23,492
6,813	Tubos Reunidos SA*	18,181
		952,129
	Sweden—2.9%
750	AarhusKarlshamn AB	17,618
1,274	Axfood AB	44,521
4,225	Billerud AB	33,871
758	Cardo AB	29,168
5,699	Castellum AB	74,333
543	Clas Ohlson AB, Class B	9,293
18,646	Eniro AB*	11,958
9,311	Fabege AB	97,072
4,246	Getinge AB, Class B	89,610
1,512	Hakon Invest AB	27,603
4,313	Hexagon AB, Class B	87,422
1,124	Hoganas AB, Class B	39,396
3,988	Hufvudstaden AB, Class A	44,402
3,677	Husqvarna AB, Class A	25,699
10,719	Husqvarna AB, Class B	75,092
1,111	Intrum Justitia AB	15,245
2,184	JM AB	47,233
5,341	Kinnevik Investment AB, Class B	109,852
9,068	Kungsleden AB	71,682

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,565	Lindab International AB*	$50,513
6,191	Lundin Petroleum AB*	58,357
5,130	Meda AB, Class A	42,006
1,017	Modern Times Group AB, Class B	72,673
11,453	Niscayah Group AB	19,644
4,938	Nobia AB*	38,298
1,278	Oresund Investment AB	21,301
31,774	PA Resources AB*	24,927
10,178	Peab AB	80,836
2,554	Saab AB, Class B	39,769
3,457	Swedish Match AB	96,264
15,250	Trelleborg AB, Class B	143,181
1,238	Wallenstam AB, Class B	31,390
1,179	Wihlborgs Fastigheter AB	33,059
		1,703,288
	Switzerland—4.0%
613	Actelion Ltd.*	30,610
1,913	AFG Arbonia-Forster Holding AG*	45,612
147	Allreal Holding AG	20,283
2,108	Aryzta AG	93,558
1,060	Bank Sarasin & Cie AG, Class B	38,800
76	Banque Cantonale Vaudoise	36,976
51	Barry Callebaut AG*	41,147
584	Basler Kantonalbank	84,438
380	Bb Biotech AG	23,588
733	Bobst Group AG*	32,793
418	Bucher Industries AG	64,219
626	Charles Voegele Holding AG*	33,098
89	Compagnie Financiere Tradition SA	9,773
333	Daetwyler Holding AG	24,717
544	Dufry Group*	63,222
1,225	EFG International AG	15,071
124	Emmi AG	20,677
454	Ems-Chemie Holding AG	70,627
77	Flughafen Zuerich AG	28,400
119	Forbo Holding AG	63,947
91	Galenica AG	43,973
253	Georg Fischer AG*	108,557
113	Kaba Holding AG, Class B	37,916
877	Kudelski SA	22,427
141	Kuoni Reisen Holding AG, Class B	60,500
2	Lindt & Spruengli AG	57,448
16	Lindt & Spruengli AG, PC	43,486
4,060	Logitech International SA*	77,031
1,226	Lonza Group AG	107,392
2,469	Nobel Biocare Holding AG	40,845
30,641	OC Oerlikon Corp. AG*	160,448
1,114	Panalpina Welttransport Holding AG*	139,208
97	Partners Group Holding AG	17,753
969	PSP Swiss Property AG*	74,485

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
258	Rieter Holding AG*	$74,764
2,224	Schmolz + Bickenbach AG*	41,269
29	Sika AG	57,499
467	Sonova Holding AG	54,131
47	St. Galler Kantonalbank AG	22,126
71	Straumann Holding AG	14,871
944	Sulzer AG	114,989
445	Swiss Prime Site AG*	31,967
216	Valiant Holding	33,778
173	Valora Holding AG	45,735
1,155	Vontobel Holding AG	39,929
		2,364,083
	Taiwan—0.0%
18,000	Uni-President China Holdings Ltd.	12,817
	United Kingdom—13.2%
34,075	Aberdeen Asset Management PLC	96,864
3,391	Admiral Group PLC	88,372
47,457	Aegis Group PLC	95,374
4,294	Aggreko PLC	108,129
13,898	ARM Holdings PLC	80,725
5,750	Ashmore Group PLC	35,182
57,798	Ashtead Group PLC	116,156
2,301	Autonomy Corp. PLC*	53,785
8,568	Babcock International Group PLC	79,451
28,953	BBA Aviation PLC	93,321
8,759	Bellway PLC	74,781
4,939	Berkeley Group Holdings PLC (The)*	66,449
22,026	Bodycote PLC	93,320
10,023	Bovis Homes Group PLC*	55,766
8,275	Britvic PLC	63,822
8,683	BSS Group PLC	61,499
8,277	Burberry Group PLC	134,847
8,998	Cairn Energy PLC*	55,516
23,973	Carillion PLC	131,886
1,753	Carpetright PLC	19,801
226,528	Cattles PLC*	0
38,183	Chaucer Holdings PLC	31,134
501	Chemring Group PLC	24,014
7,186	Chesnara PLC	24,931
8,629	Close Brothers Group PLC	106,436
25,111	Cobham PLC	92,982
11,136	Computacenter PLC	65,164
11,967	Cookson Group PLC*	98,534
2,852	Croda International PLC	65,570
4,565	CSR PLC*	23,195
9,815	Daily Mail & General Trust PLC, Class A	84,267
12,155	Dairy Crest Group PLC	71,981
13,685	Davis Service Group PLC (The)	90,975
7,249	De La Rue PLC	73,942
88,774	Debenhams PLC*	108,365

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,330	Derwent London PLC REIT	$56,624
45,072	DS Smith PLC	121,135
30,010	Electrocomponents PLC	117,024
2,394	Enquest PLC*	4,945
1,063	Euromoney Institutional Investor PLC	11,030
67,979	F&C Asset Management PLC	72,819
7,379	Fenner PLC	30,780
1,689	Ferrexpo PLC	8,760
10,164	Filtrona PLC	40,447
1,812	Forth Ports PLC	38,241
994	Fresnillo PLC	19,865
25,703	Galiform PLC*	31,951
8,308	Galliford Try PLC	40,513
32,610	Game Group PLC	36,887
44,000	Genting Singapore PLC*	73,772
3,330	Go-Ahead Group PLC	72,619
7,554	Great Portland Estates PLC REIT	41,727
12,155	Greene King PLC	81,271
4,636	Greggs PLC	33,969
7,412	Halfords Group PLC	50,186
10,468	Halma PLC	54,677
1,385	Hargreaves Lansdown PLC	10,374
7,099	Headlam Group PLC	36,319
36,496	Henderson Group PLC	76,672
14,028	Hiscox Ltd.	79,507
64,018	HMV Group PLC	46,314
6,075	Homeserve PLC	44,028
5,226	Hunting PLC	53,850
6,695	IG Group Holdings PLC	56,570
11,980	IMI PLC	151,219
5,982	Inmarsat PLC	62,357
18,884	Intermediate Capital Group PLC	97,459
16,708	Interserve PLC	53,693
2,462	Intertek Group PLC	73,018
17,154	Invensys PLC	79,041
5,342	Jardine Lloyd Thompson Group PLC	50,561
5,860	JD Wetherspoon PLC	38,413
120,842	JJB Sports PLC*	18,625
10,601	John Wood Group PLC	73,813
145,609	Johnston Press PLC*	29,682
3,853	Keller Group PLC	38,963
3,514	Kier Group PLC	74,385
29,797	Laird PLC	70,983
22,639	Marshalls PLC	39,000
60,395	Marston's PLC	97,235
7,160	Mcbride PLC	20,525
21,943	Meggitt PLC	115,806
15,349	Melrose PLC	69,129
7,310	Michael Page International PLC	55,070
7,446	Millennium & Copthorne Hotels PLC	64,880
13,699	Misys PLC*	61,632

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,154	Mitie Group PLC	$42,734
13,030	Morgan Crucible Co. PLC	47,706
4,327	Morgan Sindall Group PLC	46,593
2,490	Mothercare PLC	20,920
8,963	N Brown Group PLC	43,090
53,871	Northern Foods PLC	40,696
15,690	Northumbrian Water Group PLC	88,902
21,026	Paragon Group of Cos. PLC	51,299
2,541	Petrofac Ltd.	59,435
2,226	Petropavlovsk PLC	34,468
16,062	Premier Farnell PLC	69,926
190,999	Premier Foods PLC*	53,745
2,018	Premier Oil PLC*	54,235
6,526	Provident Financial PLC	81,383
4,741	PZ Cussons PLC	30,547
34,548	Qinetiq Group PLC	59,323
65,213	Rank Group PLC	133,144
19,889	Redrow PLC*	35,137
8,301	Restaurant Group PLC	37,453
1,710	Robert Wiseman Dairies PLC	8,924
1,375	Rotork PLC	36,822
6,291	Savills PLC	33,151
10,557	Serco Group PLC	103,634
5,383	Shaftesbury PLC REIT	38,384
18,802	Shanks Group PLC	33,427
3,467	Shire PLC	81,538
47,842	SIG PLC*	86,816
15,068	Smiths News PLC	27,825
4,006	Spectris PLC	72,310
58,016	Speedy Hire PLC	22,957
1,877	Spirax-Sarco Engineering PLC	54,287
10,829	Sports Direct International PLC*	24,273
2,853	SSL International PLC	52,912
4,317	St. James's Place PLC	19,084
5,940	St. Modwen Properties PLC	15,385
29,727	Stagecoach Group PLC	99,333
42,637	Trinity Mirror PLC*	72,429
9,566	Tullett Prebon PLC	60,565
4,977	Tullow Oil PLC	94,293
1,259	Ultra Electronics Holdings PLC	37,460
5,720	Weir Group PLC (The)	142,482
6,247	WH Smith PLC	48,380
17,480	Wincanton PLC	66,514
4,881	WS Atkins PLC	58,762
7,561	Yule Catto & Co. PLC	31,188
		7,898,772
	Total Common Stocks and Other Equity Interests (Cost $53,428,120)	59,302,761

Number of Shares		Value
	Preferred Stocks—0.5%
	Germany—0.5%
896	Draegerwerk AG & Co. KGAA	$75,032
194	Fuchs Petrolub AG	26,010
1,139	Hugo Boss AG	75,363
3,088	Jungheinrich AG	116,807
1,083	Sixt AG	31,385
		324,597
	Hong Kong—0.0%
5,495	Fubon Bank Hong Kong Ltd.*	0
	Total Preferred Stocks (Cost $188,203)	324,597
	Rights—0.0%
	Austria—0.0%
24,553	Immofinanz AG*	0
	Bermuda—0.0%
50,000	Citic Resources Holdings Ltd., expiring 12/31/10*	0
	Total Rights (Cost $0)	0
	Money Market Fund—0.0%
15,381	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $15,381)	15,381
	Total Investments (Cost $53,631,704)—99.8%	59,642,739
	Other assets less liabilities—0.2%	123,602
	Net Assets—100.0%	$59,766,341

Investment Abbreviations:

CVA—Dutch Certificate

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Brazil—14.4%
438,349	Banco Bradesco SA	$9,001,314
83,658	Banco do Brasil SA	1,623,211
306,684	Banco Santander Brasil SA	4,340,013
119,985	BM&FBOVESPA SA	1,002,792
28,891	Bradespar SA	732,215
129,989	Brasil Telecom SA*	956,923
91,009	Braskem SA, Class A*	927,979
110,410	Centrais Eletricas Brasileiras SA	1,516,254
23,948	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A	942,168
1,647	Cia de Bebidas das Americas	186,634
10,240	Cia de Bebidas das Americas (Preference)	1,406,374
16,164	Cia de Saneamento Basico do Estado de Sao Paulo	366,695
26,452	Cia Energetica de Minas Gerais	346,270
145,521	Cia Energetica de Minas Gerais (Preference)	2,555,934
37,021	Cia Energetica de Sao Paulo, Class B	580,414
42,308	Cia Paranaense de Energia	982,736
74,082	Cia Siderurgica Nacional SA	1,229,133
4,828	CPFL Energia SA	113,853
7,547	EDP - Energias do Brasil SA	164,271
36,999	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Class B	643,309
157,867	Empresa Brasileira de Aeronautica SA	1,121,208
9,055	Fibria Celulose SA*	161,924
14,113	Gerdau SA	139,745
85,617	Gerdau SA (Preference)	1,102,098
443,428	Itau Unibanco Holding SA	10,741,691
130,827	Itausa - Investimentos Itau SA	1,026,321
27,982	JBS SA	107,861
12,604	Light SA	159,124
144,270	Metalurgica Gerdau SA	2,213,390
305,662	Petroleo Brasileiro SA	5,132,650
441,147	Petroleo Brasileiro SA (Preference)	6,731,675
6,975	Souza Cruz SA	365,677
27,175	Tele Norte Leste Participacoes SA	545,214
89,500	Tele Norte Leste Participacoes SA (Preference)	1,373,109
3,343	Telecomunicacoes de Sao Paulo SA	80,272
16,435	Telemar Norte Leste SA, Class A*	466,901
28,283	Tim Participacoes SA*	114,022
67,423	Tim Participacoes SA (Preference)	216,974
37,154	Tractebel Energia SA	560,600
13,324	Ultrapar Participacoes SA	811,228
27,684	Usinas Siderurgicas de Minas Gerais SA	403,026
72,332	Usinas Siderurgicas de Minas Gerais SA, Class A	908,919
105,623	Vale SA	3,333,694
138,427	Vale SA, Class A	3,895,847
16,452	Vivo Participacoes SA	472,232
		71,803,894

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Chile—0.9%
2,800,131	Banco de Chile	$401,180
3,558,108	Banco Santander Chile	316,729
84,013	Centros Comerciales Sudamericanos SA	654,266
353,501	Empresa Nacional de Electricidad SA	629,179
14,084	Empresa Nacional de Telecomunicaciones SA	223,735
36,622	Empresas Copec SA	689,094
2,511,391	Enersis SA	1,144,098
57,361	S.A.C.I. Falabella	573,598
		4,631,879
	China—30.5%
682,000	Air China Ltd., H-Shares*	916,688
1,784,000	Aluminum Corp. of China Ltd., H-Shares*	1,693,722
928,000	Angang Steel Co. Ltd., H-Shares	1,458,024
166,000	Anhui Conch Cement Co. Ltd., H-Shares	695,922
23,998,000	Bank of China Ltd., H-Shares	14,363,572
1,465,000	Bank of Communications Co. Ltd., H-Shares	1,600,628
2,433,000	China CITIC Bank Corp. Ltd., H-Shares	1,766,932
893,000	China Coal Energy Co., H-Shares	1,543,568
522,000	China Communications Construction Co. Ltd., H-Shares	498,951
6,692,000	China Construction Bank Corp., H-Shares	6,379,253
1,581,500	China COSCO Holdings Co. Ltd., H-Shares*	1,844,196
1,154,000	China Life Insurance Co. Ltd., H-Shares	5,053,765
966,700	China Merchants Bank Co. Ltd., H-Shares	2,743,366
1,665,100	China Minsheng Banking Corp. Ltd., H-Shares	1,548,620
322,000	China Oilfield Services Ltd., H-Shares	522,524
149,600	China Pacific Insurance (Group) Co. Ltd., H-Shares	620,415
20,620,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	19,443,546
1,285,500	China Railway Construction Corp. Ltd., H-Shares	1,606,813
3,134,000	China Railway Group Ltd., H-Shares	2,526,669
1,418,500	China Shenhua Energy Co. Ltd., H-Shares	6,312,739
2,259,000	China Shipping Container Lines Co. Ltd., H-Shares*	917,902
516,000	China Shipping Development Co. Ltd., H-Shares	750,807
1,670,000	China Southern Airlines Co. Ltd., H-Shares*	1,135,263
3,392,000	China Telecom Corp. Ltd., H-Shares	1,754,566
726,000	CSR Corp. Ltd., H-Shares	738,896
2,562,000	Datang International Power Generation Co. Ltd., H-Shares	1,031,106
156,000	Dongfeng Motor Group Co. Ltd., H-Shares	338,067
130,400	Guangzhou R&F Properties Co. Ltd., H-Shares	186,038
2,220,000	Huadian Power International Co., H-Shares	509,733

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,968,000	Huaneng Power International, Inc., H-Shares	$1,696,044
20,667,000	Industrial & Commercial Bank of China Ltd., H-Shares	16,635,331
592,000	Jiangsu Expressway Co. Ltd., H-Shares	717,826
363,000	Jiangxi Copper Co. Ltd., H-Shares	1,011,416
1,566,000	Maanshan Iron & Steel Co. Ltd., H-Shares	896,900
1,505,000	Metallurgical Corp. of China Ltd., H-Shares*	728,010
34,402,000	PetroChina Co. Ltd., H-Shares	41,980,176
258,000	PICC Property & Casualty Co. Ltd., H-Shares*	380,728
226,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	2,438,170
1,608,000	Shanghai Electric Group Co. Ltd., H-Shares	1,076,522
1,788,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	802,631
530,000	Yanzhou Coal Mining Co. Ltd., H-Shares	1,524,580
210,000	Zhejiang Expressway Co. Ltd. H-Shares	211,563
686,000	Zijin Mining Group Co. Ltd., H-Shares	646,861
122,100	ZTE Corp. H-Shares	453,605
		151,702,654
	Czech Republic—0.5%
24,760	CEZ AS	1,094,698
1,419	Komercni Banka AS	321,289
29,706	Telefonica O2 Czech Republic AS	652,498
25,299	Unipetrol AS*	285,481
		2,353,966
	Hong Kong—2.8%
38,500	Beijing Enterprises Holdings Ltd.	263,461
168,000	China Foods Ltd.	139,561
70,000	China Merchants Holdings International Co. Ltd.	245,153
586,000	China Mobile Ltd.	5,967,868
178,000	China Overseas Land & Investment Ltd.	374,263
138,000	China Resources Enterprise Ltd.	582,988
104,000	China Resources Power Holdings Co. Ltd.	200,157
1,444,000	China Unicom (Hong Kong) Ltd.	2,052,666
232,000	Citic Pacific Ltd.	617,984
1,617,000	CNOOC Ltd.	3,349,847
42,000	Shanghai Industrial Holdings Ltd.	193,414
		13,987,362
	Hungary—0.7%
121,359	Magyar Telekom Telecommunications PLC	349,844
15,831	MOL Hungarian Oil and Gas PLC*	1,681,977
50,790	OTP Bank PLC*	1,508,342
		3,540,163
	India—5.6%
14,069	HDFC Bank Ltd. ADR	2,433,374
158,800	ICICI Bank Ltd. ADR	8,349,704

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
127,538	Infosys Technologies Ltd. ADR	$8,601,163
257,465	Sterlite Industries (India) Ltd. ADR	3,982,984
116,751	Tata Motors Ltd. ADR	3,283,038
80,293	Wipro Ltd. ADR	1,146,584
		27,796,847
	Indonesia—1.2%
232,039	Astra International Tbk PT	1,479,857
816,000	Bank Central Asia Tbk PT	639,105
187,000	Bank Danamon Indonesia Tbk PT	140,185
413,000	Bank Mandiri Tbk PT	323,468
842,000	Bank Negara Indonesia (Persero) Tbk PT	367,418
627,000	Bank Rakyat Indonesia (Persero) Tbk PT	799,754
2,068,000	Bumi Resources Tbk PT	514,831
45,500	Gudang Garam Tbk PT	242,836
401,000	Indosat Tbk PT	269,203
1,216,000	Telekomunikasi Indonesia Tbk PT	1,238,109
75,500	Unilever Indonesia Tbk PT	147,410
		6,162,176
	Malaysia—2.6%
433,800	Axiata Group Bhd*	625,988
24,900	British American Tobacco Malaysia Bhd	372,280
624,000	CIMB Group Holdings Bhd	1,662,529
43,700	DiGi.Com Bhd	355,892
318,600	Genting Bhd	1,068,997
310,300	Genting Malaysia Bhd	349,044
344,000	IOI Corp. Bhd	643,445
835,400	Malayan Banking Bhd	2,416,391
69,300	Petronas Gas Bhd	250,340
207,900	PLUS Expressways Bhd	293,993
53,700	PPB Group Bhd	331,364
457,200	Public Bank Bhd	1,874,939
449,400	Sime Darby Bhd	1,275,334
448,700	Telekom Malaysia Bhd	490,304
220,400	Tenaga Nasional Bhd	623,339
408,800	YTL Power International Bhd	307,438
		12,941,617
	Mexico—6.4%
54,700	Alfa SAB de CV, Class A	456,737
3,893,500	America Movil SAB de CV, Series L	11,168,060
4,343,502	Cemex SAB de CV, Series CPO*	3,819,678
147,400	Coca-Cola Femsa SAB de CV, Series L	1,176,768
387,000	Fomento Economico Mexicano SAB de CV	2,129,795
31,200	Grupo Bimbo SAB de CV, Series A	241,220
105,100	Grupo Carso SAB de CV, Series A1	606,172
2,710	Grupo Elektra SA de CV	99,522
186,100	Grupo Financiero Banorte SAB de CV, Class O	796,863
47,800	Grupo Financiero Inbursa SA, Class O	206,884
802,387	Grupo Mexico SAB de CV, Series B	2,644,935
316,700	Grupo Modelo SAB de CV, Series C	1,776,279

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
343,700	Grupo Televisa SA, Series CPO	$1,543,843
11,980	Industrias Penoles SAB de CV	339,807
75,900	Kimberly-Clark de Mexico SAB de CV, Class A	476,453
50,800	Organizacion Soriana SAB de CV, Class B	154,854
3,743,000	Telefonos de Mexico SAB de CV, Class L	2,903,279
381,300	Wal-Mart de Mexico SAB de CV, Series V	1,044,577
		31,585,726
	Philippines—0.2%
16,290	Philippine Long Distance Telephone Co. ADR	1,012,098
	Poland—1.7%
7,155	Bank Handlowy w Warszawie SA	225,603
11,595	Bank Pekao SA	756,792
2,469	Bank Zachodni WBK SA	182,514
41,377	KGHM Polska Miedz SA	1,855,503
31,507	Polska Grupa Energetyczna SA	241,737
162,072	Polski Koncern Naftowy Orlen*	2,283,152
237,598	Polskie Gornictwo Naftowe i Gazownictwo SA	307,991
62,600	Powszechna Kasa Oszczednosci Bank Polski SA	986,915
234,033	Telekomunikacja Polska SA	1,488,149
		8,328,356
	Russia—8.7%
614,029	Gazprom OAO ADR	13,416,534
191,877	LUKOIL OAO ADR	10,716,330
19,071	Magnitogorsk Iron & Steel Works GDR	238,387
107,225	MMC Norilsk Nickel JSC ADR	1,999,746
56,518	Mobile TeleSystems OJSC ADR	1,223,615
26,655	Novolipetsk Steel OJSC GDR	912,401
294,216	Rosneft Oil Co. GDR*	2,050,686
62,619	Severstal GDR*	844,104
9,830	Sistema JSFC GDR	253,614
892,702	Surgutneftegas OJSC ADR	8,748,480
65,582	Tatneft ADR	2,069,112
98,423	VTB Bank OJSC GDR	651,560
		43,124,569
	South Africa—7.8%
58,367	ABSA Group Ltd.	1,140,904
148,365	African Bank Investments Ltd.	766,451
13,592	Anglo Platinum Ltd.*	1,353,915
17,636	AngloGold Ashanti Ltd.	827,646
35,879	ArcelorMittal South Africa Ltd.	414,898
153,172	Barloworld Ltd.	1,155,882
66,912	Bidvest Group Ltd.	1,437,198
28,810	Evraz Highveld Steel and Vanadium Ltd.*	364,419
7,304	Exxaro Resources Ltd.	138,583

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
771,392	FirstRand Ltd.	$2,285,220
94,156	Gold Fields Ltd.	1,483,586
91,270	Impala Platinum Holdings Ltd.	2,597,575
53,476	Imperial Holdings Ltd.	878,193
58,736	Investec Ltd.	486,719
4,150	Kumba Iron Ore Ltd.	237,414
40,035	Massmart Holdings Ltd.	819,800
48,542	Mondi Ltd.	406,084
176,722	MTN Group Ltd.	3,200,634
19,005	Naspers Ltd., Class N	1,004,796
45,791	Nedbank Group Ltd.	862,368
47,302	Pick n Pay Stores Ltd.	313,101
74,334	Remgro Ltd.	1,161,213
125,108	RMB Holdings Ltd.	649,902
458,545	Sanlam Ltd.	1,730,819
162,167	Sappi Ltd.*	809,314
87,584	Sasol Ltd.	3,970,773
55,135	Shoprite Holdings Ltd.	784,739
239,450	Standard Bank Group Ltd.	3,555,413
312,077	Steinhoff International Holdings Ltd.*	986,869
336,469	Telkom SA Ltd.	1,751,251
17,023	Tiger Brands Ltd.*	459,571
4,340	Trans Hex Group Ltd.*	1,872
58,262	Vodacom Group Ltd.	563,606
		38,600,728
	Taiwan—12.2%
416,331	Acer, Inc.	1,208,688
861,539	Advanced Semiconductor Engineering, Inc.	742,767
298,200	Asia Cement Corp.	307,242
125,900	Asustek Computer, Inc.	1,021,705
2,065,000	AU Optronics Corp.*	2,060,178
540,450	Cathay Financial Holding Co. Ltd.	826,873
1,034,000	Chang Hwa Commercial Bank	682,096
751,000	Chimei Innolux Corp.*	1,007,988
1,845,750	China Development Financial Holding Corp.	547,911
2,635,175	China Steel Corp.	2,672,050
2,046,456	Chinatrust Financial Holding Co. Ltd.	1,276,466
1,494,768	Chunghwa Picture Tubes Ltd.*	225,522
1,111,000	Chunghwa Telecom Co. Ltd.	2,597,770
880,054	Compal Electronics, Inc.	1,120,850
260,000	Delta Electronics, Inc.	1,074,082
485,000	Evergreen Marine Corp. Taiwan Ltd.*	403,883
701,760	Far Eastern New Century Corp.	1,010,650
424,000	Far EasTone Telecommunications Co. Ltd.	609,937
1,199,525	First Financial Holding Co. Ltd.	791,287
758,000	Formosa Chemicals & Fibre Corp.	2,173,388
321,000	Formosa Petrochemical Corp.	873,220
1,670,000	Formosa Plastics Corp.	4,788,335
729,867	Fubon Financial Holding Co. Ltd.	893,817
1,165,480	Hon Hai Precision Industry Co. Ltd.	4,415,057

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
101,200	HTC Corp.	$2,283,663
1,126,765	Hua Nan Financial Holdings Co. Ltd.	743,290
1,184,250	Inventec Co. Ltd.	622,648
707,009	Lite-On Technology Corp.	933,936
54,091	MediaTek, Inc.	680,079
2,024,000	Mega Financial Holding Co. Ltd.	1,404,569
1,126,000	Nan Ya Plastics Corp.	2,507,820
386,106	Pegatron Corp.*	522,642
870,740	Pou Chen Corp.	824,632
404,000	Quanta Computer, Inc.	741,466
1,091,000	Shin Kong Financial Holding Co. Ltd.*	400,821
718,000	Siliconware Precision Industries Co.	785,494
1,592,000	SinoPac Financial Holdings Co. Ltd.	600,480
2,957,320	Taishin Financial Holding Co. Ltd.*	1,294,126
353,000	Taiwan Cement Corp.	375,808
774,100	Taiwan Cooperative Bank	551,096
276,000	Taiwan Mobile Co. Ltd.	613,804
3,533,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,245,641
3,095,000	Tatung Co. Ltd.*	729,745
763,100	Uni-President Enterprises Corp.	991,832
2,100,000	United Microelectronics Corp.	997,828
379,096	Wistron Corp.	778,706
760,000	Yang Ming Marine Transport Corp.*	578,287
		60,540,175
	Thailand—1.6%
187,300	Advanced Info. Service PCL	562,275
146,500	Bangkok Bank PCL	754,978
2,268,000	IRPC PCL	320,758
149,200	Kasikornbank PCL	627,058
626,800	Krung Thai Bank PCL	353,333
129,400	PTT Chemical PCL	608,586
145,200	PTT Exploration & Production PCL	828,192
204,400	PTT PCL	2,065,817
29,500	Siam Cement PCL	323,732
157,700	Siam Commercial Bank PCL	539,168
241,400	Thai Airways International PCL	374,420
267,700	Thai Oil PCL	473,252
152,600	Total Access Communication PCL	213,783
		8,045,352
	Turkey—2.1%
201,710	Akbank TAS	1,267,642
46,843	Arcelik AS	260,039
555,510	Dogan Sirketler Grubu Holdings*	403,415
43,328	Enka Insaat ve Sanayi AS	198,169
153,627	Eregli Demir ve Celik Fabrikalari TAS*	579,279
23,553	Ford Otomotiv Sanayi AS	208,870
87,631	Haci Omer Sabanci Holding AS	483,405
359,410	Koc Holding AS	1,719,125
41,149	Tupras Turkiye Petrol Rafine AS	1,106,233

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
152,039	Turk Hava Yollari AO*	$631,682
54,600	Turk Telekomunikasyon AS	255,443
47,279	Turkcell Iletisim Hizmet AS	343,343
132,262	Turkiye Garanti Bankasi AS	812,727
34,899	Turkiye Halk Bankasi AS	353,352
222,632	Turkiye Is Bankasi, Class C	1,002,707
137,406	Turkiye Vakiflar Bankasi TAO, Class D	445,195
99,422	Yapi ve Kredi Bankasi AS*	381,832
		10,452,458
	Total Common Stocks and Other Equity Interests (Cost $428,585,040)	496,610,020
	Rights—0.0%
	Taiwan—0.0%
61,788	Shin Kong Financial Holding Co. Ltd., expiring 11/25/10* (Cost $0)	2,522
	Money Market Fund—0.1%
710,963	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $710,963)	710,963
	Total Investments (Cost $429,296,003)—100.0%	497,323,505
	Liabilities in excess of other assets—(0.0%)	(81,455)
	Net Assets—100.0%	$497,242,050

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Austria—0.7%
353	Erste Group Bank AG	$15,911
883	Immoeast AG*	0
1,998	Immofinanz AG*	7,859
312	OMV AG	11,641
69	Raiffeisen International Bank Holding AG	3,884
100	Strabag SE	2,578
740	Telekom Austria AG	11,314
51	Verbund AG	2,036
42	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,256
343	Voestalpine AG	13,580
260	Wienerberger AG*	4,373
		75,432
	Belgium—1.6%
15,542	Ageas	47,718
400	Anheuser-Busch InBev NV	25,038
1	Banque Nationale de Belgique	5,027
269	Belgacom SA	10,540
43	Colruyt SA	2,419
35	Cie Nationale a Portefeuille	1,863
200	Delhaize Group SA	13,952
3,191	Dexia SA*	14,188
5	D'ieteren SA	2,721
90	Groupe Bruxelles Lambert SA	7,960
32	KBC Ancora*	718
402	KBC Groep NV*	17,463
28	Mobistar SA	1,851
70	Solvay SA	7,403
115	UCB SA	4,455
204	Umicore	9,589
		172,905
	Bermuda—0.0%
166	Frontline Ltd.	4,710
	Denmark—1.2%
1	A P Moller - Maersk A/S, Class A	8,394
3	A P Moller - Maersk A/S, Class B	26,003
139	Carlsberg A/S, Class B	15,183
57	Danisco A/S	4,909
1,358	Danske Bank A/S*	36,071
262	Novo Nordisk A/S, Class B	27,544
313	Torm A/S*	2,354
24	Tryg AS	1,208
152	Vestas Wind Systems A/S*	4,845
		126,511
	Finland—1.9%
248	Elisa Oyj	5,298
536	Fortum Oyj	15,175
205	Kesko Oyj, Class B	10,149

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
100	Kone Oyj, Class B	$5,351
260	Metso Corp. Oyj	12,312
361	Neste Oil Oyj	5,981
5,129	Nokia Oyj	55,320
290	Outokumpu Oyj	5,204
322	Pohjola Bank PLC	4,070
256	Rautaruukki Oyj	5,077
771	Sampo Oyj, Class A	21,572
78	Sanoma Oyj	1,755
2,053	Stora Enso Oyj, Class R	20,374
1,519	UPM-Kymmene Oyj	25,230
134	Wartsila Oyj	9,387
169	YIT Oyj	4,080
		206,335
	France—16.2%
254	Accor SA	10,402
22	Aeroports de Paris	1,866
749	Air France-KLM*	13,653
210	Air Liquide SA	27,127
4,229	Alcatel-Lucent*	14,824
206	Alstom SA	10,382
144	Arkema SA	9,293
91	Atos Origin SA*	4,202
5,432	AXA SA	98,753
1,388	BNP Paribas	101,379
477	Bouygues SA	20,993
187	Cap Gemini	9,527
1,333	Carrefour SA	71,849
104	Casino Guichard-Perrachon SA	9,757
98	Christian Dior SA	14,159
26	Ciments Francais SA	2,386
414	CNP Assurances	8,252
1,040	Cie de Saint-Gobain	48,511
251	Cie Generale de Geophysique-Veritas*	5,843
233	Cie Generale des Etablissements Michelin, Class B	18,508
2,464	Credit Agricole SA	40,326
418	DANONE SA	26,420
254	Edenred*	5,313
162	Eiffage SA	7,993
298	Electricite de France SA	13,637
11	Eramet	3,808
98	Essilor International SA	6,535
15	Esso SA Francaise	2,012
57	Euler Hermes SA*	5,360
51	Eurazeo	3,870
110	Faurecia*	2,960
50	Fonciere des Regions REIT	5,699
4,556	France Telecom SA	109,329
1,773	GDF Suez	70,676
27	Gecina SA REIT	3,272

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
27	Hermes International	$5,721
15	ICADE REIT	1,647
46	Imerys SA	2,742
61	JC Decaux SA*	1,784
58	Klepierre REIT	2,253
367	Lafarge SA	20,944
319	Lagardere SCA	13,587
154	Legrand SA	5,938
176	L'Oreal SA	20,636
247	LVMH Moet Hennessy Louis Vuitton SA	38,656
109	Metropole Television SA	2,659
1,466	Natixis*	8,980
72	Nexans SA	5,122
60	Nexity	2,659
196	PagesJaunes Groupe	2,152
206	Pernod-Ricard SA	18,241
163	PPR	26,688
1,229	PSA Peugeot Citroen SA*	48,854
114	Publicis Groupe SA	5,671
129	Rallye SA	5,025
790	Renault SA*	43,839
157	Rexel SA*	2,959
16	SA des Ciments Vicat	1,251
205	Safran SA	6,491
1,130	Sanofi-Aventis SA	78,812
280	Schneider Electric SA	39,696
260	SCOR SE	6,385
179	Sequana	2,587
1,526	Societe Generale	91,256
277	Societe Television Francaise 1	4,514
146	Sodexo	9,489
945	STMicroelectronics NV	8,254
357	Suez Environnement Co.	6,969
907	Technicolor*	5,711
100	Technip SA	8,394
122	Thales SA	4,967
4,205	Total SA	228,200
86	Unibail-Rodamco SE REIT*	17,894
247	Valeo SA*	13,258
115	Vallourec SA	11,919
970	Veolia Environnement	28,454
644	Vinci SA	34,354
2,298	Vivendi SA	65,461
63	Wendel	4,876
		1,774,825
	Germany—13.4%
191	Adidas AG	12,443
1,017	Allianz SE	127,274
100	Aurubis AG	5,137
7	Axel Springer AG	1,039
1,403	BASF SE	101,947

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
716	Bayer AG	$53,361
802	Bayerische Motoren Werke (BMW) AG	57,418
59	BayWa AG	2,464
51	Beiersdorf AG	3,318
59	Bilfinger Berger AG	4,291
230	Celesio AG	5,476
2,774	Commerzbank AG*	24,965
3,125	Daimler AG*	206,009
1,499	Deutsche Bank AG	86,297
140	Deutsche Boerse AG	9,838
778	Deutsche Lufthansa AG*	16,626
2,224	Deutsche Post AG	41,421
152	Deutsche Postbank AG*	5,286
8,420	Deutsche Telekom AG	121,828
3,251	E.ON AG	101,668
36	Fraport AG	2,281
136	Fresenius Medical Care AG & Co. KGaA	8,652
35	Fresenius SE	3,085
203	GEA Group AG	5,302
16	Generali Deutschland Holding AG	2,083
92	Hannover Rueckversicherung AG	4,648
308	HeidelbergCement AG	16,090
98	Henkel AG & Co. KGaA	4,861
103	Hochtief AG	8,912
1,327	Infineon Technologies AG*	10,432
98	K+S AG	6,812
63	Kloeckner & Co. SE*	1,392
146	Lanxess AG	10,146
113	Linde AG	16,248
225	MAN SE	24,705
182	Merck KGaA	15,140
401	Metro AG	28,068
403	Muenchener Rueckversicherungs- Gesellschaft AG	62,931
18	Rheinmetall AG	1,295
616	RWE AG	44,093
89	Salzgitter AG	6,382
399	SAP AG	20,780
987	Siemens AG	112,600
82	Suedzucker AG	1,937
944	ThyssenKrupp AG	34,691
1,189	TUI AG*	13,872
88	Volkswagen AG	11,541
17	Wacker Chemie AG	3,503
		1,470,588
	Greece—0.5%
992	Alpha Bank AE*	6,563
106	Coca-Cola Hellenic Bottling Co. SA	2,740
992	EFG Eurobank Ergasias SA*	6,136
259	Hellenic Petroleum SA	2,074
836	Hellenic Telecommunications Organization SA	6,681

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,093	Marfin Investment Group SA*	$1,231
110	Motor Oil (Hellas) Corinth Refineries SA	1,208
1,474	National Bank of Greece SA*	16,123
453	OPAP SA	8,531
742	Piraeus Bank SA*	3,857
275	Public Power Corp. SA	4,606
		59,750
	Ireland—0.5%
10,652	Allied Irish Banks PLC*	4,989
468	Anglo Irish Bank Corp. Ltd.*	0
967	CRH PLC	16,538
22,645	Governor & Co. of the Bank of Ireland (The)*	16,776
2,056	Irish Life & Permanent Group Holdings PLC*	4,344
85	Kerry Group PLC, Class A	3,125
515	Ryanair Holdings PLC	2,956
353	Smurfit Kappa Group PLC*	3,775
		52,503
	Italy—7.2%
2,618	A2A SpA	4,261
146	ACEA SpA*	1,739
2,602	Assicurazioni Generali SpA	56,960
400	Atlantia SpA	9,129
166	Autogrill SpA*	2,210
946	Banca Carige SpA	2,288
8,041	Banca Monte dei Paschi di Siena SpA*	11,299
1,041	Banca Popolare di Milano Scarl	4,858
1,866	Banco Popolare Societa Cooperativa Scarl	10,018
125	Benetton Group SpA	1,014
243	Buzzi Unicem SpA	2,786
915	CIR-Compagnie Industriali Riunite SpA*	2,077
179	Credito Emiliano SpA	1,271
967	Edison SpA	1,190
15,201	Enel SpA	86,677
6,201	Eni SpA	139,538
224	ERG SpA	3,088
120	EXOR SpA	3,081
2,885	Fiat SpA	48,760
868	Finmeccanica SpA	12,101
420	Fondiaria-Sai SpA	4,982
198	Fondiaria-Sai SpA RSP	1,475
881	Hera SpA	1,861
20,769	Intesa Sanpaolo SpA	72,961
280	Italcementi SpA	2,355
394	Italcementi SpA RSP	1,900
39	Italmobiliare SpA	1,377
97	Italmobiliare SpA RSP	2,486
60	Lottomatica SpA	999

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
100	Luxottica Group SpA	$2,951
1,465	Mediaset SpA	10,792
832	Mediobanca SpA*	8,609
238	Mediolanum SpA	1,117
852	Milano Assicurazioni SpA	1,839
1,908	Parmalat SpA	5,240
754	Pirelli & C. SpA	6,429
754	Prelios SpA*	442
2,183	Premafin Finanziaria SpA*	3,262
188	Saipem SpA	8,343
1,020	Saras SpA*	2,253
1,202	Snam Rete Gas SpA	6,503
50,890	Telecom Italia SpA	77,947
22,595	Telecom Italia SpA RSP	27,636
1,311	Terna-Rete Elettrica Nationale SpA	6,040
1,272	UBI Banca-Unione di Banche Italiane ScpA	13,410
41,936	UniCredit SpA	109,171
6,826	Unipol Gruppo Finanziario SpA	5,356
		792,081
	Luxembourg—0.6%
1,692	ArcelorMittal	54,313
16	RTL Group	1,442
260	SES SA FDR	6,655
343	Tenaris SA	7,103
		69,513
	Netherlands—5.8%
6,401	Aegon NV*	40,516
380	Akzo Nobel NV	22,531
139	ASML Holding NV	4,581
113	Corio NV REIT	8,289
647	European Aeronautic Defence and Space Co. NV*	16,983
163	Heineken Holding NV	7,010
194	Heineken NV	9,820
27,590	ING Groep NV CVA*	294,124
1,813	Koninklijke Ahold NV	25,022
866	Koninklijke BAM Groep NV	5,832
292	Koninklijke DSM NV	15,593
2,411	Koninklijke KPN NV	40,213
1,215	Koninklijke Philips Electronics NV	36,696
57	Nutreco NV	4,142
140	Randstad Holding NV*	6,655
313	Reed Elsevier NV	4,073
193	SBM Offshore NV	3,932
561	SNS REAAL NV*	2,589
504	TNT NV	13,380
2,367	Unilever NV CVA	70,091
328	Wolters Kluwer NV	7,451
		639,523

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Norway—1.4%
92	Aker ASA, Class A	$1,875
285	Aker Solutions ASA	4,317
1,395	DnB NOR ASA	19,045
4,674	Norsk Hydro ASA	28,461
1,463	Orkla ASA	14,086
2,399	Statoil ASA	52,102
705	Storebrand ASA*	5,101
1,162	Telenor ASA	18,636
182	Yara International ASA	9,518
		153,141
	Portugal—0.6%
569	Banco BPI SA	1,260
7,825	Banco Comercial Portugues SA, Class R	7,113
488	Banco Espirito Santo SA	2,421
424	Brisa Auto-Estradas de Portugal SA	3,207
216	CIMPOR-Cimentos de Portugal SGPS SA	1,498
4,104	EDP-Energias de Portugal SA	15,681
197	Galp Energia SGPS SA, Class B	3,795
199	Jeronimo Martins SGPS SA	2,982
1,668	Portugal Telecom SGPS SA	24,041
2,459	Sonae	2,905
		64,903
	Spain—6.5%
293	Abertis Infraestructuras SA	5,779
42	Acciona SA	3,689
348	Acerinox SA	5,698
295	ACS Actividades de Construccion y Servicios SA	15,462
7,338	Banco Bilbao Vizcaya Argentaria SA	96,381
2,390	Banco de Sabadell SA	11,610
121	Banco Espanol de Credito SA	1,212
2,494	Banco Popular Espanol SA	16,108
14,788	Banco Santander SA	189,733
438	Bankinter SA	2,915
522	Caja de Ahorros del Mediterraneo	5,325
45	Cementos Portland Valderrivas SA	922
967	Criteria Caixacorp SA	5,453
194	EDP Renovaveis SA*	1,124
134	Enagas	2,949
223	Endesa SA	6,171
146	Fomento de Construcciones y Contratas SA	3,933
296	Gamesa Corp. Tecnologica SA*	2,057
603	Gas Natural SDG SA	8,817
162	Gestevision Telecinco SA	2,064
586	Iberdrola Renovables SA	1,978
6,264	Iberdrola SA	52,760
3,710	Iberia Lineas Aereas de Espana SA*	16,259
122	Industria de Diseno Textil SA	10,176
1,296	Mapfre SA	4,294

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
306	Promotora de Informaciones SA*	$789
34	Red Electrica Corporacion SA	1,706
3,015	Repsol YPF SA	83,497
307	Sacyr Vallehermoso SA*	2,012
5,428	Telefonica SA	146,361
76	Zardoya Otis SA	1,264
		708,498
	Sweden—4.1%
219	Alfa Laval AB	3,782
313	Assa Abloy AB, Class B	7,992
464	Atlas Copco AB, Class A	9,661
316	Atlas Copco AB, Class B	6,005
397	Boliden AB	6,715
427	Electrolux AB, Series B	10,317
373	Hennes & Mauritz AB, Class B	13,096
172	Holmen AB, Class B	5,441
393	Industrivarden AB, Class A	5,949
172	Industrivarden AB, Class C	2,536
982	Investor AB, Class B	20,080
41	Lundbergforetagen AB, Class B	2,623
361	NCC AB, Class B	7,673
4,820	Nordea Bank AB	52,875
121	Ratos AB, Class B	4,299
1,272	Sandvik AB	19,105
852	SAS AB*	3,228
824	Scania AB, Class B	17,452
527	Securitas AB, Class B	5,742
2,994	Skandinaviska Enskilda Banken AB, Class A	23,109
779	Skanska AB, Class B	14,849
522	SKF AB, Class B	13,430
309	SSAB AB, Class A	4,316
146	SSAB AB, Class B	1,801
1,190	Svenska Cellulosa AB, Class B	18,388
706	Svenska Handelsbanken AB, Class A	22,997
1,208	Swedbank AB, Class A*	16,801
494	Tele2 AB, Class B	10,831
3,408	Telefonaktiebolaget LM Ericsson, Class B	37,309
2,934	TeliaSonera AB	24,396
1,202	Volvo AB, Class A*	15,839
2,574	Volvo AB, Class B*	34,725
		443,362
	Switzerland—6.5%
1,013	ABB Ltd.*	20,991
208	Adecco SA	11,632
80	Baloise Holding AG	7,398
15	BKW FMB Energie AG	1,023
486	Clariant AG*	8,223
280	Compagnie Financiere Richemont SA	13,973
1,367	Credit Suisse Group AG	56,501
552	GAM Holding Ltd.*	8,728

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21	Geberit AG	$4,025
5	Givaudan SA	5,155
10	Helvetia Holding AG	3,526
289	Holcim Ltd.	18,028
146	Julius Baer Group Ltd.	6,166
36	Kuehne & Nagel International AG	4,455
2,137	Nestle SA	117,117
1,733	Novartis AG	100,526
60	Pargesa Holding SA	4,761
279	Petroplus Holdings AG*	3,299
523	Roche Holding AG	76,841
16	Schindler Holding AG	1,741
11	Schindler Holding AG Participant Certificates	1,180
4	SGS SA	6,406
15	Swatch Group AG-Bearer	5,736
46	Swatch Group AG-Registered	3,199
134	Swiss Life Holding AG*	16,418
748	Swiss Reinsurance Co. Ltd.	35,974
26	Swisscom AG	10,868
51	Syngenta AG	14,115
21	Synthes, Inc.	2,507
4,533	UBS AG*	76,787
248	Zurich Financial Services AG	60,745
		708,044
	United Kingdom—30.4%
1,078	3i Group PLC	5,164
310	AMEC PLC	5,383
610	Amlin PLC	3,965
1,431	Anglo American PLC	66,532
305	Antofagasta PLC	6,447
483	Associated British Foods PLC	8,085
1,696	AstraZeneca PLC	84,858
10,459	Aviva PLC	66,570
4,480	BAE Systems PLC	24,690
1,202	Balfour Beatty PLC	5,318
22,486	Barclays PLC	98,720
3,568	Barratt Developments PLC*	4,455
2,005	BG Group PLC	38,964
3,477	BHP Billiton PLC	123,049
34,603	BP PLC	235,567
1,611	British Airways PLC*	6,972
1,598	British American Tobacco PLC	60,806
1,078	British Land Co. PLC REIT	8,781
1,015	British Sky Broadcasting Group PLC	11,465
28,195	BT Group PLC	69,285
425	Bunzl PLC	5,021
3,945	Cable & Wireless Communications PLC	3,371
3,945	Cable & Wireless Worldwide PLC	4,428
319	Capita Group PLC (The)	3,909
665	Capital & Counties Properties PLC	1,587
665	Capital Shopping Centres Group PLC REIT	4,087

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
893	Carnival PLC	$38,406
6,690	Centrica PLC	35,532
2,008	Compass Group PLC	16,421
2,378	Diageo PLC	43,798
1,140	Drax Group PLC	6,939
18,092	DSG International PLC*	7,761
375	easyJet PLC*	2,734
2,822	Enterprise Inns PLC*	5,148
182	Eurasian Natural Resources Corp. PLC	2,533
561	Experian PLC	6,507
1,085	FirstGroup PLC	7,076
1,439	G4S PLC	6,021
3,345	GKN PLC	9,482
6,310	GlaxoSmithKline PLC	123,180
806	Hammerson PLC REIT	5,401
2,223	Hays PLC	3,927
2,344	Home Retail Group PLC	8,207
20,905	HSBC Holdings PLC	216,948
848	ICAP PLC	6,185
836	Imperial Tobacco Group PLC	26,719
1,428	Inchcape PLC*	7,961
375	InterContinental Hotels Group PLC	7,237
3,123	International Power PLC	20,836
1,064	Investec PLC	8,475
5,965	ITV PLC*	6,509
3,865	J Sainsbury PLC	24,056
288	Johnson Matthey PLC	8,813
203	Kazakhmys PLC	4,271
2,543	Kesa Electricals PLC	6,444
4,747	Kingfisher PLC	18,048
2,177	Ladbrokes PLC	4,587
1,278	Land Securities Group PLC REIT	13,833
14,580	Legal & General Group PLC	23,404
54,306	Lloyds Banking Group PLC*	59,857
3,186	Logica PLC	6,596
234	London Stock Exchange Group PLC	2,746
156	Lonmin PLC*	4,362
2,981	Man Group PLC	12,430
3,220	Marks & Spencer Group PLC	22,003
1,529	Mitchells & Butlers PLC*	7,884
1,090	Mondi PLC	9,062
1,207	National Express Group PLC*	4,805
4,219	National Grid PLC	39,798
204	Next PLC	7,453
12,948	Old Mutual PLC	26,891
991	Pearson PLC	15,123
436	Pennon Group PLC	4,343
1,073	Persimmon PLC*	5,850
3,498	Prudential PLC	35,261
4,233	Punch Taverns PLC*	4,852
369	Reckitt Benckiser Group PLC	20,595

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
718	Reed Elsevier PLC	$6,141
2,870	Rentokil Initial PLC*	4,547
1,884	Rexam PLC	9,570
1,475	Rio Tinto PLC	95,178
98,496	Rolls-Royce Group PLC, Class C*	158
1,318	Rolls-Royce Group PLC*	13,644
84,063	Royal Bank of Scotland Group PLC*	59,956
7,401	Royal Dutch Shell PLC, Class A	239,731
5,656	Royal Dutch Shell PLC, Class B	180,721
6,641	RSA Insurance Group PLC	13,909
753	SABMiller PLC	24,361
1,202	Sage Group PLC (The)	5,177
133	Schroders PLC	3,358
64	Schroders PLC NVTG	1,293
1,415	Scottish & Southern Energy PLC	26,084
903	Segro PLC REIT	4,279
415	Severn Trent PLC	9,256
474	Smith & Nephew PLC	4,161
434	Smiths Group PLC	8,271
1,580	Standard Chartered PLC	45,609
3,825	Standard Life PLC	13,882
629	TalkTalk Telecom Group PLC*	1,326
937	Tate & Lyle PLC	7,520
11,886	Taylor Wimpey PLC*	4,238
9,971	Tesco PLC	68,047
1,892	Thomas Cook Group PLC	5,472
408	Travis Perkins PLC	5,404
1,213	TUI Travel PLC	4,094
2,399	Unilever PLC	69,001
897	United Business Media Ltd.	9,437
1,602	United Utilities Group PLC	15,649
111	Vedanta Resources PLC	3,682
102,926	Vodafone Group PLC	279,502
272	Whitbread PLC	7,367
1,321	William Hill PLC	3,394
3,415	William Morrison Supermarkets PLC	16,041
724	Wolseley PLC*	19,250
2,004	WPP PLC	23,261
2,062	Xstrata PLC	39,874
10,741	Yell Group PLC*	2,420
		3,335,054
	Total Common Stocks and Other Equity Interests (Cost $11,907,916)	10,857,678

Number of Shares		Value
	Preferred Stocks—0.8%
	Germany—0.7%
91	Fresenius SE	$8,146
137	Henkel AG & Co. KGaA	8,070
236	ProSiebenSat.1 Media AG	6,229
395	Volkswagen AG	59,293
		81,738
	Italy—0.1%
80	EXOR SpA	1,577
6,671	Unipol Gruppo Finanziario SpA	3,922
		5,499
	Total Preferred Stocks (Cost $60,837)	87,237
	Total Investments (Cost $11,968,753)—99.9%	10,944,915
	Other assets less liabilities—0.1%	14,626
	Net Assets—100.0%	$10,959,541

Investment Abbreviations:

CVA—Dutch Certificate

FDR—Fiduciary Depository Receipt

NVTG—Non Voting

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—23.7%
1,200	Aisin Seiki Co. Ltd.	$37,646
2,400	Bridgestone Corp.	42,994
1,700	Canon Marketing Japan, Inc.	21,168
2,000	Casio Computer Co. Ltd.	14,053
1,300	Chofu Seisakusho Co. Ltd.	26,258
4,800	Daiei, Inc. (The)*	17,341
2,000	Denso Corp.	62,197
500	Dentsu, Inc.	11,782
600	Fast Retailing Co. Ltd.	78,436
8,000	Fuji Heavy Industries Ltd.	55,320
5,200	Honda Motor Co. Ltd.	189,602
10,000	Isuzu Motors Ltd.	38,485
12,000	Mazda Motor Corp.	30,540
20,000	Mitsubishi Motors Corp.*	23,836
250	Nippon Television Network Corp.	32,992
18,700	Nissan Motor Co. Ltd.	164,829
12,100	Panasonic Corp.	177,707
2,000	Sekisui House Ltd.	18,796
6,000	Sharp Corp.	59,218
4,814	Sony Corp.	160,765
2,600	Suzuki Motor Corp.	63,362
500	Toyota Industries Corp.	14,091
11,400	Toyota Motor Corp.	404,626
380	Yamada Denki Co. Ltd.	24,673
1,500	Yamaha Motor Co. Ltd.*	23,017
		1,793,734
	Consumer Staples—4.4%
5,400	Aeon Co. Ltd.	63,553
3,000	Ajinomoto Co., Inc.	28,603
20	Japan Tobacco, Inc.	62,148
2,000	Kao Corp.	50,726
3,000	Kirin Holdings Co. Ltd.	41,117
2,500	Seven & I Holdings Co. Ltd.	58,132
3,500	UNY Co. Ltd.	29,156
		333,435
	Energy—0.9%
18,000	Cosmo Oil Co. Ltd.	48,492
2,000	TonenGeneral Sekiyu K.K.	17,802
		66,294
	Financials—13.0%
4,600	Aiful Corp.*	2,627
6,000	Bank of Yokohama Ltd. (The)	29,497
7,000	Chuo Mitsui Trust Holdings, Inc.	25,289
900	Credit Saison Co. Ltd.	12,805
4,000	Daiwa House Industry Co. Ltd.	43,153
9,000	Daiwa Securities Group, Inc.	36,648
2,000	Fukuoka Financial Group, Inc.	7,772
600	Hitachi Capital Corp.	7,985
2,000	Mitsubishi Estate Co. Ltd.	35,009

Number of Shares		Value
	Common Stocks (Continued)
44,385	Mitsubishi UFJ Financial Group, Inc.	$206,634
3,000	Mitsui Fudosan Co. Ltd.	56,648
46,534	Mizuho Financial Group, Inc.	67,591
1,000	MS&AD Insurance Group Holdings, Inc.	23,998
9,800	Nomura Holdings, Inc.	50,855
490	ORIX Corp.	44,651
2,450	Promise Co. Ltd.	10,250
2,100	Resona Holdings, Inc.	16,738
13,000	Shinsei Bank Ltd.*	10,329
5,100	Sumitomo Mitsui Financial Group, Inc.	152,715
1,000	Sumitomo Realty & Development Co. Ltd.	21,775
5,000	Sumitomo Trust & Banking Co. Ltd. (The)	27,374
1,650	T&D Holdings, Inc.	33,778
2,000	Tokio Marine Holdings, Inc.	56,313
1,000	Tokyu Land Corp.	4,556
		984,990
	Health Care—3.0%
500	Alfresa Holdings Corp.	21,012
500	Astellas Pharma, Inc.	18,584
500	Chugai Pharmaceutical Co. Ltd.	8,746
1,700	Daiichi Sankyo Co. Ltd.	35,984
500	Eisai Co. Ltd.	17,182
1,000	Medipal Holdings Corp.	11,670
500	Ono Pharmaceutical Co. Ltd.	21,229
500	Suzuken Co. Ltd.	15,711
1,700	Takeda Pharmaceutical Co. Ltd.	79,565
		229,683
	Industrials—20.0%
5,000	Asahi Glass Co. Ltd.	47,983
5	Central Japan Railway Co.	37,803
1,400	East Japan Railway Co.	86,468
500	FANUC Ltd.	72,315
6,000	Fuji Electric Holdings Co. Ltd.	14,302
5,000	Hankyu Hanshin Holdings, Inc.	23,960
3,000	Hanwa Co. Ltd.	11,844
7,000	IHI Corp.	13,296
5,700	ITOCHU Corp.	49,959
1,500	JS Group Corp.	29,497
3,500	JTEKT Corp.	35,109
9,000	Kajima Corp.	21,117
5,000	Kawasaki Heavy Industries Ltd.	13,780
5,000	Kawasaki Kisen Kaisha Ltd.	19,491
11,000	Kintetsu Corp.	34,823
3,000	Komatsu Ltd.	73,445
3,000	Kubota Corp.	26,667
7,000	Marubeni Corp.	43,973
4,700	Mitsubishi Corp.	112,905
7,000	Mitsubishi Electric Corp.	65,611
14,000	Mitsubishi Heavy Industries Ltd.	50,925
5,800	Mitsui & Co. Ltd.	91,086
6,000	Mitsui OSK Lines Ltd.	38,436

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Japan Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks (Continued)
20,000	Nagoya Railroad Co. Ltd.	$54,873
10,000	Nippon Express Co. Ltd.	39,727
4,000	Nippon Sheet Glass Co. Ltd.	8,790
10,000	Nippon Yusen Kabushiki Kaisha	42,086
2,000	NSK Ltd.	15,146
4,000	Obayashi Corp.	16,288
3,000	Shimizu Corp.	11,583
35,325	Sojitz Corp.	64,905
4,800	Sumitomo Corp.	60,782
4,500	Sumitomo Electric Industries Ltd.	57,374
7,000	Taisei Corp.	14,947
5,000	Tokyu Corp.	22,346
6,000	Toppan Printing Co. Ltd.	48,268
2,600	Toyota Tsusho Corp.	40,315
		1,512,225
	Information Technology—13.6%
2,000	Alps Electric Co. Ltd.	17,902
4,200	Canon, Inc.	193,966
400	Elpida Memory, Inc.*	4,097
1,900	FUJIFILM Holdings Corp.	63,333
11,000	Fujitsu Ltd.	75,109
36,000	Hitachi Ltd.	162,681
1,000	HOYA Corp.	23,364
2,000	Konica Minolta Holdings, Inc.	19,367
700	Kyocera Corp.	69,783
500	Murata Manufacturing Co. Ltd.	28,088
27,000	NEC Corp.	75,084
500	Nintendo Co. Ltd.	129,423
1,400	OMRON Corp.	32,467
2,000	Ricoh Co. Ltd.	27,958
1,700	Seiko Epson Corp.	27,078
500	Sumco Corp.*	7,740
14,000	Toshiba Corp.	70,043
		1,027,483
	Materials—8.6%
8,000	Asahi Kasei Corp.	46,977
2,000	Hitachi Metals Ltd.	22,769
2,100	JFE Holdings, Inc.	65,490
1,300	JSR Corp.	22,482
19,000	Kobe Steel Ltd.	41,750
9,500	Mitsubishi Chemical Holdings Corp.	48,945
8,000	Mitsubishi Materials Corp.*	25,028
8,000	Mitsui Chemicals, Inc.	23,439
1,000	Nippon Paper Group, Inc.	25,400
22,000	Nippon Steel Corp.	69,100
10,000	Nisshin Steel Co. Ltd.	18,001
9,000	OJI Paper Co. Ltd.	41,564
500	Shin-Etsu Chemical Co. Ltd.	25,295
10,000	Sumitomo Chemical Co. Ltd.	43,575
13,000	Sumitomo Metal Industries Ltd.	30,180
1,000	Sumitomo Metal Mining Co. Ltd.	15,866

Number of Shares		Value
	Common Stocks (Continued)
9,000	Taiheiyo Cement Corp.*	$9,721
9,000	Teijin Ltd.	33,296
3,000	Toray Industries, Inc.	17,356
1,400	Toyo Seikan Kaisha Ltd.	23,863
		650,097
	Telecommunication Services—5.4%
19	KDDI Corp.	102,253
3,500	Nippon Telegraph & Telephone Corp.	158,815
74	NTT DoCoMo, Inc.	124,482
600	SoftBank Corp.	19,292
		404,842
	Utilities—7.2%
2,700	Chubu Electric Power Co., Inc.	68,246
4,300	Chugoku Electric Power Co., Inc. (The)	86,694
500	Electric Power Development Co. Ltd.	14,805
500	Hokuriku Electric Power Co.	12,123
2,900	Kansai Electric Power Co., Inc. (The)	73,373
2,200	Kyushu Electric Power Co., Inc.	52,084
15,000	Osaka Gas Co. Ltd.	56,611
5,000	Toho Gas Co. Ltd.	26,381
1,600	Tohoku Electric Power Co., Inc.	35,893
3,900	Tokyo Electric Power Co., Inc. (The)	93,203
5,000	Tokyo Gas Co. Ltd.	23,526
		542,939
	Total Investments (Cost $7,527,081)—99.8%	7,545,722
	Other assets less liabilities—0.2%	13,307
	Net Assets—100.0%	$7,559,029

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Agriculture Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Australia—2.5%
35,079	GrainCorp Ltd.	$258,915
282,699	Incitec Pivot Ltd.	1,030,818
46,284	Nufarm Ltd.*	206,422
		1,496,155
	Brazil—1.9%
72,000	Cosan SA Industria e Comercio	1,146,212
	Canada—12.0%
27,839	Agrium, Inc.	2,468,194
28,110	Potash Corp. of Saskatchewan, Inc.	4,074,514
65,727	Viterra, Inc.*	631,046
		7,173,754
	Chile—4.0%
45,653	Sociedad Quimica y Minera de Chile SA, Class B	2,359,757
	China—1.1%
816,000	China Bluechemical Ltd., H-Shares	645,238
	Denmark—1.2%
8,436	Danisco A/S	726,489
	Germany—5.3%
33,854	K+S AG	2,353,155
33,492	Suedzucker AG	791,359
		3,144,514
	Hong Kong—3.6%
564,960	Chaoda Modern Agriculture (Holdings) Ltd.	460,579
715,000	China Agri-Industries Holdings Ltd.	1,040,362
1,242,000	Sinofert Holdings Ltd.*	656,863
		2,157,804
	Indonesia—1.3%
278,500	Astra Agro Lestari Tbk PT	775,905
	Israel—7.3%
162,369	Israel Chemicals Ltd.	2,486,632
1,362	Israel Corp. Ltd. (The)*	1,463,104
81,232	Makhteshim-Agan Industries Ltd.*	408,789
		4,358,525
	Malaysia—8.5%
136,200	Genting Plantations Bhd	376,011
1,181,200	IOI Corp. Bhd	2,209,412
188,900	Kuala Lumpur Kepong Bhd	1,202,063
209,800	PPB Group Bhd	1,294,604
		5,082,090
	Netherlands—0.8%
6,212	Nutreco NV	451,389

Number of Shares		Value
	Common Stocks (Continued)
	Norway—4.4%
49,884	Yara International ASA	$2,608,934
	Singapore—9.2%
2,146,760	Golden Agri-Resources Ltd.	1,078,149
892,000	Wilmar International Ltd.	4,410,894
		5,489,043
	South Africa—0.2%
7,453	Astral Foods Ltd.	119,663
	Switzerland—7.2%
15,556	Syngenta AG	4,305,382
	Taiwan—1.0%
173,000	Taiwan Fertilizer Co. Ltd.	590,386
	United States—28.5%
65,982	Archer-Daniels-Midland Co.	2,198,520
25,508	Bunge Ltd.	1,532,266
12,573	CF Industries Holdings, Inc.	1,540,570
13,312	Corn Products International, Inc.	566,426
14,585	Darling International, Inc.*	145,996
10,963	Fresh Del Monte Produce, Inc.*	242,611
13,283	Intrepid Potash, Inc.*	456,005
75,864	Monsanto Co.	4,507,839
70,689	Mosaic Co. (The)	5,171,607
11,843	Scotts Miracle-Gro Co. (The), Class A	632,416
		16,994,256
	Total Common Stocks (Cost $51,014,807)	59,625,496
	Money Market Fund—0.0%
2,397	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,397)	2,397
	Total Investments (Cost $51,017,204)—100.0%	59,627,893
	Other assets less liabilities—0.0%	7,724
	Net Assets—100.0%	$59,635,617

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Biotech Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—99.8%
	Australia—7.8%
9,297	CSL Ltd.	$299,177
	Austria—0.9%
1,401	Intercell AG*	34,243
	Cayman Islands—1.5%
144,000	Sino Biopharmaceutical Ltd.	56,654
	Netherlands—2.0%
2,349	Crucell NV*	75,908
	Spain—3.3%
6,143	Grifols SA	99,342
6,407	Zeltia SA*	28,674
		128,016
	Sweden—1.0%
6,110	Swedish Orphan Biovitrum AB*	36,543
	Switzerland—4.1%
3,140	Actelion Ltd.*	156,793
	United States—79.2%
1,116	Acorda Therapeutics, Inc.*	30,177
2,397	Alexion Pharmaceuticals, Inc.*	163,715
2,742	Alkermes, Inc.*	31,725
607	AMAG Pharmaceuticals, Inc.*	9,657
5,346	Amgen, Inc.*	305,738
4,141	Amylin Pharmaceuticals, Inc.*	53,957
3,236	Arena Pharmaceuticals, Inc.*	5,339
2,476	Biogen Idec, Inc.*	155,270
2,942	BioMarin Pharmaceutical, Inc.*	76,963
2,364	Celera Corp.*	13,475
5,364	Celgene Corp.*	332,943
2,168	Cephalon, Inc.*	144,042
1,713	Cepheid, Inc.*	36,042
1,701	Cubist Pharmaceuticals, Inc.*	39,599
3,601	Dendreon Corp.*	131,436
1,746	Enzon Pharmaceuticals, Inc.*	19,643
4,016	Genzyme Corp.*	289,674
8,347	Gilead Sciences, Inc.*	331,125
2,650	Halozyme Therapeutics, Inc.*	19,424
4,725	Human Genome Sciences, Inc.*	127,008
3,493	Incyte Corp.*	58,193
2,857	Isis Pharmaceuticals, Inc.*	26,113
965	Martek Biosciences Corp.*	21,182
1,305	Momenta Pharmaceuticals, Inc.*	21,807
2,819	Myriad Genetics, Inc.*	56,183
1,806	Onyx Pharmaceuticals, Inc.*	48,455
3,452	PDL BioPharma, Inc.	18,054
980	Pharmasset, Inc.*	36,750
2,526	Regeneron Pharmaceuticals, Inc.*	65,878
1,949	Savient Pharmaceuticals, Inc.*	24,187

Number of Shares		Value
	Common Stocks (Continued)
2,907	Seattle Genetics, Inc.*	$47,646
2,110	Theravance, Inc.*	43,002
1,628	United Therapeutics Corp.*	97,680
3,926	Vertex Pharmaceuticals, Inc.*	150,484
		3,032,566
	Total Common Stocks (Cost $3,521,829)	3,819,900
	Money Market Fund—0.3%
10,202	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $10,202)	10,202
	Total Investments (Cost $3,532,031)—100.1%	3,830,102
	Liabilities in excess of other assets—(0.1%)	(2,409)
	Net Assets—100.0%	$3,827,693

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—0.6%
1,266,783	Infigen Energy	$912,650
	Austria—1.7%
68,819	Verbund AG	2,746,635
	Belgium—0.5%
1,032,767	Hansen Transmissions International NV*	737,916
	Bermuda—1.8%
27,990,000	China WindPower Group Ltd.*	2,852,328
	Brazil—3.0%
1,372,400	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA*	873,599
194,100	Cosan SA Industria e Comercio	3,089,996
75,000	Sao Martinho SA	901,335
		4,864,930
	Cayman Islands—3.6%
7,513,000	GCL Poly Energy Holdings Ltd.*	2,384,064
1,056,000	Neo-Neon Holdings Ltd.	642,947
82,596	Trina Solar Ltd. ADR*	2,210,269
922,000	Wasion Group Holdings Ltd.	670,779
		5,908,059
	China—8.9%
323,200	BYD Co. Ltd., H-Shares	1,969,893
1,380,000	China High Speed Transmission Equipment Group Co. Ltd.	2,819,705
3,013,000	China Longyuan Power Group Corp., H-Shares*	3,136,477
275,120	JA Solar Holdings Co. Ltd. ADR*	2,297,252
240,658	Suntech Power Holdings Co. Ltd. ADR*	2,043,186
188,324	Yingli Green Energy Holding Co. Ltd. ADR*	2,195,858
		14,462,371
	Denmark—5.0%
21,796	Novozymes A/S, Class B	2,900,852
22,676	Rockwool International A/S, Class B	2,550,905
81,715	Vestas Wind Systems A/S*	2,604,644
		8,056,401
	Finland—1.9%
107,625	Fortum Oyj	3,047,108
	France—4.1%
79,782	EDF Energies Nouvelles SA	3,458,629
59,891	Saft Groupe SA	2,285,007
28,319	Sechilienne-Sidec	821,259
		6,564,895
	Germany—7.6%
53,518	Centrotherm Photovoltaics AG*	2,201,787
93,412	Nordex SE*	899,615

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,229	Phoenix Solar AG	$670,505
425,072	Q-Cells SE*	1,819,688
26,575	Roth & Rau AG*	624,598
21,698	SMA Solar Technology AG	2,557,403
24,481	Solar Millennium AG*	685,457
193,227	Solarworld AG	2,798,461
		12,257,514
	Ireland—1.6%
307,462	Kingspan Group PLC	2,567,041
	Japan—4.4%
327,000	GS Yuasa Corp.	2,180,000
671,000	Meidensha Corp.	2,390,776
33,800	NPC, Inc.	780,484
371,000	Takuma Co. Ltd.*	907,349
52,400	Tanaka Chemical Corp.	932,857
		7,191,466
	New Zealand—1.6%
576,364	Contact Energy Ltd.*	2,578,699
	Norway—1.5%
685,339	Renewable Energy Corp. ASA*	2,370,541
	Philippines—1.5%
17,575,650	Energy Development Corp.	2,451,276
	South Korea—0.5%
17,305	Taewoong Co. Ltd.	864,289
	Spain—9.6%
105,551	Abengoa SA	2,919,437
36,865	Acciona SA	3,238,284
557,565	EDP Renovaveis SA*	3,230,808
444,310	Gamesa Corp. Tecnologica SA*	3,087,733
930,251	Iberdrola Renovables SA	3,140,591
		15,616,853
	Switzerland—2.0%
1,585	Gurit Holding AG	866,231
74,185	Meyer Burger Technology AG*	2,360,946
		3,227,177
	Taiwan—1.9%
775,000	Epistar Corp.	2,477,752
270,825	Neo Solar Power Corp.*	661,552
		3,139,304
	United Kingdom—0.7%
401,516	eaga PLC	398,005
794,348	PV Crystalox Solar PLC	673,102
		1,071,107

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—36.0%
42,448	A.O. Smith Corp.	$2,378,361
246,181	A123 Systems, Inc.*	2,392,879
189,729	Advanced Battery Technologies, Inc.*	749,430
101,369	American Superconductor Corp.*	3,411,067
60,826	Baldor Electric Co.	2,555,909
564,864	Broadwind Energy, Inc.*	1,073,242
1,402,275	Capstone Turbine Corp.*	1,051,706
182,143	Covanta Holding Corp.	2,874,217
46,546	Cree, Inc.*	2,387,344
81,121	Echelon Corp.*	638,422
183,387	Ener1, Inc.*	663,861
99,467	Energy Conversion Devices, Inc.*	448,596
75,473	EnerNOC, Inc.*	2,269,473
15,543	First Solar, Inc.*	2,139,960
24,748	Fuel Systems Solutions, Inc.*	1,014,173
825,650	FuelCell Energy, Inc.*	941,241
285,425	GT Solar International, Inc.*	2,349,048
116,687	International Rectifier Corp.*	2,710,639
41,322	Itron, Inc.*	2,511,138
81,813	Johnson Controls, Inc.	2,873,273
46,201	Maxwell Technologies, Inc.*	749,380
193,914	MEMC Electronic Materials, Inc.*	2,485,977
82,246	Ormat Technologies, Inc.	2,344,833
78,510	Polypore International, Inc.*	2,612,028
74,941	Power Integrations, Inc.	2,559,985
272,529	Power-One, Inc.*	2,837,027
31,937	Rubicon Technology, Inc.*	738,383
164,006	SunPower Corp., Class A*	2,237,042
121,621	Tesla Motors, Inc.*	2,656,203
29,114	Universal Display Corp.*	729,015
88,684	Zoltek Cos., Inc.*	851,366
		58,235,218
	Total Investments (Cost $171,114,983)—100.0%	161,723,778
	Other assets less liabilities—0.0%	62,027
	Net Assets—100.0%	$161,785,805

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Coal Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Australia—20.3%
47,785	Aquila Resources Ltd.*	$404,219
12,232	Coal & Allied Industries Ltd.	1,342,858
983	Energy Resources of Australia Ltd.	12,536
36,011	Extract Resources Ltd.*	270,030
123,101	New Hope Corp. Ltd.	592,458
105,107	Paladin Energy Ltd.*	422,406
34,993	Riversdale Mining Ltd.*	367,698
73,181	Whitehaven Coal Ltd.	499,255
		3,911,460
	Bermuda—1.1%
560,000	Mongolia Energy Co. Ltd.*	214,543
	Canada—10.8%
55,523	Cameco Corp.	1,721,453
87,122	Uranium One, Inc.*	357,015
		2,078,468
	China—20.8%
482,000	China Coal Energy Co. Ltd., H-Shares	833,146
383,000	China Shenhua Energy Co. Ltd., H-Shares	1,704,462
90,300	Inner Mongolia Yitai Coal Co., Class B	636,796
290,000	Yanzhou Coal Mining Co. Ltd., H-Shares	834,204
		4,008,608
	Indonesia—16.1%
3,364,500	Adaro Energy Tbk PT	790,540
2,877,000	Bumi Resources Tbk PT	716,232
167,500	Indo Tambangraya Megah PT	847,105
341,500	Tambang Batubara Bukit Asam Tbk PT	750,822
		3,104,699
	Singapore—1.6%
168,000	Straits Asia Resources Ltd.	297,253
	Thailand—4.8%
36,050	Banpu PCL	930,711
	United States—24.7%
5,444	Alliance Resource Partners LP	320,325
17,940	Alpha Natural Resources, Inc.*	810,350
24,092	Arch Coal, Inc.	592,422
7,964	CONSOL Energy, Inc.	292,757
30,212	International Coal Group, Inc.*	169,791
15,139	Massey Energy Co.	636,898
13,489	Patriot Coal Corp.*	181,967

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
31,297	Peabody Energy Corp.	$1,655,611
16,923	USEC, Inc.*	90,876
		4,750,997
	Total Investments (Cost $15,246,328)—100.2%	19,296,739
	Liabilities in excess of other assets—(0.2%)	(32,749)
	Net Assets—100.0%	$19,263,990

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—8.3%
41,069	Avoca Resources Ltd.*	$126,806
14,511	Kingsgate Consolidated Ltd.	142,663
109,643	Newcrest Mining Ltd.	4,294,584
60,688	Perseus Mining Ltd.*	177,864
280,372	St Barbara Ltd.*	114,051
		4,855,968
	Bermuda—0.7%
66,731	Aquarius Platinum Ltd.	384,402
	Canada—45.8%
24,199	Agnico-Eagle Mines Ltd.	1,881,035
16,671	Alamos Gold, Inc.	258,682
19,999	Anatolia Minerals Development Ltd.*	148,184
23,047	Aurizon Mines Ltd.*	154,462
94,520	Barrick Gold Corp.	4,562,522
34,006	Centerra Gold, Inc.	680,053
12,083	Colossus Minerals, Inc.*	98,554
11,932	Detour Gold Corp.*	349,307
98,434	Eastern Platinum Ltd.*	179,921
79,124	Eldorado Gold Corp.	1,342,838
26,249	European Goldfields Ltd.*	355,455
16,501	Franco-Nevada Corp.	570,465
17,395	Fronteer Gold, Inc.*	138,634
49,373	Gabriel Resources Ltd.*	306,155
19,939	Gammon Gold, Inc.*	136,571
102,184	Goldcorp, Inc.	4,572,975
37,221	Golden Star Resources Ltd.*	195,688
50,207	Great Basin Gold Ltd.*	141,109
11,145	Guyana Goldfields, Inc.*	121,241
12,083	Harry Winston Diamond Corp.*	154,719
53,776	IAMGOLD Corp.	983,462
156,599	Kinross Gold Corp.	2,823,891
50,623	Lake Shore Gold Corp.*	172,126
9,456	Minefinders Corp.*	83,260
27,916	Nevsun Resources Ltd.*	159,387
56,444	New Gold, Inc.*	418,782
41,926	Northgate Minerals Corp.*	119,071
32,506	NovaGold Resources, Inc.*	365,437
54,799	Osisko Mining Corp.*	761,456
15,461	Pan American Silver Corp.	495,767
30,728	Rubicon Minerals Corp.*	113,841
5,833	Seabridge Gold, Inc.*	158,837
39,227	SEMAFO, Inc.*	471,834
11,389	Silver Standard Resources, Inc.*	277,562
49,741	Silver Wheaton Corp.*	1,433,182
23,792	Silvercorp Metals, Inc.	223,050
14,687	Ventana Gold Corp.*	131,629
107,165	Yamana Gold, Inc.	1,181,595
		26,722,739

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—2.0%
211,000	Zhaojin Mining Industry Co. Ltd., H-Shares	$655,947
578,000	Zijin Mining Group Co. Ltd., H-Shares	545,023
		1,200,970
	Jersey Islands—2.1%
13,097	Randgold Resources Ltd.	1,219,725
	Mexico—2.8%
57,480	Industrias Penoles SAB de CV	1,630,393
	Russia—1.6%
57,813	Polymetal GDR*	913,445
	South Africa—19.6%
37,755	Anglo Platinum Ltd.*	3,760,820
48,388	AngloGold Ashanti Ltd.	2,270,819
101,957	Gold Fields Ltd.	1,606,504
62,071	Harmony Gold Mining Co. Ltd.	715,547
88,047	Impala Platinum Holdings Ltd.	2,505,847
30,967	Mvelaphanda Resources Ltd.*	203,863
51,842	Northam Platinum Ltd.	361,036
		11,424,436
	United Kingdom—7.2%
59,364	African Barrick Gold Ltd.	517,741
103,815	Fresnillo PLC	2,074,743
48,703	Hochschild Mining PLC	377,185
29,271	Lonmin PLC*	818,505
27,142	Petropavlovsk PLC	420,277
		4,208,451
	United States—9.9%
12,710	Allied Nevada Gold Corp.*	313,683
12,914	Coeur d'Alene Mines Corp.*	266,158
37,034	Hecla Mining Co.*	255,164
69,885	Newmont Mining Corp.	4,253,900
7,712	Royal Gold, Inc.	381,821
14,139	Stillwater Mining Co.*	251,674
16,848	US Gold Corp.*	88,115
		5,810,515
	Total Common Stocks and Other Equity Interests (Cost $46,675,209)	58,371,044

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Gold and Precious Metals Portfolio

October 31, 2010

Number of Shares		Value
	Money Market Fund—0.1%
38,535	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,535)	$38,535
	Total Investments (Cost $46,713,744)—100.1%	58,409,579
	Liabilities in excess of other assets—(0.1%)	(32,269)
	Net Assets—100.0%	$58,377,310

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—5.3%
62,375	Energy Resources of Australia Ltd.	$795,431
313,790	Paladin Energy Ltd.*	1,261,065
12,712	Silex Systems Ltd.*	65,292
		2,121,788
	Canada—11.3%
42,570	Cameco Corp.	1,319,854
288,192	Denison Mines Corp.*	606,064
221,548	Equinox Minerals Ltd.*	1,206,148
328,147	Uranium One, Inc.*	1,344,706
		4,476,772
	France—10.3%
7,117	Areva SA CI	3,252,463
17,948	Electricite de France SA	821,345
		4,073,808
	Germany—5.0%
36,732	E.ON AG	1,148,711
8,778	RWE AG	628,328
5,438	SGL Carbon SE*	202,184
		1,979,223
	India—2.0%
16,991	Larsen & Toubro Ltd. GDR	791,441
	Japan—22.5%
216,000	Hitachi Ltd.	976,089
3,400	Hokkaido Electric Power Co., Inc.	71,461
3,900	Hokuriku Electric Power Co.	94,559
37,000	Japan Steel Works Ltd. (The)	352,315
40,000	JGC Corp.	764,742
29,700	Kansai Electric Power Co., Inc. (The)	751,441
16,900	Kyushu Electric Power Co., Inc.	400,103
188,000	Mitsubishi Heavy Industries Ltd.	683,849
5,400	Shikoku Electric Power Co., Inc.	159,620
81,800	Sumitomo Electric Industries Ltd.	1,042,937
31,300	Tokyo Electric Power Co., Inc. (The)	748,014
398,000	Toshiba Corp.	1,991,235
4,000	Toshiba Plant Systems & Services Corp.	52,589
216,000	Toyo Engineering Corp.	686,481
24,700	Yokogawa Electric Corp.	162,214
		8,937,649
	Netherlands—0.7%
11,157	Chicago Bridge & Iron Co. NV*	281,268
	South Korea—4.9%
11,196	Doosan Heavy Industries and Construction Co. Ltd.	881,551
6,910	KEPCO Engineering & Construction, Inc.	807,523
9,980	Korea Electric Power Corp.*	262,527
		1,951,601

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Switzerland—0.0%
345	BKW FMB Energie AG	$23,538
	United Kingdom—1.4%
56,350	Serco Group PLC	553,167
	United States—36.5%
12,177	AMETEK, Inc.	658,167
5,352	Belden, Inc.	149,321
1,954	CIRCOR International, Inc.	68,546
13,021	Constellation Energy Group, Inc.	393,755
5,267	Curtiss-Wright Corp.	162,645
43,319	Duke Energy Corp.	788,839
21,961	Emerson Electric Co.	1,205,659
4,427	Entergy Corp.	329,944
26,181	Exelon Corp.	1,068,708
7,115	Federal Signal Corp.	40,200
11,698	FirstEnergy Corp.	424,871
6,395	Flowserve Corp.	639,500
14,280	Fluor Corp.	688,153
5,958	General Cable Corp.*	166,467
58,332	General Electric Co.	934,479
6,168	Kirby Corp.*	265,162
1,075	Landauer, Inc.	65,672
11,436	Lightbridge Corp.*	63,584
26,425	McDermott International, Inc.*	407,738
3,525	Mine Safety Appliances Co.	99,264
5,737	MKS Instruments, Inc.*	118,469
6,968	NextEra Energy, Inc.	383,519
16,886	Parker Hannifin Corp.	1,292,623
12,875	Progress Energy, Inc.	579,375
34,321	SAIC, Inc.*	533,348
20,478	Shaw Group, Inc. (The)*	625,808
5,715	SPX Corp.	383,248
2,168	Team, Inc.*	43,013
24,669	Thermo Fisher Scientific, Inc.*	1,268,480
118,077	USEC, Inc.*	634,074
		14,482,631
	Total Investments (Cost $38,999,742)—99.9%	39,672,886
	Other assets less liabilities—0.1%	28,597
	Net Assets—100.0%	$39,701,483

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Progressive Transportation Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Canada—6.6%
25,404	Bombardier, Inc., Class B	$126,821
1,854	Canadian National Railway Co.	120,102
7,760	Westport Innovations, Inc.*	140,611
		387,534
	Chile—2.5%
2,827	Sociedad Quimica y Minera de Chile SA ADR	146,439
	China—6.8%
21,000	BYD Co. Ltd., H-Shares	127,994
88,500	China Railway Construction Corp. Ltd., H-Shares	110,621
74,000	Dongfeng Motor Group Co. Ltd., H-Shares	160,365
		398,980
	Denmark—2.5%
17	A P Moller—Maersk A/S, Class B	147,351
	France—6.8%
2,407	Alstom SA	121,308
1,517	Faiveley Transport	128,090
3,851	Saft Groupe SA	146,926
		396,324
	Germany—2.5%
3,980	SGL Carbon SE*	147,976
	Hong Kong—2.6%
17,000	Orient Overseas International Ltd.	149,008
	Italy—5.2%
9,553	Ansaldo STS SpA	131,516
46,821	Piaggio & C. SpA	170,500
		302,016
	Japan—6.6%
20,000	GS Yuasa Corp.	133,333
6,700	Keihin Corp.	142,651
26,000	Kinki Sharyo Co. Ltd.	106,841
		382,825
	Netherlands—2.4%
3,538	Koninklijke Boskalis Westminster NV	143,098
	South Korea—2.4%
452	LG Chem Ltd.	139,386
	Spain—2.8%
6,552	Telvent GIT SA*	166,224
	Switzerland—5.5%
1,246	Kuehne & Nagel International AG	154,182
1,335	Panalpina Welttransport Holding AG*	166,824
		321,006

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Taiwan—4.7%
61,000	Chinese Maritime Transport Ltd.	$131,675
36,191	Giant Manufacturing Co. Ltd.	142,417
		274,092
	United Kingdom—7.9%
7,862	BG Group PLC	152,786
23,795	FirstGroup PLC	155,179
45,724	Stagecoach Group PLC	152,786
		460,751
	United States—32.1%
17,748	A123 Systems, Inc.*	172,511
8,880	Clean Energy Fuels Corp.*	128,938
2,179	CSX Corp.	133,899
49,545	Ener1, Inc.*	179,353
3,682	Fuel Systems Solutions, Inc.*	150,888
10,606	Maxwell Technologies, Inc.*	172,029
2,040	Norfolk Southern Corp.	125,440
3,924	Overseas Shipholding Group, Inc.	131,179
3,207	Reliance Steel & Aluminum Co.	134,213
6,267	Tesla Motors, Inc.*	136,871
1,507	Union Pacific Corp.	132,134
3,344	WABCO Holdings, Inc.*	155,228
2,565	Wabtec Corp.	120,145
		1,872,828
	Total Common Stocks and Other Equity Interests (Cost $4,899,370)	5,835,838
	Money Market Fund—0.1%
5,093	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,093)	5,093
	Total Investments (Cost $4,904,463)—100.0%	5,840,931
	Other assets less liabilities—0.0%	1,393
	Net Assets—100.0%	$5,842,324

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Steel Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—6.9%
6,094	Atlas Iron Ltd.*	$14,993
20,451	BlueScope Steel Ltd.	39,992
34,849	Fortescue Metals Group Ltd.*	213,494
12,131	Mount Gibson Iron Ltd.*	24,019
14,957	OneSteel Ltd.	39,584
2,252	Sims Metal Management Ltd.	36,268
		368,350
	Austria—1.4%
1,909	Voestalpine AG	75,580
	Brazil—17.4%
16,800	Cia Siderurgica Nacional SA	278,738
5,700	Gerdau SA	56,441
5,200	MMX Mineracao e Metalicos SA*	41,927
5,600	Usinas Siderurgicas de Minas Gerais SA	81,525
14,900	Vale SA	470,277
		928,908
	Canada—0.5%
2,628	Consolidated Thompson Iron Mines Ltd.*	25,516
	Chile—1.6%
1,688	CAP SA	86,192
	China—1.7%
14,000	Angang Steel Co. Ltd., H-Shares	21,996
72,500	Fosun International	59,479
20,000	Maanshan Iron & Steel Co. Ltd., H-Shares	11,455
		92,930
	Finland—1.3%
2,063	Outokumpu Oyj	37,018
1,581	Rautaruukki Oyj	31,357
		68,375
	Germany—4.9%
676	Salzgitter AG	48,473
5,804	ThyssenKrupp AG	213,291
		261,764
	Hong Kong—0.3%
94,000	Shougang Concord International Enterprises Co. Ltd.*	15,763
	Japan—15.1%
5,000	Daido Steel Co. Ltd.	25,450
4,000	Hitachi Metals Ltd.	45,537
6,400	JFE Holdings, Inc.	199,588
35,000	Kobe Steel Ltd.	76,909
1,100	Maruichi Steel Tube Ltd.	21,754
76,000	Nippon Steel Corp.	238,709
11,000	Nisshin Steel Co. Ltd.	19,801
2,000	Sanyo Special Steel Co. Ltd.	9,833

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
54,000	Sumitomo Metal Industries Ltd.	$125,363
1,800	Tokyo Steel Manufacturing Co. Ltd.	17,832
800	Yamato Kogyo Co. Ltd.	20,499
2,000	Yodogawa Steel Works Ltd.	7,399
		808,674
	Luxembourg—9.1%
12,717	ArcelorMittal	408,212
2,263	Ternium SA ADR	77,576
		485,788
	Mexico—0.3%
4,900	Industrias CH SAB de CV, Series B*	17,673
	Russia—8.9%
4,940	Evraz Group SA GDR*	149,781
4,697	Mechel ADR	110,614
6,322	Novolipetsk Steel OJSC GDR	216,402
		476,797
	South Africa—5.0%
5,028	ArcelorMittal South Africa Ltd.	58,143
3,603	Kumba Iron Ore Ltd.	206,121
		264,264
	South Korea—9.4%
700	Dongkuk Steel Mill Co. Ltd.	16,112
961	Hyundai Steel Co.	93,089
959	POSCO	393,742
		502,943
	Spain—0.9%
2,811	Acerinox SA	46,025
	Sweden—1.0%
385	Hoganas AB, Class B	13,494
2,717	SSAB AB, Class A	37,951
		51,445
	Taiwan—3.3%
150,738	China Steel Corp.	152,847
8,000	Feng Hsin Iron & Steel Co. Ltd.	13,141
11,495	Tung Ho Steel Enterprise Corp.	10,755
		176,743
	Turkey—1.3%
18,052	Eregli Demir ve Celik Fabrikalari TAS*	68,068
	United States—9.6%
1,242	AK Steel Holding Corp.	15,637
1,114	Allegheny Technologies, Inc.	58,697
497	Carpenter Technology Corp.	17,723
1,526	Cliffs Natural Resources, Inc.	99,495
1,289	Commercial Metals Co.	17,891
3,560	Nucor Corp.	136,063

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Steel Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
836	Reliance Steel & Aluminum Co.	$34,987
321	Schnitzer Steel Industries, Inc., Class A	16,592
2,447	Steel Dynamics, Inc.	35,530
1,619	United States Steel Corp.	69,277
864	Worthington Industries, Inc.	13,306
		515,198
	Total Investments (Cost $5,187,200)—99.9%	5,336,996
	Other assets less liabilities—0.1%	3,581
	Net Assets—100.0%	$5,340,577

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Water Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Brazil—2.5%
356,500	Cia de Saneamento Basico do Estado de Sao Paulo	$8,087,517
	Canada—5.6%
421,561	GLV, Inc., Class A*	2,928,888
545,382	Stantec, Inc.*	15,108,411
		18,037,299
	Finland—7.8%
911,376	Kemira Oyj	13,389,250
658,391	Uponor Oyj	11,786,461
		25,175,711
	France—9.9%
806,829	Suez Environnement Co.	15,750,231
551,172	Veolia Environnement	16,167,996
		31,918,227
	Germany—3.5%
14,568	KSB AG	11,237,679
	Hong Kong—2.2%
14,285,909	Guangdong Investment Ltd.	7,168,477
	Japan—10.7%
2,293,000	Ebara Corp.*	9,821,043
452,292	Kurita Water Industries Ltd.	11,746,677
1,939,000	Organo Corp.	12,830,379
		34,398,099
	Malaysia—2.3%
8,322,100	Puncak Niaga Holding Bhd	7,595,939
	Netherlands—5.6%
656,688	Arcadis NV	14,621,949
247,861	Wavin NV*	3,415,394
		18,037,343
	Singapore—6.5%
5,272,000	Hyflux Ltd.	12,831,215
12,135,928	Sound Global Ltd.*	8,157,819
		20,989,034
	Switzerland—3.5%
58,240	Geberit AG	11,162,420
	United Kingdom—10.7%
2,548,133	Halma PLC	13,309,613
581,317	Severn Trent PLC	12,965,266
828,271	United Utilities Group PLC	8,091,106
		34,365,985
	United States—29.2%
318,396	American Water Works Co., Inc.	7,603,297
362,184	Aqua America, Inc.	7,797,822
208,224	Itron, Inc.*	12,653,772

Number of Shares		Value
	Common Stocks (Continued)
217,857	ITT Corp.	$10,280,672
483,460	Nalco Holding Co.	13,623,903
309,200	Pentair, Inc.	10,120,116
730,368	Tetra Tech, Inc.*	15,381,550
209,500	Valmont Industries, Inc.	16,519,075
		93,980,207
	Total Investments (Cost $305,865,344)—100.0%	322,153,937
	Other assets less liabilities—0.0%	1,369
	Net Assets—100.0%	$322,155,306

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Wind Energy Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—4.0%
1,471,839	Infigen Energy	$1,060,382
	Belgium—3.3%
1,221,533	Hansen Transmissions International NV*	872,790
	Bermuda—3.7%
9,580,000	China WindPower Group Ltd.*	976,252
	Canada—4.5%
125,022	Innergex Renewable Energy, Inc.	1,184,367
	China—13.5%
449,000	China High Speed Transmission Equipment Group Co. Ltd.	917,426
2,544,000	China Longyuan Power Group Corp., H-Shares*	2,648,256
		3,565,682
	Denmark—8.4%
70,198	Vestas Wind Systems A/S*	2,237,543
	France—6.2%
26,378	EDF Energies Nouvelles SA	1,143,513
290,749	Theolia SA*	513,222
		1,656,735
	Germany—12.3%
11,098	E.ON AG	347,065
104,698	Nordex SE*	1,008,307
7,495	Repower Systems AG	1,226,638
3,048	RWE AG	218,175
4,092	Siemens AG	466,828
		3,267,013
	Italy—1.2%
54,765	Enel SpA	312,274
	Japan—2.6%
433	Japan Wind Development Co. Ltd.*	449,395
20,000	Mitsubishi Heavy Industries Ltd.	72,750
533	Mitsui & Co. Ltd. ADR	167,970
		690,115
	Spain—25.5%
370	Acciona SA	32,501
469,608	EDP Renovaveis SA*	2,721,141
6,166	Endesa SA	170,631
157,057	Gamesa Corp. Tecnologica SA*	1,091,468
807,653	Iberdrola Renovables SA	2,726,692
		6,742,433
	Switzerland—3.6%
13,566	ABB Ltd. ADR	280,681
1,212	Gurit Holding AG	662,379
		943,060

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Kingdom—0.2%
9,041	International Power PLC	$60,320
	United States—10.9%
4,632	AES Corp. (The)*	55,306
36,034	American Superconductor Corp.*	1,212,544
1,898	Edison International	70,036
25,045	General Electric Co.	401,221
2,415	NextEra Energy, Inc.	132,922
2,677	Xcel Energy, Inc.	63,873
99,277	Zoltek Cos., Inc.*	953,059
		2,888,961
	Total Common Stocks and Other Equity Interests (Cost $31,155,570)	26,457,927
	Money Market Fund—0.1%
19,150	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $19,150)	19,150
	Total Investments (Cost $31,174,720)—100.0%	26,477,077
	Other assets less liabilities—0.0%	5,138
	Net Assets—100.0%	$26,482,215

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Egypt—19.3%
145,958	Commercial International Bank Egypt SAE	$1,096,437
7,165	Egyptian Co. For Mobile Services	214,761
68,096	Egyptian Financial Group-Hermes Holding SAE	342,087
150,599	Egyptian Kuwaiti Holding Co.	253,006
15,358	ElSewedy Electric Co.*	143,587
20,760	National Societe Generale Bank SAE	144,410
23,029	Orascom Construction Industries	1,047,975
636,763	Orascom Telecom Holding SAE	495,098
122,886	Talaat Moustafa Group*	161,727
84,441	Telecom Egypt	258,671
		4,157,759
	Jordan—7.0%
102,120	Arab Bank PLC	1,507,812
	Kuwait—20.4%
61,000	Agility DGS	119,353
70,000	Boubyan Bank KSC*	159,374
40,000	Boubyan Petrochemicals Co.	78,264
50,000	Burgan Bank SAK*	92,494
100,000	Gulf Bank KSC*	192,102
137,606	Kuwait Finance House KSC	587,432
264,500	Mobile Telecommunications Co. KSC	1,317,325
344,165	National Bank of Kuwait SAK	1,665,117
87,500	National Industries Group Holding*	119,842
12,500	National Mobile Telecommunication Co. KSC	82,711
		4,414,014
	Lebanon—2.4%
27,823	Solidere, S Shares GDR	511,665
	Morocco—8.6%
1,345	Alliances Developpement Immobilier SA	129,043
10,421	Banque Centrale Populaire	514,046
33,495	Douja Promotion Groupe Addoha SA	445,898
41,546	Maroc Telecom	768,516
		1,857,503
	Oman—2.4%
225,180	Bank Muscat SAOG	510,404
	Qatar—20.1%
33,552	Barwa Real Estate Co.	298,752
30,916	Commercial Bank of Qatar	708,593
31,829	Doha Bank QSC	467,977
15,893	Gulf International Services OSC	116,618
119,691	Masraf Al Rayan*	513,138
34,567	Qatar Islamic Bank	734,326
32,880	Qatar National Bank SAQ	1,487,338
		4,326,742

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Arab Emirates—19.6%
958,732	Air Arabia	$219,522
492,411	Aldar Properties PJSC	348,567
288,432	Arabtec Holding Co.*	178,260
1,459,943	Dana Gas PJSC*	317,988
1,061,399	DP World Ltd.	635,778
444,798	Dubai Financial Market	213,138
658,095	Dubai Islamic Bank PJSC	437,183
1,165,663	Emaar Properties PJSC*	1,240,894
196,276	National Bank of Abu Dhabi PJSC	638,587
		4,229,917
	Total Common Stocks and Other Equity Interests (Cost $18,678,114)	21,515,816

Principal Amount		Interest Rate	Maturity Date
	Convertible Bond—0.0%
	Oman—0.0%
$3,199	Bank Muscat SAOG (Cost $8,310)	7.00%	03/20/14	8,775
	Total Investments (Cost $18,686,424)—99.8%			21,524,591
	Other assets less liabilities—0.2%			32,367
	Net Assets—100.0%			$21,556,958

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to the Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2010

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
ASSETS:
Investments, at value	$97,952,656	$312,201,485	$32,446,336	$159,599,478	$44,011,107	$183,260,773
Cash	—	87	—	—	—	—
Foreign currency, at value	7,435	43,410	6,968	15,030	1,696	9,065
Receivables:
Shares sold	2,059,499	—	—	2,400	—	—
Dividends and interest	67,935	69,527	60,236	226,222	18,368	341,552
Foreign tax reclaims	55,798	1,879	80,158	11,005	—	211,658
Investments sold	22,590	—	—	286,079	—	48,551
Unitary management fee waiver due from Adviser	—	—	—	—	—	—
Total Assets	100,165,913	312,316,388	32,593,698	160,140,214	44,031,171	183,871,599
LIABILITIES:
Due to custodian	13,465	—	93,107	2,397	41,242	305,002
Due to foreign custodian	—	—	—	—	—	—
Payables:
Investments purchased	2,109,650	—	—	341,126	—	127,180
Shares repurchased	—	—	—	—	—	—
Accrued unitary management fees	62,478	229,987	20,471	99,094	29,968	116,152
Total Liabilities	2,185,593	229,987	113,578	442,617	71,210	548,334
NET ASSETS	$97,980,320	$312,086,401	$32,480,120	$159,697,597	$43,959,961	$183,323,265
NET ASSETS CONSIST OF:
Shares of beneficial interest	$110,668,190	$302,564,765	$73,072,915	$129,339,662	$43,639,951	$187,104,595
Undistributed net investment income (loss)	75,185	207,155	438,779	784,991	(1,686)	1,521,125
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(25,155,244)	(22,173,178)	(44,569,684)	(1,295,421)	(6,448,556)	(24,728,145)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	12,392,189	31,487,659	3,538,110	30,868,365	6,770,252	19,425,690
Net Assets	$97,980,320	$312,086,401	$32,480,120	$159,697,597	$43,959,961	$183,323,265
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,700,000	17,450,000	1,900,000	3,200,000	850,000	4,700,000
Net asset value	$20.85	$17.88	$17.09	$49.91	$51.72	$39.00
Share price	$20.94	$17.99	$17.03	$50.04	$51.99	$39.43
Investments, at cost	$85,560,285	$280,713,793	$28,912,444	$128,730,547	$37,240,970	$163,860,242
Foreign currency, at cost	$7,435	$43,521	$7,047	$14,984	$1,740	$9,078

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio
ASSETS:
Investments, at value	$59,642,739	$497,323,505	$10,944,915	$7,545,722	$59,627,893
Cash	1,418	299	—	—	—
Foreign currency, at value	10,052	162,962	2,153	—	—
Receivables:
Shares sold	—	—	—	—	—
Dividends and interest	133,047	673,837	8,884	63,728	7,388
Foreign tax reclaims	12,487	—	21,014	—	36,752
Investments sold	4,522	—	1,807,260	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	—
Total Assets	59,804,265	498,160,603	12,784,226	7,609,450	59,672,033
LIABILITIES:
Due to custodian	—	—	8,896	45,551	—
Due to foreign custodian	—	—	—	45	94
Payables:
Investments purchased	—	565,874	4,569	—	—
Shares repurchased	—	—	1,803,255	—	—
Accrued unitary management fees	37,924	352,679	7,965	4,825	36,322
Total Liabilities	37,924	918,553	1,824,685	50,421	36,416
NET ASSETS	$59,766,341	$497,242,050	$10,959,541	$7,559,029	$59,635,617
NET ASSETS CONSIST OF:
Shares of beneficial interest	$59,081,455	$455,901,911	$14,624,828	$9,739,261	$51,091,399
Undistributed net investment income (loss)	240,190	3,921,287	220,861	64,123	410,378
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(5,571,494)	(30,604,971)	(2,863,742)	(2,265,565)	(479,817)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	6,016,190	68,023,823	(1,022,406)	21,210	8,613,657
Net Assets	$59,766,341	$497,242,050	$10,959,541	$7,559,029	$59,635,617
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,600,000	20,100,000	300,000	200,000	1,950,000
Net asset value	$22.99	$24.74	$36.53	$37.80	$30.58
Share price	$23.27	$25.01	$36.50	$37.51	$30.68
Investments, at cost	$53,631,704	$429,296,003	$11,968,753	$7,527,081	$51,017,204
Foreign currency, at cost	$10,172	$162,862	$2,159	$(42)	$(92)

Statements of Assets and Liabilities (Continued)

October 31, 2010

	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio
ASSETS:
Investments, at value	$3,830,102	$161,723,778	$19,296,739	$58,409,579	$39,672,886
Cash	—	—	—	1,765	—
Foreign currency, at value	7	35,516	6,395	1,890	21
Receivables:
Shares sold	—	—	1,611,607	—	—
Dividends and interest	—	27,511	18,998	3	76,041
Foreign tax reclaims	—	112,228	2,524	—	42,899
Investments sold	—	—	—	—	—
Unitary management fee waiver due from Adviser	—	—	—	—	—
Total Assets	3,830,109	161,899,033	20,936,263	58,413,237	39,791,847
LIABILITIES:
Due to custodian	—	9,231	56,974	—	65,378
Due to foreign custodian	—	—	—	—	—
Payables:
Investments purchased	—	—	1,604,216	—	—
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	2,416	103,997	11,083	35,927	24,986
Total Liabilities	2,416	113,228	1,672,273	35,927	90,364
NET ASSETS	$3,827,693	$161,785,805	$19,263,990	$58,377,310	$39,701,483
NET ASSETS CONSIST OF:
Shares of beneficial interest	$3,799,246	$305,689,312	$15,359,950	$46,093,109	$53,973,444
Undistributed net investment income (loss)	(175)	208,502	60,883	1,693	(233,017)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(269,449)	(134,732,112)	(207,333)	586,690	(14,716,456)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	298,071	(9,379,897)	4,050,490	11,695,818	677,512
Net Assets	$3,827,693	$161,785,805	$19,263,990	$58,377,310	$39,701,483
Shares outstanding (unlimited amount authorized, $0.01 par value)	150,000	11,600,000	600,000	1,250,000	2,000,000
Net asset value	$25.52	$13.95	$32.11	$46.70	$19.85
Share price	$25.51	$13.91	$32.29	$46.77	$19.86
Investments, at cost	$3,532,031	$171,114,983	$15,246,328	$46,713,744	$38,999,742
Foreign currency, at cost	$7	$35,055	$6,395	$1,908	$19

See Notes to Financial Statements.

	PowerShares Global Progressive Transportation Portfolio	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares MENA Frontier Countries Portfolio
ASSETS:
Investments, at value	$5,840,931	$5,336,996	$322,153,937	$26,477,077	$21,524,591
Cash	—	—	—	—	—
Foreign currency, at value	622	3,657	92,489	5,617	—
Receivables:
Shares sold	—	—	—	—	—
Dividends and interest	1,851	6,534	226,726	1,072	35,341
Foreign tax reclaims	2,618	1,582	402,461	24,679	—
Investments sold	—	—	—	14,659	821,815
Unitary management fee waiver due from Adviser	—	—	—	—	4,580
Total Assets	5,846,022	5,348,769	322,875,613	26,523,104	22,386,327
LIABILITIES:
Due to custodian	6	4,825	515,970	—	811,641
Due to foreign custodian	—	—	—	—	323
Payables:
Investments purchased	—	—	—	23,452	—
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	3,692	3,367	204,337	17,437	17,405
Total Liabilities	3,698	8,192	720,307	40,889	829,369
NET ASSETS	$5,842,324	$5,340,577	$322,155,306	$26,482,215	$21,556,958
NET ASSETS CONSIST OF:
Shares of beneficial interest	$5,341,023	$5,734,679	$432,799,291	$47,131,080	$38,259,988
Undistributed net investment income (loss)	22,989	38,364	1,567,883	9	320,019
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(458,399)	(582,505)	(128,538,913)	(15,952,765)	(19,904,356)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	936,711	150,039	16,327,045	(4,696,109)	2,881,307
Net Assets	$5,842,324	$5,340,577	$322,155,306	$26,482,215	$21,556,958
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	250,000	17,250,000	2,600,000	1,575,000
Net asset value	$29.21	$21.36	$18.68	$10.19	$13.69
Share price	$29.18	$21.29	$18.69	$10.21	$13.74
Investments, at cost	$4,904,463	$5,187,200	$305,865,344	$31,174,720	$18,686,424
Foreign currency, at cost	$623	$3,656	$92,521	$5,653	$(320)

Statements of Operations

Year Ended October 31, 2010

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
INVESTMENT INCOME:
Dividend income	$622,175	$1,535,553	$1,123,539	$2,872,046	$1,297,853	$4,587,259
Interest income	—	—	—	—	—	—
Foreign withholding tax	(31,721)	(78,526)	(108,090)	(238,371)	(28,247)	(415,759)
Total Income	590,454	1,457,027	1,015,449	2,633,675	1,269,606	4,171,500
EXPENSES:
Unitary management fees	284,057	735,172	308,208	1,003,942	324,540	1,139,858
Other expenses	—	—	—	—	—	—
Total Expenses	284,057	735,172	308,208	1,003,942	324,540	1,139,858
Unitary management fee waivers	—	—	—	—	—	—
Net Expenses	284,057	735,172	308,208	1,003,942	324,540	1,139,858
Net Investment Income (Loss)	306,397	721,855	707,241	1,629,733	945,066	3,031,642
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,127,249)	(1,669,272)	(604,451)	(1,070,452)	(1,050,248)	(7,217,065)
In-kind redemptions	1,749,169	5,964,754	6,174,893	10,730,966	4,089,525	8,480,727
Foreign currency related transactions	(53,378)	(477,376)	(84,498)	(290,546)	(50,842)	(103,602)
Net increase from payment by affiliate (see Note 3)	16,695	—	—	—	—	—
Net realized gain (loss)	585,237	3,818,106	5,485,944	9,369,968	2,988,435	1,160,060
Net change in unrealized appreciation (depreciation) on:
Investments	9,625,641	28,019,720	(3,178,097)	18,002,169	2,528,849	5,146,950
Translation of assets and liabilites denominated in foreign currencies	(1,802)	198	651	(364)	115	21,792
Net change in unrealized appreciation (depreciation)	9,623,839	28,019,918	(3,177,446)	18,001,805	2,528,964	5,168,742
Net realized and unrealized gain (loss) on investments	10,209,076	31,838,024	2,308,498	27,371,773	5,517,399	6,328,802
Net increase (decrease) in net assets resulting from operations	$10,515,473	$32,559,879	$3,015,739	$29,001,506	$6,462,465	$9,360,444

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio
INVESTMENT INCOME:
Dividend income	$1,040,316	$10,225,087	$468,705	$145,848	$1,145,421
Interest income	—	—	—	—	—
Foreign withholding tax	(85,699)	(1,101,418)	(52,074)	(10,209)	(68,781)
Total Income	954,617	9,123,669	416,631	135,639	1,076,640
EXPENSES:
Unitary management fees	314,777	2,600,326	107,615	55,495	402,533
Other expenses	—	—	—	—	1,729
Total Expenses	314,777	2,600,326	107,615	55,495	404,262
Unitary management fee waivers	—	—	—	—	—
Net Expenses	314,777	2,600,326	107,615	55,495	404,262
Net Investment Income (Loss)	639,840	6,523,343	309,016	80,144	672,378
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,205,055)	(284,718)	(1,409,720)	(550,589)	(307,196)
In-kind redemptions	2,773,241	23,746,893	820,765	111,965	2,024,169
Foreign currency related transactions	(28,888)	(1,590,563)	(7,245)	1,298	(64,892)
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—
Net realized gain (loss)	1,539,298	21,871,612	(596,200)	(437,326)	1,652,081
Net change in unrealized appreciation (depreciation) on:
Investments	4,068,574	34,890,989	277,297	867,988	6,532,670
Translation of assets and liabilites denominated in foreign currencies	4,739	(4,796)	1,256	2,782	2,356
Net change in unrealized appreciation (depreciation)	4,073,313	34,886,193	278,553	870,770	6,535,026
Net realized and unrealized gain (loss) on investments	5,612,611	56,757,805	(317,647)	433,444	8,187,107
Net increase (decrease) in net assets resulting from operations	$6,252,451	$63,281,148	$(8,631)	$513,588	$8,859,485

Statements of Operations (Continued)

Year Ended October 31, 2010

	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio
INVESTMENT INCOME:
Dividend income	$19,358	$1,894,936	$279,405	$372,248	$622,587
Interest income	—	—	—	—	—
Foreign withholding tax	(452)	(193,640)	(21,462)	(16,746)	(37,128)
Total Income	18,906	1,701,296	257,943	355,502	585,459
EXPENSES:
Unitary management fees	26,505	1,315,869	112,018	324,866	267,861
Other expenses	—	—	—	—	—
Total Expenses	26,505	1,315,869	112,018	324,866	267,861
Unitary management fee waivers	—	—	—	—	—
Net Expenses	26,505	1,315,869	112,018	324,866	267,861
Net Investment Income (Loss)	(7,599)	385,427	145,925	30,636	317,598
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(196,915)	(23,767,796)	117,439	762,134	(2,482,596)
In-kind redemptions	57,850	10,913,205	1,700,682	1,359,457	1,011,959
Foreign currency related transactions	(372)	(176,872)	(22,507)	(8,870)	11,053
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—
Net realized gain (loss)	(139,437)	(13,031,463)	1,795,614	2,112,721	(1,459,584)
Net change in unrealized appreciation (depreciation) on:
Investments	754,904	(8,701,208)	1,484,890	10,635,124	4,337,724
Translation of assets and liabilites denominated in foreign currencies	37	8,153	1,580	6	3,333
Net change in unrealized appreciation (depreciation)	754,941	(8,693,055)	1,486,470	10,635,130	4,341,057
Net realized and unrealized gain (loss) on investments	615,504	(21,724,518)	3,282,084	12,747,851	2,881,473
Net increase (decrease) in net assets resulting from operations	$607,905	$(21,339,091)	$3,428,009	$12,778,487	$3,199,071

See Notes to Financial Statements.

	PowerShares Global Progressive Transportation Portfolio	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares MENA Frontier Countries Portfolio
INVESTMENT INCOME:
Dividend income	$105,021	$182,598	$6,753,965	$315,219	$575,059
Interest income	—	—	—	—	580
Foreign withholding tax	(11,354)	(13,054)	(484,943)	(34,488)	(42,960)
Total Income	93,667	169,544	6,269,022	280,731	532,679
EXPENSES:
Unitary management fees	38,267	71,094	2,374,395	259,155	148,366
Other expenses	—	—	—	—	—
Total Expenses	38,267	71,094	2,374,395	259,155	148,366
Unitary management fee waivers	—	—	—	—	(39,044)
Net Expenses	38,267	71,094	2,374,395	259,155	109,322
Net Investment Income (Loss)	55,400	98,450	3,894,627	21,576	423,357
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(23,880)	(351,387)	(6,445,314)	(6,306,707)	(3,249,114)
In-kind redemptions	229,358	203,550	15,578,151	252,742	—
Foreign currency related transactions	(5,099)	(39,386)	(451,112)	(24,884)	(39,057)
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—
Net realized gain (loss)	200,379	(187,223)	8,681,725	(6,078,849)	(3,288,171)
Net change in unrealized appreciation (depreciation) on:
Investments	501,026	263,783	14,745,596	(8,919,658)	2,693,091
Translation of assets and liabilites denominated in foreign currencies	239	180	30,459	4,760	43,116
Net change in unrealized appreciation (depreciation)	501,265	263,963	14,776,055	(8,914,898)	2,736,207
Net realized and unrealized gain (loss) on investments	701,644	76,740	23,457,780	(14,993,747)	(551,964)
Net increase (decrease) in net assets resulting from operations	$757,044	$175,190	$27,352,407	$(14,972,171)	$(128,607)

Statements of Changes in Net Assets

	PowerShares DWA Developed Markets Technical Leaders Portfolio		PowerShares DWA Emerging Markets Technical Leaders Portfolio		PowerShares Dynamic Developed International Opportunities Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$306,397	$369,519	$721,855	$137,178	$707,241	$1,164,389
Net realized gain (loss)	568,542	(4,355,141)	3,818,106	(3,159,238)	5,485,944	(21,421,587)
Net change in unrealized appreciation (depreciation)	9,623,839	8,835,623	28,019,918	9,552,811	(3,177,446)	35,474,759
Net increase from payment by affiliate (see Note 3)	16,695	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	10,515,473	4,850,001	32,559,879	6,530,751	3,015,739	15,217,561
Undistributed net investment income (loss) included in the price of units issued and redeemed	172,338	19,791	(2,516,092)	(85,980)	(147,078)	(1,849)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(584,810)	(29,790)	(204,594)	—	(1,004,418)	(498,523)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	(584,810)	(29,790)	(204,594)	—	(1,004,418)	(498,523)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	76,586,786	11,939,226	302,090,243	16,496,366	21,687,304	36,356,156
Value of shares repurchased	(11,342,327)	(17,876,023)	(50,961,803)	(7,362,538)	(50,732,519)	(37,977,062)
Transaction fee	—	—	—	—	—	—
Net income equalization	(172,338)	(19,791)	2,516,092	85,980	147,078	1,849
Net increase (decrease) in net assets resulting from shares transactions	65,072,121	(5,956,588)	253,644,532	9,219,808	(28,898,137)	(1,619,057)
Increase (Decrease) in Net Assets	75,175,122	(1,116,586)	283,483,725	15,664,579	(27,033,894)	13,098,132
NET ASSETS:
Beginning of year	22,805,198	23,921,784	28,602,676	12,938,097	59,514,014	46,415,882
End of year	$97,980,320	$22,805,198	$312,086,401	$28,602,676	$32,480,120	$59,514,014
Undistributed net investment income (loss) at end of year	$75,185	$272,704	$207,155	$(675)	$438,779	$529,380
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,000,000	700,000	18,750,000	1,350,000	1,350,000	2,700,000
Shares repurchased	(600,000)	(1,200,000)	(3,450,000)	(600,000)	(3,250,000)	(3,000,000)
Shares outstanding, beginning of year	1,300,000	1,800,000	2,150,000	1,400,000	3,800,000	4,100,000
Shares outstanding, end of year	4,700,000	1,300,000	17,450,000	2,150,000	1,900,000	3,800,000

(a)  16% of the outstanding shares of the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio are owned by Invesco Ltd. and/or it's wholly owned, indirect subsidiaries.

See Notes to Financial Statements.

	PowerShares Emerging Markets Infrastructure Portfolio		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio		PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$1,629,733	$547,166	$945,066	$715,896	$3,031,642	$2,144,407
Net realized gain (loss)	9,369,968	5,133,832	2,988,435	(5,829,555)	1,160,060	(16,899,872)
Net change in unrealized appreciation (depreciation)	18,001,805	13,089,836	2,528,964	15,900,890	5,168,742	51,567,122
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	29,001,506	18,770,834	6,462,465	10,787,231	9,360,444	36,811,657
Undistributed net investment income (loss) included in the price of units issued and redeemed	69,180	413,673	(14,335)	132,976	461,378	1,242,272
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,216,842)	(19,286)	(1,592,021)	(638,687)	(3,194,626)	(1,911,462)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	(1,216,842)	(19,286)	(1,592,021)	(638,687)	(3,194,626)	(1,911,462)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	57,472,598	96,430,376	9,245,486	17,355,909	51,545,839	45,296,198
Value of shares repurchased	(29,345,667)	(13,416,142)	(8,846,372)	(3,226,396)	(13,093,661)	—
Transaction fee	—	—	—	—	—	—
Net income equalization	(69,180)	(413,673)	14,335	(132,976)	(461,378)	(1,242,272)
Net increase (decrease) in net assets resulting from shares transactions	28,057,751	82,600,561	413,449	13,996,537	37,990,800	44,053,926
Increase (Decrease) in Net Assets	55,911,595	101,765,782	5,269,558	24,278,057	44,617,996	80,196,393
NET ASSETS:
Beginning of year	103,786,002	2,020,220	38,690,403	14,412,346	138,705,269	58,508,876
End of year	$159,697,597	$103,786,002	$43,959,961	$38,690,403	$183,323,265	$138,705,269
Undistributed net investment income (loss) at end of year	$784,991	$456,677	$(1,686)	$66,390	$1,521,125	$1,195,083
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,300,000	2,850,000	200,000	450,000	1,400,000	1,600,000
Shares repurchased	(700,000)	(350,000)	(200,000)	(100,000)	(400,000)	—
Shares outstanding, beginning of year	2,600,000	100,000	850,000	500,000	3,700,000	2,100,000
Shares outstanding, end of year	3,200,000	2,600,000	850,000	850,000	4,700,000 (a)	3,700,000

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		PowerShares FTSE RAFI Emerging Markets Portfolio		PowerShares FTSE RAFI Europe Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$639,840	$302,204	$6,523,343	$1,599,989	$309,016	$135,671
Net realized gain (loss)	1,539,298	(3,378,398)	21,871,612	(26,035,993)	(596,200)	(1,331,913)
Net change in unrealized appreciation (depreciation)	4,073,313	11,296,781	34,886,193	74,801,671	278,553	3,277,464
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	6,252,451	8,220,587	63,281,148	50,365,667	(8,631)	2,081,222
Undistributed net investment income (loss) included in the price of units issued and redeemed	(329,899)	57,796	882,014	(86,994)	(84,970)	25,437
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(990,019)	(176,533)	(1,722,465)	(1,670,394)	(109,257)	(111,776)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	(990,019)	(176,533)	(1,722,465)	(1,670,394)	(109,257)	(111,776)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	25,151,197	9,910,408	266,016,377	69,909,482	5,532,468	5,212,022
Value of shares repurchased	(2,137,288)	—	(5,446,480)	—	(6,836,796)	—
Transaction fee	—	—	—	—	—	—
Net income equalization	329,899	(57,796)	(882,014)	86,994	84,970	(25,437)
Net increase (decrease) in net assets resulting from shares transactions	23,343,808	9,852,612	259,687,883	69,996,476	(1,219,358)	5,186,585
Increase (Decrease) in Net Assets	28,276,341	17,954,462	322,128,580	118,604,755	(1,422,216)	7,181,468
NET ASSETS:
Beginning of year	31,490,000	13,535,538	175,113,470	56,508,715	12,381,757	5,200,289
End of year	$59,766,341	$31,490,000	$497,242,050	$175,113,470	$10,959,541	$12,381,757
Undistributed net investment income (loss) at end of year	$240,190	$83,199	$3,921,287	$698,761	$220,861	$10,557
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,200,000	500,000	11,850,000	4,300,000	150,000	150,000
Shares repurchased	(100,000)	—	(250,000)	—	(200,000)	—
Shares outstanding, beginning of year	1,500,000	1,000,000	8,500,000	4,200,000	350,000	200,000
Shares outstanding, end of year	2,600,000	1,500,000	20,100,000 (a)	8,500,000	300,000	350,000

(a)  20% of the outstanding shares of the PowerShares FTSE RAFI Emerging Markets Portfolio are owned by Invesco Ltd. and/or wholly owned, indirect subsidiaries.

(b)  8% of the outstanding shares of the PowerShares Global Agriculture Portfolio are owned by Invesco Ltd. and/or it's wholly owned, indirect subsidiaries.

See Notes to Financial Statements.

	PowerShares FTSE RAFI Japan Portfolio		PowerShares Global Agriculture Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$80,144	$54,288	$672,378	$108,004
Net realized gain (loss)	(437,326)	(1,282,050)	1,652,081	(44,024)
Net change in unrealized appreciation (depreciation)	870,770	1,895,790	6,535,026	2,939,475
Net increase from payment by affiliate (see Note 3)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	513,588	668,028	8,859,485	3,003,455
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	—	178,574	131,790
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(89,622)	(88,718)	(292,230)	(1,844)
Capital gains	—	—	—	—
Total distributions to shareholders	(89,622)	(88,718)	(292,230)	(1,844)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,945,552	—	42,039,588	23,233,651
Value of shares repurchased	(1,945,552)	—	(15,623,429)	(3,243,245)
Transaction fee	—	—	—	—
Net income equalization	—	—	(178,574)	(131,790)
Net increase (decrease) in net assets resulting from shares transactions	—	—	26,237,585	19,858,616
Increase (Decrease) in Net Assets	423,966	579,310	34,983,414	22,992,017
NET ASSETS:
Beginning of year	7,135,063	6,555,753	24,652,203	1,660,186
End of year	$7,559,029	$7,135,063	$59,635,617	$24,652,203
Undistributed net investment income (loss) at end of year	$64,123	$26,772	$410,378	$93,393
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	—	1,550,000	1,100,000
Shares repurchased	(50,000)	—	(650,000)	(150,000)
Shares outstanding, beginning of year	200,000	200,000	1,050,000	100,000
Shares outstanding, end of year	200,000	200,000	1,950,000 (b)	1,050,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Biotech Portfolio		PowerShares Global Clean Energy Portfolio		PowerShares Global Coal Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$(7,599)	$(11,081)	$385,427	$331,962	$145,925	$122,905
Net realized gain (loss)	(139,437)	(74,575)	(13,031,463)	(75,488,846)	1,795,614	(83,220)
Net change in unrealized appreciation (depreciation)	754,941	(83,352)	(8,693,055)	111,775,756	1,486,470	3,588,288
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	607,905	(169,008)	(21,339,091)	36,618,872	3,428,009	3,627,973
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	(4,846)	(39,100)	94,121	15,937	(43,194)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(79,514)	(325,043)	(170,348)	(24,564)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	—	—	(79,514)	(325,043)	(170,348)	(24,564)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,219,231	1,215,744	29,473,889	43,126,239	11,828,940	7,395,919
Value of shares repurchased	(1,219,231)	—	(32,242,178)	—	(6,943,964)	(1,285,429)
Transaction fee	—	—	—	—	—	—
Net income equalization	—	4,846	39,100	(94,121)	(15,937)	43,194
Net increase (decrease) in net assets resulting from shares transactions	—	1,220,590	(2,729,189)	43,032,118	4,869,039	6,153,684
Increase (Decrease) in Net Assets	607,905	1,046,736	(24,186,894)	79,420,068	8,142,637	9,713,899
NET ASSETS:
Beginning of year	3,219,788	2,173,052	185,972,699	106,552,631	11,121,353	1,407,454
End of year	$3,827,693	$3,219,788	$161,785,805	$185,972,699	$19,263,990	$11,121,353
Undistributed net investment income (loss) at end of year	$(175)	$—	$208,502	$79,461	$60,883	$95,743
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	50,000	1,875,000	3,275,000	400,000	400,000
Shares repurchased	(50,000)	—	(2,250,000)	—	(250,000)	(50,000)
Shares outstanding, beginning of year	150,000	100,000	11,975,000	8,700,000	450,000	100,000
Shares outstanding, end of year	150,000	150,000	11,600,000	11,975,000	600,000	450,000

(a)  8% of the outstanding shares of the PowerShares Global Gold and Precious Metals Portfolio are owned by Invesco Ltd. and/or it's wholly owned, indirect subsidiaries.

See Notes to Financial Statements.

	PowerShares Global Gold and Precious Metals Portfolio		PowerShares Global Nuclear Energy Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$30,636	$9,967	$317,598	$300,551
Net realized gain (loss)	2,112,721	2,236,967	(1,459,584)	(11,489,797)
Net change in unrealized appreciation (depreciation)	10,635,130	1,883,917	4,341,057	19,121,046
Net increase from payment by affiliate (see Note 3)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	12,778,487	4,130,851	3,199,071	7,931,800
Undistributed net investment income (loss) included in the price of units issued and redeemed	161,236	279,533	(20,434)	9,006
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(91,512)	—	(982,844)	(136,044)
Capital gains	(318)	—	—	—
Total distributions to shareholders	(91,830)	—	(982,844)	(136,044)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	20,591,451	33,355,852	7,708,069	3,877,721
Value of shares repurchased	(2,225,492)	(11,816,938)	(5,337,150)	(3,361,038)
Transaction fee	—	—	—	—
Net income equalization	(161,236)	(279,533)	20,434	(9,006)
Net increase (decrease) in net assets resulting from shares transactions	18,204,723	21,259,381	2,391,353	507,677
Increase (Decrease) in Net Assets	31,052,616	25,669,765	4,587,146	8,312,439
NET ASSETS:
Beginning of year	27,324,694	1,654,929	35,114,337	26,801,898
End of year	$58,377,310	$27,324,694	$39,701,483	$35,114,337
Undistributed net investment income (loss) at end of year	$1,693	$53,590	$(233,017)	$218,099
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	1,100,000	400,000	200,000
Shares repurchased	(50,000)	(400,000)	(300,000)	(200,000)
Shares outstanding, beginning of year	800,000	100,000	1,900,000	1,900,000
Shares outstanding, end of year	1,250,000 (a)	800,000	2,000,000	1,900,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Progressive Transportation Portfolio		PowerShares Global Steel Portfolio		PowerShares Global Water Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$55,400	$27,838	$98,450	$27,024	$3,894,627	$3,742,447
Net realized gain (loss)	200,379	(428,710)	(187,223)	(126,932)	8,681,725	(57,473,438)
Net change in unrealized appreciation (depreciation)	501,265	1,075,061	263,963	811,058	14,776,055	125,791,622
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	757,044	674,189	175,190	711,150	27,352,407	72,060,631
Undistributed net investment income (loss) included in the price of units issued and redeemed	2,100	8,740	7,824	9,665	82,291	345,929
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(52,257)	(7,096)	(51,106)	—	(4,395,937)	(3,282,518)
Capital gains	—	—	—	—	—	—
Total distributions to shareholders	(52,257)	(7,096)	(51,106)	—	(4,395,937)	(3,282,518)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,082,565	1,225,702	9,386,921	854,776	87,173,887	43,292,512
Value of shares repurchased	(2,681,505)	—	(7,018,501)	—	(68,398,858)	(29,163,750)
Transaction fee	—	—	—	—	—	—
Net income equalization	(2,100)	(8,740)	(7,824)	(9,665)	(82,291)	(345,929)
Net increase (decrease) in net assets resulting from shares transactions	1,398,960	1,216,962	2,360,596	845,111	18,692,738	13,782,833
Increase (Decrease) in Net Assets	2,105,847	1,892,795	2,492,504	1,565,926	41,731,499	82,906,875
NET ASSETS:
Beginning of year	3,736,477	1,843,682	2,848,073	1,282,147	280,423,807	197,516,932
End of year	$5,842,324	$3,736,477	$5,340,577	$2,848,073	$322,155,306	$280,423,807
Undistributed net investment income (loss) at end of year	$22,989	$24,945	$38,364	$27,126	$1,567,883	$2,520,305
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	50,000	450,000	50,000	4,800,000	2,850,000
Shares repurchased	(100,000)	—	(350,000)	—	(3,900,000)	(2,500,000)
Shares outstanding, beginning of year	150,000	100,000	150,000	100,000	16,350,000	16,000,000
Shares outstanding, end of year	200,000	150,000	250,000	150,000	17,250,000	16,350,000

(a)  6% of the outstanding shares of the PowerShares Mena Frontier Countries Portfolio are owned by Invesco Ltd. and/or it's wholly owned, indirect subsidiaries.

See Notes to Financial Statements.

	PowerShares Global Wind Energy Portfolio		PowerShares MENA Frontier Countries Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$21,576	$54,149	$423,357	$333,037
Net realized gain (loss)	(6,078,849)	(5,462,072)	(3,288,171)	(13,290,218)
Net change in unrealized appreciation (depreciation)	(8,914,898)	17,441,751	2,736,207	11,107,965
Net increase from payment by affiliate (see Note 3)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(14,972,171)	12,033,828	(128,607)	(1,849,216)
Undistributed net investment income (loss) included in the price of units issued and redeemed	3,169	(11,817)	86,508	113,403
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(87,570)	(207,955)	—
Capital gains	—	—	—	—
Total distributions to shareholders	—	(87,570)	(207,955)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	23,489,402	10,841,917	4,065,699
Value of shares repurchased	(2,103,779)	(5,984,923)	(6,287,017)	(4,479,781)
Transaction fee	—	—	85,645	42,727
Net income equalization	(3,169)	11,817	(86,508)	(113,403)
Net increase (decrease) in net assets resulting from shares transactions	(2,106,948)	17,516,296	4,554,037	(484,758)
Increase (Decrease) in Net Assets	(17,075,950)	29,450,737	4,303,983	(2,220,571)
NET ASSETS:
Beginning of year	43,558,165	14,107,428	17,252,975	19,473,546
End of year	$26,482,215	$43,558,165	$21,556,958	$17,252,975
Undistributed net investment income (loss) at end of year	$9	$11	$320,019	$143,674
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	1,750,000	825,000	300,000
Shares repurchased	(200,000)	(350,000)	(450,000)	(400,000)
Shares outstanding, beginning of year	2,800,000	1,400,000	1,200,000	1,300,000
Shares outstanding, end of year	2,600,000	2,800,000	1,575,000 (a)	1,200,000

Financial Highlights

PowerShares DWA Developed Markets Technical Leaders Portfolio

	Year Ended October 31,			For the Period December 27, 2007* through
	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.54		$13.29	$24.94
Net investment income**	0.16		0.25	0.42
Net realized and unrealized gain (loss) on investments	3.59		4.02	(11.79)
Total from investment operations	3.75		4.27	(11.37)
Distributions to shareholders from:
Net investment income	(0.44)		(0.02)	(0.10)
Return of capital	—		—	(0.18)
Total distributions	(0.44)		(0.02)	(0.28)
Net asset value at end of period	$20.85		$17.54	$13.29
Share price at end of period***	$20.94		$17.18	$12.84
NET ASSET VALUE TOTAL RETURN****	21.82	%(a)	32.14%	(46.12	)%(b)
SHARE PRICE TOTAL RETURN****	24.88%		33.97%	(47.93	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$97,980		$22,805	$23,922
Ratio to average net assets of:
Expenses	0.80%		0.80%	0.80	%†
Net investment income	0.86%		1.75%	2.14	%†
Portfolio turnover rate ††	107%		135%	205%
Undistributed net investment income included in price of units issued and redeemed**#	$0.09		$0.01	$0.11

PowerShares DWA Emerging Markets Technical Leaders Portfolio

	Year Ended October 31,		For the Period December 27, 2007* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.30	$9.24	$25.07
Net investment income**	0.13	0.08	0.39
Net realized and unrealized gain (loss) on investments	4.55	3.98	(16.16)
Total from investment operations	4.68	4.06	(15.77)
Distributions to shareholders from:
Net investment income	(0.10)	—	—
Return of capital	—	—	(0.06)
Total distributions	(0.10)	—	(0.06)
Net asset value at end of period	$17.88	$13.30	$9.24
Share price at end of period***	$17.99	$13.17	$9.45
NET ASSET VALUE TOTAL RETURN****	35.43%	43.94%	(63.04	)%(c)
SHARE PRICE TOTAL RETURN****	37.62%	39.36%	(62.20	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$312,086	$28,603	$12,938
Ratio to average net assets of:
Expenses	0.90%	0.90%	0.90	%†
Net investment income	0.88%	0.79%	2.30	%†
Portfolio turnover rate ††	128%	205%	223%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.47)	$(0.05)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.01 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 21.76%.

(b)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the exchange) to October 31, 2008 was (46.42)%. The share price total return from Fund Inception to October 31, 2008 was (48.52)%.

(c)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the exchange) to October 31, 2008 was (62.96)%. The share price total return from Fund Inception to October 31, 2008 was (62.39)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

	Year Ended October 31,				For the Period June 13, 2007* through
	2010	2009		2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.66	$11.32		$26.89	$24.84
Net investment income**	0.27	0.30		0.55	0.08
Net realized and unrealized gain (loss) on investments	1.47	4.17		(15.61)	2.01
Total from investment operations	1.74	4.47		(15.06)	2.09
Distributions to shareholders from:
Net investment income	(0.31)	(0.13)		(0.42)	(0.04)
Return of capital	—	—		(0.09)	—
Total distributions	(0.31)	(0.13)		(0.51)	(0.04)
Net asset value at end of period	$17.09	$15.66		$11.32	$26.89
Share price at end of period***	$17.03	$15.44		$11.27
NET ASSET VALUE TOTAL RETURN****	11.33%	39.69%		(56.89)%	8.42%
SHARE PRICE TOTAL RETURN****	12.51%	38.34%		(57.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$32,480	$59,514		$46,416	$56,476
Ratio to average net assets of:
Expenses	0.75%	0.75%		0.75%	0.75%†
Net investment income	1.72%	2.49%		2.67%	0.96%†
Portfolio turnover rate ††	125%	194%		194%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$(0.00	)(a)	$0.10	$0.06

PowerShares Emerging Markets Infrastructure Portfolio

	Year Ended October 31,		For the Period October 15, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$39.92	$20.20	$22.64
Net investment income**	0.53	0.56	0.06
Net realized and unrealized gain (loss) on investments	9.87	19.26	(2.50)
Total from investment operations	10.40	19.82	(2.44)
Distributions to shareholders from:
Net investment income	(0.41)	(0.10)	—
Net asset value at end of period	$49.91	$39.92	$20.20
Share price at end of period***	$50.04	$40.10	$20.20
NET ASSET VALUE TOTAL RETURN****	26.23%	98.46%	(10.78	)%(b)
SHARE PRICE TOTAL RETURN****	25.98%	99.35%	(10.78	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$159,698	$103,786	$2,020
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income	1.22%	1.65%	6.64	%†
Portfolio turnover rate ††	36%	38%	5%
Undistributed net investment income included in price of units issued and redeemed**#	$0.02	$0.42	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception October 16, 2008 (first day of trading on the exchange) to October 31, 2008 was (7.55)%. The share price total return from Fund Inception to October 31, 2008 was (17.48)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

	Year Ended October 31,			For the Period June 25, 2007* through
	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$45.52	$28.82	$63.10	$50.11
Net investment income**	1.08	1.19	1.85	0.51
Net realized and unrealized gain (loss) on investments	6.98	16.57	(34.33)	12.74
Total from investment operations	8.06	17.76	(32.48)	13.25
Distributions to shareholders from:
Net investment income	(1.86)	(1.06)	(1.65)	(0.26)
Return of capital	—	—	(0.15)	—
Total distributions	(1.86)	(1.06)	(1.80)	(0.26)
Net asset value at end of period	$51.72	$45.52	$28.82	$63.10
Share price at end of period***	$51.99	$45.28	$28.76
NET ASSET VALUE TOTAL RETURN****	18.37%	63.18%	(52.57)%	26.53%
SHARE PRICE TOTAL RETURN****	19.59%	62.64%	(53.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,960	$38,690	$14,412	$12,633
Ratio to average net assets of:
Expenses	0.80%	0.80%	0.80%	0.80%†
Net investment income	2.33%	3.54%	3.78%	2.74%†
Portfolio turnover rate ††	30%	42%	45%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.22	$0.17	$—

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

	Year Ended October 31,			For the Period June 25, 2007* through
	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$37.49	$27.86	$53.05	$49.37
Net investment income**	0.72	0.67	1.32	0.13
Net realized and unrealized gain (loss) on investments	1.60	9.55	(25.98)	3.56
Total from investment operations	2.32	10.22	(24.66)	3.69
Distributions to shareholders from:
Net investment income	(0.81)	(0.59)	(0.53)	(0.01)
Net asset value at end of period	$39.00	$37.49	$27.86	$53.05
Share price at end of period***	$39.43	$37.13	$28.41
NET ASSET VALUE TOTAL RETURN****	6.37%	37.40%	(46.86)%	7.48%
SHARE PRICE TOTAL RETURN****	8.55%	33.43%	(46.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$183,323	$138,705	$58,509	$31,840
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%†
Net investment income	1.99%	2.21%	3.09%	0.85%†
Portfolio turnover rate ††	21%	28%	31%	30%
Undistributed net investment income included in price of units issued and redeemed**#	$0.11	$0.39	$0.27	$0.12

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the same price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

	Year Ended October 31,			For the Period September 27, 2007* through
	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.99	$13.54	$26.47	$25.18
Net investment income**	0.32	0.28	0.45	0.01
Net realized and unrealized gain (loss) on investments	2.31	7.34	(13.07)	1.28
Total from investment operations	2.63	7.62	(12.62)	1.29
Distributions to shareholders from:
Net investment income	(0.63)	(0.17)	(0.31)	—
Net asset value at end of period	$22.99	$20.99	$13.54	$26.47
Share price at end of period***	$23.27	$20.79	$13.99
NET ASSET VALUE TOTAL RETURN****	12.93%	56.70%	(48.13)%	5.12%
SHARE PRICE TOTAL RETURN****	15.40%	50.21%	(46.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,766	$31,490	$13,536	$5,294
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75	%†
Net investment income	1.52%	1.74%	2.13%	0.36	%†
Portfolio turnover rate ††	24%	41%	50%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.16)	$0.05	$0.11	$—

PowerShares FTSE RAFI Emerging Markets Portfolio

	Year Ended October 31,			For the Period September 27, 2007* through
	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.60	$13.45	$27.94	$25.55
Net investment income**	0.48	0.26	0.51	0.01
Net realized and unrealized gain (loss) on investments	3.82	7.21	(14.74)	2.38
Total from investment operations	4.30	7.47	(14.23)	2.39
Distributions to shareholders from:
Net investment income	(0.16)	(0.32)	(0.26)	—
Net asset value at end of period	$24.74	$20.60	$13.45	$27.94
Share price at end of period***	$25.01	$20.57	$13.52
NET ASSET VALUE TOTAL RETURN****	20.94%	56.48%	(51.32)%	9.35%
SHARE PRICE TOTAL RETURN****	22.43%	55.41%	(51.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$497,242	$175,113	$56,509	$27,942
Ratio to average net assets of:
Expenses	0.85%	0.85%	0.85%	0.85	%†
Net investment income	2.13%	1.52%	2.29%	0.56	%†
Portfolio turnover rate ††	41%	52%	49%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.06	$(0.01)	$(0.06)	$0.00	(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 0.5%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Europe Portfolio

	Year Ended October 31,			For the Period June 25, 2007* through
	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$35.38	$26.00	$54.24	$49.50
Net investment income**	0.74	0.60	1.41	0.14
Net realized and unrealized gain (loss) on investments	0.70	9.34	(28.23)	4.64
Total from investment operations	1.44	9.94	(26.82)	4.78
Distributions to shareholders from:
Net investment income	(0.29)	(0.56)	(1.40)	(0.04)
Return of capital	—	—	(0.02)	—
Total distribution	(0.29)	(0.56)	(1.42)	(0.04)
Net asset value at end of period	$36.53	$35.38	$26.00	$54.24
Share price at end of period***	$36.50	$35.01	$26.15
NET ASSET VALUE TOTAL RETURN****	4.14%	38.83%	(50.46)%	9.67%
SHARE PRICE TOTAL RETURN****	5.17%	36.58%	(50.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,960	$12,382	$5,200	$5,446
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%†
Net investment income	2.15%	2.12%	3.22%	0.78%†
Portfolio turnover rate ††	30%	22%	35%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.20)	$0.11	$0.12	$—

PowerShares FTSE RAFI Japan Portfolio

	Year Ended October 31,			For the Period June 25, 2007* through
	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$35.68	$32.78	$49.65	$49.65
Net investment income**	0.40	0.27	0.61	0.21
Net realized and unrealized gain (loss) on investments	2.17	3.07	(16.82)	(0.21)
Total from investment operations	2.57	3.34	(16.21)	0.00
Distributions to shareholders from:
Net investment income	(0.45)	(0.44)	(0.66)	—
Net asset value at end of period	$37.80	$35.68	$32.78	$49.65
Share price at end of period***	$37.51	$35.71	$32.67
NET ASSET VALUE TOTAL RETURN****	7.27%	10.26%	(33.00)%	0.00%
SHARE PRICE TOTAL RETURN****	6.38%	10.73%	(34.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,559	$7,135	$6,556	$4,975
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%†
Net investment income	1.08%	0.81%	1.42%	1.20%†
Portfolio turnover rate ††	33%	58%	35%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$—	$(0.19)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Agriculture Portfolio

	Year Ended October 31,		For the Period September 16, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.48	$16.60	$25.35
Net investment income**	0.33	0.17	—	(a)
Net realized and unrealized gain (loss) on investments	6.92	6.72	(8.75)
Total from investment operations	7.25	6.89	(8.75)
Distributions to shareholders from:
Net investment income	(0.15)	(0.01)	—
Net asset value at end of period	$30.58	$23.48	$16.60
Share price at end of period***	$30.68	$23.27	$16.69
NET ASSET VALUE TOTAL RETURN****	30.99%	41.53%	(34.52	)%(b)
SHARE PRICE TOTAL RETURN****	32.61%	39.50%	(34.16	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,636	$24,652	$1,660
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income	1.25%	0.79%	0.13	%†
Portfolio turnover rate ††	19%	33%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.09	$0.21	$—

PowerShares Global Biotech Portfolio

	Year Ended October 31,		For the Period September 16, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.47	$21.73	$25.51
Net investment income (loss)**	(0.05)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	4.10	(0.16)	(3.76)
Total from investment operations	4.05	(0.26)	(3.78)
Net asset value at end of period	$25.52	$21.47	$21.73
Share price at end of period***	$25.51	$21.62	$21.87
NET ASSET VALUE TOTAL RETURN****	18.86%	(1.20)%	(14.82	)%(c)
SHARE PRICE TOTAL RETURN****	17.99%	(1.14)%	(14.27	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,828	$3,220	$2,173
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income (loss)	(0.22)%	(0.49)%	(0.75	)%†
Portfolio turnover rate ††	22%	41%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.05)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (32.63)%. The share price total return from Fund Inception to October 31, 2008 was (33.46)%.

(c)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (12.38)%. The share price total return from Fund Inception to October 31, 2008 was (12.90)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Clean Energy Portfolio

	Year Ended October 31,				For the Period June 13, 2007* through
	2010		2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.53		$12.25	$30.95	$25.10
Net investment income**	0.03		0.03	0.02	0.03
Net realized and unrealized gain (loss) on investments	(1.60)		3.28	(18.72)	5.82
Total from investment operations	(1.57)		3.31	(18.70)	5.85
Distributions to shareholders from:
Net investment income	(0.01)		(0.03)	—	—
Net asset value at end of period	$13.95		$15.53	$12.25	$30.95
Share price at end of period***	$13.91		$15.39	$12.43
NET ASSET VALUE TOTAL RETURN****	(10.14)%		27.10%	(60.42)%	23.31%
SHARE PRICE TOTAL RETURN****	(9.58)%		24.13%	(60.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$161,786		$185,973	$106,553	$95,963
Ratio to average net assets of:
Expenses	0.75%		0.75%	0.75%	0.75	%†
Net investment income	0.22%		0.23%	0.09%	(0.19	)%†
Portfolio turnover rate ††	39%		62%	62%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.01	$0.02	$0.05

PowerShares Global Coal Portfolio

	Year Ended October 31,		For the Period September 16, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.71	$14.07	$24.40
Net investment income**	0.27	0.46	0.06
Net realized and unrealized gain (loss) on investments	7.44	10.43	(10.39)
Total from investment operations	7.71	10.89	(10.33)
Distributions to shareholders from:
Net investment income	(0.31)	(0.25)	—
Net asset value at end of period	$32.11	$24.71	$14.07
Share price at end of period***	$32.29	$24.48	$14.31
NET ASSET VALUE TOTAL RETURN****	31.40%	79.17%	(42.34	)%(b)
SHARE PRICE TOTAL RETURN****	33.38%	74.45%	(41.35	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,264	$11,121	$1,407
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income	0.98%	2.30%	2.82	%†
Portfolio turnover rate ††	30%	52%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$(0.16)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (40.43)%. The share price total return from Fund Inception to October 31, 2008 was (38.85)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Gold and Precious Metals Portfolio

	Year Ended October 31,			For the Period September 16, 2008* through
	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$34.16		$16.55	$25.17
Net investment income (loss)**	0.03		0.02	(0.01)
Net realized and unrealized gain (loss) on investments	12.60		17.59	(8.61)
Total from investment operations	12.63		17.61	(8.62)
Distributions to shareholders from:
Net investment income	(0.09)		—	—
Capital gains	(0.00	)(a)	—	—
Total distributions	(0.09)		—	—
Net asset value at end of period	$46.70		$34.16	$16.55
Share price at end of period***	$46.77		$34.31	$16.74
NET ASSET VALUE TOTAL RETURN****	37.05%		106.41%	(34.25	)%(b)
SHARE PRICE TOTAL RETURN****	36.65%		104.96%	(33.49	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,377		$27,325	$1,655
Ratio to average net assets of:
Expenses	0.75%		0.75%	0.75	%†
Net investment income (loss)	0.07%		0.08%	(0.22	)%†
Portfolio turnover rate ††	27%		29%	18%
Undistributed net investment income included in price of units issued and redeemed**#	$0.15		$0.66	$—

PowerShares Global Nuclear Energy Portfolio

	Year Ended October 31,		For the Period April 1, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.48	$14.11	$24.87
Net investment income**	0.17	0.17	0.07
Net realized and unrealized gain (loss) on investments	1.72	4.28	(10.82)
Total from investment operations	1.89	4.45	(10.75)
Distributions to shareholders from:
Net investment income	(0.52)	(0.08)	(0.01)
Net asset value at end of period	$19.85	$18.48	$14.11
Share price at end of period***	$19.86	$18.29	$14.25
NET ASSET VALUE TOTAL RETURN****	10.46%	31.67%	(43.25	)%(c)
SHARE PRICE TOTAL RETURN****	11.65%	29.03%	(42.68	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$39,701	$35,114	$26,802
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income	0.89%	1.03%	0.57	%†
Portfolio turnover rate ††	31%	62%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (39.49)%. The share price total return from Fund Inception to October 31, 2008 was (38.93)%.

(c)  The net asset value total return from Fund Inception April 3, 2008 (first day of trading on the exchange) to October 31, 2008 was (44.95)%. The share price total return from Fund Inception to October 31, 2008 was (45.05)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Progressive Transportation Portfolio

	Year Ended October 31,		For the Period September 16, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.91	$18.44	$24.98
Net investment income**	0.29	0.25	0.03
Net realized and unrealized gain (loss) on investments	4.32	6.29	(6.57)
Total from investment operations	4.61	6.54	(6.54)
Distributions to shareholders from:
Net investment income	(0.31)	(0.07)	—
Net asset value at end of period	$29.21	$24.91	$18.44
Share price at end of period***	$29.18	$24.88	$18.56
NET ASSET VALUE TOTAL RETURN****	18.64%	35.62%	(26.18	)%(a)
SHARE PRICE TOTAL RETURN****	18.65%	34.58%	(25.70	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,842	$3,736	$1,844
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income	1.09%	1.23%	1.12	%†
Portfolio turnover rate ††	56%	74%	28%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.08	$—

PowerShares Global Steel Portfolio

	Year Ended October 31,		For the Period September 16, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.99	$12.82	$24.58
Net investment income**	0.23	0.23	0.08
Net realized and unrealized gain (loss) on investments	2.25	5.94	(11.84)
Total from investment operations	2.48	6.17	(11.76)
Distributions to shareholders from:
Net investment income	(0.11)	—	—
Net asset value at end of period	$21.36	$18.99	$12.82
Share price at end of period***	$21.29	$19.04	$12.91
NET ASSET VALUE TOTAL RETURN****	13.09%	48.13%	(47.84	)%(b)
SHARE PRICE TOTAL RETURN****	12.42%	47.48%	(47.48	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,341	$2,848	$1,282
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income	1.04%	1.45%	4.03	%†
Portfolio turnover rate ††	46%	20%	280%
Undistributed net investment income included in price of units issued and redeemed**#	$0.02	$0.08	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (24.36)%. The share price total return from Fund Inception to October 31, 2008 was (23.78)%.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the exchange) to October 31, 2008 was (45.35)%. The share price total return from Fund Inception to October 31, 2008 was (44.30)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Water Portfolio

	Year Ended October 31,			For the Period June 13, 2007* through
	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.15	$12.34	$26.79	$24.63
Net investment income (loss)**	0.22	0.25	0.32	(0.03)
Net realized and unrealized gain (loss) on investments	1.56	4.78	(14.77)	2.19
Total from investment operations	1.78	5.03	(14.45)	2.16
Distributions to shareholders from:
Net investment income	(0.25)	(0.22)	—	—
Net asset value at end of period	$18.68	$17.15	$12.34	$26.79
Share price at end of period***	$18.69	$17.03	$12.14
NET ASSET VALUE TOTAL RETURN****	10.47%	41.25%	(53.94)%	8.77%
SHARE PRICE TOTAL RETURN****	11.30%	42.58%	(55.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$322,155	$280,424	$197,517	$241,094
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%†
Net investment income (loss)	1.23%	1.82%	1.49%	(0.29)%†
Portfolio turnover rate ††	27%	36%	54%	24%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.02	$0.01	$0.01

PowerShares Global Wind Energy Portfolio

	Year Ended October 31,		For the Period June 27, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.56	$10.08	$24.44
Net investment income (loss)**	0.01	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(5.38)	5.51	(14.35)
Total from investment operations	(5.37)	5.53	(14.36)
Distribution to shareholders from:
Net investment income	—	(0.05)	—
Net asset value at end of period	$10.19	$15.56	$10.08
Share price at end of period***	$10.21	$15.41	$10.39
NET ASSET VALUE TOTAL RETURN****	(34.51)%	55.02%	(58.76	)%(b)
SHARE PRICE TOTAL RETURN****	(33.74)%	48.93%	(57.49	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$26,482	$43,558	$14,107
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income (loss)	0.06%	0.17%	(0.19	)%†
Portfolio turnover rate ††	41%	86%	44%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.01)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception July 1, 2008 (first day of trading on the exchange) to October 31, 2008 was (58.09)%. The share price total return from Fund Inception to October 31, 2008 was (57.28)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares MENA Frontier Countries Portfolio

	Year Ended October 31,		For the Period July 7, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.38	$14.98	$25.00
Net investment income (loss)**	0.35	0.29	(0.02)
Net realized and unrealized gain (loss) on investments	(0.90)	(0.93)	(10.00)
Total from investment operations	(0.55)	(0.64)	(10.02)
Distributions to shareholders from:
Net investment income	(0.21)	—	—
Transaction fees**	0.07	0.04	—
Net asset value at end of period	$13.69	$14.38	$14.98
Share price at end of period***	$13.74	$14.10	$15.13
NET ASSET VALUE TOTAL RETURN****	(3.26)%	(4.00)%	(40.08	)%(a)
SHARE PRICE TOTAL RETURN****	(0.96)%	(6.81)%	(39.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,557	$17,253	$19,474
Ratio to average net assets of:
Expenses, after waivers	0.70%	0.70%	0.70	%†
Expenses, prior to waivers	0.95%	0.95%	0.95	%†
Net investment income (loss), after waivers	2.71%	2.33%	(0.32	)%†
Portfolio turnover rate ††	139%	126%	70%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.07	$0.10	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 9, 2008 (first day of trading on the exchange) to October 31, 2008 was (39.35)%. The share price total return from Fund Inception to October 31, 2008 was (38.25)%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered forty-four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed MarketsTechnical Leaders Portfolio	"DWA Developed Markets Technical Leaders Portfolio"

PowerShares DWA Emerging Markets Technical Leaders Portfolio	"DWA Emerging Markets Technical Leaders Portfolio"

PowerShares Dynamic Developed International Opportunities Portfolio	"Dynamic Developed International Opportunities Portfolio"

PowerShares Emerging Markets Infrastructure Portfolio	"Emerging Markets Infrastructure Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	"FTSE RAFI Asia Pacific ex-Japan Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	"FTSE RAFI Developed Markets ex-U.S. Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"

PowerShares FTSE RAFI Emerging Markets Portfolio	"FTSE RAFI Emerging Markets Portfolio"

PowerShares FTSE RAFI Europe Portfolio	"FTSE RAFI Europe Portfolio"

PowerShares FTSE RAFI Japan Portfolio	"FTSE RAFI Japan Portfolio"

PowerShares Global Agriculture Portfolio	"Global Agriculture Portfolio"

PowerShares Global Biotech Portfolio	"Global Biotech Portfolio"

PowerShares Global Clean Energy Portfolio	"Global Clean Energy Portfolio"

PowerShares Global Coal Portfolio	"Global Coal Portfolio"

PowerShares Global Gold and Precious Metals Portfolio	"Global Gold and Precious Metals Portfolio"

PowerShares Global Nuclear Energy Portfolio	"Global Nuclear Energy Portfolio"

PowerShares Global Progressive Transportation Portfolio	"Global Progressive Transportation Portfolio"

PowerShares Global Steel Portfolio	"Global Steel Portfolio"

PowerShares Global Water Portfolio	"Global Water Portfolio"

PowerShares Global Wind Energy Portfolio	"Global Wind Energy Portfolio"

PowerShares MENA Frontier Countries Portfolio	"MENA Frontier Countries Portfolio"

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The Shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the following exchange:

Fund	Exchange
DWA Developed Markets Technical Leaders Portfolio	NYSE Arca, Inc.

DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca, Inc.

Dynamic Developed International Opportunities Portfolio	NYSE Arca, Inc.

Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.

FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.

FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.

FTSE RAFI Europe Portfolio	NYSE Arca, Inc.

FTSE RAFI Japan Portfolio	NYSE Arca, Inc.

Global Agriculture Portfolio	NASDAQ Stock Market

Global Biotech Portfolio	NASDAQ Stock Market

Global Clean Energy Portfolio	NYSE Arca, Inc.

Global Coal Portfolio	NASDAQ Stock Market

Global Gold and Precious Metals Portfolio	NASDAQ Stock Market

Global Nuclear Energy Portfolio	NYSE Arca, Inc.

Global Progressive Transportation Portfolio	NASDAQ Stock Market

Global Steel Portfolio	NASDAQ Stock Market

Global Water Portfolio	NYSE Arca, Inc.

Global Wind Energy Portfolio	NASDAQ Stock Market

MENA Frontier Countries Portfolio	NASDAQ Stock Market

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed principally in-kind for securities included in a specified index, except for MENA Frontier Countries Portfolio, which issues and redeems Creation Units principally for cash and partially in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally (before fees and expenses) to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Fund	Index
Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex U.S. Index

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex U.S. Mid Small 1500 Index

FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM

Global Biotech Portfolio	NASDAQ OMX Global Biotechnology IndexSM

Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM

Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

Global Progressive Transportation Portfolio	Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

Global Water Portfolio	Palisades Global Water Index

Global Wind Energy Portfolio	NASDAQ OMX Clean Edge® Global Wind Energy Index

MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

With respect to each of FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, FTSE RAFI Emerging Markets Portfolio and FTSE RAFI Japan Portfolio, each Fund's use of a representative sampling approach will result in the Funds holding a smaller number of securities than are in its respective Underlying Indices. As a result, an adverse development respecting an issuer of securities held by the Funds could result in a greater decline in net asset values than would be the case if the Funds held all of the securities in its respective Indices. To the extent the assets in the Funds are smaller, these risks will be greater.

Pursuant to the methodology of the Index Provider used to calculate and maintain the Index of the MENA Frontier Countries Portfolio, when a security in the Index reaches its limitation on foreign ownership, it will be removed from the Index that day. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund's annual return and the return of its Index may increase significantly.

Non-Diversified Fund Risk. Each Fund is considered non-diversified (except for FTSE RAFI Developed Markets ex-U.S. Portfolio) and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between a Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign, Frontier and Emerging Market Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of, and less reliable, financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Geographic Risk. Funds that are less diversified across geographic regions or countries, are generally riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Micro Capitalization Company Risk. Investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Cash Redemption Risk. With respect to MENA Frontier Countries Portfolio, unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind, because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds,

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date, except with respect to Global Agriculture Portfolio, Global Biotech Portfolio, Global Coal Portfolio, Global Gold and Precious Metals Portfolio, Global Progressive Transportation Portfolio, Global Steel Portfolio, Global Wind Energy Portfolio and MENA Frontier Countries Portfolio, which are declared and paid annually. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar, are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed Markets Technical Leaders Portfolio	0.80%
DWA Emerging Markets Technical Leaders Portfolio	0.90%
Dynamic Developed International Opportunities Portfolio	0.75%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
FTSE RAFI Emerging Markets Portfolio	0.85%
FTSE RAFI Europe Portfolio	0.75%
FTSE RAFI Japan Portfolio	0.75%
Global Agriculture Portfolio	0.75%
Global Biotech Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Coal Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Nuclear Energy Portfolio	0.75%
Global Progressive Transportation Portfolio	0.75%
Global Steel Portfolio	0.75%
Global Water Portfolio	0.75%
Global Wind Energy Portfolio	0.75%
MENA Frontier Countries Portfolio	0.95%*

* The Adviser has voluntarily agreed to waive a portion of its unitary management fee until April 20, 2011. After giving effect to such waiver, the Fund's net unitary management fee is 0.70% of average daily net assets of the Fund. The fee waiver may be modified or terminated by the Adviser at its discretion after April 20, 2011.

For the year ended October 31, 2010, the Adviser has reimbursed the DWA Developed Markets Technical Leaders Portfolio for an economic loss of $16,695.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.

Dynamic Developed International Opportunities Portfolio	Quantitative Services Group, LLC

Emerging Markets Infrastructure Portfolio	S-Network Global Indexes, LLC

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Fund	Licensor
FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.

FTSE RAFI Europe Portfolio	FTSE International Ltd.

FTSE RAFI Japan Portfolio	FTSE International Ltd.

Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.

Global Biotech Portfolio	The NASDAQ OMX Group, Inc.

Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC

Global Coal Portfolio	The NASDAQ OMX Group, Inc.

Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.

Global Nuclear Energy Portfolio	WNA GLOBAL INDEXES, LLC

Global Progressive Transportation Portfolio	The NASDAQ OMX Group, Inc.

Global Steel Portfolio	The NASDAQ OMX Group, Inc.

Global Water Portfolio	Water Index Associates, LLC

Global Wind Energy Portfolio	The NASDAQ OMX Group, Inc.

MENA Frontier Countries Portfolio	The NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which each Fund may track its respective Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
DWA Developed Markets Technical Leaders Portfolio
Equity Securities	$97,952,656	$—	$0	$97,952,656
DWA Emerging Markets Technical Leaders Portfolio
Equity Securities	312,037,682	—	—	312,037,682
Money Market Fund	163,803	—	—	163,803
Total	312,201,485	—	—	312,201,485
Dynamic Developed International Opportunities Portfolio
Equity Securities	32,445,887	449	0	32,446,336
Emerging Markets Infrastructure Portfolio
Equity Securities	158,095,646	1,321,465	—	159,417,111
Money Market Fund	182,367	—	—	182,367
Total	158,278,013	1,321,465	—	159,599,478
FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	43,943,268	3,624	0	43,946,892
Money Market Fund	64,215	—	—	64,215
Total	44,007,483	3,624	0	44,011,107
FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	183,257,430	3,343	0	183,260,773
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	59,551,834	75,524	0	59,627,358
Money Market	15,381	—	—	15,381
Total	59,567,215	75,524	0	59,642,739
FTSE RAFI Emerging Markets Portfolio
Equity Securities	496,610,020	2,522	—	496,612,542
Money Market	710,963	—	—	710,963
Total	497,320,983	2,522	—	497,323,505
FTSE RAFI Europe Portfolio
Equity Securities	10,944,757	158	0	10,944,915

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Investment in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI Japan Portfolio
Equity Securities	$7,545,722	$—	$—	$7,545,722
Global Agriculture Portfolio
Equity Securities	59,625,496	—	—	59,625,496
Money Market Fund	2,397	—	—	2,397
Total	59,627,893	—	—	59,627,893
Global Biotech Portfolio
Equity Securities	3,819,900	—	—	3,819,900
Money Market Fund	10,202	—	—	10,202
Total	3,830,102	—	—	3,830,102
Global Clean Energy Portfolio
Equity Securities	161,723,778	—	—	161,723,778
Global Coal Portfolio
Equity Securities	19,296,739	—	—	19,296,739
Global Gold and Precious Metals Portfolio
Equity Securities	58,371,044	—	—	58,371,044
Money Market Fund	38,535	—	—	38,535
Total	58,409,579	—	—	58,409,579
Global Nuclear Energy Portfolio
Equity Securities	39,672,886	—	—	39,672,886
Global Progressive Transportation Portfolio
Equity Securities	5,835,838	—	—	5,835,838
Money Market Fund	5,093	—	—	5,093
Total	5,840,931	—	—	5,840,931
Global Steel Portfolio
Equity Securities	5,336,996	—	—	5,336,996
Global Water Portfolio
Equity Securities	322,153,937	—	—	322,153,937
Global Wind Energy Portfolio
Equity Securities	26,457,927	—	—	26,457,927
Money Market Fund	19,150	—	—	19,150
Total	26,477,077	—	—	26,477,077

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Investment in Securities
	Level 1	Level 2	Level 3	Total
MENA Frontier Countries Portfolio
Corporate Debt Securities	$8,775	$—	$—	$8,775
Equity Securities	21,515,816	—	—	21,515,816
Total	21,524,591	—	—	21,524,591

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2010 and 2009:

	2010			2009
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Return of Capital
DWA Developed Markets Technical Leaders Portfolio	$584,810	$—	$—	$29,790	$—
DWA Emerging Markets Technical Leaders Portfolio	204,594	—	—	—	—
Dynamic Developed International Opportunities Portfolio	1,004,418	—	—	498,523	—
Emerging Markets Infrastructure Portfolio	1,216,842	—	—	19,286	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	1,592,021	—	—	638,687	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	3,194,626	—	—	1,911,462	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	990,019	—	—	176,533	—
FTSE RAFI Emerging Markets Portfolio	1,722,465	—	—	1,670,394	—
FTSE RAFI Europe Portfolio	109,257	—	—	111,776	—
FTSE RAFI Japan Portfolio	89,622	—	—	88,718	—
Global Agriculture Portfolio	292,230	—	—	1,844	—
Global Biotech Portfolio	—	—	—	—	—
Global Clean Energy Portfolio	79,514	—	—	325,043	—
Global Coal Portfolio	170,348	—	—	24,564	—
Global Gold and Precious Metals Portfolio	91,512	318	—	—	—
Global Nuclear Energy Portfolio	982,844	—	—	136,044	—
Global Progressive Transportation Portfolio	52,257	—	—	7,096	—
Global Steel Portfolio	51,106	—	—	—	—
Global Water Portfolio	4,395,937	—	—	3,282,518	—
Global Wind Energy Portfolio	—	—	—	87,570	—
MENA Frontier Countries Portfolio	207,955	—	—	—	—

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
DWA Developed Markets Technical Leaders Portfolio	$193,951	$—	$12,126,001	$(25,007,822)	$110,668,190	$97,980,320
DWA Emerging Markets Technical Leaders Portfolio	726,984	—	30,016,765	(21,222,113)	302,564,765	312,086,401
Dynamic Developed International Opportunities Portfolio	538,731	—	3,286,568	(44,418,094)	73,072,915	32,480,120
Emerging Markets Infrastructure Portfolio	1,160,672	—	29,275,278	(78,015)	129,339,662	159,697,597
FTSE RAFI Asia Pacific ex-Japan Portfolio	334,584	—	5,662,962	(5,677,536)	43,639,951	43,959,961
FTSE RAFI Developed Markets ex-U.S. Portfolio	2,009,027	—	10,314,370	(16,104,727)	187,104,595	183,323,265
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	837,270	—	4,260,400	(4,412,784)	59,081,455	59,766,341
FTSE RAFI Emerging Markets Portfolio	4,526,944	—	55,549,429	(18,736,234)	455,901,911	497,242,050
FTSE RAFI Europe Portfolio	230,307	—	(1,245,939)	(2,649,655)	14,624,828	10,959,541
FTSE RAFI Japan Portfolio	80,430	—	(29,583)	(2,231,079)	9,739,261	7,559,029
Global Agriculture Portfolio	411,686	16,009	8,116,523	—	51,091,399	59,635,617
Global Biotech Portfolio	—	—	221,899	(193,452)	3,799,246	3,827,693
Global Clean Energy Portfolio	208,502	—	(21,672,410)	(122,439,599)	305,689,312	161,785,805
Global Coal Portfolio	78,117	119,472	3,706,451	—	15,359,950	19,263,990

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Global Gold and Precious Metals Portfolio	$1,193,699	$858,891	$10,231,611	$—	$46,093,109	$58,377,310
Global Nuclear Energy Portfolio	718,534	—	(4,032,358)	(10,958,137)	53,973,444	39,701,483
Global Progressive Transportation Portfolio	22,986	—	885,034	(406,719)	5,341,023	5,842,324
Global Steel Portfolio	47,442	—	64,183	(505,727)	5,734,679	5,340,577
Global Water Portfolio	1,567,883	—	(2,883,740)	(109,328,128)	432,799,291	322,155,306
Global Wind Energy Portfolio	—	—	(7,266,847)	(13,382,018)	47,131,080	26,482,215
MENA Frontier Countries Portfolio	320,019	—	(1,201,262)	(15,821,787)	38,259,988	21,556,958

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of each year listed below:

	2015	2016	2017	2018	Total*
DWA Developed Markets Technical Leaders Portfolio	$—	$17,174,329	$6,761,697	$1,071,796	$25,007,822
DWA Emerging Markets Technical Leaders Portfolio	—	15,429,745	5,190,203	602,165	21,222,113
Dynamic Developed International Opportunities Portfolio	47,847	23,676,544	19,713,557	980,146	44,418,094
Emerging Markets Infrastructure Portfolio	—	—	—	78,015	78,015
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	566,386	4,187,699	923,451	5,677,536
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729	2,040,934	8,801,477	5,207,587	16,104,727
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	2,199	1,081,645	2,633,165	695,775	4,412,784
FTSE RAFI Emerging Markets Portfolio	5,426	6,580,140	11,700,199	450,469	18,736,234

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	2015	2016	2017	2018	Total*
FTSE RAFI Europe Portfolio	$13,972	$254,951	$963,830	$1,416,902	$2,649,655
FTSE RAFI Japan Portfolio	53,958	362,861	1,263,965	550,295	2,231,079
Global Agriculture Portfolio**	—	—	—	—	—
Global Biotech Portfolio	—	941	7,208	185,303	193,452
Global Clean Energy Portfolio	155,633	34,356,421	65,130,758	22,796,787	122,439,599
Global Coal Portfolio**	—	—	—	—	—
Global Gold and Precious Metals Portfolio	—	—	—	—	—
Global Nuclear Energy Portfolio	—	519,741	7,430,576	3,007,820	10,958,137
Global Progressive Transportation Portfolio	—	18,830	380,124	7,765	406,719
Global Steel Portfolio	—	156,658	58,943	290,126	505,727
Global Water Portfolio	589,102	64,839,461	41,990,185	1,909,380	109,328,128
Global Wind Energy Portfolio	—	1,187,533	3,588,287	8,606,198	13,382,018
MENA Frontier Countries Portfolio	—	2,297,569	9,819,468	3,704,750	15,821,787

*   Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  During the year ended October 31, 2010, the Global Agriculture and Global Coal Portfolios utilized capital loss carryforwards of $88,938 and $105,346, respectively, to offset realized gains.

Note 6. Investment Transactions

For the fiscal year ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed Markets Technical Leaders Portfolio	$39,556,081	$39,415,562
DWA Emerging Markets Technical Leaders Portfolio	180,119,895	110,376,086
Dynamic Developed International Opportunities Portfolio	51,267,079	52,011,235
Emerging Markets Infrastructure Portfolio	68,511,442	47,909,330
FTSE RAFI Asia Pacific ex-Japan Portfolio	19,850,702	12,181,649
FTSE RAFI Developed Markets ex-U.S. Portfolio	31,664,613	31,507,871
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	11,243,469	10,088,135
FTSE RAFI Emerging Markets Portfolio	242,490,223	125,843,837
FTSE RAFI Europe Portfolio	4,272,740	4,079,341
FTSE RAFI Japan Portfolio	2,428,708	2,412,203
Global Agriculture Portfolio	15,042,867	9,744,462
Global Biotech Portfolio	789,342	761,542
Global Clean Energy Portfolio	72,889,601	67,827,933
Global Coal Portfolio	4,754,005	4,464,752
Global Gold and Precious Metals Portfolio	11,669,916	11,493,304
Global Nuclear Energy Portfolio	10,854,445	11,338,028
Global Progressive Transportation Portfolio	3,091,563	2,792,234
Global Steel Portfolio	4,554,069	4,072,467
Global Water Portfolio	90,379,056	85,245,031
Global Wind Energy Portfolio	14,345,782	14,120,388
MENA Frontier Countries Portfolio	26,829,465	21,932,924

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

For the fiscal year ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA Developed Markets Technical Leaders Portfolio	$77,201,644	$12,343,433
DWA Emerging Markets Technical Leaders Portfolio	225,284,182	44,007,726
Dynamic Developed International Opportunities Portfolio	22,195,484	50,567,632
Emerging Markets Infrastructure Portfolio	45,576,522	35,168,197
FTSE RAFI Asia Pacific ex-Japan Portfolio	6,729,318	14,504,825
FTSE RAFI Developed Markets ex-U.S. Portfolio	60,585,666	22,371,837
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	28,201,203	6,817,254
FTSE RAFI Emerging Markets Portfolio	246,739,239	99,890,493
FTSE RAFI Europe Portfolio	5,516,335	6,823,858
FTSE RAFI Japan Portfolio	311,705	305,070
Global Agriculture Portfolio	34,781,635	13,050,532
Global Biotech Portfolio	168,508	191,814
Global Clean Energy Portfolio	24,655,609	32,349,101
Global Coal Portfolio	8,710,085	4,051,263
Global Gold and Precious Metals Portfolio	21,637,896	3,529,207
Global Nuclear Energy Portfolio	7,380,490	5,138,219
Global Progressive Transportation Portfolio	1,686,359	585,825
Global Steel Portfolio	6,814,219	4,920,670
Global Water Portfolio	79,784,591	66,696,607
Global Wind Energy Portfolio	—	2,073,118
MENA Frontier Countries Portfolio	—	—

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

At October 31, 2010, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA Developed Markets Technical Leaders Portfolio	$85,826,607	$12,126,049	$12,706,596	$(580,547)
DWA Emerging Markets Technical Leaders Portfolio	282,184,687	30,016,798	32,017,585	(2,000,787)
Dynamic Developed International Opportunities Portfolio	29,164,060	3,282,276	3,974,237	(691,961)
Emerging Markets Infrastructure Portfolio	130,324,608	29,274,870	31,813,441	(2,538,571)
FTSE RAFI Asia Pacific ex-Japan Portfolio	38,348,280	5,662,827	7,043,412	(1,380,585)
FTSE RAFI Developed Markets ex-U.S. Portfolio	172,971,003	10,289,770	21,675,448	(11,385,678)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$55,387,628	$4,255,111	$7,565,679	$(3,310,568)
FTSE RAFI Emerging Markets Portfolio	441,770,397	55,553,108	61,910,863	(6,357,755)
FTSE RAFI Europe Portfolio	12,192,293	(1,247,378)	610,985	(1,858,363)
FTSE RAFI Japan Portfolio	7,577,876	(32,154)	749,547	(781,701)
Global Agriculture Portfolio	51,514,338	8,113,555	9,948,104	(1,834,549)
Global Biotech Portfolio	3,608,203	221,899	449,055	(227,156)
Global Clean Energy Portfolio	183,407,496	(21,683,718)	20,980,779	(42,664,497)
Global Coal Portfolio	15,590,418	3,706,321	3,813,253	(106,932)
Global Gold and Precious Metals Portfolio	48,177,968	10,231,611	10,637,164	(405,553)
Global Nuclear Energy Portfolio	43,709,612	(4,036,726)	2,626,101	(6,662,827)
Global Progressive Transportation Portfolio	4,956,143	884,788	1,161,002	(276,214)
Global Steel Portfolio	5,273,056	63,940	539,149	(475,209)
Global Water Portfolio	325,076,129	(2,922,192)	23,274,558	(26,196,750)
Global Wind Energy Portfolio	33,745,467	(7,268,390)	2,184,774	(9,453,164)
MENA Frontier Countries Portfolio	22,768,993	(1,244,402)	1,429,544	(2,673,946)

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2010, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
DWA Developed MarketsTechnical Leaders Portfolio	$(91,444)	$(1,784,894)	$1,876,338
DWA Emerging Markets Technical Leaders Portfolio	2,206,661	(5,266,486)	3,059,825
Dynamic Developed International Opportunities Portfolio	353,654	(5,403,790)	5,050,136
Emerging Markets Infrastructure Portfolio	(153,757)	(10,472,329)	10,626,086
FTSE RAFI Asia Pacific ex-Japan Portfolio	593,214	(3,560,857)	2,967,643
FTSE RAFI Developed Markets ex-U.S. Portfolio	27,648	(6,358,721)	6,331,073
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	837,069	(2,621,460)	1,784,391
FTSE RAFI Emerging Markets Portfolio	(2,460,366)	(17,030,820)	19,491,186
FTSE RAFI Europe Portfolio	95,515	(578,502)	482,987
FTSE RAFI Japan Portfolio	46,829	(115,063)	68,234
Global Agriculture Portfolio	(241,737)	(1,415,110)	1,656,847
Global Biotech Portfolio	7,424	(56,465)	49,041
Global Clean Energy Portfolio	(137,772)	(5,183,256)	5,321,028
Global Coal Portfolio	(26,374)	(1,583,657)	1,610,031
Global Gold and Precious Metals Portfolio	(152,257)	(1,319,144)	1,471,401

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Global Nuclear Energy Portfolio	$234,564	$(1,064,253)	$829,689
Global Progressive Transportation Portfolio	(7,199)	(211,339)	218,538
Global Steel Portfolio	(43,930)	(57,356)	101,286
Global Water Portfolio	(533,403)	(11,580,779)	12,114,182
Global Wind Energy Portfolio	(24,747)	33,425	(8,678)
MENA Frontier Countries Portfolio	(125,565)	39,057	86,508

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for DWA Developed Markets Technical Leaders Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and FTSE RAFI Developed Markets ex-U.S. Portfolio and 75,000 Shares for Global Clean Energy Portfolio and MENA Frontier Countries Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for MENA Countries Frontier Portfolio, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

MENA Frontier Countries Portfolio (the "Fund") currently intends to effect redemptions partially and partially in-kind, rather than primarily in-kind redemptions, because of the nature of the Fund's investments. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption entirely in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an entirely in-kind redemption process.

MENA Frontier Countries Portfolio may charge transaction fees for creations and redemptions which are treated as increases in capital.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

On October 5, 2010, the PowerShares Board of Trustees approved the liquidation of the PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Biotech Portfolio and the PowerShares Global Progressive Transportation Portfolio, which occurred on December 21, 2010.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust II, hereafter referred to as the "Trust") at October 31, 2010, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As disclosed in Note 11 to the financial statements, on October 5, 2010, the PowerShares Board of Trustees approved the liquidation of the PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Biotech Portfolio and the PowerShares Global Progressive Transportation Portfolio, which occurred on December 21, 2010.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2010

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2010:

Federal Income Tax Information

	Qualified dividend income*	Dividends received deduction*	Long term capital gain
DWA Developed MarketsTechnical Leaders Portfolio	91%	0%	$—
DWA Emerging Markets Technical Leaders Portfolio	94%	0%	—
Dynamic Developed International Opportunities Portfolio	94%	0%	—
Emerging Markets Infrastructure Portfolio	78%	5%	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	61%	0%	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	87%	0%	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	45%	0%	—
FTSE RAFI Emerging Markets Portfolio	84%	0%	—
FTSE RAFI Europe Portfolio	100%	0%	—
FTSE RAFI Japan Portfolio	91%	0%	—
Global Agriculture Portfolio	100%	11%	—
Global Biotech Portfolio	0%	0%	—
Global Clean Energy Portfolio	100%	93%	—
Global Coal Portfolio	86%	6%	—
Global Gold and Precious Metals Portfolio	100%	11%	318
Global Nuclear Energy Portfolio	49%	15%	—
Global Progressive Transportation Portfolio	92%	11%	—
Global Steel Portfolio	100%	0%	—
Global Water Portfolio	100%	6%	—
Global Wind Energy Portfolio	0%	0%	—
MENA Frontier Countries Portfolio	92%	0%	—

* The above percentages are based on ordinary income dividends paid to shareholders during the fiscal year.

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries.

The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
DWA Developed MarketsTechnical Leaders Portfolio	$—	$—
DWA Emerging Markets Technical Leaders Portfolio	—	—
Dynamic Developed International Opportunities Portfolio	1,123,490	106,361
Emerging Markets Infrastructure Portfolio	2,664,607	233,779
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	—

Tax Information (Continued)

Federal Income Tax Information (Continued)

	Gross Foreign Income	Foreign Taxes Paid
FTSE RAFI Developed Markets ex-U.S. Portfolio	$4,587,172	$393,910
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	1,040,195	80,905
FTSE RAFI Emerging Markets Portfolio	10,225,189	1,101,315
FTSE RAFI Europe Portfolio	468,699	48,249
FTSE RAFI Japan Portfolio	145,842	10,209
Global Agriculture Portfolio	820,306	67,452
Global Biotech Portfolio	—	—
Global Clean Energy Portfolio	—	—
Global Coal Portfolio	252,036	21,158
Global Gold and Precious Metals Portfolio	—	—
Global Nuclear Energy Portfolio	—	—
Global Progressive Transportation Portfolio	89,802	11,352
Global Steel Portfolio	162,188	12,898
Global Water Portfolio	—	—
Global Wind Energy Portfolio	—	—
MENA Frontier Countries Portfolio	—	—

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of October 31, 2010.

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management, LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007- 2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	112	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address, and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consists of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address, and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. In the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2007 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-AR-8

2010 Annual Report to Shareholders

October 31, 2010

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio
(formerly PowerShares High Yield Corporate Bond Portfolio)

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	34

Fees and Expenses	36

Schedules of Investments

PowerShares 1-30 Laddered Treasury Portfolio	38

PowerShares Build America Bond Portfolio	39

PowerShares CEF Income Composite Portfolio	48

PowerShares Emerging Markets Sovereign Debt Portfolio	50

PowerShares Fundamental High Yield® Corporate Bond Portfolio	53

PowerShares Insured California Municipal Bond Portfolio	58

PowerShares Insured National Municipal Bond Portfolio	61

PowerShares Insured New York Municipal Bond Portfolio	68

PowerShares International Corporate Bond Portfolio	71

PowerShares Preferred Portfolio	75

PowerShares VRDO Tax-Free Weekly Portfolio	77

Statements of Assets and Liabilities	82

Statements of Operations	84

Statements of Changes in Net Assets	86

Financial Highlights	90

Notes to Financial Statements	96

Report of Independent Registered Public Accounting Firm	111

Tax Information	112

Trustees and Officers	113

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares International Corporate Bond Portfolio	120

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The Market Environment

For the year ended October 31, 2010, the global economic situation saw continued improvement. U.S. and international developed markets rallied, peaking in April before declining to fiscal year lows in late June and early July. Markets subsequently rallied between July and October, returning to near April highs. The S&P 500® Index and MSCI EAFE Index ended the fiscal year up 16.54% and 8.36%, respectively. Emerging market equities followed a similar pattern, but had a stronger rally between July and October, with the MSCI Emerging Markets IndexSM at its highest level since 2008. The MSCI Emerging Markets IndexSM ended the fiscal year up 23.56%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping to an average of 23.17% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 8.01%.

3

Manager's Analysis

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

The PowerShares 1-30 Laddered Treasury Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Ryan/Mergent 1-30 Year Treasury Laddered Index (the "Index"). The Fund will normally invest 80% of its total assets in the securities that comprise the Index. The Index measures the potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 30 distinct annual maturities.

For the fiscal year ended October 31, 2010, the Fund returned 9.91%. During this same year, the Index returned 10.37% and the Barclays Capital U.S. Treasury Index returned 7.20%.

Treasuries benefited from investors' flight to quality and from efforts by the Federal Reserve to bring interest rates down and keep them low. Yields on U.S. Treasuries shifted lower across the yield curve, with maturities between five and fifteen years experiencing the largest decreases (approximately 150 basis points).

Duration Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Maturing in 1 to 5 Years	15.0
Maturing in 6 to 10 Years	16.1
Maturing in 11 to 15 Years	16.4
Maturing in 16 to 20 Years	16.7
Maturing in 21 to 25 Years	10.1
Maturing in 26 to 30 Years	23.5
Money Market Fund	1.2
Other	1.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
United States Treasury Bonds, 5.375%, 02/15/31	10.1
United States Treasury Bonds, 4.500%, 02/15/36	10.0
United States Treasury Bonds, 3.500%, 02/15/39	3.4
United States Treasury Bonds, 5.250%, 02/15/29	3.4
United States Treasury Bonds, 6.625%, 02/15/27	3.4
United States Treasury Bonds, 4.375%, 02/15/38	3.4
United States Treasury Bonds, 4.625%, 02/15/40	3.4
United States Treasury Bonds, 6.000%, 02/15/26	3.4
United States Treasury Bonds, 4.750%, 02/15/37	3.3
United States Treasury Bonds, 7.625%, 02/15/25	3.3
Total	47.1

4

Manager's Analysis (Continued)

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
Ryan/Mergent 1-30 Year Treasury Laddered Index	10.37%	8.84%	9.29%	31.19%
Barclays Capital U.S. Treasury Index	7.20%	7.09%	7.17%	23.80%
Fund
Net Asset Value ("NAV") Return	9.91%	8.48%	8.92%	29.84%
Share Price Return	9.84%	8.38%	8.83%	29.49%

Fund Inception: October 11, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital U.S. Treasury Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in bond market conditions based on the average performance of approximately 500 securities.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

†† Average annualized.

5

Manager's Analysis

PowerShares Build America Bond Portfolio (ticker: BAB)

The PowerShares Build America Bond Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called The BofA Merrill Lynch Build America Bond Index (the "Index"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Index. The Index is designed to track the performance of U.S. dollar-denominated Build America Bonds publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. market.

Since inception on November 17, 2009 through October 31, 2010, the Fund returned 10.34%. During this same period, the Index returned 8.48%, The BofA Merrill Lynch U.S. Treasuries 15+ Years Index returned 8.41% and The BofA Merrill Lynch U.S. Corporate Master Index returned 10.40%.

The higher yields of Build America Bonds relative to traditional tax-exempt municipal bonds and the prospect of the sunset of the program quickly created strong demand for this new sub-class of bonds. At the same time, growing concerns over the fiscal health of states and municipalities served to offset some of that demand.

The recent tax legislation signed into law on December 17, 2010 did not include the extension necessary to allow state and local governments to continue to offer new bonds under the BAB program. All bonds offered under the program continue to qualify for the previous federal benefit.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Ad Valorem Property Tax	33.9
Lease Revenue	7.9
Water Revenue	7.5
College Revenue	7.1
Electric Power Revenue	6.8
Miscellaneous Revenue	6.5
Sewer Revenue	5.0
Highway Tolls Revenue	4.6
Port, Airport & Marina Revenue	4.0
Fuel Sales Tax Revenue	3.0
Transit Revenue	3.0
Hospital Revenue	1.9
Sales Tax Revenue	1.8
Tax Increment Revenue	0.9
General Fund	0.9
Hotel Occupancy Tax	0.7
Parimutuel Betting	0.7
Resource Recovery Revenue	0.7
Multiple Utility Revenue	0.5
Special Assessment	0.2
Tobacco & Liquor Taxes	0.2
Income Tax Revenue	0.0
Money Market Fund	0.4
Other	1.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Wisconsin State Ser. 10, 5.000%, 05/01/32	1.7
Massachusetts State Ser. 10D, 4.500%, 08/01/31	1.6
New York City New York Ser. 10, 5.968%, 03/01/36	1.6
California State Ser. 09, 7.300%, 10/01/39	1.5
California State Ser. 10, 7.625%, 03/01/40	1.4
Miami-Dade County Florida Special Obligation Ser. 10B, 6.743%, 04/01/40	1.3
Cowlitz County Washington Public Utility (District No. 1 Electric) Ser. 10, 6.884%, 09/01/32	1.2
California State Ser. 10, 5.950%, 03/01/18	1.1
South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3, 7.365%, 01/01/40	1.0
Mississippi Development Bank Special Obligation Ser. 10, 6.413%, 01/01/40	0.9
Total	13.3

6

Manager's Analysis (Continued)

PowerShares Build America Bond Portfolio (ticker: BAB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception Cumulative†
Index
The BofA Merrill Lynch Build America Bond Index	8.48%
The BofA Merrill Lynch U.S. Treasuries 15+ Years Index	8.41%
The BofA Merrill Lynch U.S. Corporate Master Index	10.40%
Fund
Net Asset Value ("NAV") Return	10.34%
Share Price Return	10.06%

Fund Inception: November 17, 2009

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.35% (0.28% after fee waiver) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The BofA Merrill Lynch U.S. Treasuries 15+ Years Index and The BofA Merrill Lynch U.S. Corporate Master Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in bond market conditions based on the average performance of approximately 24 and 4,375 securities, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

7

Manager's Analysis

PowerShares CEF Income Composite Portfolio (ticker: PCEF)

The PowerShares CEF Income Composite Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the S-Network Composite Closed-End Fund IndexSM (the "Index"). The Fund will normally invest at least 80% of its total assets in securities of funds included in the Index. The Fund is a "fund of funds," as it invests its assets in the common shares of funds included in the Index rather than in individual securities. The Index tracks the overall performance of a global universe of U.S.-listed closed-end funds that, are organized under the laws of the United States, selected by S-Network Global Indexes LLC.

Since inception on February 19, 2010 through October 31, 2010, the Fund returned 9.81%. During this same period, the Index returned 8.27% and the S&P 500® Index returned 8.52%.

The bond portions of the Fund benefited from falling interest rates over much of the period while the option income portion benefited from higher-than-average call premiums due to higher-than-average volatility.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Bond	41.2
Option Income	40.6
Bond/High Yield	18.2
Other	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	6.7
AllianceBernstein Income Fund	4.6
NFJ Dividend Interest & Premium Strategy Fund	4.1
Nuveen Multi-Strategy Income and Growth Fund II	3.2
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.9
AllianceBernstein Global High Income Fund, Inc.	2.8
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	2.6
Nuveen Multi-Strategy Income and Growth Fund	2.2
BlackRock Global Opportunities Equity Trust	2.1
Nuveen Quality Preferred Income Fund II	2.0
Total	33.2

8

Manager's Analysis (Continued)

PowerShares CEF Income Composite Portfolio (ticker: PCEF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception Cumulative†
Index
S-Network Composite Closed-End Fund IndexSM	8.27%
S&P 500® Index	8.52%
Fund
Net Asset Value ("NAV") Return	9.81%
Share Price Return	9.76%

Fund Inception: February 19, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the total annual fund operating expense ratio of 1.81% includes the unitary management fee of 0.50%, and estimated acquired fund fees and expense of 1.31%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 securities.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

9

Manager's Analysis

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

The PowerShares Emerging Markets Sovereign Debt Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the DB Emerging Market USD Liquid Balanced Index (the "Index"). The Fund will normally invest at least 80% of its total assets in securities that comprise the Index. The Index measures the potential returns of a theoretical portfolio of liquid emerging market U.S. dollar-denominated government bonds issued by governments of approximately 24 emerging market countries.

For the fiscal year ended October 31, 2010, the Fund returned 17.31%. During this same year, the Index returned 17.76%, the JP Morgan Emerging Market Global Bond Index returned 17.70% and the Barclays Capital U.S. Aggregate Index returned 8.01%.

Investors' search for higher yields and low-correlated assets have resulted in growing demand for emerging market bonds and steady performance throughout most of 2010.

Country Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Indonesia	5.0
Philippines	4.9
Turkey	4.8
Colombia	4.7
South Africa	4.7
Peru	4.7
Ukraine	4.6
Panama	4.6
Brazil	4.5
El Salvador	4.5
Mexico	4.5
Qatar	4.5
Poland	4.4
Uruguay	4.4
South Korea	4.3
Russia	4.3
Lithuania	4.2
Hungary	4.2
Bulgaria	4.2
Vietnam	4.1
Pakistan	4.1
Venezuela	4.0
Other	1.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Republic of Uruguay, 9.250%, 05/17/17	4.4
Republic of Bulgaria, 8.250%, 01/15/15	4.2
Republic of Turkey, 6.875%, 03/17/36	2.4
Republic of Indonesia, 8.500%, 10/12/35	2.4
Russian Federation, 11.000%, 07/24/18	2.4
Socialist Republic of Vietnam, 6.875%, 01/15/16	2.3
Republic of El Salvador, 7.650%, 06/15/35	2.3
Republic of Lithuania, 7.375%, 02/11/20	2.3
Republic of Korea, 5.125%, 12/07/16	2.3
Republic of Colombia, 7.375%, 09/18/37	2.2
Total	27.2

10

Manager's Analysis (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
DB Emerging Market USD Liquid Balanced Index	17.76%	11.25%	11.71%	40.25%
JP Morgan Emerging Market Bond Global Index	17.70%	9.95%	10.51%	36.08%
Barclays Capital U.S. Aggregate Index	8.01%	7.23%	7.33%	24.39%
Fund
Net Asset Value ("NAV") Return	17.31%	9.79%	10.19%	34.51%
Share Price Return	16.10%	9.41%	9.98%	33.72%

Fund Inception: October 11, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The JP Morgan Emerging Market Bond Global Index and Barclays Capital U.S. Aggregate Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in bond market conditions based on the average performance of approximately 168 and 8,717 securities, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

11

Manager's Analysis

PowerShares Fundamental High Yield® Corporate Bond Portfolio (ticker: PHB)

The PowerShares Fundamental High Yield® Corporate Bond Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the RAFI® High Yield Bond Index (the "Index"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Index. The Index measures the potential returns of a theoretical portfolio of high yield U.S. dollar denominated corporate bonds registered for sale in the United States whose issuers are public companies listed on a major U.S. stock exchange.

Effective August 2, 2010, the name of the PowerShares High Yield Corporate Bond Portfolio changed to PowerShares Fundamental High Yield® Corporate Bond Portfolio. Its underlying index also changed to the RAFI® High Yield Bond Index. Prior to August 2, 2010, the Fund's underlying index was the Wells Fargo® High Yield Bond Index.

For the fiscal year ended October 31, 2010, the Fund returned 14.47%. During this same year, the Blended-Index returned 17.09%, while the Barclays Capital U.S. Corporate High Yield Index returned 19.35%.

2010 was a record year for high yield bond issuance, due in large part to issuers being able to refinance at lower interest rates. Demand for high yield was also strong as investors sought opportunities to earn higher rates of income in the midst of a low interest rate environment.

12

Manager's Analysis (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (ticker: PHB)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Telecommunications	11.3
Oil & Gas	10.6
Diversified Financial Services	8.3
Electric	5.9
Retail	5.4
Banks	5.3
Food	4.2
Commercial Services	3.5
Chemicals	3.2
Home Builders	3.1
Media	2.5
Healthcare-Services	2.4
Lodging	2.3
Iron/Steel	2.0
Packaging & Containers	2.0
Forest Products & Paper	1.9
Pipelines	1.7
Building Materials	1.5
Advertising	1.4
Mining	1.4
Entertainment	1.3
Healthcare-Products	1.2
Household Products/Wares	1.2
Coal	1.2
Auto Parts & Equipment	1.1
Hand/Machine Tools	1.0
Leisure Time	1.0
Semiconductors	0.9
Textiles	0.9
Computers	0.9
Transportation	0.9
Holding Companies-Diversified	0.8
Internet	0.7
Aerospace/Defense	0.7
Apparel	0.6
Beverages	0.6
Pharmaceuticals	0.5
Electronics	0.5
Biotechnology	0.5
Miscellaneous Manufacturing	0.4
Agriculture	0.4
Real Estate	0.4
Oil & Gas Services	0.4
Other	2.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Regions Financial Corp., 6.375%, 05/15/12	2.2
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc., 9.625%, 03/15/18	1.4
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1.4
Ford Motor Credit Co. LLC, 8.000%, 12/15/16	1.4
Sprint Nextel Corp., 6.000%, 12/01/16	1.2
AES Corp. (The), 8.000%, 10/15/17	1.2
Jarden Corp., 7.500%, 05/01/17	1.2
Frontier Communications Corp., 9.000%, 08/15/31	1.2
Chesapeake Energy Corp., 6.500%, 08/15/17	1.2
Cricket Communications, Inc., 7.750%, 05/15/16	1.2
Total	13.6

Portfolio Composition by

Credit Quality (% of the Fund's

Net Assets) as of October 31, 2010

Rating
B+	20.1
B-	5.9
B	9.9
BB+	18.0
BB-	14.9
BB	14.4
BBB-	12.4
BBB	0.9
CCC+	0.5
CCC	1.0
Other	2.0

13

Manager's Analysis (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (ticker: PHB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
		Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
Blended – RAFI® High Yield Bond Index*	17.09%	3.32%	10.17%
RAFI® High Yield Bond Index	N/A	N/A	N/A
Wells Fargo® High Yield Bond Index	16.40%	3.12%	9.52%
Barclays Capital U.S. Corporate High Yield Index	19.35%	9.42%	31.02%
Fund
Net Asset Value ("NAV") Return	14.47%	-0.60%	-1.76%
Share Price Return	14.70%	-1.36%	-3.97%

Fund Inception: November 15, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Wells Fargo® High Yield Bond Index and Barclays Capital U.S. Corporate High Yield Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in bond market conditions based on the average performance of approximately 161 and 121 securities, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

* The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, August 2, 2010, followed by the performance of the new underlying index starting at the conversion date and through October 31, 2010.

14

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Manager's Analysis

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

The PowerShares Insured California Municipal Bond Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index (the "Index"). The Fund will normally invest at least 80% of its total assets in securities that comprise the Index and generally expects to so invest at least 90% of its total assets. The Index is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by California or Puerto Rico or their political subdivisions, in the U.S. domestic market.

For the fiscal year ended October 31, 2010, the Fund returned 7.91%. During this same year, the Index returned 8.46% and the Barclays Capital Municipal Insured Long 20 Year Index returned 7.99%.

The Fund benefited from declining interest rates through much of the period, which helped to offset the negative impact of California's fiscal woes and deteriorating credit rating.

16

Manager's Analysis (Continued)

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Ad Valorem Property Tax	26.6
Lease Revenue	18.7
Hospital Revenue	12.8
Water Revenue	8.3
Sales Tax Revenue	7.9
Sewer Revenue	5.3
Electric Power Revenue	5.2
Special Assessment	3.8
Special Tax	3.2
College Revenue	2.2
Highway Tolls Revenue	0.9
General Fund	0.8
Tax Increment Revenue	0.8
Other	3.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
San Bernardino California Community College District (Election 2002) Ser. 08A, 6.250%, 08/01/33	5.3
El Dorado California Irrigation District COP Ser. 09-A, 5.750%, 08/01/39	4.8
California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A, 5.250%, 07/01/38	4.6
Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08, 5.625%, 10/01/37	3.8
Kern County California COP (Capital Improvements Projects) Ser. 09A, 5.750%, 08/01/35	3.7
Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A, 5.000%, 07/01/35	3.6
Los Angeles Unified School District (Election 2002) Ser. 07C, 5.000%, 07/01/32	3.6
Antelope Valley California Community College District (Election 2004) Ser. 07B, 5.250%, 08/01/39	3.2
Puerto Rico Commonwealth Highways & Transportation Auth. Highway Rev. (Remarketed) Ser. 03AA-1, 4.950%, 07/01/26	3.2
Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A, 5.000%, 09/01/38	3.2
Total	39.0

17

Manager's Analysis (Continued)

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
The BofA Merrill Lynch California Insured Long- Term Core Plus Municipal Securities Index	8.46%	4.40%	4.46%	14.27%
Barclays Capital Municipal Insured Long 20 Year Index	7.99%	5.45%	5.48%	17.88%
Fund
Net Asset Value ("NAV") Return	7.91%	3.75%	3.78%	11.99%
Share Price Return	8.00%	3.79%	3.53%	11.18%

Fund Inception: October 11, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.35% (0.28% after fee waiver) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital Municipal Insured Long 20 Year Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in bond market conditions based on the average performance of approximately 5,846 securities.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

18

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Manager's Analysis

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

The PowerShares Insured National Municipal Bond Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index (the "Index"). The Fund will normally invest at least 80% of its total assets in securities that comprise the Index and generally expects to so invest at least 90% of its total assets. The Index is designed to track the performance of U.S. dollar-denominated, investment grade, insured, tax-exempt debt publicly issued by a U.S. state, or its political subdivision in the U.S. domestic market.

For the fiscal year ended October 31, 2010, the Fund returned 7.70%. During this same year, the Index returned 8.27% and the Barclays Capital Municipal Insured Long 20 Year Index returned 7.99%.

The Fund benefited from declining interest rates through much of the period.

20

Manager's Analysis (Continued)

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Hospital Revenue	15.1
Water Revenue	13.0
Ad Valorem Property Tax	12.2
Port, Airport & Marina Revenue	11.1
Highway Tolls Revenue	9.5
Lease Revenue	7.4
Sales Tax Revenue	6.1
Miscellaneous Revenue	5.2
Electric Power Revenue	3.2
College Revenue	2.9
Transit Revenue	2.7
Sewer Revenue	2.3
Tax Increment Revenue	1.7
General Fund	1.6
Recreational Revenue	1.5
Auto Parking Revenue	0.7
Special Assessment	0.7
Student Loan Revenue	0.6
Multiple Utility Revenue	0.5
Hotel Occupancy Tax	0.3
Other	1.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Philadelphia Pennsylvania Airport Rev. Ser. 10A, 5.000%, 06/15/35	4.0
Miami-Dade County Florida Water & Sewer System Rev. Ser. 10, 5.000%, 10/01/29	3.3
North Texas Thruway Auth. Rev. Ref. System (First Tier) Ser. 08K-1, 5.750%, 01/01/38	2.7
New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A, 5.500%, 12/15/38	2.5
Chicago Illinois Ref. Ser. 10A, 5.000%, 01/01/28	1.9
Atlanta Georgia Water & Wastewater Rev. Ser. 09-B, 5.375%, 11/01/39	1.8
New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09, 5.500%, 07/01/38	1.6
Corona-Norca California Unified School District (Election 2006) Ser. 09B, 5.375%, 02/01/34	1.6
Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 10A, 5.000%, 07/01/35	1.6
Miami-Dade County Florida Aviation Rev. Ser. 09B, 5.125%, 10/01/41	1.6
Total	22.6

21

Manager's Analysis (Continued)

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index	8.27%	4.81%	4.83%	15.49%
Barclays Capital Municipal Insured Long 20 Year Index	7.99%	5.45%	5.48%	17.88%
Fund
Net Asset Value ("NAV") Return	7.70%	3.81%	3.92%	12.47%
Share Price Return	7.97%	3.93%	3.63%	11.49%

Fund Inception: October 11, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.35% (0.28% after fee waiver) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital Municipal Insured Long 20 Year Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in bond market conditions based on the average performance of approximately 5,846 securities.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

22

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Manager's Analysis

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

The PowerShares Insured New York Municipal Bond Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index (the "Index"). The Fund will normally invest at least 80% of its total assets in securities that comprise the Index and generally expects to so invest at least 90% of its total assets. The Index is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by New York or Puerto Rico or their political subdivisions, in the U.S. domestic market.

For the fiscal year ended October 31, 2010, the Fund returned 8.71%. During this same year, the Index returned 8.42% and the Barclays Capital Municipal Insured Long 20 Year Index returned 7.99%.

The Fund benefited from declining interest rates through much of the period, which helped to offset the negative impact of New York's fiscal woes and deteriorating credit rating.

24

Manager's Analysis (Continued)

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Highway Tolls Revenue	10.3
Sales Tax Revenue	9.4
Miscellaneous Revenue	8.6
Water Revenue	8.4
Income Tax Revenue	8.4
Recreational Revenue	7.8
College Revenue	7.6
Transit Revenue	6.5
Hospital Revenue	6.5
Lease Revenue	6.3
Ad Valorem Property Tax	6.2
Port, Airport & Marina Revenue	5.1
Electric Power Revenue	3.9
Hotel Occupancy Tax	3.6
Other	1.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A, 5.750%, 11/15/32	5.1
Sales Tax Asset Receivables Corp. Ser. 04A, 5.000%, 10/15/32	5.0
New York State Urban Development Corp. Rev. (State Personal Income Tax) Rev. Ser. 05B, 5.000%, 03/15/24	4.4
Puerto Rico Commonwealth Highways & Transportation Auth. Highway Rev. (Remarketed) Ser. 03AA-1, 4.950%, 07/01/26	4.4
New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05, 5.000%, 11/15/44	3.6
Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A, 5.375%, 11/01/28	3.0
New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09, 7.000%, 03/01/49	2.8
Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02, 5.000%, 11/15/32	2.8
New York City Municipal Water Finance Auth. Water & Sewer Rev. (2nd Generation Resolution) Ser. 08DD, 6.000%, 06/15/40	2.8
New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09, 6.500%, 01/01/46	2.7
Total	36.6

25

Manager's Analysis (Continued)

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of October 31, 2010
	Avg. Ann.††		Fund Inception†
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index	8.42%	4.51%	4.58%	14.66%
Barclays Capital Municipal Insured Long 20 Year Index	7.99%	5.45%	5.48%	17.88%
Fund
Net Asset Value ("NAV") Return	8.71%	3.21%	3.30%	10.43%
Share Price Return	8.81%	3.18%	2.97%	9.34%

Fund Inception: October 11, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.35% (0.28% after fee waiver) is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital Municipal Insured Long 20 Year Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in bond market conditions based on the average performance of approximately 5,846 securities.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

26

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Manager's Analysis

PowerShares International Corporate Bond Portfolio (ticker: PICB)

The PowerShares International Corporate Bond Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the S&P International Corporate Bond Index® (the "Index"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Index. The Index measures the performance of investment grade corporate bonds issued by non-U.S. issuers in the following currencies: Australian Dollar, British Pound, Canadian Dollar, Euro, Japanese Yen, Swiss Franc, Danish Krone, New Zealand Dollar, Norwegian Krone and Swedish Krona.

Since inception on June 3, 2010 through October 31, 2010, the Fund returned 15.54%. During this same period, the Index returned 16.19% and The BofA Merrill Lynch Global Broad Market Non-Sovereign ex-USD Index returned 14.87% in U.S. dollar terms and 2.68% in local currency terms.

Over that time period, the 11.3% decline of the U.S. dollar, as measured by the U.S. Dollar Index (USDX), was a significant factor in the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Banks	38.0
Telecommunications	13.3
Electric	13.0
Gas	4.5
Commerical Services	4.5
Pharmaceuticals	3.7
Oil & Gas	3.4
Sovereign	3.2
Distribution/Wholesale	2.1
Auto Manufacturers	2.1
Food	1.4
Water	1.2
Insurance	1.2
Agriculture	1.1
Transportation	0.9
Building Materials	0.6
Diversified Financial Services	0.6
Engineering & Construction	0.4
Miscellaneous Manufacturing	0.4
Iron/Steel	0.4
Other	4.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
HSBC Holdings PLC, 6.500%, 05/20/24	6.2
E.ON International Finance BV, 5.750%, 05/07/20	5.4
France Telecom SA, 3.875%, 04/09/20	4.6
Barclays Bank PLC, 10.000%, 05/21/21	4.4
Telefonica Emisiones SAU, 3.661%, 09/18/17	4.1
Centrica PLC, 6.375%, 03/10/22	4.1
Atlantia SpA, 3.375%, 09/18/17	4.1
Bank of Nova Scotia, 3.340%, 03/25/15	3.3
Electricite de France SA, 6.125%, 06/02/34	2.7
Shell International Finance BV, 4.375%, 05/14/18	2.2
Total	41.1

Style Allocation (% of the Fund's Total

Investments) as of 31 October 31, 2010

Mid-Cap Growth	35.4
Small-Cap Growth	28.2
Mid-Cap Value	18.2
Large-Cap Value	9.4
Large-Cap Growth	4.9
Small-Cap Value	3.9

28

Manager's Analysis (Continued)

PowerShares International Corporate Bond Portfolio (ticker: PICB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception Cumulative†
Index
S&P International Corporate Bond Index®	16.19%
The BofA Merrill Lynch Global Broad Market Non-Sovereign ex-USD Index	14.87%
Fund
Net Asset Value ("NAV") Return	15.54%
Share Price Return	15.27%

Fund Inception: June 3, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The BofA Merrill Lynch Global Broad Market Non-Sovereign ex-USD Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in market conditions based on the average performance of approximately 100 securities.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

29

Manager's Analysis

PowerShares Preferred Portfolio (ticker: PGX)

The PowerShares Preferred Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Index"). The Fund will normally invest at least 80% of its total assets in securities that comprise the Index. The Index is designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market.

For the fiscal year ended October 31, 2010, the Fund returned 18.08%. During this same year, the Index returned 20.23%, the S&P Preferred Index returned 23.70% and the S&P 500® Index returned 16.54%.

Despite the passage of stricter tier 1 regulatory requirements for banks, which will directly impact the issuance and call risk of preferred securities, the Fund outperformed the S&P 500® Index and the Barclays Capital US Aggregate Indexes. The Fund benefited from strong demand for preferreds' relatively high rate of distribution in a low interest rate environment.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Banks	50.3
Diversified Financial Services	21.1
Insurance	9.8
Electric	6.4
REITS	6.0
Media	3.6
Telecommunications	1.9
Chemicals	0.2
Money Market Fund	0.2
Other	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Barclays Bank PLC, 8.125%	6.1
HSBC Holdings PLC, 8.125%	5.1
JPMorgan Chase Capital X, 7.000%, 02/15/32	4.8
Morgan Stanley Capital Trust VII, 6.600%, 10/15/66	4.6
JPMorgan Chase & Co., 8.625%	4.3
HSBC Holdings PLC, 8.000%	4.2
Wells Fargo Capital IV, 7.000%, 09/01/31	4.2
Wells Fargo & Co., 8.000%	3.9
Deutsche Bank Contingent Capital Trust V, 8.050%	3.7
General Electric Capital Corp., 6.100%, 11/15/32	3.7
Total	44.6

30

Manager's Analysis (Continued)

PowerShares Preferred Portfolio (ticker: PGX)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
		Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index	20.23%	-2.70%	-7.25%
S&P Preferred Index	23.70%	3.85%	10.94%
S&P 500® Index	16.54%	-3.20%	-8.56%
Fund
Net Asset Value ("NAV") Return	18.08%	-4.18%	-11.08%
Share Price Return	17.70%	-4.71%	-12.44%

Fund Inception: January 31, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Preferred Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 86 and 500 securities, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

31

Manager's Analysis

PowerShares VRDO Tax-Free Weekly Portfolio (ticker: PVI)

The PowerShares VRDO Tax-Free Weekly Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Bloomberg US Municipal AMT-Free Weekly VRDO Index (the "Index"). The Fund will normally invest at least 80% of its total assets in securities that comprise the Index and generally expects to so invest at least 90% of its total assets. The Index is designed to track the performance of a pool of tax-exempt Variable Rate Demand Obligations (VRDOs).

Effective August 5, 2010, the Fund's underlying index changed from the Thomson Municipal Market Data VRDO Index to the Bloomberg US Municipal AMT-Free Weekly VRDO Index.

For the fiscal year ended October 31, 2010, the Fund returned 0.31%. During this same year, the Blended-Index returned 0.33%, while the Barclays Capital Municipal 1 Year Index returned 1.80%.

The Fund performed in line with expectations given near-zero short term interest rates and the weekly reset of the underlying VRDOs.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Hospital Revenue	21.1
Miscellaneous Revenue	15.0
Electric Power Revenue	8.1
Water Revenue	8.0
Highway Tolls Revenue	7.8
Lease Revenue	6.8
Industrial Revenue	6.6
Ad Valorem Property Tax	5.7
Transit Revenue	5.7
Port, Airport & Marina Revenue	5.5
Multiple Utility Revenue	3.0
College Revenue	2.8
Local Housing Revenue	1.2
Economic Development Revenue	0.9
Sales Tax Revenue	0.3
Tax Increment Revenue	0.3
Other	1.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Harris County Texas Health Facilities Development Corp. Hospital Rev. Ref. (Memorial Hermann Healthcare System) Ser. 08A, 0.320%, 06/01/27	4.9
Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1, 0.320%, 11/01/29	4.4
Chicago Illinois Board of Education Ser. 00D, 0.300%, 03/01/32	4.0
Springfield Tennessee Health Educational Facilities Board Rev. Ref. (Northcrest Medical Center Project) Ser. 08, 1.150%, 08/01/33	3.8
Austin Texas Water & Wastewater System Rev. Ref. Ser. 04, 0.330%, 05/15/24	3.6
White County Industrial Hospital Association Lease Rental Rev. Ser. 06, 1.150%, 10/01/38	3.6
University of South Florida Financing Corp. COP (University of South Florida College of Medicine Health Facilities) Ser. 07, 0.370%, 07/01/37	3.5
Indiana Health & Educational Facility Financing Auth. Rev. (Clarian Health Obligated Group) Ser. 05-B, 0.310%, 02/15/21	3.2
Washington County Alabama Industrial Development Auth. Rev. (Bay Gas Storage Co. Ltd. Project) Ser. 07, 1.000%, 08/01/37	3.1
California State Sub-Ser. 05B-5, 1.500%, 05/01/40	3.1
Total	37.2

32

Manager's Analysis (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio (ticker: PVI)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
		Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
Blended – Bloomberg US Municipal AMT-Free Weekly VRDO Index*	0.33%	1.43%	4.29%
Bloomberg US Municipal AMT-Free Weekly VRDO Index	N/A	N/A	N/A
Thomson Municipal Market Data VRDO Index	0.35%	N/A	N/A
Barclays Capital Municipal 1 Year Index	1.80%	3.47%	10.76%
Fund
Net Asset Value ("NAV") Return	0.31%	1.75%	5.27%
Share Price Return	0.31%	1.75%	5.27%

Fund Inception: November 15, 2007

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital Muni 1 Year Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in market conditions based on the average performance of approximately 200 securities.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

†† Average annualized.

* The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, August 5, 2010, followed by the performance of the new underlying index starting at the conversion date and through October 31, 2010.

33

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PLW	PowerShares 1-30 Laddered Treasury Portfolio	10/11/07	749	406	76	7	0	0	0
BAB	PowerShares Build America Bond Portfolio	11/17/09	219	83	54	16	1	0	0
PCEF	PowerShares CEF Income Composite Portfolio	02/19/10	156	56	5	11	2	6	33
PCY	PowerShares Emerging Markets Sovereign Debt Portfolio	10/11/07	749	82	59	66	106	88	186
PHB	PowerShares Fundamental High Yield® Corporate Bond Portfolio	11/15/07	724	48	53	165	119	61	144
PWZ	PowerShares Insured California Municipal Bond Portfolio	10/11/07	749	281	92	58	29	11	20
PZA	PowerShares Insured National Municipal Bond Portfolio	10/11/07	749	356	108	62	28	14	7
PZT	PowerShares Insured New York Municipal Bond Portfolio	10/11/07	749	240	71	58	23	14	22
PICB	PowerShares International Corporate Bond Portfolio	06/03/10	84	10	23	29	14	0	0
PGX	PowerShares Preferred Portfolio	01/31/08	672	162	126	94	63	49	97
PVI	PowerShares VRDO Tax-Free Weekly Portfolio	11/15/07	724	460	3	0	0	0	0

34

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PLW	236	21	3	0	0	0
BAB	51	10	4	0	0	0
PCEF	30	3	8	1	0	1
PCY	78	27	12	6	4	35
PHB	47	27	39	3	5	13
PWZ	195	36	22	3	2	0
PZA	137	30	4	3	0	0
PZT	260	34	23	2	1	1
PICB	6	0	2	0	0	0
PGX	60	8	6	3	2	2
PVI	256	5	0	0	0	0

35

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended October 31, 2010.

In addition to the fees and expenses which the PowerShares CEF Income Composite Portfolio (the "Portfolio") bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the underlying funds have varied expenses and fee levels and the Portfolio may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Portfolio invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in the Fund's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares 1-30 Laddered Treasury Portfolio Actual	$1,000.00	$1,095.07	0.25%	$1.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
PowerShares Build America Bond Portfolio Actual	$1,000.00	$1,048.07	0.28%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43

36

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares CEF Income Composite Portfolio Actual	$1,000.00	$1,041.77	0.50%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares Emerging Markets Sovereign Debt Portfolio Actual	$1,000.00	$1,106.78	0.50%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares Fundamental High Yield® Corporate Bond Portfolio Actual	$1,000.00	$1,056.93	0.50%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares Insured California Municipal Bond Portfolio Actual	$1,000.00	$1,039.61	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43
PowerShares Insured National Municipal Bond Portfolio Actual	$1,000.00	$1,039.94	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43
PowerShares Insured New York Municipal Bond Portfolio Actual	$1,000.00	$1,043.40	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43
PowerShares International Corporate Bond Portfolio(2) Actual	$1,000.00	$1,155.36	0.50%	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares Preferred Portfolio Actual	$1,000.00	$1,070.81	0.50%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares VRDO Tax-Free Weekly Portfolio Actual	$1,000.00	$1,001.80	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended Ocotber 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent six-month period may differ from expense ratios based on the one year data in the Financial Highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 3, 2010 (Fund Inception) to October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 151 and then dividing the result by 365.

37

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

October 31, 2010

Principal Amount		Value
	United States Government Obligations—97.8%
	United States Treasury Bonds—73.1%
$1,626,000	8.875%, 02/15/19	$2,448,019
1,624,000	8.500%, 02/15/20	2,436,762
1,673,000	7.875%, 02/15/21	2,459,049
1,627,000	8.000%, 11/15/21	2,431,602
1,755,000	7.125%, 02/15/23	2,502,795
1,880,000	6.250%, 08/15/23	2,513,618
1,674,000	7.625%, 02/15/25	2,524,862
1,931,000	6.000%, 02/15/26	2,548,619
1,817,000	6.625%, 02/15/27	2,555,440
1,876,000	6.125%, 11/15/27	2,519,995
2,095,000	5.250%, 02/15/29	2,566,048
1,837,000	6.250%, 05/15/30	2,515,255
6,179,000	5.375%, 02/15/31	7,678,372
6,972,000	4.500%, 02/15/36	7,635,428
2,237,000	4.750%, 02/15/37	2,543,890
2,386,000	4.375%, 02/15/38	2,554,511
2,803,000	3.500%, 02/15/39	2,566,934
2,299,000	4.625%, 02/15/40	2,551,531
		55,552,730
	United States Treasury Notes—24.7%
2,140,000	4.500%, 02/28/11	2,170,679
2,073,000	4.625%, 02/29/12	2,193,574
2,129,000	3.875%, 02/15/13	2,301,317
2,120,000	4.000%, 02/15/14	2,356,181
2,114,000	4.000%, 02/15/15	2,384,856
2,083,000	4.500%, 02/15/16	2,427,672
2,082,000	4.625%, 02/15/17	2,451,880
2,270,000	3.500%, 02/15/18	2,502,498
		18,788,657
	Total United States Government Obligations (Cost $72,112,793)	74,341,387
Number of Shares
	Money Market Fund—1.2%
934,317	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $934,317)	934,317
	Total Investments (Cost $73,047,110)—99.0%	75,275,704
	Other assets less liabilities—1.0%	748,529
	Net Assets—100.0%	$76,024,233

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Build America Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.8%
	Ad Valorem Property Tax—33.9%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,122,790
2,000,000	Austintown Ohio Local School District Ser. 10 SD CRED PROG	6.306	11/01/47	1,924,300
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,058,380
3,000,000	Bexar County Texas Hospital District Ser. 10	5.263	02/15/31	2,899,260
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,516,635
1,000,000	Bolingbrook Illinois Ref. Ser. 10B AGM	4.940	01/01/21	1,091,690
8,575,000	California State Ser. 09	7.300	10/01/39	8,776,427
3,135,000	California State Ser. 09	7.350	11/01/39	3,216,040
5,995,000	California State Ser. 10	5.950	03/01/18	6,473,821
4,175,000	California State Ser. 10	6.650	03/01/22	4,591,080
4,500,000	California State Ser. 10	7.950	03/01/36	4,722,615
7,500,000	California State Ser. 10	7.625	03/01/40	7,925,850
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,016,484
2,050,000	Cedar Cliff Ohio Local School District Ser. 10 SD CRED PROG	5.965	12/01/35	1,986,450
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	2,066,980
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,950,300
1,500,000	Chicago Illinois Ser. 10C	6.207	01/01/36	1,470,240
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,677,795
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	1,823,472
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,591,275
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,706,080
1,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	1,516,620
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,061,580
200,000	Delaware State Ser. 09D	5.200	10/01/26	210,928
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	522,595
1,500,000	Detroit Michigan City School District Ser. 09B	7.747	05/01/39	1,678,800
1,500,000	Detroit Michigan School District Qualified School Construction Bonds Ser. 10	6.645	05/01/29	1,507,140
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,065,620
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,066,820
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	1,040,560
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	209,628
2,000,000	Elgin Ohio Local School District Qualified School Contruction Bonds Ser. 10 SD CRED PROG	5.499	08/31/27	1,986,600
2,000,000	Forsyth County North Carolina Ser. 10	5.166	04/01/30	2,029,080
1,750,000	Glenwood Illinois Ser. 10 AGM	7.030	12/01/28	1,789,550
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,052,240
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,094,560
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,046,630
1,000,000	Holland Michigan School District Qualified School Construction Bonds (School Building & Site) Ser. 10A	6.300	05/01/27	1,024,810
5,000,000	Illinois State Ser. 10	6.125	07/01/21	5,204,050
3,000,000	Illinois State Ser. 10	6.630	02/01/35	2,889,180
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	203,796
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	326,272
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,027,740
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,046,820
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,075,610
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/12/28	522,125
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,799,920
375,000	Logan County Kansas Ser. 10	5.200	09/01/25	374,970

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$3,000,000	Los Angeles California Community College District Ser. 10	6.600%	08/01/42	$3,184,380
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	524,745
1,000,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	1,093,840
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	192,014
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	212,842
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	519,140
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,321,672
10,000,000	Massachusetts State Ser. 10D	4.500	08/01/31	9,310,000
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,040,400
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,124,680
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,069,450
3,000,000	New York City New York Ser. 10	4.908	06/01/21	3,132,840
1,000,000	New York City New York Ser. 10	5.817	10/01/31	993,600
9,000,000	New York City New York Ser. 10	5.968	03/01/36	9,178,920
200,000	New York City Ser. 09A-2	5.206	10/01/31	194,638
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,049,410
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	1,007,837
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,021,040
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,026,110
4,000,000	Oak Lawn Illinois Ser. 10	6.110	12/01/35	3,870,360
1,000,000	Peoria County Illinois (School District No. 150) Ser. 09D AGC	6.605	12/01/28	1,034,740
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,472,794
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,027,780
1,025,000	Pima County Arizona Unified School District No. 13 Tanque Verde (School Improvement Project of 2009) Ser. 10A-2	5.923	07/01/27	1,079,848
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	533,230
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.324	07/01/17	1,049,750
500,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.617	07/01/18	524,195
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.767	07/01/19	1,047,420
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.967	07/01/20	1,044,980
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,023,150
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,022,630
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,631,865
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,188,453
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,051,450
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,067,270
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,041,330
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,018,120
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,596,880
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	970,500
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	206,126
1,000,000	Tempe Arizona Ser. 10B	4.367	07/01/21	1,049,580
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,064,260
1,500,000	Washington State Ser. 2011T	3.640	08/01/19	1,558,080

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,000,000	West Contra Costa California Unified School District Qualified School Construction (Election of 2005) Ser. 10D-1 AGM	6.555%	08/01/24	$2,106,800
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,509,960
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,488,855
2,000,000	Will County Illinois High School (District No. 204 Joliet) Ser. 10	6.204	01/01/30	2,085,460
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	695,378
10,000,000	Wisconsin State Ser. 10	5.000	05/01/32	9,680,100
				192,921,110
	College Revenue—7.1%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	508,495
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,065,360
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,056,400
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,027,070
1,500,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.099	07/01/25	1,654,095
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,391,221
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	553,538
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,012,600
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,495,170
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,193,737
5,000,000	Mesa State College Colorodo (Auxilary Facilities Enterprise) Rev. Ser. 10B	6.746	05/15/42	5,281,500
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,033,420
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10 AGC	6.190	07/01/40	2,979,540
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,049,800
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,043,880
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,089,310
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	514,810
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	258,458
1,000,000	Pennsylvania State Higher Educational Facilties Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,070,250
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	975,680
1,000,000	University of Cincinnati Ohio General Receipts Ser. 10C AGM	5.017	06/01/20	1,046,970
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	519,360
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	2,969,880
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,034,010
250,000	University of Michigan (University Rev.) Ser. 10A	5.513	04/01/30	266,200
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	514,095
2,000,000	University of Washington University Rev. Ref. Ser. 10B	4.897	10/01/33	1,940,160
1,500,000	Virginia College Building Auth. (Educational Facilities) Rev. Ser. 09F-2	5.625	02/01/28	1,570,860
250,000	Wayne State University Ser. 09B	6.536	11/15/39	253,665
				40,369,534
	Electric Power Revenue—6.8%
1,000,000	American Municipal Power, Inc. Ohio Ser. 10	5.939	02/15/47	975,510
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	206,722
750,000	Benton County Washington Public Utility (District No. 1 Electric) Rev. Ser. 10	6.546	11/01/30	795,420
6,500,000	Cowlitz County Washington Public Utility (District No. 1 Electric) Ser. 10	6.884	09/01/32	6,914,115
2,000,000	Douglas County Washington Public Utility District No. 001 Wells Hydroelectric Ser. 10B	5.245	09/01/30	1,979,860
1,280,000	Douglas County Washington Public Utility District No. 001 Wells Hydroelectric Ser. 10B	5.495	09/01/40	1,248,154

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,500,000	Grant County Washington Public Utility (District No. 2 Priest Rapids Hydro Electric) Ref. Ser. 10L	5.730%	01/01/30	$2,609,350
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,175,320
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	528,620
4,000,000	Los Angeles California Department Water & Power Rev. Ser. 10	5.716	07/01/39	3,954,120
2,000,000	Los Angeles California Department Water & Power Rev. Ser. 10	6.166	07/01/40	1,996,000
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	516,035
2,450,000	Modesto California Irrigation District Financing Auth. Electric System Rev. Ser. 10A	5.477	10/01/19	2,576,248
500,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/57	510,435
1,000,000	Nothern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,071,660
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,036,040
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	1,014,130
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	1,909,120
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	1,977,880
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	2,638,902
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,091,360
				38,725,001
	Fuel Sales Tax Revenue—3.0%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,134,050
1,000,000	Clark County Nevada Highway Improvement Rev. (Motor Vehicle Fuel) Ser. 10A-1	6.350	07/01/29	1,038,310
1,000,000	Kansas State Department Transportation Highway Rev. Ser. 10	4.596	09/01/35	982,710
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,088,810
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,054,760
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,514,576
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,344,400
				17,157,616
	General Fund—0.9%
2,675,000	California State Various Purpose Ser. 09	7.550	04/01/39	2,797,354
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,118,620
				4,915,974
	Highway Tolls Revenue—4.6%
5,000,000	Bay Area Toll Auth. California (Toll Bridge) Rev. Ser. 10S-1	6.793	04/01/30	5,200,550
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	658,719
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	202,138
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,063,710
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	262,777
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	255,518
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,039,000
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	5,064,600
3,000,000	Pennsylvania State Turnpike Commission Turnpike Rev. Ser. 10B	5.561	12/01/49	2,829,510
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,147,160
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,066,120
1,200,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	1,184,544
				25,974,346
	Hospital Revenue—1.9%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,092,550
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,031,980

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$3,000,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281%	04/01/27	$3,314,100
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,045,720
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,027,370
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,001,940
500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	515,215
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	536,985
				10,565,860
	Hotel Occupancy Tax—0.7%
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,204,320
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	2,077,040
				4,281,360
	Income Tax Revenue—0.0%
200,000	New York State Dormitory Auth. State (Personal Income Tax) Rev. Ser. 09F	5.292	03/15/25	210,542
	Lease Revenue—7.9%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	304,083
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,026,400
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,014,520
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,071,600
2,500,000	California State Public Works Board Lease Rev. (University of California Projects ) Ser. 10C-2	7.004	03/01/35	2,585,025
500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	530,925
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,083,480
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,231,100
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,052,000
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,062,120
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,034,080
280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	285,519
2,000,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	7.150	06/01/27	2,042,880
1,000,000	Franklin County Ohio Convention Facilities Auth Ser. 10	6.390	12/01/30	1,075,580
500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	543,865
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	515,585
1,000,000	Menlo Park California Fire Protection District COP Ser. 09B	7.138	08/01/29	1,031,820
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,035,560
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,081,700
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,004,900
2,000,000	Ohio State Building Auth. State Facilities (Administration Building) Ser. 10B	6.103	10/01/29	2,031,760
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,016,430

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580%	12/01/29	$517,215
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,045,250
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	533,095
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,076,020
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	982,640
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,273,985
				45,089,137
	Miscellaneous Revenue—6.5%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	519,215
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	527,285
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10 AGM	5.587	06/01/30	1,990,300
5,000,000	Illinois State Ser. 10	4.550	07/01/14	5,266,650
1,500,000	Illinois State Ser. 10	7.350	07/01/35	1,539,270
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,057,450
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	3,734,640
500,000	Jacksonville Florida Special Rev. Ser. 09C-2	4.990	10/01/21	527,545
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	526,340
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B AGM	6.743	04/01/40	7,162,260
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	5,354,450
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,087,480
3,000,000	Ohio State Water Development Auth. Water Pollution Control Loan Fund Rev. (Water Quality) Ser. 10B-2	4.879	12/01/34	2,957,910
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,049,070
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	1,965,060
				37,264,925
	Multiple Utility Revenue—0.5%
1,000,000	Austin Texas Electric Utility System Rev. Ser. 10	4.536	11/15/20	1,055,140
2,000,000	Colorado Springs Colorado Utilities Rev. Ser. 10	5.467	11/15/40	1,972,940
				3,028,080
	Parimutuel Betting—0.7%
2,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.041	07/01/25	2,641,350
1,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.584	07/01/29	1,577,985
				4,219,335
	Port, Airport & Marina Revenue—4.0%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	1,006,080
5,000,000	Chicago Illinois O'Hare International Airport Ser. 10	6.845	01/01/38	5,155,350
5,000,000	Chicago Illinois O'Hare International Airport Ser. 10	6.395	01/01/40	5,203,800
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,136,600
1,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	1,559,490
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	253,632
1,910,000	San Diego County California Regional Airport Auth. Airport Rev. Subordinate Ser. 10C	6.628	07/01/40	1,901,902
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,414,950
				22,631,804
	Resource Recovery Revenue—0.7%
3,905,000	Delaware State Solid Waste Auth. Solid Waste System Rev. Ser. 10B	4.970	06/01/19	4,102,359

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Sales Tax Revenue—1.8%
$1,000,000	Broward County Florida Half-Cent Sales Tax Rev. Ser. 10	5.764%	10/01/25	$1,027,600
1,000,000	Florida State Department Environmental Protection Preservation Rev. Ser. 10B	7.045	07/01/29	1,069,680
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	196,766
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	268,305
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,436,300
3,000,000	New York City Transitional Finance Auth. Rev. Ser. 10	5.508	08/01/37	2,967,630
2,105,000	Sioux Falls South Dakota Sales Tax Rev. (Recovery Zone Economic Development) Ser. 09B-2	5.750	11/15/27	2,210,776
				10,177,057
	Sewer Revenue—5.0%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	510,820
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,524,945
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	2,906,190
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	527,435
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,134,112
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,180,478
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,238,321
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,285,526
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	524,185
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	207,856
500,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	539,090
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,026,640
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,107,500
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	4,893,900
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	194,884
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,197,880
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,319,550
				28,319,312
	Special Assessment—0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,418,475
	Tax Increment Revenue—0.9%
2,375,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopement) Ser. 10B	7.784	09/01/40	2,548,992
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	531,930
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	7.930	08/01/30	1,039,680
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	8.180	08/01/39	1,034,370
				5,154,972
	Tobacco & Liquor Taxes—0.2%
1,000,000	Ohio State Ser. 10	5.651	10/01/23	1,087,180
	Transit Revenue—3.0%
1,000,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,071,070
2,000,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	2,041,880
5,000,000	Metropolitan Transportation Auth. New York Rev. (Transportation) Ser. 10C-1	4.969	11/15/18	5,204,450

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648%	11/15/39	$1,051,320
500,000	Metropolitan Transportation Auth. New York Transportation Rev. Ser. 10A	6.668	11/15/39	528,715
1,000,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	1,083,550
3,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	2,927,430
3,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	2,988,900
				16,897,315
	Water Revenue—7.5%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	515,740
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,522,875
2,000,000	Central Utah Water Conservancy District Rev. Ser. 10A	5.450	10/01/28	2,021,900
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	208,536
1,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	1,061,660
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,132,820
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,347,662
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,131,440
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	128,160
350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175	07/01/35	353,385
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	535,050
2,500,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/40	2,537,400
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,062,570
2,000,000	New York City Municipal Water Finance Auth. (Water & Sewer) Rev. Ser. 10	5.724	06/15/42	2,048,440
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,109,768
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	988,610
1,500,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	1,499,895
1,000,000	New York City Municipal Water Financing Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,036,280
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,051,400
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	542,355
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	534,495
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	2,907,150
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	525,915
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	544,370
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,059,040
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,083,540
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,094,520
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,479,555
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,018,980
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,318,669
2,500,000	Upper Eagle Regional Water Auth. Colorodo Rev. Ser. 10	6.518	12/01/39	2,602,475
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	550,095
				42,554,750
	Total Municipal Bonds (Cost $540,873,480)			557,066,044

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio

October 31, 2010

Number of Shares		Value
	Money Market Fund—0.4%
2,543,925	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,543,925)	$2,543,925
	Total Investments (Cost $543,417,405)—98.2%	559,609,969
	Other assets less liabilities—1.8%	9,995,544
	Net Assets—100.0%	$569,605,513

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
SD CRED PROG – School District Credit Program

Notes to Schedule of Investments:

This table, as of October 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	5.7%

See Notes to Financial Statements.

47

Schedule of Investments

PowerShares CEF Income Composite Portfolio

October 31, 2010

Number of Shares		Value
	Closed-End Funds—100.0%
	Bond—41.2%
918,136	AllianceBernstein Income Fund	$7,703,161
90,280	BlackRock Core Bond Trust	1,232,322
170,079	BlackRock Credit Allocation Income Trust II, Inc.	1,767,121
76,883	BlackRock Credit Allocation Income Trust III, Inc.	863,396
215,764	BlackRock Credit Allocation Income Trust IV	2,809,247
31,313	BlackRock Enhanced Government Fund, Inc.	522,927
128,631	BlackRock Income Opportunity Trust, Inc.	1,322,327
275,174	BlackRock Income Trust, Inc.	1,934,473
95,972	BlackRock Limited Duration Income Trust	1,684,309
61,947	Duff & Phelps Utility and Corporate Bond Trust, Inc.	761,329
52,094	Eaton Vance Short Duration Diversified Income Fund	917,375
25,337	Federated Enhanced Treasury Income Fund	434,529
70,141	Franklin Templeton Limited Duration Income Trust	945,501
26,559	Invesco Van Kampen Bond Fund(~)	534,633
185,180	MFS Charter Income Trust	1,811,060
64,017	MFS Government Markets Income Trust	473,086
304,458	MFS Intermediate Income Trust	2,115,983
294,534	MFS Multimarket Income Trust	2,094,137
61,246	Nuveen Build American Bond Term Fund	1,215,733
30,339	Nuveen Global Government Enhanced Income Fund	524,865
42,584	Nuveen Mortgage Opportunity Term Fund	1,056,083
182,949	Nuveen Multi-Currency Short-Term Government Income Fund	2,696,668
424,023	Nuveen Multi-Strategy Income and Growth Fund	3,612,676
599,278	Nuveen Multi-Strategy Income and Growth Fund II	5,369,531
216,231	Nuveen Quality Preferred Income Fund	1,716,874
400,970	Nuveen Quality Preferred Income Fund II	3,388,196
77,301	Nuveen Quality Preferred Income Fund III	636,960
71,163	PIMCO Corporate Income Fund	1,155,687
34,012	PIMCO Income Opportunity Fund	915,603
125,794	Putnam Master Intermediate Income Trust	801,308
273,327	Putnam Premier Income Trust	1,872,290
68,106	Strategic Global Income Fund, Inc.	830,212
295,943	Templeton Global Income Fund	3,163,631
311,292	Wells Fargo Advantage Income Opportunities Fund	3,206,308
57,116	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,089,773
27,790	Western Asset Investment Grade Defined Opportunity Trust, Inc.	597,485
25,321	Western Asset Variable Rate Strategic Fund, Inc.	406,402

Number of Shares		Value
	Closed-End Funds (Continued)
234,195	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	$3,007,064
98,926	Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,289,995
		68,480,260
	Bond/High Yield—18.2%
302,950	AllianceBernstein Global High Income Fund, Inc.	4,619,987
66,440	BlackRock Corporate High Yield Fund III, Inc.	468,402
108,723	BlackRock Corporate High Yield Fund V, Inc.	1,266,623
54,009	BlackRock Corporate High Yield Fund, Inc.	383,464
358,311	BlackRock Debt Strategies Fund, Inc.	1,426,078
60,628	BlackRock Floating Rate Income	880,318
70,804	BlackRock Floating Rate Income Strategies Fund II, Inc.	961,518
126,228	BlackRock Floating Rate Income Strategies Fund, Inc.	1,878,273
186,468	BlackRock Senior High Income Fund, Inc.	742,143
40,643	Blackstone / GSO Senior Floating Rate Term Fund	797,822
134,631	Credit Suisse Asset Management Income Fund, Inc.	502,174
98,808	Eaton Vance Floating-Rate Income Trust	1,569,071
76,941	Global High Income Fund, Inc.	1,145,651
87,654	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,021,169
56,403	New America High Income Fund, Inc.	598,436
16,131	Nuveen Mortgage Opportunity Term Fund 2	396,661
126,770	PIMCO Corporate Opportunity Fund	2,234,955
155,109	Templeton Emerging Markets Income Fund	2,624,444
129,494	Western Asset Emerging Markets Debt Fund, Inc.	2,521,248
119,233	Western Asset Emerging Markets Income Fund, Inc.	1,664,493
111,155	Western Asset High Income Opportunity Fund, Inc.	694,719
147,293	Western Asset Managed High Income Fund, Inc.	955,932
28,011	Western Asset Mortgage Defined Opportunity Fund, Inc.	591,872
21,951	Western Asset Premier Bond Fund	323,119
		30,268,572
	Option Income—40.6%
50,665	Advent Claymore Enhanced Growth & Income Fund	576,568
18,608	AGIC International & Premium Strategy Fund	277,259
26,191	BlackRock EcoSolutions Investment Trust	306,173

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares CEF Income Composite Portfolio

October 31, 2010

Number of Shares		Value
	Closed-End Funds (Continued)
96,005	BlackRock Enhanced Capital and Income Fund, Inc.	$1,442,955
159,625	BlackRock Enhanced Dividend Achievers Trust	1,435,029
99,226	BlackRock Global Energy and Resources Trust	2,516,371
179,972	BlackRock Global Opportunities Equity Trust	3,430,266
26,358	BlackRock Health Sciences Trust	715,356
238,970	BlackRock International Growth and Income Trust	2,523,523
186,604	BlackRock Real Asset Equity Trust	2,511,690
38,587	Columbia Seligman Premium Technology Growth Fund	729,680
73,830	Dow 30 Enhanced Premium & Income Fund, Inc.	757,496
30,850	Dow 30 Premium & Dividend Income Fund, Inc.	449,793
106,453	Eaton Vance Enhanced Equity Income Fund	1,400,922
109,850	Eaton Vance Enhanced Equity Income Fund II	1,444,528
184,903	Eaton Vance Risk-Managed Diversified Equity Income Fund	2,444,418
56,059	Eaton Vance Tax-Managed Buy-Write Income Fund	856,582
166,701	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2,235,460
411,246	Eaton Vance Tax-Managed Diversified Equity Income Fund	4,778,679
348,352	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	4,336,982
1,009,114	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	11,130,527
81,556	First Trust Enhanced Equity Income Fund	974,594
28,579	ING Asia Pacific High Dividend Equity Income Fund	550,146
41,587	ING Global Advantage and Premium Opportunity Fund	565,167
261,875	ING Global Equity Dividend & Premium Opportunity Fund	3,071,794
44,529	ING Risk Managed Natural Resources Fund	685,747
77,680	Madison/Claymore Covered Call & Equity Strategy Fund	714,656
61,781	NASDAQ Premium Income & Growth Fund, Inc.	855,049
431,079	NFJ Dividend Interest & Premium Strategy Fund	6,871,399
84,232	Nuveen Equity Premium Advantage Fund	1,109,335
54,867	Nuveen Equity Premium and Growth Fund	749,483
101,460	Nuveen Equity Premium Income Fund	1,346,374

Number of Shares		Value
	Closed-End Funds (Continued)
175,141	Nuveen Equity Premium Opportunity Fund	$2,310,110
63,896	Nuveen Global Value Opportunities Fund	1,268,336
		67,372,447
	Total Investments (Cost $160,775,677)—100.0%	166,121,279
	Liabilities in excess of other assets—(0.0%)	(27,619)
	Net Assets—100.0%	$166,093,660

Notes to Schedule of Investments:

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

49

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.2%
	Brazil—4.5%
$8,416,000	Republic of Brazil	10.125%	05/15/27	$13,907,440
1,400,000	Republic of Brazil	12.250	03/06/30	2,705,500
10,700,000	Republic of Brazil	8.250	01/20/34	15,702,250
9,590,000	Republic of Brazil	7.125	01/20/37	12,706,750
				45,021,940
	Bulgaria—4.2%
35,526,000	Republic of Bulgaria	8.250	01/15/15	42,098,310
	Colombia—4.7%
10,200,000	Republic of Colombia	8.125	05/21/24	13,974,000
16,409,000	Republic of Colombia	7.375	09/18/37	21,988,060
9,900,000	Republic of Colombia	6.125	01/18/41	11,360,250
				47,322,310
	El Salvador—4.5%
18,079,000	Republic of El Salvador	8.250	04/10/32	21,536,609
20,550,000	Republic of El Salvador	7.650	06/15/35	23,452,687
				44,989,296
	Hungary—4.2%
19,235,000	Republic of Hungary	4.750	02/03/15	20,717,692
19,400,000	Republic of Hungary	6.250	01/29/20	21,410,577
				42,128,269
	Indonesia—5.0%
16,563,000	Republic of Indonesia	8.500	10/12/35	24,140,573
9,350,000	Republic of Indonesia	6.625	02/17/37	11,353,331
10,950,000	Republic of Indonesia	7.750	01/17/38	14,837,250
				50,331,154
	Lithuania—4.2%
17,775,000	Republic of Lithuania	6.750	01/15/15	19,796,906
19,405,000	Republic of Lithuania	7.375	02/11/20	22,679,594
				42,476,500
	Mexico—4.5%
13,542,000	United Mexican States, MTN	8.300	08/15/31	19,751,007
10,350,000	United Mexican States, Series A, MTN	7.500	04/08/33	13,817,250
9,075,000	United Mexican States, Series A, MTN	6.750	09/27/34	11,253,000
				44,821,257
	Pakistan—4.1%
20,707,000	Islamic Republic of Pakistan	7.125	03/31/16	19,409,810
23,673,000	Islamic Republic of Pakistan	6.875	06/01/17	21,719,977
				41,129,787
	Panama—4.6%
11,470,000	Republic of Panama	7.250	03/15/15	13,936,050
8,760,000	Republic of Panama	7.125	01/29/26	11,431,800
13,993,000	Republic of Panama	8.875	09/30/27	20,954,517
				46,322,367

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	Peru—4.7%
$8,400,000	Republic of Peru	8.375%	05/03/16	$10,816,680
10,925,000	Republic of Peru	7.350	07/21/25	14,557,562
13,854,000	Republic of Peru	8.750	11/21/33	21,238,182
				46,612,424
	Philippines—4.9%
12,046,000	Republic of Philippines	9.500	02/02/30	18,445,438
12,685,000	Republic of Philippines	7.750	01/14/31	16,807,625
12,180,000	Republic of Philippines, Series OCT	6.375	10/23/34	14,159,250
				49,412,313
	Poland—4.4%
12,152,000	Republic of Poland	5.250	01/15/14	13,419,405
15,522,000	Republic of Poland	5.000	10/19/15	17,328,994
11,250,000	Republic of Poland	6.375	07/15/19	13,651,425
				44,399,824
	Qatar—4.5%
8,975,000	State of Qatar	6.550	04/09/19	10,781,219
13,167,000	State of Qatar	9.750	06/15/30	20,639,272
11,500,000	State of Qatar	6.400	01/20/40	13,340,000
				44,760,491
	Russia—4.3%
16,417,000	Russian Federation	11.000	07/24/18	23,640,480
10,500,000	Russian Foreign Bond - Eurobond	3.625	04/29/15	10,788,750
8,300,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	8,681,800
				43,111,030
	South Africa—4.7%
14,631,000	Republic of South Africa	6.875	05/27/19	18,160,729
12,100,000	Republic of South Africa	5.500	03/09/20	13,763,750
12,712,000	Republic of South Africa	5.875	05/30/22	14,809,480
				46,733,959
	South Korea—4.3%
19,988,000	Republic of Korea	5.125	12/07/16	22,596,154
16,400,000	Republic of Korea	7.125	04/16/19	20,780,473
				43,376,627
	Turkey—4.8%
8,750,000	Republic of Turkey	8.000	02/14/34	11,812,500
20,328,000	Republic of Turkey	6.875	03/17/36	24,546,060
9,100,000	Republic of Turkey	7.250	03/05/38	11,534,250
				47,892,810
	Ukraine—4.6%
5,722,000	Ukraine Government	7.650	06/11/13	5,940,008
13,325,000	Ukraine Government	6.580	11/21/16	13,158,438
14,240,000	Ukraine Government	6.750	11/14/17	14,099,024
13,000,000	Ukraine Government	7.750	09/23/20	13,162,500
				46,359,970
	Uruguay—4.4%
32,396,000	Republic of Uruguay	9.250	05/17/17	43,896,580

See Notes to Financial Statements.

51

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	Venezuela—4.0%
$11,100,000	Republic of Venezuela	8.500%	10/08/14	$9,407,250
17,950,000	Republic of Venezuela	5.750	02/26/16	12,879,125
18,943,000	Republic of Venezuela	13.625	08/15/18	18,242,109
				40,528,484
	Vietnam—4.1%
20,747,000	Socialist Republic of Vietnam	6.875	01/15/16	23,564,754
15,750,000	Socialist Republic of Vietnam	6.750	01/29/20	17,955,000
				41,519,754
	Total Sovereign Debt Obligations (Cost $898,649,017)			985,245,456
Number of Shares
	Money Market Fund—0.3%
2,736,148	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,736,148)			2,736,148
	Total Investments (Cost $901,385,165)—98.5%			987,981,604
	Other assets less liabilities—1.5%			14,933,297
	Net Assets—100.0%			$1,002,914,901

Investment Abbreviations:
MTN  – Medium-Term Notes

See Notes to Financial Statements.

52

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.0%
	Advertising—1.4%
$1,600,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$1,746,000
1,500,000	Interpublic Group of Cos., Inc. (The)	10.000	07/15/17	1,785,000
1,800,000	Lamar Media Corp.	9.750	04/01/14	2,088,000
				5,619,000
	Aerospace/Defense—0.7%
1,500,000	Alliant Techsystems, Inc.	6.875	09/15/20	1,586,250
975,000	BE Aerospace, Inc.	8.500	07/01/18	1,094,437
				2,680,687
	Agriculture—0.4%
1,600,000	Alliance One International, Inc.	10.000	07/15/16	1,768,000
	Apparel—0.6%
2,350,000	Hanesbrands, Inc.	8.000	12/15/16	2,555,625
	Auto Parts & Equipment—1.1%
3,836,000	Goodyear Tire & Rubber Co. (The)	10.500	05/15/16	4,411,400
	Banks—5.3%
950,000	Ally Financial, Inc.	8.000	11/01/31	1,042,625
3,500,000	Discover Bank	8.700	11/18/19	4,242,662
8,540,000	Regions Financial Corp.	6.375	05/15/12	8,779,470
3,250,000	Synovus Financial Corp.	5.125	06/15/17	2,773,550
4,000,000	Zions Bancorp	6.000	09/15/15	3,960,372
				20,798,679
	Beverages—0.6%
2,091,000	Constellation Brands, Inc.	7.250	09/01/16	2,310,555
	Biotechnology—0.5%
1,700,000	Life Technologies Corp.	4.400	03/01/15	1,821,193
	Building Materials—1.5%
1,500,000	Masco Corp.	5.875	07/15/12	1,564,412
1,770,000	Masco Corp.	6.125	10/03/16	1,814,542
2,000,000	Owens Corning	9.000	06/15/19	2,428,252
				5,807,206
	Chemicals—3.2%
3,000,000	Ashland, Inc.	9.125	06/01/17	3,472,500
1,500,000	CF Industries, Inc.	7.125	05/01/20	1,743,750
1,500,000	Huntsman International LLC	8.625	03/15/20	1,648,125
1,800,000	Nalco Co.	8.250	05/15/17	2,013,750
1,840,000	PolyOne Corp.	7.375	09/15/20	1,957,300
1,615,000	Solutia, Inc.	8.750	11/01/17	1,816,875
				12,652,300
	Coal—1.2%
1,500,000	Arch Coal, Inc.	8.750	08/01/16	1,691,250
2,550,000	Peabody Energy Corp.	7.375	11/01/16	2,900,625
				4,591,875

See Notes to Financial Statements.

53

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Commercial Services—3.5%
$5,154,000	Avis Budget Car Rental LLC	9.625%	03/15/18	$5,566,320
1,000,000	Cenveo Corp.	8.875	02/01/18	1,010,000
1,000,000	Corrections Corp. of America	7.750	06/01/17	1,092,500
1,500,000	National Money Mart Co. (Canada)	10.375	12/15/16	1,642,500
1,800,000	PHH Corp.	7.125	03/01/13	1,793,250
250,000	PHH Corp., 144A	9.250	03/01/16	257,813
2,000,000	United Rentals North America, Inc.	9.250	12/15/19	2,230,000
				13,592,383
	Computers—0.9%
3,300,000	Seagate Technology HDD Holdings (Cayman Islands)	6.800	10/01/16	3,386,625
	Diversified Financial Services—8.3%
5,075,000	American General Finance Corp., MTN	6.900	12/15/17	4,250,313
3,990,000	Ford Motor Credit Co. LLC	7.000	10/01/13	4,355,061
4,600,000	Ford Motor Credit Co. LLC	8.000	12/15/16	5,391,067
3,550,000	Icahn Enterprises LP	8.000	01/15/18	3,669,812
1,800,000	International Lease Finance Corp.	6.375	03/25/13	1,863,000
1,000,000	Lazard Group LLC	7.125	05/15/15	1,105,665
1,000,000	Lazard Group LLC	6.850	06/15/17	1,074,817
3,600,000	SLM Corp., Series A, MTN	5.000	10/01/13	3,617,442
3,808,000	SLM Corp., MTN	8.000	03/25/20	3,855,303
3,100,000	Textron Financial Corp.	5.400	04/28/13	3,259,603
				32,442,083
	Electric—5.9%
4,233,000	AES Co1. (The)	8.000	10/15/17	4,677,465
3,840,000	Ameren Corp.	8.875	05/15/14	4,461,082
2,469,000	Dynegy Holdings, Inc.	8.375	05/01/16	1,907,302
5,734,000	Edison Mission Energy	7.000	05/15/17	4,257,495
4,323,000	NRG Energy, Inc.	7.375	02/01/16	4,512,131
1,500,000	NRG Energy, Inc.	7.375	01/15/17	1,567,500
1,800,000	RRI Energy, Inc.	7.625	06/15/14	1,822,500
				23,205,475
	Electronics—0.5%
1,600,000	Jabil Circuit, Inc.	8.250	03/15/18	1,884,000
	Entertainment—1.3%
1,700,000	Cinemark USA, Inc.	8.625	06/15/19	1,842,375
1,500,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	1,623,750
1,500,000	WMG Acquisition Corp.	9.500	06/15/16	1,623,750
				5,089,875
	Food—4.2%
3,300,000	Dean Foods Co.	7.000	06/01/16	3,316,500
1,600,000	Ingles Markets, Inc.	8.875	05/15/17	1,776,000
3,440,000	Smithfield Foods, Inc.	7.750	07/01/17	3,538,900
4,372,000	SUPERVALU, Inc.	8.000	05/01/16	4,464,905
2,900,000	Tyson Foods, Inc.	10.500	03/01/14	3,501,750
				16,598,055

See Notes to Financial Statements.

54

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Forest Products & Paper—1.9%
$2,000,000	Cascades, Inc. (Canada)	7.750%	12/15/17	$2,147,500
1,400,000	Domtar Corp.	10.750	06/01/17	1,762,250
3,100,000	Weyerhaeuser Co.	7.375	10/01/19	3,437,125
				7,346,875
	Hand/Machine Tools—1.0%
3,826,000	Baldor Electric Co.	8.625	02/15/17	4,103,385
	Healthcare - Products—1.2%
2,439,000	Biomet, Inc.	11.625	10/15/17	2,759,119
1,800,000	Boston Scientific Corp.	4.500	01/15/15	1,893,013
				4,652,132
	Healthcare - Services—2.4%
1,000,000	Coventry Health Care, Inc.	6.300	08/15/14	1,064,622
3,500,000	Health Net, Inc.	6.375	06/01/17	3,482,500
1,600,000	Tenet Healthcare Corp.	9.000	05/01/15	1,768,000
1,000,000	Tenet Healthcare Corp.	10.000	05/01/18	1,165,000
1,650,000	Universal Health Services, Inc.	7.125	06/30/16	1,819,125
				9,299,247
	Holding Companies - Diversified—0.8%
1,000,000	Leucadia National Corp.	7.125	03/15/17	1,033,750
2,000,000	Leucadia National Corp.	8.125	09/15/15	2,192,500
				3,226,250
	Home Builders—3.1%
1,500,000	Centex Corp.	6.500	05/01/16	1,567,500
1,800,000	D.R. Horton, Inc.	6.500	04/15/16	1,838,250
2,000,000	KB Home	6.250	06/15/15	1,937,500
2,000,000	Lennar Corp., Series B	5.600	05/31/15	1,900,000
1,500,000	Lennar Corp., Series B	12.250	06/01/17	1,792,500
1,000,000	Pulte Group, Inc.	5.250	01/15/14	1,010,000
1,750,000	Toll Brothers Finance Corp.	8.910	10/15/17	2,074,998
				12,120,748
	Household Products/Wares—1.2%
4,340,000	Jarden Corp.	7.500	05/01/17	4,638,375
	Internet—0.7%
1,000,000	Expedia, Inc.	7.456	08/15/18	1,145,000
1,500,000	Terremark Worldwide, Inc.	12.000	06/15/17	1,728,750
				2,873,750
	Iron/Steel—2.0%
1,700,000	AK Steel Corp.	7.625	05/15/20	1,778,625
1,650,000	Steel Dynamics, Inc.	7.375	11/01/12	1,771,688
4,290,000	United States Steel Corp.	7.375	04/01/20	4,499,137
				8,049,450
	Leisure Time—1.0%
1,750,000	Royal Caribbean Cruises Ltd. (Liberia)	7.000	06/15/13	1,903,125
1,700,000	Royal Caribbean Cruises Ltd. (Liberia)	7.250	06/15/16	1,861,500
				3,764,625

See Notes to Financial Statements.

55

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Lodging—2.3%
$1,500,000	MGM Resorts International	10.375%	05/15/14	$1,695,000
1,500,000	MGM Resorts International	11.125	11/15/17	1,732,500
1,600,000	Sheraton Holding Corp.	7.375	11/15/15	1,806,000
1,700,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	10/15/14	1,955,000
1,700,000	Wyndham Worldwide Corp.	6.000	12/01/16	1,817,711
				9,006,211
	Media—2.5%
1,500,000	Cablevision Systems Corp.	7.750	04/15/18	1,644,375
1,600,000	CSC Holdings LLC	8.500	06/15/15	1,770,000
1,700,000	DISH DBS Corp.	6.625	10/01/14	1,804,125
2,743,000	DISH DBS Corp.	7.125	02/01/16	2,921,295
1,500,000	McClatchy Co. (The)	11.500	02/15/17	1,614,375
				9,754,170
	Mining—1.4%
4,800,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	5,436,840
	Miscellaneous Manufacturing—0.4%
1,600,000	SPX Corp.	7.625	12/15/14	1,784,000
	Oil & Gas—10.6%
4,000,000	Anadarko Petroleum Corp.	5.950	09/15/16	4,380,052
1,840,000	Atlas Energy Operating Co.	10.750	02/01/18	2,079,200
4,413,000	Chesapeake Energy Corp.	6.500	08/15/17	4,622,618
1,500,000	Chesapeake Energy Corp.	6.625	08/15/20	1,595,625
4,000,000	Denbury Resources, Inc.	8.250	02/15/20	4,480,000
4,189,000	Forest Oil Corp.	7.250	06/15/19	4,424,631
2,724,000	Newfield Exploration Co.	7.125	05/15/18	2,928,300
1,500,000	Newfield Exploration Co.	6.875	02/01/20	1,608,750
1,700,000	Petrohawk Energy Corp.	7.875	06/01/15	1,810,500
1,500,000	Pioneer Natural Resources Co.	6.650	03/15/17	1,627,020
4,186,000	Plains Exploration & Production Co.	7.750	06/15/15	4,437,160
2,090,000	Pride International, Inc.	6.875	08/15/20	2,377,375
1,500,000	Quicksilver Resources, Inc.	8.250	08/01/15	1,533,750
1,400,000	Southwestern Energy Co.	7.500	02/01/18	1,617,000
2,000,000	Tesoro Corp.	6.500	06/01/17	2,000,000
				41,521,981
	Oil & Gas Services—0.4%
1,406,000	Complete Production Services, Inc.	8.000	12/15/16	1,486,845
	Packaging & Containers—2.0%
4,049,000	Crown Americas LLC	7.750	11/15/15	4,231,205
1,600,000	Graphic Packaging International, Inc.	9.500	06/15/17	1,772,000
1,600,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	1,752,000
				7,755,205
	Pharmaceuticals—0.5%
1,800,000	Omnicare, Inc.	7.750	06/01/20	1,887,750
	Pipelines—1.7%
4,154,000	El Paso Corp.	7.000	06/15/17	4,548,788
1,800,000	Energy Transfer Equity LP	7.500	10/15/20	1,971,000
				6,519,788

See Notes to Financial Statements.

56

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Real Estate—0.4%
$1,500,000	CB Richard Ellis Services, Inc.	11.625%	06/15/17	$1,755,000
	Retail—5.4%
1,700,000	AutoNation, Inc.	6.750	04/15/18	1,768,000
3,871,000	Dollar General Corp.	10.625	07/15/15	4,296,810
3,100,000	J.C. Penney Co.	5.650	06/01/20	3,014,750
3,675,000	Limited Brands, Inc.	6.900	07/15/17	4,005,750
2,000,000	Macy's Retail Holdings, Inc.	5.900	12/01/16	2,175,000
4,774,000	Rite Aid Corp.	9.500	06/15/17	4,081,770
1,700,000	Wendy's/Arby's Restaurants LLC	10.000	07/15/16	1,870,000
				21,212,080
	Semiconductors—0.9%
3,250,000	Advanced Micro Devices, Inc.	8.125	12/15/17	3,526,250
	Telecommunications—11.3%
1,500,000	American Tower Corp.	4.625	04/01/15	1,617,667
1,500,000	Cincinnati Bell, Inc.	8.750	03/15/18	1,458,750
4,250,000	Cricket Communications, Inc.	7.750	05/15/16	4,600,625
1,972,000	Crown Castle International Corp.	9.000	01/15/15	2,213,570
1,500,000	Frontier Communications Corp.	6.250	01/15/13	1,597,500
4,140,000	Frontier Communications Corp.	9.000	08/15/31	4,636,800
1,600,000	Global Crossing Ltd. (Bermuda)	12.000	09/15/15	1,836,000
1,944,000	Intelsat Jackson Holdings SA (Luxembourg)	11.250	06/15/16	2,126,250
1,500,000	MetroPCS Wireless, Inc.	7.875	09/01/18	1,616,250
1,500,000	NII Capital Corp.	10.000	08/15/16	1,708,125
3,700,000	Qwest Communications International, Inc.	8.000	10/01/15	4,042,250
3,000,000	SBA Telecommunications, Inc.	8.000	08/15/16	3,322,500
4,680,000	Sprint Nextel Corp.	6.000	12/01/16	4,703,400
3,900,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	9.500	08/15/16	4,450,875
4,166,000	Windstream Corp.	8.625	08/01/16	4,447,205
				44,377,767
	Textiles—0.9%
3,300,000	Mohawk Industries, Inc., Series D	7.200	04/15/12	3,506,250
	Transportation—0.9%
1,000,000	RailAmerica, Inc.	9.250	07/01/17	1,112,500
2,025,000	Teekay Corp. (Marshall Islands)	8.500	01/15/20	2,260,406
				3,372,906
	Total Investments (Cost $366,003,559)—98.0%			384,192,896
	Other assets less liabilities—2.0%			7,700,083
	Net Assets—100.0%			$391,892,979

Investment Abbreviations:
MTN  – Medium-Term Notes

Notes to Schedule of Investments:
144A  – Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in a transaction exempt from registration, typically to qualified institutional buyers. The value of this security at October 31, 2010 was $257,813, representing 0.1% of the Fund's Net Assets.

See Notes to Financial Statements.

57

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—96.5%
	Ad Valorem Property Tax—26.6%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,412,235
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	518,125
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,052,260
1,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,075,300
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	519,380
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	522,355
500,000	Los Angeles California Community College District Ref. (Election 2001) Ser. 05A AGM	5.000	08/01/25	537,475
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,562,717
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 AGM	5.000	07/01/31	1,139,853
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	522,355
2,000,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	2,312,860
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	421,484
				11,596,399
	College Revenue—2.2%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	514,510
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	460,080
				974,590
	Electric Power Revenue—5.2%
800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000	10/01/31	816,616
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	416,044
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,044,170
				2,276,830
	General Fund—0.8%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	367,644
	Highway Tolls Revenue—0.9%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	401,152
	Hospital Revenue—12.8%
2,000,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	2,024,040
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,047,560
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,035,910
500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050	08/15/38	516,530
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	948,903
				5,572,943
	Lease Revenue—18.7%
1,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	1,018,680
2,000,000	El Dorado California Irrigation District COP Ser. 09-A AGC	5.750	08/01/39	2,106,240
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,598,055

See Notes to Financial Statements.

58

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500%	04/01/39	$1,069,340
400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters FAC Ser. 06A NATL RE	4.250	01/01/37	348,400
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	483,065
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,100,850
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	418,680
				8,143,310
	Sales Tax Revenue—7.9%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,570,935
1,340,000	Puerto Rico Commonwealth Highways & Transportation Auth. Highway Rev. (Remarketed) Ser. 03AA-1 AGM	4.950	07/01/26	1,394,203
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	505,310
				3,470,448
	Sewer Revenue—5.3%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	417,928
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	388,248
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	518,650
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	464,885
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	509,660
				2,299,371
	Special Assessment—3.8%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,649,970
	Special Tax—3.2%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,391,899
	Tax Increment Revenue—0.8%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250	08/01/30	355,196
	Water Revenue—8.3%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,082,540
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	524,335
500,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	495,850
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	510,925
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	502,175

See Notes to Financial Statements.

59

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000%	09/01/38	$507,475
				3,623,300
	Total Investments (Cost $40,527,176)—96.5%			42,123,052
	Other assets less liabilities—3.5%			1,517,164
	Net Assets—100.0%			$43,640,216

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
AMBAC  – American Municipal Bond Assurance Corp.*
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
NATL RE  – National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

This table, as of October 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	35.3%
Assured Guaranty Corp.	23.8
National Public Finance Guarantee Corp.	20.2
American Municipal Bond Assurance Corp.*	7.9

*  Filed for bankruptcy on 11/8/2010.

See Notes to Financial Statements.

60

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.3%
	Ad Valorem Property Tax—12.2%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,072,500
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,265,842
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,303,810
2,000,000	Burleson Texas Independent School District (School Building) Ser. 09 AGC	5.000	08/01/39	2,077,360
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	2,932,080
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/27	1,606,890
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	12,238,070
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,586,880
10,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	10,606,400
2,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	2,150,600
2,000,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	2,077,520
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,586,130
2,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	2,678,025
2,000,000	Frisco Texas Independent School District (School Building) Ser. 09 AGC	5.250	08/15/36	2,145,200
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,043,500
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,595,875
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,900,000
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,140,190
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,770,560
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 AGM	5.000	07/01/31	518,115
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	932,791
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,089,420
4,100,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	4,741,363
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,603,425
3,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09-A AGC	5.000	08/01/34	3,640,525
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,671,155
				79,974,226
	Auto Parking Revenue—0.7%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,053,220
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,545,325
				4,598,545
	College Revenue—2.9%
5,000,000	California State University Rev. Systemwide Ser. 09A AGC	5.250	11/01/38	5,302,150
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,096,090
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,365,558
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,472,125
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	262,137
2,750,000	University Houston (Texas University Rev. Ref.-Consolidated) Ser. 08 AGM	5.000	02/15/38	2,883,128
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	2,014,180
				19,395,368
	Electric Power Revenue—3.2%
3,000,000	Guam Power Auth. Rev. Ser. 10A (Guam) AGM	5.000	10/01/37	3,027,900
500,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/37	508,715
5,000,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/42	5,087,150
1,400,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	1,425,830

See Notes to Financial Statements.

61

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$6,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500%	05/01/33	$6,693,060
2,065,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 07A NATL RE	5.000	01/01/42	2,055,171
1,000,000	Paducah Kentucky Electric Plant Board Rev. Ser. 09A AGC	5.250	10/01/35	1,064,970
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,044,170
				20,906,966
	General Fund—1.6%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	459,555
10,000,000	New Jersey State Tax & RAC Ser. 10	2.000	06/23/11	10,108,000
				10,567,555
	Highway Tolls Revenue—9.5%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	7,922,775
7,000,000	Massachusetts State Federal Highway GAN Ser. 00A	5.750	06/15/15	7,043,260
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	509,340
10,000,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 10A AGC	5.000	07/01/35	10,245,800
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,615,925
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,278,880
16,000,000	North Texas Thruway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,466,560
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,093,600
1,500,000	Puerto Rico Highway & Transportation Auth. Highway Rev. Ref. Ser. 07CC AGM	5.250	07/01/33	1,640,700
				62,816,840
	Hospital Revenue—15.1%
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/34	549,875
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/39	2,729,000
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	506,010
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,047,560
1,500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050	08/15/38	1,549,590
500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.500	06/01/34	509,220
500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.750	06/01/39	526,230
1,500,000	Chesterfield County Virginia Economic Development Auth. Rev. (Bon Secours Health) Ser. 08C-1 AGM	5.000	11/01/42	1,531,950
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,299,500
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser. 05-B AMBAC	5.500	04/01/37	2,666,275
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,153,650
2,000,000	Colorado Health Facilities Auth. Rev. (Poudre Valley County Health Facilities Auth) Ser. 05A AGM	5.200	03/01/31	2,101,960
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	310,893

See Notes to Financial Statements.

62

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,570,000	District of Columbia Hospital Rev. (Children's Hospital Obligation Group) Ser. 08 AGC	5.250%	07/15/38	$1,603,771
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	3,039,360
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,072,390
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,056,000
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,940,410
1,000,000	Idaho Health Facilities Auth. Rev. (St. Luke's Regional Medical Center) Remarketed Ser. 10 AGM	5.000	07/01/35	1,021,460
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,059,680
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,749,827
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,702,025
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98-B AGM	5.250	01/01/28	5,893,415
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,109,020
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	473,719
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	8,911,256
4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	4,516,875
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,986,780
1,500,000	Minnesota Agricultural & Economic Development Board Rev. Health Care Essentia (Remarketed) Ser. 08C-1 AGC	5.000	02/15/30	1,545,960
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,717,500
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,017,240
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,578,175
1,000,000	Roanoke Virgina Industrial Development Auth. Hospital Rev. (Carilion Health System) Remarketed Ser. 05B AGM	5.000	07/01/38	1,017,570
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000	09/01/35	1,017,810
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	1,006,750
4,000,000	South Carolina Jobs-Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	4,052,840
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,057,580
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,033,030
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	451,858
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser. 06A NATL RE	5.000	08/01/31	1,919,684
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,151,619
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	899,784
				99,085,101

See Notes to Financial Statements.

63

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Hotel Occupancy Tax—0.3%
$2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000%	02/01/35	$2,047,900
	Lease Revenue—7.4%
3,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/26	3,243,630
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,098,120
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,136,280
1,925,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/29	1,996,379
3,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	3,056,040
3,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/33	3,569,265
2,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/37	2,522,625
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	532,685
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,485,380
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,226,045
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	528,760
3,000,000	Michigan State Building Auth. Rev. (Facilities Program) Ser. 09H AGM	5.000	10/15/26	3,240,180
1,335,000	Ohio State Higher Educational Facility Rev. (Case Western Reserve University Project) Ser. 06 NATL RE	5.000	12/01/44	1,361,566
2,950,000	Orange County Florida School Board COP Ser. 09A AGC	5.500	08/01/34	3,163,315
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,403,400
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,220,950
2,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	2,035,740
				48,820,360
	Miscellaneous Revenue—5.2%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	8,004,900
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	7,957,800
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,608,800
4,550,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/38	4,714,801
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	955,220
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,134,431
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/33	1,088,680
3,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/38	3,238,170
2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,240,100
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,150,030
				34,092,932
	Multiple Utility Revenue—0.5%
2,990,000	Corpus Christi Texas Utility System Rev. Improvement Ser. 09 AGC	5.375	07/15/39	3,178,460

See Notes to Financial Statements.

64

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Port, Airport & Marina Revenue—11.1%
$5,000,000	Chicago Illinois O'Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000%	01/01/29	$5,116,000
9,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09-C AGM	5.000	07/01/25	9,524,430
2,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09-C AGM	5.000	07/01/26	2,103,180
2,840,000	Clark County Nevada Passenger Facility Charge Rev. (Las Vegas McCarran International Airport) Ser. 10A AGM	5.250	07/01/39	2,908,245
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,548,870
1,000,000	Metropolitan Washington DC Airports Auth. System Ser. 09B BHAC	5.000	10/01/29	1,083,670
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 09B AGC	5.125	10/01/41	10,196,600
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,136,780
25,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	25,729,750
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,571,275
500,000	Portland Maine Airport Rev. General Ser. 10 AGM	5.000	01/01/40	513,280
3,000,000	Sacramento County California Airport System Ser. 08A AGM	5.000	07/01/41	3,055,230
1,500,000	St. Louis Missouri Airport Rev. Lambert - St. Louis International Airport Ser. 05 NATL RE	5.500	07/01/31	1,583,865
				73,071,175
	Recreational Revenue—1.5%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,303,000
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,654,600
				9,957,600
	Sales Tax Revenue—6.1%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,442,107
9,000,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/39	9,293,670
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,569,300
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	423,148
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	302,820
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,154,050
2,500,000	Metropolitan Pier & Exposition Auth. Illinois Dedicated State Tax Ref. (McCormick Place) Ser. 10B AGM	5.000	06/15/50	2,499,850
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,148,470
6,250,000	Puerto Rico Commonwealth Highways & Transportation Auth. Highway Rev. (Remarketed) Ser. 03AA-1 AGM	4.950	07/01/26	6,502,812
2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A AGM	5.000	08/01/40	2,544,275
1,000,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	1,039,190
1,815,000	Regional Transit Auth. - Illinois Ser. 00-A NATL RE	6.500	07/01/30	2,315,777
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,053,830
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,049,680
				40,338,979

See Notes to Financial Statements.

65

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Sewer Revenue—2.3%
$2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500%	01/01/38	$2,691,050
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,727,765
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,593,250
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	509,660
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,451,898
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,186,850
				15,160,473
	Special Assessment—0.7%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,399,920
	Student Loan Revenue—0.6%
3,885,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	4,290,594
	Tax Increment Revenue—1.7%
1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser. 07A NATL RE	5.000	09/01/34	1,061,324
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,465,266
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,389,100
				10,915,690
	Transit Revenue—2.7%
500,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	528,645
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	416,744
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,600,350
				17,545,739
	Water Revenue—13.0%
2,900,000	Anchorage Water Rev. Ref. Ser. 07 NATL RE	5.000	05/01/37	3,010,635
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,152,650
11,000,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.375	11/01/39	11,555,940
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,072,570
250,000	Broward County Florida Water & Sewer Utility Rev. Ser. 09A	5.250	10/01/34	268,550
2,250,000	Chicago Illinois Water Rev. Ref. (Second Lien) AGM	5.250	11/01/33	2,390,175
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,182,640
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	2,310,180
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,502,835
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,048,670
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,073,513
4,500,000	Indianapolis Industry Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	4,890,690
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,075,190
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	21,235,600

See Notes to Financial Statements.

66

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$3,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000%	10/01/39	$3,094,530
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,378,350
1,200,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	1,242,036
1,000,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	991,700
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,087,400
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	2,921,604
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	502,175
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	507,475
				85,495,108
	Total Investments (Cost $613,802,166)—98.3%			646,659,531
	Other assets less liabilities—1.7%			11,406,955
	Net Assets—100.0%			$658,066,486

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
GAN  – Grant Anticipation Notes
RAC  – Revenue Anticipation Certificates
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
AMBAC  – American Municipal Bond Assurance Corp.*
BHAC  – Berkshire Hathaway Assurance Corp.
NATL RE  – National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

This table, as of October 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	45.7%
Assured Guaranty Corp.	39.1
National Public Finance Guarantee Corp.	7.8

*  Filed for bankruptcy on 11/8/2010.

See Notes to Financial Statements.

67

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.6%
	Ad Valorem Property Tax—6.2%
$300,000	Haverstraw Stony Point Central School District Rev. Ser. 07 AGM	5.000%	10/15/24	$324,657
700,000	New York NY (Fiscal 2008) Sub-Ser. 07C-1 AGM	5.000	10/01/24	770,707
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	1,065,600
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 AGM	5.000	07/01/31	414,492
				2,575,456
	College Revenue—7.6%
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/28	540,915
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	524,275
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Pratt Institute) Ser. 09C AGC	5.125	07/01/39	1,065,780
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (St. John's University) Insured Ser. 07A NATL RE	5.000	07/01/27	526,565
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser. 07 NATL RE	5.000	07/01/35	509,035
				3,166,570
	Electric Power Revenue—3.9%
500,000	Long Island Power Auth. Electric System Rev. Ser. 04A AMBAC	5.000	09/01/34	512,380
1,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	1,115,510
				1,627,890
	Highway Tolls Revenue—10.3%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/30	1,063,070
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,053,830
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	617,046
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	401,152
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,152,393
				4,287,491
	Hospital Revenue—6.5%
600,000	New York State Dormitory Auth. Rev. Mental Health Services Facilities Improvement Ser. 05B AMBAC	5.000	02/15/30	625,050
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Health Quest Systems) Ser. 07B AGC	5.250	07/01/27	1,068,190
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,029,810
				2,723,050
	Hotel Occupancy Tax—3.6%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,519,260
	Income Tax Revenue—8.4%
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	600,294
1,685,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Rev. Ser. 05B AGM	5.000	03/15/24	1,843,575
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	510,035
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 09B-1	5.000	03/15/36	531,210
				3,485,114

See Notes to Financial Statements.

68

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Lease Revenue—6.3%
$500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of Buffalo Project) Ser. 03 AGM	5.750%	05/01/23	$525,200
350,000	Niagara Falls City School District Ref. (High School Facilities) Ser. 05 AGM	5.000	06/15/28	360,588
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,059,130
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	665,105
				2,610,023
	Miscellaneous Revenue—8.6%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	564,230
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,050,742
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,120,050
750,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (School District Rev. Financing Program) Ser 08-D AGC	5.750	10/01/24	857,355
				3,592,377
	Port, Airport & Marina Revenue—5.1%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,068,640
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,057,010
				2,125,650
	Recreational Revenue—7.8%
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 06 AMBAC	5.000	01/01/46	921,060
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,163,650
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	622,074
500,000	New York City Trust for Cultural Resources Rev. Ref. (Museum of Modern Art) Ser. 08-1A	5.000	04/01/27	552,150
				3,258,934
	Sales Tax Revenue—9.4%
1,750,000	Puerto Rico Commonwealth Highways & Transportation Auth. Highway Rev. (Remarketed) Ser. 03AA-1 AGM	4.950	07/01/26	1,820,788
2,000,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,111,260
				3,932,048
	Transit Revenue—6.5%
2,005,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	2,119,866
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	606,426
				2,726,292
	Water Revenue—8.4%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,246,025
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	585,408

See Notes to Financial Statements.

69

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2010

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. (2nd Generation Resolution) Ser. 08DD	6.000%	06/15/40	$1,150,690
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	510,925
				3,493,048
	Total Investments (Cost $38,820,172)—98.6%			41,123,203
	Other assets less liabilities—1.4%			574,412
	Net Assets—100.0%			$41,697,615

Investment Abbreviations:
Auth.  – Authority
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
AMBAC  – American Municipal Bond Assurance Corp.*
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
NATL RE  – National Public Finance Guarantee Corp.
XLCA  – XL Capital Assurance, Inc.

Notes to Schedule of Investments:

This table, as of October 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	40.7%
Assured Guaranty Corp.	16.7
National Public Finance Guarantee Corp.	15.1
American Municipal Bond Assurance Corp.*	13.8
Berkshire Hathaway Assurance Corp.	5.7

*  Filed for bankruptcy on 11/8/2010.

See Notes to Financial Statements.

70

Schedule of Investments

PowerShares International Corporate Bond Portfolio

October 31, 2010

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a)—96.0%
		Australia—4.7%
AUD	100,000	Australia & New Zealand Banking Group Ltd., Series TD	8.500%	04/22/13	$103,676
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	220,804
AUD	200,000	National Australia Bank Ltd.	8.250	05/20/13	206,476
AUD	650,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	645,761
EUR	150,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	221,328
AUD	200,000	Westpac Banking Corp., MTN	7.250	11/18/16	200,693
					1,598,738
		Austria—0.2%
EUR	50,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	71,638
		Canada—7.1%
CAD	125,000	Bank of Montreal, Series DPNT	3.930	04/27/15	130,405
CAD	150,000	Bank of Montreal, Series DPNT	6.020	05/02/18	172,646
CAD	125,000	Bank of Nova Scotia, Series DPNT	3.350	11/18/14	127,643
CAD	1,100,000	Bank of Nova Scotia, Series DPNT	3.340	03/25/15	1,119,501
CAD	100,000	Bell Canada, MTN	4.850	06/30/14	105,648
CAD	200,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.100	03/02/15	202,349
CAD	100,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	102,684
CAD	250,000	Manulife Financial Corp., MTN	4.896	06/02/14	256,916
CAD	100,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	101,761
CAD	100,000	TELUS Corp., Series CH	5.050	07/23/20	101,796
					2,421,349
		France—14.0%
EUR	100,000	BNP Paribas, Series E, MTN	5.431	09/07/17	158,601
EUR	100,000	Bouygues SA	4.250	07/22/20	145,853
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	141,921
EUR	100,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	161,954
EUR	100,000	Dexia Credit Local SA, Series E, MTN	5.375	07/21/14	149,541
CHF	275,000	Electricite de France SA	3.375	12/18/13	299,502
EUR	150,000	Electricite de France SA, Series E, MTN	6.250	01/25/21	255,086
EUR	100,000	Electricite de France SA, Series E, MTN	4.625	09/11/24	147,933
GBP	500,000	Electricite de France SA, Series E, MTN	6.125	06/02/34	913,687
EUR	75,000	France Telecom SA, Series E, MTN	4.750	02/21/17	114,662
EUR	1,100,000	France Telecom SA, Series E, MTN	3.875	04/09/20	1,577,714
EUR	100,000	GDF Suez, Series E, MTN	6.875	01/24/19	175,610
EUR	50,000	Societe Generale, Series E, MTN	3.750	08/21/14	72,364
EUR	100,000	Veolia Environnement, Series E, MTN	4.375	01/16/17	149,139
GBP	150,000	Veolia Environnement, Series E, MTN	6.125	10/29/37	271,313
					4,734,880
		Germany—1.3%
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	212,947
EUR	50,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	77,752
EUR	100,000	Merck Financial Services GmBH, Series E, MTN	4.500	03/24/20	148,255
					438,954
		Ireland—0.4%
EUR	100,000	Governor & Co. of the Bank of Ireland (The), Series E, MTN	10.000	02/12/20	132,735

See Notes to Financial Statements.

71

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio

October 31, 2010

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a) (Continued)
		Italy—7.6%
EUR	100,000	Atlantia SpA, Series E, MTN	5.000%	06/09/14	$148,897
EUR	1,000,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	1,379,079
EUR	100,000	Banco Popolare SC, Series E, MTN	4.125	10/22/14	141,506
GBP	100,000	Enel SpA, Series E, MTN	6.250	06/20/19	179,972
EUR	100,000	ENI SpA	4.125	09/16/19	145,430
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.375	12/19/13	149,084
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	3.375	01/19/15	139,367
EUR	100,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	141,690
EUR	100,000	UniCredit SpA, Series E, MTN	5.750	09/26/17	150,643
					2,575,668
		Japan—4.0%
JPY	50,000,000	Development Bank of Japan	1.650	06/20/12	634,959
JPY	37,000,000	Development Bank of Japan	1.050	06/20/23	444,933
JPY	20,000,000	East Japan Railway Co., Series 3	3.950	02/25/16	294,017
					1,373,909
		Luxembourg—3.7%
EUR	75,000	ArcelorMittal	9.375	06/03/16	130,349
EUR	100,000	Enel Finance International SA, Series E, MTN	5.000	09/14/22	150,827
EUR	500,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	717,157
CHF	100,000	Nestle Finance International Ltd., Series E, MTN	2.000	08/05/13	105,907
EUR	100,000	Novartis Finance SA, Series E, MTN	4.250	06/15/16	151,790
					1,256,030
		Netherlands—13.8%
EUR	100,000	Daimler International Finance BV, Series E, MTN	7.875	01/16/14	161,815
EUR	200,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	281,172
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,825,607
EUR	100,000	EDP Finance BV, Series E, MTN	3.250	03/16/15	134,853
EUR	100,000	Fortis Bank Nederland NV, Series E, MTN	4.000	02/03/15	143,940
EUR	100,000	ING Bank NV	3.375	03/03/15	141,653
EUR	100,000	ING Groep NV, Series E, MTN	4.750	05/31/17	148,026
EUR	100,000	Rabobank Nederland NV, Series E, MTN	3.000	02/16/15	142,242
EUR	100,000	Rabobank Nederland NV, Series E, MTN	4.750	01/15/18	152,348
EUR	100,000	Rabobank Nederland NV, Series G, MTN	4.125	01/14/20	144,834
EUR	100,000	Repsol International Finance BV, Series E, MTN	6.500	03/27/14	154,529
EUR	100,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	173,031
EUR	500,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	763,559
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	142,998
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	167,339
					4,677,946
		Norway—0.6%
EUR	75,000	DnB NOR Bank ASA, Series E, MTN	3.875	06/29/20	108,070
GBP	50,000	Statoil ASA, Series E, MTN	6.875	03/11/31	100,332
					208,402
		Spain—7.0%
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	137,998
EUR	100,000	Gas Natural Capital Markets SA, Series E, MTN	5.250	07/09/14	145,861

See Notes to Financial Statements.

72

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio

October 31, 2010

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a) (Continued)
EUR	100,000	Iberdrola Finanzas SAU, Series E, MTN	5.125%	05/09/13	$147,774
EUR	100,000	Santander International Debt SA, MTN	3.500	08/12/14	140,646
EUR	100,000	Santander International Debt SA, Series E, MTN	4.125	10/04/17	139,849
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	3.406	03/24/15	140,319
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,385,453
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	146,290
					2,384,190
		Sweden—1.1%
EUR	100,000	Nordea Bank AB, Series E, MTN	2.750	08/11/15	138,896
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	4.500	04/04/14	152,127
EUR	50,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	74,072
					365,095
		Switzerland—4.5%
EUR	125,000	Credit Suisse/London, Series E, MTN	3.875	01/25/17	179,791
CHF	200,000	Holcim Ltd., Series E, MTN	4.000	12/09/13	216,634
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	714,879
CHF	100,000	Swisscom AG	3.250	09/14/18	110,182
EUR	225,000	UBS AG/London, Series E, MTN	3.500	07/15/15	319,893
					1,541,379
		United Kingdom—25.0%
GBP	700,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	1,477,247
GBP	250,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	429,192
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	391,091
GBP	200,000	British Telecommunications PLC, MTN	8.500	12/07/16	394,578
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,385,101
GBP	150,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	252,103
EUR	100,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	146,122
GBP	1,150,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	2,109,249
GBP	200,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	321,794
GBP	175,000	Lloyds TSB Bank PLC, Series E, MTN	6.375	04/15/14	304,837
GBP	200,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	341,438
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.375	04/29/14	347,663
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	342,495
GBP	125,000	Tesco PLC, Series E, MTN	6.125	02/24/22	228,053
					8,470,963
		United States—1.0%
EUR	100,000	BMW US Capital LLC, Series E, MTN	5.000	05/28/15	153,532
JPY	15,000,000	General Electric Capital Corp., Series E, MTN	1.000	03/21/12	187,048
					340,580
		Total Investments (Cost $31,607,619)—96.0%			32,592,456
		Other assets less liabilities—4.0%			1,351,080
		Net Assets—100.0%			$33,943,536

See Notes to Financial Statements.

73

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio

October 31, 2010

Investment Abbreviations:
DPNT  – Deposit Notes
MTN  – Medium-Term Notes

Currency Legend:
AUD  – Australian Dollar
CAD  – Canadian Dollar
CHF  – Swiss Franc
EUR  – Euro
GBP  – British Pound
JPY  – Japanese Yen
SEK  – Swedish Krona

Notes to Schedule of Investments:

(a)  Foreign denominated security. Principal amount is denominated in currency indicated.

See Notes to Financial Statements.

74

Schedule of Investments

PowerShares Preferred Portfolio

October 31, 2010

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—99.3%
	Banks—50.3%
3,145,943	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	$82,014,734
726,818	BB&T Capital Trust VI, 9.60%	20,249,149
291,783	BNY Capital V, 5.95%, Series F	7,282,904
948,763	Fifth Third Capital Trust VI, 7.25%	23,662,149
400,000	Goldman Sachs Group, Inc. (The), 6.13%	9,940,000
400,515	Goldman Sachs Group, Inc. (The), 6.20%, Series B	9,916,751
2,038,630	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	56,368,120
2,499,131	HSBC Holdings PLC, 8.13% (United Kingdom)	68,426,207
2,093,739	JPMorgan Chase & Co., 8.63%, Series J	57,787,196
2,544,753	JPMorgan Chase Capital X, 7.00%(~)	64,560,384
563,716	KeyCorp Capital IX, 6.75%	13,816,679
458,817	Lloyds Banking Group PLC, 7.75% (United Kingdom)	12,043,946
940,061	National City Capital Trust II, 6.63%	23,651,935
473,858	PNC Capital Trust D, 6.13%	11,922,267
730,623	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	21,122,311
1,726,885	USB Capital XI, 6.60%(~)	43,448,427
1,700,060	Wachovia Capital Trust IV, 6.38%(~)	42,297,493
1,957,993	Wells Fargo & Co., 8.00%, Series J	52,885,391
2,218,445	Wells Fargo Capital IV, 7.00%	56,148,843
		677,544,886
	Chemicals—0.2%
22,751	E.I. du Pont de Nemours & Co., 4.50%, Series B	2,127,219
	Diversified Financial Services—21.1%
110,424	Ameriprise Financial, Inc., 7.75%	3,005,741
185,381	Capital One Capital II, 7.50%	4,673,455
805,539	Credit Suisse Guernsey, 7.90% (Switzerland)	21,411,227
1,418,859	Deutsche Bank Capital Funding Trust IX, 6.63%	34,293,822
281,111	Deutsche Bank Contingent Capital Trust III, 7.60%	7,384,786
1,846,211	Deutsche Bank Contingent Capital Trust V, 8.05%	49,995,394
463,764	General Electric Capital Corp., 5.88%	11,696,128
1,941,316	General Electric Capital Corp., 6.10%	49,328,839
608,499	JPMorgan Chase Capital XXIX, 6.70%	15,395,025
824,154	JPMorgan Chase Capital XXVIII, 7.20%	22,062,603
2,511,437	Morgan Stanley Capital Trust VII, 6.60%(~)	61,781,350
153,563	SLM Corp., 6.00%	3,012,906
		284,041,276

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
	Electric—6.4%
1,108,654	Alabama Power Co., 5.88%, Series 07-B(~)	$28,802,831
135,707	BGE Capital Trust II, 6.20%	3,372,319
26,641	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	2,470,953
360,559	Dominion Resources, Inc., 8.38%, Series A	10,456,211
119,305	Entergy Arkansas, Inc., 5.75%	2,964,729
254,801	Entergy Texas, Inc., 7.88%	7,427,449
723,790	FPL Group Capital, Inc., 6.60%, Series A(~)	18,543,500
79,536	Interstate Power & Light Co., 8.38%, Series B	2,310,521
55,373	Pacific Gas & Electric Co., 6.00%, Series A	1,487,319
79,847	SCANA Corp., 7.70%	2,262,864
216,522	Xcel Energy, Inc., 7.60%	5,950,024
		86,048,720
	Insurance—9.8%
1,621,189	Aegon NV, 6.38% (Netherlands)	37,141,440
1,033,780	Allianz SE, 8.38% (Germany)	27,750,584
174,867	Arch Capital Group Ltd., 8.00%, Series A	4,452,114
130,830	Berkley W.R. Capital Trust II, 6.75%	3,266,825
109,086	Endurance Specialty Holdings Ltd., 7.75%, Series A	2,793,692
165,233	Everest Re Capital Trust II, 6.20%, Series B	3,982,115
229,386	Lincoln National Capital VI, 6.75%, Series F	5,757,589
76,203	Markel Corp., 7.50%	1,978,992
789,211	MetLife, Inc., 6.50%, Series B	19,730,275
275,835	PartnerRe Ltd., 6.75%, Series C	6,931,733
294,401	Prudential PLC, 6.50% (United Kingdom)	7,324,697
343,328	RenaissanceRe Holdings Ltd., 6.60%, Series D	8,579,767
47,147	Selective Insurance Group, Inc., 7.50%	1,179,618
61,857	Torchmark Capital Trust III, 7.10%	1,589,725
		132,459,166
	Media—3.6%
400,227	CBS Corp., 6.75%	10,117,738
1,087,169	Comcast Corp., 7.00%, Series B	27,994,602
394,594	Viacom, Inc., 6.85%	10,058,201
		48,170,541
	REITS—6.0%
79,625	Equity Residential Properties, 6.48%, Series N	1,985,051
431,099	Kimco Realty Corp., 7.75%, Series G	10,993,024
157,182	PS Business Parks, Inc., 7.00%, Series H	3,913,832
1,689,965	Public Storage, 7.25%, Series I(~)	42,637,817
25,224	Public Storage, 7.25%, Series K	639,681
188,332	Realty Income Corp., 6.75%, Series E	4,755,383

See Notes to Financial Statements.

75

Schedule of Investments (Continued)

PowerShares Preferred Portfolio

October 31, 2010

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
263,637	Vornado Realty LP, 7.88%	$7,086,563
370,944	Vornado Realty Trust, 6.63%, Series I	8,932,331
		80,943,682
	Telecommunications—1.9%
638,517	AT&T, Inc., 6.38%	17,112,256
326,355	Telephone & Data Systems, Inc., 6.63%(~)	7,917,372
		25,029,628
	Total Preferred Stocks and Other Equity Interests (Cost $1,173,524,916)	1,336,365,118
	Money Market Fund—0.2%
3,295,446	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,295,446)	3,295,446
	Total Investments (Cost $1,176,820,362)—99.5%	1,339,660,564
	Other assets less liabilities—0.5%	6,320,388
	Net Assets—100.0%	$1,345,980,952

Investment Abbreviations:
REIT  – Real Estate Investment Trust

Notes to Schedule of Investments:
(~)  Affiliated Investment. See Note 4.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	16.8%

See Notes to Financial Statements.

76

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2010

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#)—98.8%
	Ad Valorem Property Tax—5.7%
$3,900,000	Chicago Illinois Board of Education Ser. 00B AGM	0.400%	03/01/32	$3,900,000
25,520,000	Chicago Illinois Board of Education Ser. 00D AGM	0.300	03/01/32	25,520,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.280	11/15/26	5,000,000
500,000	New York - City of New York Sub-Ser. 96-J3 (Remarketed)	0.240	02/15/16	500,000
1,700,000	Shelby County Tennessee Ser. 06C	0.330	12/01/31	1,700,000
				36,620,000
	College Revenue—2.8%
2,280,000	Broward County Florida Educational Facilities Auth. Rev. (Nova Southeastern University) Ser. 02A	0.850	04/01/22	2,280,000
1,500,000	Charlottesville Virginia Industrial Development Auth. Educational Facilities Rev. (University of Virginia Foundation Projects) Ser. 06B	0.270	12/01/37	1,500,000
5,000,000	Ohio State Higher Educational Facility Rev. Ref. (Case Western Reserve University Project) Ser. 08A	2.000	12/01/44	5,000,000
3,100,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.400	04/01/35	3,100,000
4,900,000	Shelby County Health Educational & Housing Facilities Board Rev. (Southern College of Optometry Project) Ser. 01	1.650	06/01/26	4,900,000
1,025,000	Shelby County Tennessee Health Educational & Housing Facility Board Rev. (Memphis University School Project) Ser. 02	0.750	10/01/22	1,025,000
				17,805,000
	Economic Development Revenue—0.9%
5,600,000	Lafayette Louisiana Economic Development Auth. Gulf Opportunity Zone Rev. (Stirling Lafayette, LLC Project) Ser. 08	1.150	02/01/38	5,600,000
	Electric Power Revenue—8.1%
23,200,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.330	05/15/24	23,200,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.350	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.310	12/01/29	9,000,000
7,600,000	Municipal Electric Auth. of Georgia (Project One-Remarketed) Ser. 94B AGM	0.420	01/01/16	7,600,000
3,000,000	Municipal Electric Auth. of Georgia Subordinated (Remarketed) Ser. 94D AGM	0.320	01/01/22	3,000,000
7,000,000	Piedmont Municipal Power Agency South Carolina Electric Rev. Ser. 08C AGC	0.310	01/01/34	7,000,000
				51,800,000
	Highway Tolls Revenue—7.8%
4,800,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev. Ser. 07B-1	0.280	07/01/32	4,800,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.280	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.280	01/01/17	1,400,000
17,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.340	01/01/24	17,300,000
14,850,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-2 AGM	0.340	01/01/24	14,850,000
700,000	New Jersey Turnpike Auth. Turnpike Rev. Ser. 91-D NATL RE	0.290	01/01/18	700,000
1,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Ref. Rev. Ser. 03-C-2 AGM	0.320	07/01/25	1,000,000
5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.300	07/01/40	5,000,000
2,910,000	Triborough Bridge & Tunnel Auth. New York Rev. Ser. 05A	0.320	11/01/35	2,910,000
				49,760,000
	Hospital Revenue—21.1%
31,400,000	Harris County Texas Health Facilities Development Corp. Hospital Rev. Ref. (Memorial Hermann Healthcare System) Ser. 08A AGM	0.320	06/01/27	31,400,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.380	01/01/48	15,585,000

See Notes to Financial Statements.

77

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2010

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$20,235,000	Indiana Health & Educational Facility Financing Auth. Rev. (Clarian Health Obligated Group) Ser. 05-B AGM	0.310%	02/15/21	$20,235,000
14,300,000	New Hampshire Health & Education Facilities Auth. Rev. (Dartmouth Hitchcock Obligation) Ser. 01A AGM	0.350	08/01/31	14,300,000
5,800,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.310	11/01/26	5,800,000
24,200,000	Springfield Tennessee Health Educational Facilities Board Rev. Ref. (Northcrest Medical Center Project) Ser. 08	1.150	08/01/33	24,200,000
23,185,000	White County Industrial Hospital Association Lease Rental Rev. Ser. 06	1.150	10/01/38	23,185,000
				134,705,000
	Industrial Revenue—6.6%
900,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.850	08/01/32	900,000
7,000,000	Louisiana Local Government Environmental Facilities Community Development Auth. Rev. (Laship, LLC Project) Ser. 06	1.150	09/01/36	7,000,000
2,500,000	Louisiana Public Facilities Auth. Rev. (Bluebonnet Hotel Ventures, LLC Project) Ser. 08	1.200	05/01/38	2,500,000
3,500,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	1.150	12/01/37	3,500,000
8,345,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.280	02/01/22	8,345,000
20,000,000	Washington County Alabama Industrial Development Auth. Rev. (Bay Gas Storage Co. Ltd. Project) Ser. 07	1.000	08/01/37	20,000,000
				42,245,000
	Lease Revenue—6.8%
1,900,000	Broward County Florida School Board COP Ser. 04D AGM	0.280	07/01/29	1,900,000
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.330	07/01/21	5,000,000
3,315,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.250	04/01/30	3,315,000
22,365,000	University of South Florida Financing Corp. COP (University of South Florida College of Medicine Health Facilities) Ser. 07	0.370	07/01/37	22,365,000
10,535,000	USF Financing Corp Florida COP (College of Medicine Facilities Lease Program) Ser. 06-A-2	0.370	07/01/36	10,535,000
				43,115,000
	Local Housing Revenue—1.2%
1,260,000	Alabama Housing Financing Auth. Ref. Ser. 89	1.300	04/01/14	1,260,000
3,480,000	Colorado Housing & Financing Auth. (Multi-Family Project) Class I Ser. 05A2	0.270	04/01/36	3,480,000
2,800,000	New Hampshire State Housing Financing Auth. Multifamily Rev. (Ref. EQR Board Partnership Project) Ser. 96	0.260	09/15/26	2,800,000
				7,540,000
	Miscellaneous Revenue—15.0%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.350	08/01/16	400,000
1,500,000	Blount County Public Building Authority	0.830	06/01/32	1,500,000
20,000,000	California State Sub-Ser. 05B-5	1.500	05/01/40	20,000,000
4,470,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.300	06/01/29	4,470,000
2,000,000	Connecticut State Special Tax Obligation Rev. (Second Lien) Transportation Infrastructure Purposes Ser. 90-1 AGM	0.280	12/01/10	2,000,000

See Notes to Financial Statements.

78

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2010

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$2,600,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85A	0.300%	12/01/18	$2,600,000
15,000,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 85C	0.300	12/01/20	15,000,000
11,500,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 86-1	0.300	08/01/16	11,500,000
10,000,000	Illinois State Ser. 03B	3.250	10/01/33	10,000,000
10,000,000	Massachusetts Bay Transportation Auth. (General Transportation System) Ser. 00	0.280	03/01/30	10,000,000
1,600,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.300	03/01/25	1,600,000
10,575,000	New York State Local Government Assistance Corp. Ref. (Subordinate Lien) Ser. 03A-4V AGM	0.330	04/01/22	10,575,000
500,000	North Carolina State Public Improvements Ser. 02D	0.280	05/01/21	500,000
5,165,000	Southern California Public Power Auth. Transmission Project Rev. (Southern Transmission Project) Ser. 01-A AGM	0.340	07/01/21	5,165,000
				95,310,000
	Multiple Utility Revenue—3.0%
19,350,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.370	11/01/36	19,350,000
	Port, Airport & Marina Revenue—5.5%
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-2 NATL RE	2.280	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-3 NATL RE	2.280	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-2 NATL RE	2.280	01/01/30	5,000,000
17,210,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-3 NATL RE	2.280	01/01/30	17,210,000
2,880,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09-A-1	0.430	10/01/39	2,880,000
				35,090,000
	Sales Tax Revenue—0.3%
2,000,000	New York State Local Assistance Corp. Ser. 94B	0.290	04/01/23	2,000,000
	Tax Increment Revenue—0.3%
1,695,000	Denver Colorado Urban Renewal Auth. Tax Increment Rev. Ref. (South Broadway Urban Renewal Project) Ser. 02	3.000	12/01/15	1,695,000
	Transit Revenue—5.7%
800,000	California Transit Finance Auth. Ser. 97 AGM	0.320	10/01/27	800,000
3,050,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 02-B AGM	0.350	11/01/22	3,050,000
28,190,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 AGM	0.320	11/01/29	28,190,000
4,550,000	Metropolitan Transportation Auth. of New York Rev. Ref. Ser. 02D-2 AGM	0.280	11/01/32	4,550,000
				36,590,000
	Water Revenue—8.0%
4,700,000	Charleston South Carolina Waterworks & Sewer Rev. (Capital Improvement) Ser. 06B	0.270	01/01/35	4,700,000
15,000,000	Forsyth County Georgia Water & Sewage Auth. Rev. Ser. 05B	0.340	04/01/35	15,000,000
5,000,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08A	0.290	08/01/37	5,000,000
10,160,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08C	0.280	11/01/26	10,160,000
5,900,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08D	0.280	08/01/11	5,900,000
2,000,000	Metropolitan Water District Southern California Rev. Ser. 00B-2	0.280	07/01/35	2,000,000

See Notes to Financial Statements.

79

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2010

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$8,000,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.320%	07/01/37	$8,000,000
				50,760,000
	Total Investments (Cost $629,981,900)—98.8%			629,985,000
	Other assets less liabilities—1.2%			7,428,005
	Net Assets—100.0%			$637,413,005

Investment Abbreviations:
Auth.  – Authority
COP  – Certificate of Participation
Ref.  – Refunding Bonds
Rev.  – Revenue
Ser.    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AGM  – Assured Guaranty Municipal Corp.
NATL RE  – National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(#)  Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(!)  Variable rate coupon. Stated interest rate was in effect at October 31, 2010.

This table, as of October 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	39.5%
National Public Finance Guarantee Corp.	5.2

See Notes to Financial Statements.

80

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Statements of Assets and Liabilities

October 31, 2010

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Build America Bond Portfolio	PowerShares CEF Income Composite Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares Fundamental High Yield® Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio
ASSETS:
Unaffiliated investments, at value	$75,275,704	$559,609,969	$165,586,646	$987,981,604	$384,192,896	$42,123,052
Affiliated investments, at value (Note 4)	—	—	534,633	—	—	—
Total investments, at value	75,275,704	559,609,969	166,121,279	987,981,604	384,192,896	42,123,052
Cash	—	599,758	—	43,813	—	937,392
Foreign currency, at value	—	—	—	—	—	—
Receivables:
Dividends and interest	765,401	9,531,674	137,106	15,260,436	8,366,026	590,840
Investments sold	—	—	—	—	1,859,375	—
Shares sold	—	—	—	2,818,048	3,694,638	—
Total Assets	76,041,105	569,741,401	166,258,385	1,006,103,901	398,112,935	43,651,284
LIABILITIES:
Due to custodian	—	—	94,590	—	369,965	—
Payables:
Shares repurchased	—	—	—	—	1,848,552	—
Investments purchased	—	—	—	2,787,400	3,849,817	—
Accrued unitary management fees	16,872	135,888	70,135	401,600	151,622	10,456
Accrued expenses	—	—	—	—	—	612
Total Liabilities	16,872	135,888	164,725	3,189,000	6,219,956	11,068
NET ASSETS	$76,024,233	$569,605,513	$166,093,660	$1,002,914,901	$391,892,979	$43,640,216
NET ASSETS CONSIST OF:
Shares of beneficial interest	$73,811,852	$553,528,313	$161,812,300	$918,297,518	$374,446,794	$42,049,681
Undistributed net investment income	—	—	—	—	—	—
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(16,213)	(115,364)	(1,064,242)	(1,979,056)	(743,152)	(5,341)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,228,594	16,192,564	5,345,602	86,596,439	18,189,337	1,595,876
Net Assets	$76,024,233	$569,605,513	$166,093,660	$1,002,914,901	$391,892,979	$43,640,216
Shares outstanding (unlimited amount authorized, $ 0.01 par value)	2,600,000	21,800,000	6,350,000	35,500,000	21,200,000	1,800,000
Net asset value	$29.24	$26.13	$26.16	$28.25	$18.49	$24.24
Share price	$29.23	$26.16	$26.18	$28.28	$18.50	$24.24
Unaffiliated investments, at cost	$73,047,110	$543,417,405	$160,246,035	$901,385,165	$366,003,559	$40,527,176
Affiliated investments, at cost	$—	$—	$529,642	$—	$—	$—
Total investments, at cost	$73,047,110	$543,417,405	$160,775,677	$901,385,165	$366,003,559	$40,527,176
Foreign currency, at cost	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

82

	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares International Corporate Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
ASSETS:
Unaffiliated investments, at value	$646,659,531	$41,123,203	$32,592,456	$1,029,671,390	$629,985,000
Affiliated investments, at value (Note 4)	—	—	—	309,989,174	—
Total investments, at value	646,659,531	41,123,203	32,592,456	1,339,660,564	629,985,000
Cash	9,460,312	—	—	—	7,229,411
Foreign currency, at value	—	—	306,610	—	—
Receivables:
Dividends and interest	8,672,798	613,551	662,905	2,349,626	337,786
Investments sold	19,160,930	—	—	12,402,085	—
Shares sold	—	—	15,522,613	5,002,036	—
Total Assets	683,953,571	41,736,754	49,084,584	1,359,414,311	637,552,197
LIABILITIES:
Due to custodian	—	28,537	92,811	—	—
Payables:
Shares repurchased	—	—	—	2,859,152	—
Investments purchased	25,731,250	—	15,041,099	10,008,989	—
Accrued unitary management fees	155,223	9,990	7,138	565,218	138,580
Accrued expenses	612	612	—	—	612
Total Liabilities	25,887,085	39,139	15,141,048	13,433,359	139,192
NET ASSETS	$658,066,486	$41,697,615	$33,943,536	$1,345,980,952	$637,413,005
NET ASSETS CONSIST OF:
Shares of beneficial interest	$626,872,621	$39,656,553	$32,968,867	$1,254,429,168	$637,409,905
Undistributed net investment income	—	—	18,389	—	—
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(1,663,500)	(261,969)	(2,647)	(71,288,418)	—
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	32,857,365	2,303,031	958,927	162,840,202	3,100
Net Assets	$658,066,486	$41,697,615	$33,943,536	$1,345,980,952	$637,413,005
Shares outstanding (unlimited amount authorized, $ 0.01 par value)	27,100,000	1,750,000	1,200,000	94,250,000	25,500,000
Net asset value	$24.28	$23.83	$28.29	$14.28	$25.00
Share price	$24.29	$23.83	$28.42	$14.29	$25.00
Unaffiliated investments, at cost	$613,802,166	$38,820,172	$31,607,619	$900,574,795	$629,981,900
Affiliated investments, at cost	$—	$—	$—	$276,245,567	$—
Total investments, at cost	$613,802,166	$38,820,172	$31,607,619	$1,176,820,362	$629,981,900
Foreign currency, at cost	$—	$—	$320,861	$—	$—

83

Statements of Operations

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Build America Bond Portfolio	PowerShares CEF Income Composite Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares Fundamental High Yield® Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio
	Year Ended October 31, 2010	For the Period November 16, 2009* Through October 31, 2010	For the Period February 16, 2010* Through October 31, 2010	Year Ended October 31, 2010	Year Ended October 31, 2010	Year Ended October 31, 2010
INVESTMENT INCOME:
Unaffiliated interest income	$2,561,519	$15,926,815	$—	$38,743,229	$18,999,685	$1,750,916
Unaffiliated dividend income	1,230	17,236	4,344,345	—	—	—
Affiliated dividend income	—	—	9,080	—	—	—
Foreign withholding tax	—	—	—	(29,940)	—	—
Total Income	2,562,749	15,944,051	4,353,425	38,713,289	18,999,685	1,750,916
EXPENSES:
Unitary management fees	190,176	979,641	340,307	3,045,533	1,132,515	133,629
Other expenses	—	3,676	—	—	—	—
Total Expenses	190,176	983,317	340,307	3,045,533	1,132,515	133,629
Unitary management fees waivers	—	(195,928)	—	—	—	(26,726)
Net Expenses	190,176	787,389	340,307	3,045,533	1,132,515	106,903
Net Investment Income	2,372,573	15,156,662	4,013,118	35,667,756	17,867,170	1,644,013
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	10	(115,364)	(1,224,300)	(209,850)	2,493,995	(5,341)
In-kind redemptions	2,213,822	—	489,167	4,205,876	7,759,451	—
Foreign currency related transactions	—	—	—	—	—	—
Distributions from underlying fund shares	—	—	4,904	—	—	—
Net realized gain (loss)	2,213,832	(115,364)	(730,229)	3,996,026	10,253,446	(5,341)
Net change in unrealized appreciation (depreciation) on:
Investments	2,602,479	16,192,564	5,345,602	65,240,729	3,874,819	1,344,695
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation	2,602,479	16,192,564	5,345,602	65,240,729	3,874,819	1,344,695
Net realized and unrealized gain on investments	4,816,311	16,077,200	4,615,373	69,236,755	14,128,265	1,339,354
Net increase in net assets resulting from operations	$7,188,884	$31,233,862	$8,628,491	$104,904,511	$31,995,435	$2,983,367

*  Commencement of Investment Operations.

See Notes to Financial Statements.

84

	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares International Corporate Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2010	For the Period June 1, 2010* Through October 31, 2010	Year Ended October 31, 2010	Year Ended October 31, 2010
INVESTMENT INCOME:
Unaffiliated interest income	$25,527,209	$1,786,009	$106,723	$—	$4,802,828
Unaffiliated dividend income	—	—	—	55,255,634	—
Affiliated dividend income	—	—	—	17,687,146	—
Foreign withholding tax	—	—	(9,066)	—	—
Total Income	25,527,209	1,786,009	97,657	72,942,780	4,802,828
EXPENSES:
Unitary management fees	1,881,712	133,078	16,113	5,090,810	2,204,003
Other expenses	—	—	—	—	—
Total Expenses	1,881,712	133,078	16,113	5,090,810	2,204,003
Unitary management fees waivers	(376,343)	(26,615)	—	—	—
Net Expenses	1,505,369	106,463	16,113	5,090,810	2,204,003
Net Investment Income	24,021,840	1,679,546	81,544	67,851,970	2,598,825
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	1,119,903	5,046	(724)	3,021,151	—
In-kind redemptions	—	—	—	14,273,293	—
Foreign currency related transactions	—	—	(71,247)	—	—
Distributions from underlying fund shares	—	—	—	—	—
Net realized gain (loss)	1,119,903	5,046	(71,971)	17,294,444	—
Net change in unrealized appreciation (depreciation) on:
Investments	15,017,058	1,471,771	985,679	74,744,017	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(26,752)	—	—
Net change in unrealized appreciation	15,017,058	1,471,771	958,927	74,744,017	—
Net realized and unrealized gain on investments	16,136,961	1,476,817	886,956	92,038,461	—
Net increase in net assets resulting from operations	$40,158,801	$3,156,363	$968,500	$159,890,431	$2,598,825

85

Statements of Changes in Net Assets

	PowerShares 1-30 Laddered Treasury Portfolio		PowerShares Build America Bond Portfolio	PowerShares CEF Income Composite Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	For the Period November 16, 2009* Through October 31, 2010	For the Period February 16, 2010* Through October 31, 2010	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$2,372,573	$2,528,660	$15,156,662	$4,013,118	$35,667,756	$12,035,274
Net realized gain (loss)	2,213,832	2,657,781	(115,364)	(730,229)	3,996,026	1,953,380
Net change in unrealized appreciation	2,602,479	370,625	16,192,564	5,345,602	65,240,729	48,878,387
Net increase in net assets resulting from operations	7,188,884	5,557,066	31,233,862	8,628,491	104,904,511	62,867,041
Undistributed net investment income (loss) included in the price of units issued and redeemed	(14,231)	17,177	104,373	394,437	(1,385,806)	(336,393)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,372,573)	(2,528,660)	(15,160,337)	(4,013,118)	(35,667,756)	(12,035,274)
Tax-exempt income	—	—	—	—	—	—
Return of capital	(343,489)	(195,041)	(274,123)	(1,913,266)	(870,695)	(162,307)
Total distributions to shareholders	(2,716,062)	(2,723,701)	(15,434,460)	(5,926,384)	(36,538,451)	(12,197,581)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	46,531,933	46,292,073	553,806,111	178,467,464	597,967,608	356,703,417
Value of shares repurchased	(41,160,807)	(46,091,977)	—	(15,075,911)	(83,295,548)	(56,221,000)
Net income (loss) equalization	14,231	(17,177)	(104,373)	(394,437)	1,385,806	336,393
Net increase in net assets resulting from shares transactions	5,385,357	182,919	553,701,738	162,997,116	516,057,866	300,818,810
Increase in Net Assets	9,843,948	3,033,461	569,605,513	166,093,660	583,038,120	351,151,877
NET ASSETS:
Beginning of period	66,180,285	63,146,824	—	—	419,876,781	68,724,904
End of period	$76,024,233	$66,180,285	$569,605,513	$166,093,660	$1,002,914,901	$419,876,781
Undistributed net investment income at end of period	$—	$—	$—	$—	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,650,000	1,650,000	21,800,000	6,950,000	22,300,000	14,900,000
Shares repurchased	(1,450,000)	(1,650,000)	—	(600,000)	(3,200,000)	(2,300,000)
Shares outstanding, beginning of year	2,400,000	2,400,000	—	—	16,400,000	3,800,000
Shares outstanding, end of year	2,600,000	2,400,000	21,800,000	6,350,000	35,500,000	16,400,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

86

	PowerShares Fundamental High Yield® Corporate Bond Portfolio		PowerShares Insured California Municipal Bond Portfolio		PowerShares Insured National Municipal Bond Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$17,867,170	$8,925,058	$1,644,013	$1,150,720	$24,021,840	$14,971,316
Net realized gain (loss)	10,253,446	(2,379,423)	(5,341)	124,665	1,119,903	(194,593)
Net change in unrealized appreciation	3,874,819	19,710,338	1,344,695	2,386,895	15,017,058	34,481,349
Net increase in net assets resulting from operations	31,995,435	26,255,973	2,983,367	3,662,280	40,158,801	49,258,072
Undistributed net investment income (loss) included in the price of units issued and redeemed	737,118	380,918	(20,779)	(14,377)	(389,154)	(143,418)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,390,580)	(8,604,082)	(60,190)	(16,488)	(603,904)	(43,112)
Tax-exempt income	—	—	(1,648,334)	(1,152,894)	(24,021,840)	(14,988,559)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(18,390,580)	(8,604,082)	(1,708,524)	(1,169,382)	(24,625,744)	(15,031,671)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	281,534,114	141,355,542	10,638,278	17,912,120	218,698,787	254,950,156
Value of shares repurchased	(75,182,109)	(2,799,642)	—	(5,689,253)	(22,453,010)	(17,205,787)
Net income (loss) equalization	(737,118)	(380,918)	20,779	14,377	389,154	143,418
Net increase in net assets resulting from shares transactions	205,614,887	138,174,982	10,659,057	12,237,244	196,634,931	237,887,787
Increase in Net Assets	219,956,860	156,207,791	11,913,121	14,715,765	211,778,834	271,970,770
NET ASSETS:
Beginning of period	171,936,119	15,728,328	31,727,095	17,011,330	446,287,652	174,316,882
End of period	$391,892,979	$171,936,119	$43,640,216	$31,727,095	$658,066,486	$446,287,652
Undistributed net investment income at end of period	$—	$356,642	$—	$4,321	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	15,600,000	9,000,000	450,000	800,000	9,150,000	11,400,000
Shares repurchased	(4,200,000)	(200,000)	—	(250,000)	(950,000)	(800,000)
Shares outstanding, beginning of year	9,800,000	1,000,000	1,350,000	800,000	18,900,000	8,300,000
Shares outstanding, end of year	21,200,000	9,800,000	1,800,000	1,350,000	27,100,000	18,900,000

87

Statements of Changes in Net Assets (Continued)

	PowerShares Insured New York Municipal Bond Portfolio		PowerShares International Corporate Bond Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	For the Period June 1, 2010* Through October 31, 2010
OPERATIONS:
Net investment income	$1,679,546	$1,336,517	$81,544
Net realized gain (loss)	5,046	(125,849)	(71,971)
Net change in unrealized appreciation (depreciation)	1,471,771	2,725,223	958,927
Net increase in net assets resulting from operations	3,156,363	3,935,891	968,500
Undistributed net investment income (loss) included in the price of units issued and redeemed	(17,667)	(12,539)	(328,637)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(46,279)	(20,102)	—
Tax-exempt income	(1,672,734)	(1,340,091)	—
Return of capital	—	—	(106,097)
Total distributions to shareholders	(1,719,013)	(1,360,193)	(106,097)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,000,013	17,109,821	33,081,133
Value of shares repurchased	—	(3,333,606)	—
Net income (loss) equalization	17,667	12,539	328,637
Net increase (decrease) in net assets resulting from shares transactions	7,017,680	13,788,754	33,409,770
Increase (Decrease) in Net Assets	8,437,363	16,351,913	33,943,536
NET ASSETS:
Beginning of period	33,260,252	16,908,339	—
End of period	$41,697,615	$33,260,252	$33,943,536
Undistributed net investment income at end of period	$—	$—	$18,389
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	800,000	1,200,000
Shares repurchased	—	(150,000)	—
Shares outstanding, beginning of year	1,450,000	800,000	—
Shares outstanding, end of year	1,750,000	1,450,000	1,200,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

88

	PowerShares Preferred Portfolio		PowerShares VRDO Tax-Free Weekly Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$67,851,970	$36,049,839	$2,598,825	$6,119,576
Net realized gain (loss)	17,294,444	(41,259,389)	—	3,700
Net change in unrealized appreciation (depreciation)	74,744,017	108,348,535	—	(3,700)
Net increase in net assets resulting from operations	159,890,431	103,138,985	2,598,825	6,119,576
Undistributed net investment income (loss) included in the price of units issued and redeemed	(3,433,172)	(2,022,797)	451,710	(892,970)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,023,335)	(36,047,209)	(18,602)	(321,862)
Tax-exempt income	—	—	(2,598,825)	(6,248,349)
Return of capital	(1,246,520)	(3,283,887)	—	—
Total distributions to shareholders	(73,269,855)	(39,331,096)	(2,617,427)	(6,570,211)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	529,699,942	533,346,165	73,741,501	927,659,313
Value of shares repurchased	(40,264,274)	(18,399,860)	(506,188,944)	—
Net income (loss) equalization	3,433,172	2,022,797	(451,710)	892,970
Net increase (decrease) in net assets resulting from shares transactions	492,868,840	516,969,102	(432,899,153)	928,552,283
Increase (Decrease) in Net Assets	576,056,244	578,754,194	(432,466,045)	927,208,678
NET ASSETS:
Beginning of period	769,924,708	191,170,514	1,069,879,050	142,670,372
End of period	$1,345,980,952	$769,924,708	$637,413,005	$1,069,879,050
Undistributed net investment income at end of period	$—	$—	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	38,050,000	45,250,000	2,950,000	37,100,000
Shares repurchased	(3,000,000)	(1,650,000)	(20,250,000)	—
Shares outstanding, beginning of year	59,200,000	15,600,000	42,800,000	5,700,000
Shares outstanding, end of year	94,250,000	59,200,000	25,500,000	42,800,000

89

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio

	Year Ended October 31,				For the Period October 11, 2007* Through
	2010	2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.58	$26.31	$25.64		$25.21
Net investment income**	0.87	0.92	0.99		0.07
Net realized and unrealized gain on investments	1.79	1.33	0.79		0.36
Total from investment operations	2.66	2.25	1.78		0.43
Distribution to shareholders from:
Net investment income	(0.87)	(0.91)	(1.10)		—
Return of capital	(0.13)	(0.07)	(0.01)		—
Total distributions	(1.00)	(0.98)	(1.11)		—
Net asset value at end of period	$29.24	$27.58	$26.31		$25.64
Share price at end of period***	$29.23	$27.59	$26.36
NET ASSET VALUE TOTAL RETURN****	9.91%	8.55%	7.00%		1.71%
SHARE PRICE TOTAL RETURN****	9.84%	8.38%	6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$76,024	$66,180	$63,147		$15,384
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%		0.25	%†
Net investment income	3.12%	3.22%	3.79%		4.55	%†
Portfolio turnover rate ††	1%	1%	0	%(a)	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.01	$(0.04)		$0.01

PowerShares Build America Bond Portfolio

	For the Period November 16, 2009* Through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.90
Net investment income**	1.30
Net realized and unrealized gain on investments	1.17
Total from investment operations	2.47
Distribution to shareholders from:
Net investment income	(1.22)
Return of capital	(0.02)
Total distributions	(1.24)
Net asset value at end of period	$26.13
Share price at end of period***	$26.16
NET ASSET VALUE TOTAL RETURN****	10.16	%(b)
SHARE PRICE TOTAL RETURN****	10.29	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$569,606
Ratio to average net assets of:
Expenses, after Waivers	0.28	%†
Expenses, prior to Waivers	0.35	%†
Net investment income	5.42	%†
Portfolio turnover rate ††	5%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 1%.

(b)  The net asset value total return from Fund Inception (November 17, 2009, first day of trading on the Exchange) to October 31, 2010 was 10.34%. The share price total return from Fund Inception to October 31, 2010 was 10.06%.

See Notes to Financial Statements.

90

Financial Highlights (Continued)

PowerShares CEF Income Composite Portfolio

	For the Period February 16, 2010* Through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income**	1.03
Net realized and unrealized gain on investments	1.58
Total from investment operations	2.61
Distribution to shareholders from:
Net investment income	(0.98)
Return of capital	(0.47)
Total distributions	(1.45)
Net asset value at end of period	$26.16
Share price at end of period***	$26.18
NET ASSET VALUE TOTAL RETURN****	10.78	%(a)
SHARE PRICE TOTAL RETURN****	10.81	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$166,094
Ratio to average net assets of:
Expenses†	0.50	%††
Net investment income	5.90	%††
Portfolio turnover rate †††	29%
Undistributed net investment income included in price of units issued and redeemed**#	$0.10

PowerShares Emerging Markets Sovereign Debt Portfolio

	Year Ended October 31,			For the Period October 11, 2007* Through
	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.60	$18.09	$25.92	$25.50
Net investment income**	1.54	1.58	1.47	0.07
Net realized and unrealized gain (loss) on investments	2.72	7.52	(7.81)	0.35
Total from investment operations	4.26	9.10	(6.34)	0.42
Distribution to shareholders from:
Net investment income	(1.57)	(1.57)	(1.48)	—
Return of capital	(0.04)	(0.02)	(0.01)	—
Total distributions	(1.61)	(1.59)	(1.49)	—
Net asset value at end of period	$28.25	$25.60	$18.09	$25.92
Share price at end of period***	$28.28	$25.89	$16.69
NET ASSET VALUE TOTAL RETURN****	17.31%	52.11%	(25.83)%	1.65%
SHARE PRICE TOTAL RETURN****	16.10%	66.52%	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,002,915	$419,877	$68,725	$15,552
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50	%††
Net investment income	5.86%	6.89%	5.85%	4.91	%††
Portfolio turnover rate †††	5%	13%	48%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$(0.04)	$(0.04)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

††  Annualized.

†††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (February 19, 2010, first day of trading on the Exchange) to October 31, 2010 was 9.81%. The share price total return from Fund Inception to October 31, 2010 was 9.76%.

See Notes to Financial Statements.

91

Financial Highlights (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio

	Year Ended October 31,		For the Period November 13, 2007* Through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.54	$15.73	$24.84
Net investment income**	1.39	1.61	1.78
Net realized and unrealized gain (loss) on investments	1.03	1.81	(9.04)
Total from investment operations	2.42	3.42	(7.26)
Distribution to shareholders from:
Net investment income	(1.47)	(1.61)	(1.85)
Net asset value at end of period	$18.49	$17.54	$15.73
Share price at end of period***	$18.50	$17.51	$16.10
NET ASSET VALUE TOTAL RETURN****	14.47%	23.73%	(31.14	)%(a)
SHARE PRICE TOTAL RETURN****	14.70%	20.39%	(29.63	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$391,893	$171,936	$15,728
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50	%†
Net investment income	7.89%	9.93%	9.35	%†
Portfolio turnover rate ††	33%	68%	92%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.06	$0.07	$(0.02)

PowerShares Insured California Municipal Bond Portfolio

	Year Ended October 31,			For the Period October 11, 2007* Through
	2010	2009	2008	October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.50	$21.26	$24.97	$24.90
Net investment income**	1.03	1.06	1.03	0.06
Net realized and unrealized gain (loss) on investments	0.78	2.26	(3.64)	0.01
Total from investment operations	1.81	3.32	(2.61)	0.07
Distribution to shareholders from:
Net investment income	(0.04)	(0.02)	—	—
Tax-exempt income	(1.03)	(1.06)	(1.10)	—
Total distributions	(1.07)	(1.08)	(1.10)	—
Net asset value at end of period	$24.24	$23.50	$21.26	$24.97
Share price at end of period***	$24.24	$23.48	$21.18
NET ASSET VALUE TOTAL RETURN****	7.91%	16.06%	(10.82)%	0.28%
SHARE PRICE TOTAL RETURN****	8.00%	16.38%	(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,640	$31,727	$17,011	$12,487
Ratio to average net assets of:
Expenses, after Waivers	0.28%	0.28%	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%	0.35%	0.35%	0.35	%†
Net investment income, after Waivers	4.31%	4.71%	4.42%	3.90	%†
Portfolio turnover rate ††	8%	34%	20%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$(0.01)	$0.00	(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the exchange) to October 31, 2008 was (30.64)%. The share price total return from Fund Inception to October 31, 2008 was (30.45)%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

92

Financial Highlights (Continued)

PowerShares Insured National Municipal Bond Portfolio

	Year Ended October 31,					For the Period October 11, 2007* Through
	2010	2009		2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.61	$21.00		$25.05		$24.92
Net investment income**	1.07	1.12		1.05		0.06
Net realized and unrealized gain (loss) on investments	0.70	2.60		(3.98)		0.07
Total from investment operations	1.77	3.72		(2.93)		0.13
Distribution to shareholders from:
Net investment income	(0.03)	(0.00	)(a)	(0.00	)(a)	—
Tax-exempt income	(1.07)	(1.11)		(1.12)		—
Total distributions	(1.10)	(1.11)		(1.12)		—
Net asset value at end of period	$24.28	$23.61		$21.00		$25.05
Share price at end of period***	$24.29	$23.56		$21.29
NET ASSET VALUE TOTAL RETURN****	7.70%	18.22%		(12.13)%		0.52%
SHARE PRICE TOTAL RETURN****	7.97%	16.35%		(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$658,066	$446,288		$174,317		$12,525
Ratio to average net assets of:
Expenses, after Waivers	0.28%	0.28%		0.28%		0.28	%†
Expenses, prior to Waivers	0.35%	0.35%		0.35%		0.35	%†
Net investment income, after Waivers	4.47%	4.97%		4.55%		3.96	%†
Portfolio turnover rate ††	8%	25%		63%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.01)		$(0.04)		$0.00	(a)

PowerShares Insured New York Municipal Bond Portfolio

	Year Ended October 31,				For the Period October 11, 2007* Through
	2010	2009	2008		October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.94	$21.14	$24.95		$24.84
Net investment income**	1.03	1.06	1.02		0.05
Net realized and unrealized gain (loss) on investments	0.92	1.80	(3.72)		0.06
Total from investment operations	1.95	2.86	(2.70)		0.11
Distribution to shareholders from:
Net investment income	(0.03)	(0.02)	(0.00	)(a)	—
Tax-exempt income	(1.03)	(1.04)	(1.11)		—
Total distributions	(1.06)	(1.06)	(1.11)		—
Net asset value at end of period	$23.83	$22.94	$21.14		$24.95
Share price at end of period***	$23.83	$22.92	$21.27
NET ASSET VALUE TOTAL RETURN****	8.71%	13.92%	(11.22)%		0.44%
SHARE PRICE TOTAL RETURN****	8.81%	13.13%	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$41,698	$33,260	$16,908		$14,971
Ratio to average net assets of:
Expenses, after Waivers	0.28%	0.28%	0.28%		0.28	%†
Expenses, prior to Waivers	0.35%	0.35%	0.35%		0.35	%†
Net investment income, after Waivers	4.42%	4.75%	4.38%		3.83	%†
Portfolio turnover rate ††	3%	10%	34%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$(0.02)		$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

93

Financial Highlights (Continued)

PowerShares International Corporate Bond Portfolio

	For the Period June 1, 2010* Through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income**	0.17
Net realized and unrealized gain on investments	3.49
Total from investment operations	3.66
Distribution to shareholders from:
Net investment income	—
Return of capital	(0.37)
Total distributions	(0.37)
Net asset value at end of period	$28.29
Share price at end of period***	$28.42
NET ASSET VALUE TOTAL RETURN****	14.75	%(a)
SHARE PRICE TOTAL RETURN****	15.28	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,944
Ratio to average net assets of:
Expenses	0.50	%†
Net investment income	2.53	%†
Portfolio turnover rate ††	14%
Undistributed net investment (loss) included in price of units issued and redeemed**#	$(0.70)

PowerShares Preferred Portfolio

	Year Ended October 31,		For the Period January 28, 2008* Through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.01	$12.25	$20.06
Net investment income**	0.92	0.98	0.85
Net realized and unrealized gain (loss) on investments	1.36	0.89	(7.66)
Total from investment operations	2.28	1.87	(6.81)
Distribution to shareholders from:
Net investment income	(0.99)	(1.02)	(0.91)
Return of capital	(0.02)	(0.09)	(0.09)
Total distributions	(1.01)	(1.11)	(1.00)
Net asset value at end of period	$14.28	$13.01	$12.25
Share price at end of period***	$14.29	$13.06	$12.62
NET ASSET VALUE TOTAL RETURN****	18.08%	17.02%	(35.04	)%(b)
SHARE PRICE TOTAL RETURN****	17.70%	13.88%	(33.14	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,345,981	$769,925	$191,171
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50	%†
Net investment income	6.66%	8.26%	7.74	%†
Portfolio turnover rate ††	12%	34%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$(0.06)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (June 3, 2010, first day trading on the exchange) to October 31, 2010 was 15.54%. The share price total return from Fund Inception to October 31, 2010 was 15.27%.

(b)  The net asset value total return from Fund Inception (January 31, 2008, first day trading on the exchange) to October 31, 2008 was (35.65)%. The share price total return from Fund Inception to October 31, 2008 was (34.67)%.

See Notes to Financial Statements.

94

Financial Highlights (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

	Year Ended October 31,		For the Period November 14, 2007* Through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00	$25.03	$25.03
Net investment income**	0.07	0.30	0.84
Net realized and unrealized gain (loss) on investments	—	0.09	(0.02)
Total from investment operations	0.07	0.39	0.82
Distribution to shareholders from:
Net investment income	—	(0.02)	(0.00	)(a)
Tax-exempt income	(0.07)	(0.40)	(0.82)
Total distributions	(0.07)	(0.42)	(0.82)
Net asset value at end of period	$25.00	$25.00	$25.03
Share price at end of period***	$25.00	$25.00	$25.05
NET ASSET VALUE TOTAL RETURN****	0.31%	1.58%	3.33	%(b)
SHARE PRICE TOTAL RETURN****	0.31%	1.49%	3.40	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$637,413	$1,069,879	$142,670
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25	%†
Net investment income	0.29%	1.24%	3.71	%†
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the exchange) to October 31, 2008 was 3.33%. The share price total return from Fund Inception to October 31, 2008 was 3.40%.

See Notes to Financial Statements.

95

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered forty-four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio	"1-30 Laddered Treasury Portfolio"

PowerShares Build America Bond Portfolio	"Build America Bond Portfolio"

PowerShares CEF Income Composite Portfolio	"CEF Income Composite Portfolio"

PowerShares Emerging Markets Sovereign Debt Portfolio	"Emerging Markets Sovereign Debt Portfolio"

PowerShares Fundamental High Yield® Corporate Bond Portfolio (formerly PowerShares High Yield Corporate Bond Portfolio)	"Fundamental High Yield® Corporate Bond Portfolio"

PowerShares Insured California Municipal Bond Portfolio	"Insured California Municipal Bond Portfolio"

PowerShares Insured National Municipal Bond Portfolio	"Insured National Municipal Bond Portfolio"

PowerShares Insured New York Municipal Bond Portfolio	"Insured New York Municipal Bond Portfolio"

PowerShares International Corporate Bond Porfolio	"International Corporate Bond Portfolio"

PowerShares Preferred Portfolio	"Preferred Portfolio"

PowerShares VRDO Tax-Free Weekly Portfolio	"VRDO Tax-Free Weekly Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Creation Units of the Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio generally are issued in exchange for cash and redeemed principally in-kind. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index

CEF Income Composite Portfolio	S-Network Composite Closed-End Fund IndexSM

96

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Fund	Index
Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index

Fundamental High Yield® Corporate Bond Portfolio	RAFI® High Yield Bond Index

Insured California Municipal Bond Portfolio	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index

Insured National Municipal Bond Portfolio	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index

Insured New York Municipal Bond Portfolio	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index

International Corporate Bond Portfolio	The S&P International Corporate Bond Index®

Preferred Portfolio	The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index

VRDO Tax-Free Weekly Portfolio	Bloomberg US Municipal AMT-Free Weekly VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

97

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

With respect to each of the Build America Bond Portfolio, CEF Income Composite Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio, Preferred Portfolio and VRDO Tax-Free Weekly Portfolio, each Fund's use of a representative sampling approach will result in the Funds holding a smaller number of securities than are in their respective Underlying Indices. As a result, an adverse development respecting an issuer of securities held by the Funds could result in a greater decline in NAV than would be the case if the Funds held all of the securities in their respective Underlying Indices. To the extent the assets in the Funds are smaller, these risks will be greater.

98

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates their investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign and Emerging Market Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Geographic Risk. Insured California Municipal Bond Portfolio and Insured New York Municipal Bond Portfolio are less diversified across geographic regions or countries and are generally riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Small and Medium Capitalization Company Risk. With respect to Preferred Portfolio, investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Restricted Securities Risk. With respect to Build America Bond Portfolio and Fundamental High Yield® Corporate Bond Portfolio, limitations on the resale of private placements or restricted securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Preferred Securities Risk. There are special risks associated with the Preferred Portfolio's investments in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain

99

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security. Certain of the companies that comprise the Fund's Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions and, therefore, subject the Fund to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. With respect to Emerging Markets Sovereign Debt Portfolio and Fundamental High Yield® Corporate Bond Portfolio, investments in high yield securities may involve greater risk and investments are generally less liquid than higher grade issues. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Municipal Securities Risk. With respect to Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio, municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Because certain Funds invest a substantial portion of their assets in state specific municipal securities, such Funds will have greater exposure to negative political, economic and statutory factors within that state than a fund that invests in a broader base of securities.

Investments in Closed-End Investment Companies. With respect to CEF Income Composite Portfolio, the shares of closed-end investment companies may trade at a discount or premium to, or at, their net asset value ("NAV").

The securities of closed-end investment companies in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

The Fund will be subject to provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), that limit the amount the Fund can invest in any one Underlying Fund to 3% of the Underlying Fund's total outstanding stock. As a result, the Fund may hold a smaller position in an Underlying Fund than if it were not subject to this restriction. To comply with provisions of the 1940 Act, on any matter upon which the Underlying Fund shareholders are solicited to vote the Adviser will vote Underlying Fund shares in the same general proportion as shares held by other shareholders of the Underlying Fund.

Risk of Limited Issuance. With respect to Build America Bond Portfolio, there is no guarantee that municipalities will continue to take advantage of the Build America Bond program in the future and there

100

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

can be no assurance that Build America Bonds will be actively traded. Furthermore, under the American Recovery and Reinvestment Act of 2009, the ability of municipalities to issue Build America Bonds expires on December 31, 2010. If the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds in which CEF Income Composite Portfolio invests and other extraordinary expenses.

Expenses included for CEF Income Composite Portfolio, in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the underlying funds, in which it invests. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally

101

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translataed into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds in which CEF Income Composite Portfolio invests and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Build America Bond Portfolio	0.35%*
CEF Income Composite Portfolio	0.50%
Emerging Markets Sovereign Debt Portfolio	0.50%
Fundamental High Yield® Corporate Bond Portfolio	0.50%
Insured California Municipal Bond Portfolio	0.35%*
Insured National Municipal Bond Portfolio	0.35%*

102

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

% of Average Daily Net Assets
Insured New York Municipal Bond Portfolio	0.35%*
International Corporate Bond Portfolio	0.50%
Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

* The Adviser has agreed to waive a portion of its unitary management fee until April 20, 2011. After giving effect to such waiver, the Fund's net unitary management fee is 0.28% of its average daily net assets. The fee waiver may be modified or terminated by the Adviser at its discretion after April 20, 2011.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
1-30 Laddered Treasury Portfolio	Mergent, Inc.

Build America Bond Portfolio	Merrill Lynch, Pierce Fenner & Smith Inc.

CEF Income Composite Portfolio	S-Network Global Indexes LLC

Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.

Fundamental High Yield® Corporate Bond Portfolio	Research Affiliates, LLC

Insured California Municipal Bond Portfolio	Merrill Lynch, Pierce Fenner & Smith Inc.

Insured National Municipal Bond Portfolio	Merrill Lynch, Pierce Fenner & Smith Inc.

Insured New York Municipal Bond Portfolio	Merrill Lynch, Pierce Fenner & Smith Inc.

International Corporate Bond Portfolio	Standard & Poor's®

Preferred Portfolio	Merrill Lynch, Pierce Fenner & Smith Inc.

VRDO Tax-Free Weekly Portfolio	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which each Fund may track its respective Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the fiscal year ended October 31, 2010.

103

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Van Kampen Bond Fund for the fiscal year ended October 31, 2010.

CEF Income Composite Portfolio

	Value 10/31/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 10/31/10	Dividend Income
Invesco Van Kampen Bond Fund	$—	$676,354	$(144,273)	$5,191	$(2,639)	$534,633	$9,080

Preferred Portfolio

	Value 10/31/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 10/31/10	Dividend Income
Alabama Power Co., 5.88%, Series 07-B	$19,908,211	$12,163,760	$(3,963,969)	$641,244	$53,585	$28,802,831	$1,391,441
FPL Group Capital, Inc., 6.60%, Series A	12,364,730	7,362,560	(1,183,969)	(60,454)	60,633	18,543,500	998,710
JPMorgan Chase Capital X, 7.00%	55,677,620	28,645,827	(20,188,104)	(53,937)	478,978	64,560,384	4,135,366
Morgan Stanley Capital Trust VII, 6.60%	37,204,228	23,475,318	(4,290,742)	4,612,462	780,084	61,781,350	3,481,207
Public Storage, 7.25%, Series I	28,827,924	18,164,080	(5,854,156)	1,252,745	247,224	42,637,817	2,644,390
Telephone & Data Systems, Inc., 6.63%	4,657,060	2,936,092	(251,950)	466,962	109,208	7,917,372	446,665
USB Capital XI, 6.60%	26,455,651	17,225,478	(3,331,215)	2,791,245	307,268	43,448,427	2,303,998
Wachovia Capital Trust IV, 6.38%	28,234,002	15,861,561	(6,667,894)	4,282,066	587,758	42,297,493	2,285,369
Total Investments in Affiliates	$213,329,426	$125,834,676	$(45,731,999)	$13,932,333	$2,624,738	$309,989,174	$17,687,146

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity

104

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$74,341,387	$—	$74,341,387
Money Market Fund	934,317	—	—	934,317
Total Investments	934,317	74,341,387	—	75,275,704
Build America Bond Portfolio
Municipal Obligations	—	557,066,044	—	557,066,044
Money Market Fund	2,543,925	—	—	2,543,925
Total Investments	2,543,925	557,066,044	—	559,609,969
CEF Income Composite Portfolio
Equity Securities	166,121,279	—	—	166,121,279
Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	985,245,456	—	985,245,456
Money Market Fund	2,736,148	—	—	2,736,148
Total Investments	2,736,148	985,245,456	—	987,981,604
Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	—	384,192,896	—	384,192,896
Insured California Municipal Bond Portfolio
Municipal Obligations	—	42,123,052	—	42,123,052
Insured National Municipal Bond Portfolio
Municipal Obligations	—	646,659,531	—	646,659,531
Insured New York Municipal Bond Portfolio
Municipal Obligations	—	41,123,203	—	41,123,203
International Corporate Bond Portfolio
Australia	—	1,598,738	—	1,598,738
Austria	—	71,638	—	71,638
Canada	—	2,421,349	—	2,421,349
France	—	4,734,880	—	4,734,880
Germany	—	438,954	—	438,954
Ireland	—	132,735	—	132,735
Italy	—	2,575,668	—	2,575,668

105

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Japan	$—	$1,373,909	$—	$1,373,909
Luxembourg	—	1,256,030	—	1,256,030
Netherlands	—	4,677,946	—	4,677,946
Norway	—	208,402	—	208,402
Spain	—	2,384,190	—	2,384,190
Sweden	—	365,095	—	365,095
Switzerland	—	1,541,379	—	1,541,379
United Kingdom	—	8,470,963	—	8,470,963
United States	—	340,580	—	340,580
Total Investments	—	32,592,456	—	32,592,456
Preferred Portfolio
Equity Securities	1,308,614,534	27,750,584	—	1,336,365,118
Money Market Fund	3,295,446	—	—	3,295,446
Total Investments	1,311,909,980	27,750,584	—	1,339,660,564
VRDO Tax-Free Weekly Portfolio
Municipal Obligations	—	629,985,000	—	629,985,000

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2010 and 2009:

	2010			2009
	Ordinary Income	Return of Capital	Tax-Exempt Income	Ordinary Income	Return of Capital	Tax-Exempt Income
1-30 Laddered Treasury Portfolio	$2,372,573	$343,489	$—	$2,528,660	$195,041	$—
Build America Bond Portfolio	15,160,337	274,123	—	—	—	—
CEF Income Composite Portfolio	4,013,118	1,913,266	—	—	—	—
Emerging Markets Sovereign Debt Portfolio	35,667,756	870,695	—	12,035,274	162,307	—
Fundamental High Yield® Corporate Bond Portfolio	18,390,580	—	—	8,604,082	—	—
Insured California Municipal Bond Portfolio	60,190	—	1,648,334	16,488	—	1,152,894
Insured National Municipal Bond Portfolio	603,904	—	24,021,840	43,112	—	14,988,559
Insured New York Municipal Bond Portfolio	46,279	—	1,672,734	20,102	—	1,340,091
International Corporate Bond Portfolio	—	106,097	—	—	—	—
Preferred Portfolio	72,023,335	1,246,520	—	36,047,209	3,283,887	—
VRDO Tax-Free Weekly Portfolio	18,602	—	2,598,825	321,862	—	6,248,349

106

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Tax Components of Net Assets at Fiscal Year-End:

	Net Unrealized Appreciation	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
1-30 Laddered Treasury Portfolio	$2,228,594	$(16,213)	$73,811,852	$76,024,233
Build America Bond Portfolio	16,192,564	(115,364)	553,528,313	569,605,513
CEF Income Composite Portfolio	4,417,503	(136,143)	161,812,300	166,093,660
Emerging Markets Sovereign Debt Portfolio	85,919,463	(1,302,080)	918,297,518	1,002,914,901
Fundamental High Yield® Corporate Bond Portfolio	18,174,206	(728,021)	374,446,794	391,892,979
Insured California Municipal Bond Portfolio	1,595,876	(5,341)	42,049,681	43,640,216
Insured National Municipal Bond Portfolio	32,845,655	(1,651,790)	626,872,621	658,066,486
Insured New York Municipal Bond Portfolio	2,303,031	(261,969)	39,656,553	41,697,615
International Corporate Bond Portfolio	975,657	(988)	32,968,867	33,943,536
Preferred Portfolio	158,083,717	(66,531,933)	1,254,429,168	1,345,980,952
VRDO Tax-Free Weekly Portfolio	3,100	—	637,409,905	637,413,005

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of each year listed below:

	2016	2017	2018	Total*
1-30 Laddered Treasury Portfolio	$831	$15,382	$—	$16,213
Build America Bond Portfolio	—	—	115,364	115,364
CEF Income Composite Portfolio	—	—	136,143	136,143
Emerging Markets Sovereign Debt Portfolio	531,185	558,313	212,582	1,302,080
Fundamental High Yield® Corporate Bond Portfolio	—	728,021	—	728,021
Insured California Municipal Bond Portfolio	—	—	5,341	5,341
Insured National Municipal Bond Portfolio	1,468,907	182,883	—	1,651,790
Insured New York Municipal Bond Portfolio	136,120	125,849	—	261,969
International Corporate Bond Portfolio	—	—	988	988
Preferred Portfolio	18,233,466	48,298,467	—	66,531,933
VRDO Tax-Free Weekly Portfolio	—	—	—	—

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

107

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

The Funds utilized noted amounts of capital loss carryforward during fiscal year ended October 31, 2010 as follows:

Utilized Amount
1-30 Laddered Treasury Portfolio	$10
Fundamental High Yield® Corporate Bond Portfolio	2,465,504
Insured National Municipal Bond Portfolio	1,119,903
Insured New York Municipal Bond Portfolio	5,046
Preferred Portfolio	4,302,524

Note 7. Investment Transactions

For the fiscal year ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Build America Bond Portfolio	$539,779,792	$13,731,926
CEF Income Composite Portfolio	35,999,340	28,910,510
Emerging Markets Sovereign Debt Portfolio	42,956,000	27,131,250
Fundamental High Yield® Corporate Bond Portfolio	82,776,375	74,903,565
Insured California Municipal Bond Portfolio	12,441,039	2,909,024
Insured National Municipal Bond Portfolio	224,455,576	42,745,817
Insured New York Municipal Bond Portfolio	7,349,357	1,041,020
International Corporate Bond Portfolio	33,339,368	1,703,567
Preferred Portfolio	172,584,808	121,866,397
VRDO Tax-Free Weekly Portfolio	—	—

For the fiscal year ended October 31, 2010, the cost of securities purchased and the proceeds from sales of U.S. government securities, excluding short-term securities, money market funds and in-kind transactions, for the 1-30 Laddered Treasury Portfolio amounted to $810,079 and $1,647,000, respectively.

For the fiscal year ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
1-30 Laddered Treasury Portfolio	$45,537,035	$38,587,580
Build America Bond Portfolio	14,964,460	—
CEF Income Composite Portfolio	169,659,088	15,242,012
Emerging Markets Sovereign Debt Portfolio	572,433,355	82,279,748
Fundamental High Yield® Corporate Bond Portfolio	272,045,126	77,518,330
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	1,006,600	—
Insured New York Municipal Bond Portfolio	—	—
International Corporate Bond Portfolio	—	—
Preferred Portfolio	465,611,435	40,142,235
VRDO Tax-Free Weekly Portfolio	—	—

108

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At October 31, 2010, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
1-30 Laddered Treasury Portfolio	$73,047,110	$2,228,594	$2,436,326	$(207,732)
Build America Bond Portfolio	543,417,405	16,192,564	19,097,340	(2,904,776)
CEF Income Composite Portfolio	161,703,776	4,417,503	5,743,155	(1,325,652)
Emerging Markets Sovereign Debt Portfolio	902,062,141	85,919,463	86,304,672	(385,209)
Fundamental High Yield® Corporate Bond Portfolio	366,018,690	18,174,206	18,925,258	(751,052)
Insured California Municipal Bond Portfolio	40,527,176	1,595,876	1,722,319	(126,443)
Insured National Municipal Bond Portfolio	613,813,876	32,845,655	33,159,738	(314,083)
Insured New York Municipal Bond Portfolio	38,820,172	2,303,031	2,439,960	(136,929)
International Corporate Bond Portfolio	31,609,278	983,178	1,008,983	(25,805)
Preferred Portfolio	1,181,576,847	158,083,717	158,230,330	(146,613)
VRDO Tax-Free Weekly Portfolio	629,981,900	3,100	3,100	—

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2010, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
1-30 Laddered Treasury Portfolio	$14,231	$(2,137,033)	$2,122,802
Build America Bond Portfolio	(100,698)	—	100,698
CEF Income Composite Portfolio	(394,437)	(334,013)	728,450
Emerging Markets Sovereign Debt Portfolio	1,385,806	(4,205,034)	2,819,228
Fundamental High Yield® Corporate Bond Portfolio	(570,350)	(7,635,677)	8,206,027
Insured California Municipal Bond Portfolio	80,969	—	(80,969)
Insured National Municipal Bond Portfolio	993,058	—	(993,058)
Insured New York Municipal Bond Portfolio	57,134	2,685	(59,819)
International Corporate Bond Portfolio	265,482	69,324	(334,806)
Preferred Portfolio	7,604,537	(14,229,465)	6,624,928
VRDO Tax-Free Weekly Portfolio	(433,108)	—	433,108

109

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt Portfolio and Fundamental High Yield® Corporate Bond Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Such transactions for Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio are generally permitted in cash and redeemed principally in-kind. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

110

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust II, hereafter referred to as the "Trust") at October 31, 2010, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2010

111

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2010:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividend Received Deduction*	Tax Exempt Income*
1-30 Laddered Treasury Portfolio	0%	0%	0%
Build America Bond Portfolio	0%	0%	0%
CEF Income Composite Portfolio	0%	0%	0%
Emerging Markets Sovereign Debt Portfolio	0%	0%	0%
Fundamental High Yield® Corporate Bond Portfolio	0%	0%	0%
Insured California Municipal Bond Portfolio	0%	0%	96%
Insured National Municipal Bond Portfolio	0%	0%	98%
Insured New York Municipal Bond Portfolio	0%	0%	97%
International Corporate Bond Portfolio	0%	0%	0%
Preferred Portfolio	48%	23%	0%
VRDO Tax-Free Weekly Portfolio	0%	0%	99%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

112

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of October 31, 2010.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	112	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

113

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	112	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

114

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

115

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

116

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

117

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2007 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations. The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the date for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

118

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

119

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares International Corporate Bond Portfolio

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares International Corporate Bond Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, information describing the Adviser's current organization and staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees also reviewed information related to the Adviser's portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's proposed advisory fee, as compared to the expense ratios of various international fixed-income ETFs, as well as the average and median expense ratios of the Fund's Lipper peer group, which includes ETF and non-ETF funds. The Trustees noted the information compiled by the Adviser from Lipper Inc. databases on the expense ratios and advisory fees of various types of ETFs and open-end actively managed funds that they had received in connection with the 2010 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that the Fund's unitary advisory fee generally was at the higher end of the ETF universe, but was lower than the average and median expense ratios of the Fund's Lipper peer group. The Trustees considered the Fund's proposed advisory fee in light of the higher administrative, operational and management oversight costs. The Trustees also noted that the Fund's

120

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares International Corporate Bond Portfolio (Continued)

licensing fee was payable out of the unitary fee to be charged to the Fund. The Trustees also noted the Adviser's representation that the Fund's advisory fee was competitive with those of its ETF peers. The Board concluded that the unitary advisory fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the Fund and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceed the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the cost of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

121

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-AR-9

2010 Annual Report to Shareholders

October 31, 2010

PowerShares Ibbotson Alternative Completion Portfolio
(formerly PowerShares Autonomic Growth
NFA Global Asset Portfolio)

PowerShares RiverFront Tactical Balanced Growth Portfolio
(formerly PowerShares Autonomic Balanced Growth
NFA Global Asset Portfolio)

PowerShares RiverFront Tactical Growth & Income Portfolio
(formerly PowerShares Autonomic Balanced
NFA Global Asset Portfolio)

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	10

Fees and Expenses	12

Schedules of Investments

PowerShares Ibbotson Alternative Completion Portfolio	13

PowerShares RiverFront Tactical Balanced Growth Portfolio	14

PowerShares RiverFront Tactical Growth & Income Portfolio	15

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	22

Report of Independent Registered Public Accounting Firm	35

Tax Information	36

Supplemental Information	37

This page intentionally left blank

The Market Environment

For the year ended October 31, 2010, the global economic situation saw continued improvement. U.S. and international developed markets rallied, peaking in April before declining to fiscal year lows in late June and early July. Markets subsequently rallied between July and October, returning to near April highs. The S&P 500® Index and MSCI EAFE Index ended the fiscal year up 16.54% and 8.36%, respectively. Emerging market equities followed a similar pattern, but have had a stronger rally between July and October, with the MSCI Emerging Markets IndexSM at its highest level since 2008. The MSCI Emerging Markets IndexSM ended the fiscal year up 23.56%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping to an average of 23.17% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 8.01%.

3

Manager's Analysis

PowerShares Ibbotson Alternative Completion Portfolio (ticker: PTO)

The PowerShares Ibbotson Alternative Completion Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Ibbotson Alternative Completion IndexTM (the "Index"). Prior to June 30, 2010, the Fund's name was PowerShares Autonomic Growth NFA Global Asset Portfolio and its underlying index was the New Frontier Global Dynamic Growth IndexTM.

The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the Index, but may also invest in exchange-traded notes and equity and fixed income securities included in the Index. The funds included in the Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities. The Fund and any PowerShares ETFs in which the Fund invests are part of the same group of investment companies.

For the fiscal year ended October 31, 2010, the Fund returned 14.18%. Over the same year, the Blended-Index returned 17.43%, while the S&P 500® Index returned 16.54%. The Fund benefited from positive performance in commodities and fixed income asset classes.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

International Equity Funds	33.3
Fixed Income Funds	23.8
Commodity Funds	22.5
Domestic Equity Funds	12.5
Currency Fund	7.8
Money Market Fund	0.1
Other	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Exchange-Traded Fund
PowerShares MENA Frontier Countries Portfolio	11.9
PowerShares Emerging Markets Sovereign Debt Portfolio	11.9
PowerShares Emerging Markets Infrastructure Portfolio	9.1
PowerShares Preferred Portfolio	8.6
PowerShares DB Energy Fund	8.1
PowerShares DB G10 Currency Harvest Fund	7.8
PowerShares DB Agriculture Fund	6.2
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	6.1
PowerShares DB Precious Metals Fund	4.1
PowerShares DB Base Metals Fund	4.1
Total	77.9

4

Manager's Analysis (Continued)

PowerShares Ibbotson Alternative Completion Portfolio (ticker: PTO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
Blended – Ibbotson Alternative Completion IndexTM*	17.43%	-6.55%	-15.28%
Ibbotson Alternative Completion IndexTM	N/A	N/A	N/A
New Frontier Global Dynamic Growth IndexTM	13.81%	-7.73%	-17.89%
S&P 500® Index	16.54%	-4.55%	-10.65%
Fund
Net Asset Value ("NAV") Return	14.18%	-8.17%	-18.84%
Share Price Return	12.42%	-8.84%	-20.27%

Fund Inception: 05/20/2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the total annual fund operating expenses ratio of 0.79% includes the unitary management fee of 0.25%, other expenses of 0.01% and estimated acquired fund fees and expenses of 0.53%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

††  Average annualized.

*  The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, June 30, 2010, followed by the performance of the new underlying index starting at the conversion date and through October 31, 2010.

5

Manager's Analysis

PowerShares RiverFront Tactical Balanced Growth Portfolio (ticker: PAO)

The PowerShares RiverFront Tactical Balanced Growth Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the RiverFront Global Tactical Balanced Growth IndexTM (the "Index"). Prior to June 30, 2010, the Fund's name was the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and its underlying index was the New Frontier Global Dynamic Balanced Growth IndexTM.

The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the Index, but may also invest in exchange-traded notes and equity and fixed income securities included in the Index. The funds included in the Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities. The Fund and any PowerShares ETFs in which the Fund invests are part of the same group of investment companies.

For the fiscal year ended October 31, 2010, the Fund returned 13.33%. Over the same year, the Blended-Index returned 14.44% and the S&P 500® Index returned 16.54%. The Fund benefited from exposure to emerging markets and large-cap U.S. equities.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Domestic Equity Funds	48.9
International Equity Funds	25.0
Fixed Income Funds	24.1
Commodity Fund	2.0
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Exchange-Traded Fund
PowerShares FTSE RAFI Emerging Markets Portfolio	12.5
Vanguard Short-Term Corporate Bond ETF	7.6
PowerShares Dividend AchieversTM Portfolio	7.0
SPDR S&P Emerging Small Cap ETF	6.4
PowerShares Fundamental High Yield Corporate Bond Portfolio	5.9
PowerShares Dynamic Industrials Sector Portfolio	4.4
PowerShares Dynamic Large Cap Portfolio	4.3
PowerShares Dynamic Technology Sector Portfolio	3.8
PowerShares Dynamic Energy Sector Portfolio	3.7
PowerShares Dynamic Consumer Discretionary Sector Portfolio	3.5
Total	59.1

6

Manager's Analysis (Continued)

PowerShares RiverFront Tactical Balanced Growth Portfolio (ticker: PAO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
Blended – RiverFront Global Tactical Balanced Growth IndexTM*	14.44%	-5.46%	-12.86%
RiverFront Global Tactical Balanced Growth IndexTM	N/A	N/A	N/A
New Frontier Global Dynamic Balanced Growth IndexTM**	12.91%	-11.80%	-23.29%
S&P 500® Index	16.54%	-4.55%	-10.65%
Fund
Net Asset Value ("NAV") Return	13.33%	-6.36%	-14.88%
Share Price Return	12.60%	-6.74%	-15.72%

Fund Inception: 05/20/2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the total annual fund operating expenses ratio of 0.64% includes the unitary management fee of 0.25%, other expenses of 0.01% and estimated acquired fund fees and expenses of 0.38%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index "(the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

††  Average annualized.

*  The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, June 30, 2010, followed by the performance of the new underlying index starting at the conversion date and through October 31, 2010.

**  The New Frontier Global Dynamic Balanced Growth IndexTM expired on June 30, 2010. The performance for the index in the above table reflects standardized performance through this date.

7

Manager's Analysis

PowerShares RiverFront Tactical Growth & Income Portfolio (ticker: PCA)

The PowerShares RiverFront Tactical Growth & Income Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the RiverFront Global Tactical Balanced Growth & Income Index(TM) (the "Index"). Prior to June 30, 2010, the Fund's name was the PowerShares Autonomic Balanced NFA Global Asset Portfolio and its underlying index was the New Frontier Global Dynamic Balanced IndexTM.

The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the Index, but may also invest in exchange-traded notes and equity and fixed income securities included in the Index. The funds included in the Index are exchange-traded funds ("ETFs") advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities. The Fund and any PowerShares ETFs in which the Fund invests are part of the same group of investment companies.

For the fiscal year ended October 31, 2010, the Fund returned 11.53%. Over the same year, the Blended-Index returned 12.87% and the S&P 500® Index returned 16.54%. The Fund benefited from exposure to emerging markets, U.S. dividend paying companies and large-cap U.S. equities.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Fixed Income Funds	49.2
Domestic Equity Funds	31.5
International Equity Funds	17.1
Commodity Fund	2.1
Money Market Fund	0.1
Other	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Exchange-Traded Fund
Vanguard Short-Term Corporate Bond ETF	18.6
PowerShares Dividend AchieversTM Portfolio	13.4
PowerShares Fundamental High Yield Corporate Bond Portfolio	9.8
PowerShares FTSE RAFI Emerging Markets Portfolio	9.0
WisdomTree Emerging Markets SmallCap Dividend Fund	5.0
iShares Barclays Intermediate Credit Bond Fund	3.8
JPMorgan Alerian MLP Index ETN	3.7
PowerShares High Yield Equity Dividend AchieversTM Portfolio	3.5
PowerShares VRDO Tax-Free Weekly Portfolio	3.3
PowerShares Dynamic Technology Sector Portfolio	3.3
Total	73.4

8

Manager's Analysis (Continued)

PowerShares RiverFront Tactical Growth & Income Portfolio (ticker: PCA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index
Blended – RiverFront Global Tactical Balanced Growth & Income IndexTM*	12.87%	-3.73%	-8.89%
RiverFront Global Tactical Balanced Growth & Income IndexTM	N/A	N/A	N/A
New Frontier Global Dynamic Balanced IndexTM	14.61%	-3.12%	-7.48%
S&P 500® Index	16.54%	-4.55%	-10.65%
Fund
Net Asset Value ("NAV") Return	11.53%	-4.74%	-11.20%
Share Price Return	11.68%	-5.37%	-12.64%

Fund Inception: 05/20/2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the total annual fund operating expenses ratio of 0.69% includes the unitary management fee of 0.25%, other expenses of 0.01% and estimated acquired fund fees and expenses of 0.43%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index "(the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

††  Average annualized.

*  The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, June 30, 2010, followed by the performance of the new underlying index starting at the conversion date and through October 31, 2010.

9

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PTO	PowerShares Ibbotson Alternative Completion Portfolio	5/20/08	597	105	78	75	40	17	41
PAO	PowerShares RiverFront Tactical Balanced Growth Portfolio	5/20/08	597	145	56	51	27	13	32
PCA	PowerShares RiverFront Tactical Growth & Income Portfolio	5/20/08	597	55	52	68	45	32	128

10

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PTO	126	48	37	13	7	10
PAO	182	30	28	18	4	11
PCA	79	34	49	31	10	14

11

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and each Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Ibbotson Alternative Completion Portfolio Actual	$1,000.00	$1,017.00	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
PowerShares RiverFront Tactical Balanced Growth Portfolio Actual	$1,000.00	$1,024.50	0.25%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
PowerShares RiverFront Tactical Growth & Income Portfolio Actual	$1,000.00	$1,023.09	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

12

Schedule of Investments

PowerShares Ibbotson Alternative Completion Portfolio

October 31, 2010

Number of Shares		Value
	Exchange-Traded Funds—99.9%
	Commodity Funds—22.5%
22,843	PowerShares DB Agriculture Fund(/)*	$678,665
19,833	PowerShares DB Base Metals Fund(/)*	451,201
36,951	PowerShares DB Energy Fund(/)*	894,584
9,546	PowerShares DB Precious Metals Fund(/)*	455,821
		2,480,271
	Currency Fund—7.8%
36,760	PowerShares DB G10 Currency Harvest Fund(/)*	861,654
	Domestic Equity Funds—12.5%
66,415	PowerShares Preferred Portfolio(=)	950,399
20,183	PowerShares S&P 500 BuyWrite Portfolio(=)	431,714
		1,382,113
	Fixed Income Funds—23.8%
3,916	iShares Barclays TIPS Bond Fund	437,104
7,874	PIMCO Broad U.S. Tips Index Fund	437,952
46,252	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	1,308,469
7,921	SPDR Barclays Capital TIPS ETF	436,843
		2,620,368
	International Equity Funds—33.3%
20,182	PowerShares Emerging Markets Infrastructure Portfolio(=)	1,010,109
28,726	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	669,316
11,395	PowerShares Global Agriculture Portfolio(=)	350,396
7,072	PowerShares Global Gold and Precious Metals Portfolio(=)	328,848
96,665	PowerShares MENA Frontier Countries Portfolio(=)	1,318,511
		3,677,180
	Total Exchange-Traded Funds (Cost $9,924,986)	11,021,586
	Money Market Fund—0.1%
11,179	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,179)	11,179
	Total Investments (Cost $9,936,165)—100.0%	11,032,765
	Liabilities in excess of other assets—(0.0%)	(1,632)
	Net Assets—100.0%	$11,031,133

Investment Abbreviations:

ETF—Exchange-Traded Fund

TIPS—Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(/)  Not considered to be affiliated.

*  Non-income producing security.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

13

Schedule of Investments

PowerShares RiverFront Tactical Balanced Growth Portfolio

October 31, 2010

Number of Shares		Value
	Exchange-Traded Funds—100.0%
	Commodity Fund—2.0%
6,478	PowerShares DB Precious Metals Fund(/)*	$309,325
	Domestic Equity Funds—48.9%
6,412	PowerShares Active U.S. Real Estate Fund(=)	292,003
78,341	PowerShares Dividend AchieversTM Portfolio(=)	1,060,298
7,979	PowerShares DWA Technical Leaders Portfolio(=)	176,256
7,611	PowerShares Dynamic Basic Materials Sector Portfolio(=)	252,609
7,570	PowerShares Dynamic Biotechnology & Genome Portfolio(=)	151,324
22,576	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	530,762
17,670	PowerShares Dynamic Energy Sector Portfolio(=)	562,070
11,338	PowerShares Dynamic Financial Sector Portfolio(=)	200,254
25,801	PowerShares Dynamic Food & Beverage Portfolio(=)	445,067
7,211	PowerShares Dynamic Healthcare Sector Portfolio(=)	181,948
25,210	PowerShares Dynamic Industrials Sector Portfolio(=)	661,763
20,274	PowerShares Dynamic Insurance Portfolio(=)	318,707
28,042	PowerShares Dynamic Large Cap Portfolio(=)	649,733
6,740	PowerShares Dynamic Networking Portfolio(=)*	160,884
16,510	PowerShares Dynamic Pharmaceuticals Portfolio(=)	371,475
12,628	PowerShares Dynamic Software Portfolio(=)*	300,655
23,787	PowerShares Dynamic Technology Sector Portfolio(=)*	570,650
16,186	PowerShares Dynamic Telecommunications & Wireless Portfolio(=)	251,207
17,980	PowerShares Dynamic Utilities Portfolio(=)	278,978
		7,416,643
	Fixed Income Funds—24.1%
1,687	iPATH S&P 500 VIX Mid-Term Futures ETN*	125,698
1,631	iShares iBoxx $ High Yield Corporate Bond Fund	147,997
12,900	JPMorgan Alerian MLP Index ETN	457,757
6,238	PowerShares Active Low Duration Portfolio(=)	159,256
48,785	PowerShares Fundamental High Yield® Corporate Bond Portfolio(=)	902,523
16,570	PowerShares VRDO Tax-Free Weekly Portfolio(=)	414,084
3,663	SPDR Barclays Capital High Yield Bond ETF	149,743
4,366	SPDR Barclays Capital Intermediate Term Credit Bond ETF	147,440
14,593	Vanguard Short-Term Corporate Bond ETF	1,146,572
		3,651,070

Number of Shares		Value
	Exchange-Traded Funds (Continued)
	International Equity Funds—25.0%
11,886	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	$469,022
75,313	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	1,885,084
30,055	PowerShares International Dividend AchieversTM Portfolio(=)	457,136
17,125	SPDR S&P Emerging Small Cap ETF	971,330
		3,782,572
	Total Investments (Cost $14,019,718)—100.0%	15,159,610
	Other assets less liabilities—0.0%	6,725
	Net Assets—100.0%	$15,166,335

Investment Abbreviations:

ETF—Exchange-Traded Fund

ETN—Exchange-Traded Note

Notes to Schedule of Investments:

(/)  Not considered to be affiliated.

*  Non-income producing security.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

14

Schedule of Investments

PowerShares RiverFront Tactical Growth & Income Portfolio

October 31, 2010

Number of Shares		Value
	Exchange-Traded Funds—99.9%
	Commodity Fund—2.1%
6,682	PowerShares DB Precious Metals Fund(/)*	$319,065
	Domestic Equity Funds—31.5%
6,577	PowerShares Active U.S. Real Estate Fund(=)	299,517
149,954	PowerShares Dividend AchieversTM Portfolio(=)	2,029,537
13,141	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	308,945
4,703	PowerShares Dynamic Energy Sector Portfolio(=)	149,599
6,004	PowerShares Dynamic Healthcare Sector Portfolio(=)	151,493
9,105	PowerShares Dynamic Industrials Sector Portfolio(=)	239,006
7,029	PowerShares Dynamic Mid Cap Portfolio(=)	163,804
10,987	PowerShares Dynamic Pharmaceuticals Portfolio(=)	247,208
20,523	PowerShares Dynamic Technology Sector Portfolio(=)*	492,347
10,019	PowerShares Dynamic Telecommunications & Wireless Portfolio(=)	155,495
62,165	PowerShares High Yield Equity Dividend AchieversTM Portfolio(=)	527,532
		4,764,483
	Fixed Income Funds—49.2%
1,876	iPATH S&P 500 VIX Mid-Term Futures ETN*	139,781
5,367	iShares Barclays Intermediate Credit Bond Fund	581,890
1,376	iShares Barclays Short Treasury Bond Fund	151,676
3,281	iShares iBoxx $ High Yield Corporate Bond Fund	297,718
15,706	JPMorgan Alerian MLP Index ETN	557,327
18,572	PowerShares Active Low Duration Portfolio(=)	474,143
80,413	PowerShares Fundamental High Yield® Corporate Bond Portfolio(=)	1,487,641
20,004	PowerShares VRDO Tax-Free Weekly Portfolio(=)	499,900
10,928	SPDR Barclays Capital High Yield Bond ETF	446,737
35,764	Vanguard Short-Term Corporate Bond ETF	2,809,977
		7,446,790
	International Equity Funds—17.1%
4,043	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	159,537
54,597	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	1,366,563
20,463	PowerShares International Dividend AchieversTM Portfolio(=)	311,242
14,302	WisdomTree Emerging Markets SmallCap Dividend Fund	750,283
		2,587,625
	Total Exchange-Traded Funds (Cost $14,048,000)	15,117,963

Number of Shares		Value
	Money Market Fund—0.1%
11,573	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,573)	$11,573
	Total Investments (Cost $14,059,573)—100.0%	15,129,536
	Liabilities in excess of other assets—(0.0%)	(5,468)
	Net Assets—100.0%	$15,124,068

Investment Abbreviations:

ETF—Exchange-Traded Fund

ETN—Exchange-Traded Note

Notes to Schedule of Investments:

(/)  Not considered to be affiliated.

*  Non-income producing security.

(=)  The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

15

Statements of Assets and Liabilities

October 31, 2010

	PowerShares Ibbotson Alternative Completion Portfolio	PowerShares RiverFront Tactical Balanced Growth Portfolio	PowerShares RiverFront Tactical Growth & Income Portfolio
ASSETS:
Unaffiliated investments at value	$4,665,003	$3,455,862	$6,066,027
Affiliated investments at value (Note 4)	6,367,762	11,703,748	9,063,509
Total investments at value	11,032,765	15,159,610	15,129,536
Receivables:
Dividends	734	2,279	5,584
Investments sold	—	443,277	438,505
Shares sold	—	1,209,962	—
Total Assets	11,033,499	16,815,128	15,573,625
LIABILITIES:
Due to custodian	32	3,795	—
Payable for investments purchased	—	1,642,303	446,497
Accrued unitary management fees	2,334	2,695	3,060
Total Liabilities	2,366	1,648,793	449,557
NET ASSETS	$11,031,133	$15,166,335	$15,124,068
NET ASSETS CONSIST OF:
Shares of beneficial interest	$13,956,931	$16,624,807	$15,984,092
Undistributed net investment income	49,559	52,795	90,216
Accumulated net realized loss on investments and foreign currency related transactions	(4,071,957)	(2,651,159)	(2,020,203)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,096,600	1,139,892	1,069,963
Net Assets	$11,031,133	$15,166,335	$15,124,068
Shares outstanding (unlimited amount authorized, $0.01 par value)	950,000	1,250,000	1,200,000
Net asset value	$11.61	$12.13	$12.60
Share price	$11.55	$12.14	$12.61
Unaffiliated investments at cost	$4,333,210	$3,251,144	$5,738,193
Affiliated investments at cost	5,602,955	10,768,574	8,321,380
Total investments at cost	$9,936,165	$14,019,718	$14,059,573

See Notes to Financial Statements.

16

Statements of Operations

Year Ended October 31, 2010

	PowerShares Ibbotson Alternative Completion Portfolio	PowerShares RiverFront Tactical Balanced Growth Portfolio	PowerShares RiverFront Tactical Growth & Income Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$120,935	$133,815	$211,838
Affiliated dividend income	117,420	101,020	129,705
Foreign withholding tax	(10)	—	—
Total Income	238,345	234,835	341,543
EXPENSES:
Unitary management fees	26,267	26,178	31,939
Net Investment Income	212,078	208,657	309,604
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(677,032)	(164,432)	(80,019)
Distributions from underlying fund shares	31	1,879	5,819
In-kind redemptions	975,881	614,994	968,421
Foreign currency related transactions	(5,671)	—	—
Net realized gain	293,209	452,441	894,221
Net change in unrealized appreciation on investments	765,009	770,730	203,862
Net realized and unrealized gain on investments	1,058,218	1,223,171	1,098,083
Net increase in net assets resulting from operations	$1,270,296	$1,431,828	$1,407,687

See Notes to Financial Statements.

17

Statements of Changes in Net Assets

	PowerShares Ibbotson Alternative Completion Portfolio		PowerShares RiverFront Tactical Balanced Growth Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$212,078	$177,082	$208,657	$224,026
Net realized gain (loss)	293,209	(1,691,466)	452,441	(1,241,734)
Net change in unrealized appreciation	765,009	2,950,657	770,730	2,482,210
Net increase in net assets resulting from operations	1,270,296	1,436,273	1,431,828	1,464,502
Undistributed net investment income (loss) included in the price of units issued and redeemed	(2,372)	(10,709)	41,742	11,074
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(233,453)	(137,636)	(215,089)	(204,003)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,633,522	1,732,777	7,564,987	909,677
Value of shares repurchased	(5,519,924)	(2,193,676)	(3,452,019)	—
Net income equalization	2,372	10,709	(41,742)	(11,074)
Net increase (decrease) in net assets resulting from shares transactions	115,970	(450,190)	4,071,226	898,603
Increase in Net Assets	1,150,441	837,738	5,329,707	2,170,176
NET ASSETS:
Beginning of year	9,880,692	9,042,954	9,836,628	7,666,452
End of year	$11,031,133	$9,880,692	$15,166,335	$9,836,628
Undistributed net investment income at end of year	$49,559	$76,144	$52,795	$59,775
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	200,000	650,000	100,000
Shares repurchased	(500,000)	(250,000)	(300,000)	—
Shares outstanding, beginning of year	950,000	1,000,000	900,000	800,000
Shares outstanding, end of year	950,000	950,000	1,250,000	900,000

See Notes to Financial Statements.

18

	PowerShares RiverFront Tactical Growth & Income Portfolio
	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$309,604	$263,838
Net realized gain (loss)	894,221	(1,213,729)
Net change in unrealized appreciation	203,862	2,576,448
Net increase in net assets resulting from operations	1,407,687	1,626,557
Undistributed net investment income (loss) included in the price of units issued and redeemed	28,634	30,149
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(280,892)	(239,450)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,797,262	4,112,036
Value of shares repurchased	(5,345,080)	(1,095,871)
Net income equalization	(28,634)	(30,149)
Net increase (decrease) in net assets resulting from shares transactions	2,423,548	2,986,016
Increase in Net Assets	3,578,977	4,403,272
NET ASSETS:
Beginning of year	11,545,091	7,141,819
End of year	$15,124,068	$11,545,091
Undistributed net investment income at end of year	$90,216	$62,031
CHANGES IN SHARES OUTSTANDING:
Shares sold	650,000	400,000
Shares repurchased	(450,000)	(100,000)
Shares outstanding, beginning of year	1,000,000	700,000
Shares outstanding, end of year	1,200,000	1,000,000

19

Financial Highlights

PowerShares Ibbotson Alternative Completion Portfolio

	Year Ended October 31,			For the Period May 16, 2008* Through
	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.40		$9.04	$15.12
Net investment income**	0.22		0.19	0.12
Net realized and unrealized gain (loss) on investments	1.24		1.34	(6.14)
Total from investment operations	1.46		1.53	(6.02)
Distributions to shareholders from:
Net investment income	(0.25)		(0.17)	(0.06)
Net asset value at end of period	$11.61		$10.40	$9.04
Share price at end of period***	$11.55		$10.51	$8.90
NET ASSET VALUE, TOTAL RETURN****	14.18%		17.36%	(39.92	)%(a)
SHARE PRICE TOTAL RETURN****	12.42%		20.46%	(40.86	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,031		$9,881	$9,043
Ratio to average net assets of:
Expenses ∆	0.25%		0.26%	0.25	%†
Net investment income	2.02%		2.14%	2.36	%†
Portfolio turnover rate ††	122%		48%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(c)	$(0.01)	$0.09

PowerShares RiverFront Tactical Balanced Growth Portfolio

	Year Ended October 31,		For the Period May 16, 2008* Through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.93	$9.58	$15.10
Net investment income**	0.22	0.25	0.19
Net realized and unrealized gain (loss) on investments	1.22	1.33	(5.60)
Total from investment operations	1.44	1.58	(5.41)
Distributions to shareholders from:
Net investment income	(0.24)	(0.23)	(0.11)
Net asset value at end of period	$12.13	$10.93	$9.58
Share price at end of period***	$12.14	$11.01	$9.34
NET ASSET VALUE, TOTAL RETURN****	13.33%	16.88%	(36.04	)%(b)
SHARE PRICE TOTAL RETURN****	12.60%	20.75%	(37.64	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,166	$9,837	$7,666
Ratio to average net assets of:
Expenses ∆	0.25%	0.26%	0.25	%†
Net investment income	1.99%	2.63%	3.58	%†
Portfolio turnover rate ††	204%	57%	78%
Undistributed net investment income included in price of units issued and redeemed**#	$0.04	$0.01	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

∆  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (39.44)%. The share price total return from Fund Inception to October 31, 2008 was (41.13)%.

(b)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (35.74)%. The share price total return from Fund Inception to October 31, 2008 was (38.01)%.

(c)  Amount represents less than $0.005.

See Notes to Financial Statements.

20

Financial Highlights (Continued)

PowerShares RiverFront Tactical Growth & Income Portfolio

	Year Ended October 31,		For the Period May 16, 2008* Through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.55	$10.20	$15.08
Net investment income**	0.29	0.29	0.20
Net realized and unrealized gain (loss) on investments	1.02	1.34	(4.96)
Total from investment operations	1.31	1.63	(4.76)
Distributions to shareholders from:
Net investment income	(0.26)	(0.28)	(0.12)
Net asset value at end of period	$12.60	$11.55	$10.20
Share price at end of period***	$12.61	$11.54	$10.46
NET ASSET VALUE, TOTAL RETURN****	11.53%	16.33%	(31.74	)%(a)
SHARE PRICE TOTAL RETURN****	11.68%	13.30%	(30.02	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,124	$11,545	$7,142
Ratio to average net assets of:
Expenses ∆	0.25%	0.26%	0.25	%†
Net investment income	2.42%	2.80%	3.64	%†
Portfolio turnover rate ††	162%	67%	67%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.03	$0.07

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

∆  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the exchange) to October 31, 2008 was (31.56)%. The share price total return from Fund Inception to October 31, 2008 was (30.94)%.

See Notes to Financial Statements.

21

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered forty-four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Ibbotson Alternative Completion Portfolio (formerly PowerShares Autonomic Growth NFA Global Asset Portfolio)	Ibbotson Alternative Completion Portfolio

PowerShares RiverFront Tactical Balanced Growth Portfolio (formerly PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio)	RiverFront Tactical Balanced Growth Portfolio

PowerShares RiverFront Tactical Growth & Income Portfolio (formerly PowerShares Autonomic Balanced NFA Global Asset Portfolio)	RiverFront Tactical Growth & Income Portfolio

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Ibbotson Alternative Completion Portfolio	Ibbotson Alternative Completion IndexTM

RiverFront Tactical Balanced Growth Portfolio	RiverFront Global Tactical Balanced Growth IndexTM

RiverFront Tactical Growth & Income Portfolio	RiverFront Global Tactical Balanced Growth & Income IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

22

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

23

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Fund of Funds Risk. Each Fund pursues its investment objective by primarily investing its assets in underlying ETFs. A Fund's investment performance, because it is a fund of funds, largely depends on the investment performance of the underlying ETFs in which it invests. An investment in a Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Each Fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.

Risks of Investing in ETNs. The return on an exchange-traded note ("ETN") is generally linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. A Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which a Fund may invest may be linked to master limited partnerships ("MLPs"). Investments linked to MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or

24

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

members. Moreover, the tax treatment of ETNs is uncertain and the Internal Revenue Service could assert at any time that ETNs should be taxed in a manner that may adversely affect a Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds and other extraordinary expenses.

Expenses included in each of the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the underlying funds, in which it invests. The effects of the underlying funds' expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

25

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee of 0.25% of each Fund's average daily net assets. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds and other extraordinary expenses.

Each Fund indirectly bears the fees and expenses of the underlying ETFs in which it invests. The Adviser serves as the investment adviser to some of the underlying ETFs. By virtue of the Fund's investments in affiliated underlying ETFs, the management fee received by the Adviser for managing the underlying ETFs will increase.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor has entered into a Marketing Agreement with DB Commodity Services LLC and Deutsche Bank AG, London Branch (collectively, "Deutsche Bank") to assist in marketing activities with respect to the PowerShares DB ETFs in which each Fund may invest. The Distributor receives a fee from Deutsche Bank for these services. The Funds are not charged any fees pursuant to the Distribution Agreement.

The Adviser has entered into a licensing agreement for the Ibbotson Alternative Completion Portfolio with Ibbotson Associates, and for the RiverFront Tactical Balanced Growth Portfolio and RiverFront Tactical Growth & Income Portfolio with RiverFront Investment Group® (each a "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which each Fund may track its respective Underlying Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

26

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 4. Investments in Affiliates

The Funds and other certain underlying ETFs have the same investment adviser and, therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated ETFs for the fiscal year ended October 31, 2010.

Ibbotson Alternative Completion Portfolio

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2010	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$333,301	$570,348	$(912,845)	$29,566	$(20,370)	$—	$7,141
PowerShares Dynamic Large Cap Growth Portfolio	1,576,354	112,958	(1,785,740)	(140,452)	236,880	—	5,060
PowerShares Dynamic Large Cap Portfolio	436,947	47,385	(480,466)	53,839	(57,705)	—	3,709
PowerShares Dynamic Large Cap Value Portfolio	1,427,308	180,894	(1,687,883)	47,789	31,892	—	18,240
PowerShares Dynamic Mid Cap Growth Portfolio	220,570	152,546	(381,455)	64,057	(55,718)	—	191
PowerShares Dynamic Mid Cap Portfolio	443,124	1,046	(489,008)	(44,435)	89,273	—	2,497
PowerShares Dynamic Mid Cap Value Portfolio	444,019	103,615	(580,146)	(60,852)	93,364	—	6,164
PowerShares Dynamic Small Cap Growth Portfolio	163,990	80,201	(256,686)	34,963	(22,468)	—	979
PowerShares Dynamic Small Cap Value Portfolio	151,844	16,199	(183,937)	13,806	2,088	—	673
PowerShares Emerging Markets Infrastructure Portfolio	—	833,981	(54,708)	230,753	83	1,010,109	1,851
PowerShares Emerging Markets Sovereign Debt Portfolio	120,668	1,277,784	(190,901)	82,336	18,582	1,308,469	26,376
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	123,382	5,643	(123,056)	(8,313)	2,344	—	4,699
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	811,561	485,136	(1,151,723)	(195,365)	50,391	—	17,058
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	685,903	(88,594)	68,851	3,156	669,316	1,846
PowerShares FTSE RAFI Japan Portfolio	6,306	69,932	(75,129)	(922)	(187)	—	109
PowerShares Global Agriculture Portfolio	—	609,269	(452,292)	105,784	87,635	350,396	1,311
PowerShares Global Gold and Precious Metals Portfolio	—	650,170	(386,560)	37,525	27,713	328,848	—
PowerShares MENA Frontier Countries Portfolio	—	1,245,218	(78,507)	152,614	(814)	1,318,511	—
PowerShares Preferred Portfolio	—	965,723	(58,038)	42,562	152	950,399	17,589
PowerShares S&P 500 BuyWrite Portfolio	—	433,559	(26,109)	24,854	(590)	431,714	1,273
PowerShares Zacks Micro Cap Portfolio	76,718	19,771	(97,389)	26,093	(25,193)	—	654
Total Investments in Affiliates	$6,336,092	$8,547,281	$(9,541,172)	$565,053	$460,508	$6,367,762	$117,420

27

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

RiverFront Tactical Balanced Growth Portfolio

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2010	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$795,661	$70,741	$(890,813)	$19,800	$4,611	$—	$19,702
PowerShares Active Low Duration Portfolio	—	645,871	(483,770)	95	(2,940)	159,256	247
PowerShares Active U.S. Real Estate Fund	—	621,673	(373,872)	33,182	11,020	292,003	620
PowerShares Dividend AchieversTM Portfolio	—	1,268,399	(296,185)	75,060	13,024	1,060,298	4,671
PowerShares DWA Technical Leaders Portfolio	—	173,424	(548)	3,373	7	176,256	—
PowerShares Dynamic Basic Materials Sector Portfolio	—	235,507	—	17,102	—	252,609	—
PowerShares Dynamic Biotechnology & Genome Portfolio	—	148,050	(8,411)	11,739	(54)	151,324	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	—	501,453	(26,978)	56,857	(570)	530,762	417
PowerShares Dynamic Energy Sector Portfolio	—	770,376	(262,906)	61,743	(7,143)	562,070	611
PowerShares Dynamic Financial Sector Portfolio	—	635,591	(454,487)	10,946	8,204	200,254	1,301
PowerShares Dynamic Food & Beverage Portfolio	—	653,022	(247,231)	37,992	1,284	445,067	812
PowerShares Dynamic Healthcare Sector Portfolio	—	509,280	(333,480)	11,419	(5,271)	181,948	—
PowerShares Dynamic Industrials Sector Portfolio	—	762,592	(184,903)	71,104	12,970	661,763	990
PowerShares Dynamic Insurance Portfolio	—	553,813	(249,800)	21,229	(6,535)	318,707	1,359
PowerShares Dynamic Large Cap Growth Portfolio	1,133,384	72,551	(1,281,366)	(128,743)	204,174	—	3,625
PowerShares Dynamic Large Cap Portfolio	447,952	1,225,378	(1,110,615)	114,163	(27,145)	649,733	4,565
PowerShares Dynamic Large Cap Value Portfolio	1,549,604	306,174	(1,957,416)	35,174	66,464	—	18,565
PowerShares Dynamic Mid Cap Growth Portfolio	458,073	59,975	(556,919)	(3,718)	42,589	—	396
PowerShares Dynamic Mid Cap Portfolio	97,728	6,000	(113,596)	2,848	7,020	—	550
PowerShares Dynamic Mid Cap Value Portfolio	412,858	27,207	(480,729)	(54,384)	95,048	—	5,427
PowerShares Dynamic Networking Portfolio	—	440,996	(290,237)	27,967	(17,842)	160,884	—
PowerShares Dynamic Pharmaceuticals Portfolio	—	341,075	(13,567)	43,309	658	371,475	475
PowerShares Dynamic Small Cap Growth Portfolio	166,652	61,212	(246,346)	15,235	3,247	—	993
PowerShares Dynamic Small Cap Value Portfolio	133,541	8,629	(158,319)	18,385	(2,236)	—	578

28

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2010	Dividend Income
PowerShares Dynamic Software Portfolio	$—	$1,360,030	$(1,025,345)	$24,429	$(58,459)	$300,655	$—
PowerShares Dynamic Technology Sector Portfolio	—	1,023,330	(544,058)	67,767	23,611	570,650	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	—	382,518	(152,283)	25,375	(4,403)	251,207	462
PowerShares Dynamic Utilities Portfolio	—	282,886	(14,418)	10,478	32	278,978	1,815
PowerShares Emerging Markets Sovereign Debt Portfolio	167,340	20,897	(187,329)	(36,822)	35,914	—	4,840
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	123,157	11,525	(130,953)	(23,387)	19,658	—	4,707
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	379,702	543,626	(482,162)	55,635	(27,779)	469,022	8,445
PowerShares FTSE RAFI Emerging Markets Portfolio	—	2,291,899	(629,933)	172,939	50,179	1,885,084	1,024
PowerShares FTSE RAFI Japan Portfolio	74,598	5,609	(78,863)	(3,477)	2,133	—	907
PowerShares Fundamental High Yield® Corporate Bond Portfolio	—	976,689	(97,029)	19,844	3,019	902,523	9,529
PowerShares International Dividend AchieversTM Portfolio	—	521,391	(106,547)	35,094	7,198	457,136	2,513
PowerShares VRDO Tax-Free Weekly Portfolio	—	794,190	(379,447)	(217)	(442)	414,084	417
PowerShares Zacks Micro Cap Portfolio	54,798	117,752	(184,650)	9,407	2,693	—	457
Total Investments in Affiliates	$5,995,048	$18,431,331	$(14,035,511)	$858,942	$453,938	$11,703,748	$101,020

RiverFront Tactical Growth & Income Portfolio

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2010	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$977,273	$254,860	$(1,271,161)	$2,854	$36,174	$—	$25,636
PowerShares Active Low Duration Portfolio	—	744,312	(258,843)	(5,871)	(5,455)	474,143	1,040
PowerShares Active U.S. Real Estate Fund	—	653,247	(422,816)	38,952	30,134	299,517	1,164
PowerShares Dividend AchieversTM Portfolio	—	2,402,835	(575,284)	180,459	21,527	2,029,537	10,234
PowerShares Dynamic Consumer Discretionary Sector Portfolio	—	528,972	(252,339)	28,900	3,412	308,945	168
PowerShares Dynamic Energy Sector Portfolio	—	277,892	(160,577)	18,509	13,775	149,599	203
PowerShares Dynamic Healthcare Sector Portfolio	—	285,134	(150,733)	10,188	6,904	151,493	—
PowerShares Dynamic Industrials Sector Portfolio	—	329,777	(128,074)	37,304	(1)	239,006	409

29

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Value 10/31/2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2010	Dividend Income
PowerShares Dynamic Large Cap Growth Portfolio	$1,236,616	$109,842	$(1,432,667)	$(159,793)	$246,002	$—	$4,142
PowerShares Dynamic Large Cap Portfolio	522,543	102,953	(629,432)	43,594	(39,658)	—	4,276
PowerShares Dynamic Large Cap Value Portfolio	1,457,940	426,161	(1,963,428)	(21,247)	100,574	—	19,198
PowerShares Dynamic Mid Cap Growth Portfolio	382,522	117,204	(525,280)	(25,012)	50,566	—	347
PowerShares Dynamic Mid Cap Portfolio	—	199,770	(54,534)	16,645	1,923	163,804	224
PowerShares Dynamic Mid Cap Value Portfolio	414,719	65,616	(520,022)	(52,434)	92,121	—	5,793
PowerShares Dynamic Pharmaceuticals Portfolio	—	234,576	—	12,632	—	247,208	—
PowerShares Dynamic Small Cap Growth Portfolio	98,797	65,767	(172,171)	(5,016)	12,623	—	618
PowerShares Dynamic Small Cap Value Portfolio	122,264	21,438	(156,336)	(14,958)	27,592	—	587
PowerShares Dynamic Technology Sector Portfolio	—	624,510	(203,394)	66,863	4,368	492,347	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	—	151,149	—	4,346	—	155,495	—
PowerShares Emerging Markets Sovereign Debt Portfolio	280,212	51,975	(329,632)	(60,319)	57,764	—	7,439
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	144,726	25,465	(163,391)	(38,108)	31,308	—	5,749
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	301,099	163,542	(294,361)	9,826	(20,569)	159,537	7,118
PowerShares FTSE RAFI Emerging Markets Portfolio	—	1,208,454	(9,746)	167,506	349	1,366,563	850
PowerShares Fundamental High Yield® Corporate Bond Portfolio	—	1,445,677	(13,583)	55,327	220	1,487,641	23,542
PowerShares High Yield Equity Dividend AchieversTM Portfolio	—	861,034	(392,836)	39,734	19,600	527,532	7,898
PowerShares International Dividend AchieversTM Portfolio	—	344,919	(68,533)	30,661	4,195	311,242	1,959
PowerShares VRDO Tax-Free Weekly Portfolio	—	506,561	(6,320)	(333)	(8)	499,900	584
PowerShares Zacks Micro Cap Portfolio	43,504	35,431	(77,600)	572	(1,907)	—	527
Total Investments in Affiliates	$5,982,215	$12,239,073	$(10,233,093)	$381,781	$693,533	$9,063,509	$129,705

30

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Ibbotson Alternative Completion Portfolio
Equity Securities	$11,021,586	$—	$—	$11,021,586
Money Market Fund	11,179	—	—	11,179
Total Investments	11,032,765	—	—	11,032,765
RiverFront Tactical Balanced Growth Portfolio
Equity Securities	15,159,610	—	—	15,159,610
RiverFront Tactical Growth & Income Portfolio
Equity Securities	15,117,963	—	—	15,117,963
Money Market Fund	11,573	—	—	11,573
Total Investments	15,129,536	—	—	15,129,536

31

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2010 and 2009:

	2010		2009
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Ibbotson Alternative Completion Portfolio	$233,453	$—	$137,636	$—
RiverFront Tactical Balanced Growth Portfolio	215,089	—	204,003	—
RiverFront Tactical Growth & Income Portfolio	280,892	—	239,450	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Ibbotson Alternative Completion Portfolio	$49,559	$1,095,787	$(4,071,144)	$13,956,931	$11,031,133
RiverFront Tactical Balanced Growth Portfolio	52,795	1,003,513	(2,514,780)	16,624,807	15,166,335
RiverFront Tactical Growth & Income Portfolio	90,216	1,040,912	(1,991,152)	15,984,092	15,124,068

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of each year listed below:

	2016	2017	2018	Total*
Ibbotson Alternative Completion Portfolio	$1,740,326	$1,239,640	$1,091,178	$4,071,144
RiverFront Tactical Balanced Growth Portfolio	1,323,393	967,037	224,350	2,514,780
RiverFront Tactical Growth & Income Portfolio	895,279	793,493	302,380	1,991,152

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the fiscal year ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Ibbotson Alternative Completion Portfolio	$15,240,509	$12,716,429
RiverFront Tactical Balanced Growth Portfolio	22,112,861	21,575,769
RiverFront Tactical Growth & Income Portfolio	23,172,960	20,546,774

32

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

For the fiscal year ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Ibbotson Alternative Completion Portfolio	$3,795,561	$6,232,611
RiverFront Tactical Balanced Growth Portfolio	7,423,304	3,859,417
RiverFront Tactical Growth & Income Portfolio	5,401,085	5,541,497

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At October 31, 2010, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Ibbotson Alternative Completion Portfolio	$9,936,978	$1,095,787	$1,095,787	$—
RiverFront Tactical Balanced Growth Portfolio	14,156,097	1,003,513	1,036,293	(32,780)
RiverFront Tactical Growth & Income Portfolio	14,088,624	1,040,912	1,083,062	(42,150)

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2010, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Ibbotson Alternative Completion Portfolio	$(2,838)	$(795,688)	$798,526
RiverFront Tactical Balanced Growth Portfolio	(42,290)	(398,880)	441,170
RiverFront Tactical Growth & Income Portfolio	(29,161)	(609,597)	638,758

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust II, hereafter referred to as the "Trust") at October 31, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2010

35

Tax Information

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2010:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividend Received Deduction*
Ibbotson Alternative Completion Portfolio	67%	23%
RiverFront Tactical Balanced Growth Portfolio	56%	17%
RiverFront Tactical Growth & Income Portfolio	43%	16%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

36

Supplemental Information

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and Officers information is current as of October 31, 2010.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	112	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

37

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	112	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

38

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

39

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

40

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

41

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2007 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations. The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

42

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

43

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-AR-11

2010 Annual Report to Shareholders

October 31, 2010

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	22

Fees and Expenses	24

Schedules of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio	26

PowerShares S&P SmallCap Consumer Staples Portfolio	28

PowerShares S&P SmallCap Energy Portfolio	29

PowerShares S&P SmallCap Financials Portfolio	30

PowerShares S&P SmallCap Health Care Portfolio	32

PowerShares S&P SmallCap Industrials Portfolio	34

PowerShares S&P SmallCap Information Technology Portfolio	36

PowerShares S&P SmallCap Materials Portfolio	38

PowerShares S&P SmallCap Utilities Portfolio	39

Statements of Assets and Liabilities	40

Statements of Operations	42

Statements of Changes in Net Assets	44

Financial Highlights	46

Notes to Financial Statements	51

Reports of Independent Registered Public Accounting Firm	61

Tax Information	62

Trustees and Officers	63

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The Market Environment

For the year ended October 31, 2010, the global economic situation saw continued improvement. U.S. and international developed markets rallied peaking in April before declining to fiscal year lows in late June and early July. Markets subsequently rallied between July and October returning to near April highs. The S&P 500® Index and MSCI EAFE Index ended the fiscal year up 16.54% and 8.36%, respectively. Emerging market equities followed a similar pattern but have had a stronger rally between July and October, with the MSCI Emerging Markets IndexSM at its highest level since 2008. The MSCI Emerging Market IndexSM ended the fiscal year up 23.56%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) Index dropping to an average of 23.17% for the fiscal year. Fixed income markets moved higher on the fiscal year with the Barclays Aggregate Bond Index ending up 8.01%.

3

Manager's Analysis

PowerShares S&P SmallCap Consumer Discretionary Portfolio (ticker: XLYS)

The PowerShares S&P SmallCap Consumer Discretionary Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S&P SmallCap 600 Capped Consumer Discretionary Index® (the "Index").

Since inception on April 7, 2010 through October 31, 2010, the Fund returned (3.37)%. Over this same period, the Index returned (3.18)%. The Fund's negative performance was attributable to its holdings in Live Nation Entertainment, Inc., Skechers USA Inc., Capella Education Co. and Carter's, Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Retail	48.7
Apparel	17.2
Commercial Services	9.9
Leisure Time	7.3
Home Builders	2.2
Entertainment	1.8
Home Furnishings	1.8
Household Products/Wares	1.7
Internet	1.6
Distribution/Wholesale	1.4
Toys/Games/Hobbies	1.4
Auto Parts & Equipment	1.1
Aerospace/Defense	0.8
Miscellaneous Manufacturing	0.7
Beverages	0.7
Lodging	0.6
Building Materials	0.6
Media	0.4
Money Market Fund	0.1
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Polaris Industries, Inc.	3.4
Deckers Outdoor Corp.	3.2
Coinstar, Inc.	2.7
Gymboree Corp.	2.5
OfficeMax, Inc.	2.2
Carter's, Inc.	2.1
Wolverine World Wide, Inc.	2.0
Live Nation Entertainment, Inc.	2.0
Brunswick Corp.	2.0
Hillenbrand, Inc.	1.9
Total	24.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Value	50.5
Small-Cap Growth	47.5
Mid-Cap Growth	2.0

4

Manager's Analysis (Continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (ticker: XLYS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception† Cumulative
Index
S&P SmallCap 600 Capped Consumer Discretionary Index®	-3.18%
S&P SmallCap 600® Index	4.30
Fund
Net Asset Value ("NAV") Return	-3.37
Share Price Return	-3.29

Fund Inception: April 7, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SmallCap 600® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 600 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

5

Manager's Analysis

PowerShares S&P SmallCap Consumer Staples Portfolio (ticker: XLPS)

The PowerShares S&P SmallCap Consumer Staples Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S&P SmallCap 600 Capped Consumer Staples Index® (the "Index").

Since inception on April 7, 2010 through October 31, 2010, the Fund returned 8.15%. Over this same period, the Index returned 8.33%. The Fund benefited from exposure to Casey's General Stores, Inc., United Natural Foods, Inc., The Hain Celestial Group, Inc. and Boston Beer Co., Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Food	60.8
Retail	10.4
Household Products/Wares	8.9
Agriculture	7.5
Environmental Control	5.3
Beverages	4.4
Commercial Services	2.5
Pharmaceuticals	0.2
Money Market Fund	0.0
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Value	63.7
Small-Cap Growth	36.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
United Natural Foods, Inc.	11.2
TreeHouse Foods, Inc.	10.9
Casey's General Stores, Inc.	10.4
Hain Celestial Group, Inc. (The)	7.0
Darling International, Inc.	5.2
Diamond Foods, Inc.	4.7
J & J Snack Foods Corp.	4.6
Central Garden & Pet Co., Class A	4.6
Andersons, Inc. (The)	4.5
Boston Beer Co., Inc., Class A	4.4
Total	67.5

6

Manager's Analysis (Continued)

PowerShares S&P SmallCap Consumer Staples Portfolio (ticker: XLPS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception† Cumulative
Index
S&P SmallCap 600 Capped Consumer Staples Index®	8.33%
S&P SmallCap 600® Index	4.30
Fund
Net Asset Value ("NAV") Return	8.15
Share Price Return	8.23

Fund Inception: April 7, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SmallCap 600® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 600 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

7

Manager's Analysis

PowerShares S&P SmallCap Energy Portfolio (ticker: XLES)

The PowerShares S&P SmallCap Energy Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S&P SmallCap 600 Capped Energy Index® (the "Index").

Since inception on April 7, 2010 through October 31, 2010, the Fund returned 2.89%. Over this same period, the Index returned 3.07%. The Fund benefited from exposure to CARBO Ceramics, Inc., SM Energy Co., Oil States International, Inc. and SEACOR Holdings, Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Oil & Gas Services	47.2
Oil & Gas	41.8
Retail	6.3
Transportation	4.7
Money Market Fund	0.0
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Value	65.5
Mid-Cap Growth	11.7
Mid-Cap Value	11.4
Small-Cap Growth	11.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
SM Energy Co.	11.6
Oil States International, Inc.	11.4
SEACOR Holdings, Inc.	8.9
World Fuel Services Corp.	6.3
Swift Energy Co.	4.9
Holly Corp.	4.9
Stone Energy Corp.	4.8
Lufkin Industries, Inc.	4.7
ION Geophysical Corp.	4.7
TETRA Technologies, Inc.	4.7
Total	66.9

8

Manager's Analysis (Continued)

PowerShares S&P SmallCap Energy Portfolio (ticker: XLES)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception† Cumulative
Index
S&P SmallCap 600 Capped Energy Index®	3.07%
S&P SmallCap 600® Index	4.30
Fund
Net Asset Value ("NAV") Return	2.89
Share Price Return	3.05

Fund Inception: April 7, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SmallCap 600® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 600 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

9

Manager's Analysis

PowerShares S&P SmallCap Financials Portfolio (ticker: XLFS)

The PowerShares S&P SmallCap Financials Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S&P SmallCap 600 Capped Financials Index® (the "Index").

Since inception on April 7, 2010 through October 31, 2010, the Fund returned (2.30)%. Over this same period, the Index returned (2.10)%. The Fund was hurt from exposure to Whitney Holding Corp., First BanCorp, United Community Banks, Inc. and Hancock Holding Co.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

REITS	41.1
Banks	31.5
Insurance	13.1
Diversified Financial Services	8.6
Retail	3.5
Savings & Loans	1.2
Real Estate	0.7
Commercial Services	0.2
Money Market Fund	0.0
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Value	67.3
Small-Cap Growth	32.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
East West Bancorp, Inc.	3.1
BioMed Realty Trust, Inc.	2.8
National Retail Properties, Inc.	2.7
Entertainment Properties Trust	2.6
Home Properties, Inc.	2.4
Mid-America Apartment Communities, Inc.	2.4
Tanger Factory Outlet Centers, Inc.	2.3
ProAssurance Corp.	2.2
Kilroy Realty Corp.	2.1
Signature Bank	2.0
Total	24.6

10

Manager's Analysis (Continued)

PowerShares S&P SmallCap Financials Portfolio (ticker: XLFS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception† Cumulative
Index
S&P SmallCap 600 Capped Financials Index®	-2.10%
S&P SmallCap 600® Index	4.30
Fund
Net Asset Value ("NAV") Return	-2.30
Share Price Return	-2.42

Fund Inception: April 7, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SmallCap 600® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 600 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

11

Manager's Analysis

PowerShares S&P SmallCap Health Care Portfolio (ticker: XLVS)

The PowerShares S&P SmallCap Health Care Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S&P SmallCap 600 Capped Health Care Index® (the "Index").

Since inception on April 7, 2010 through October 31, 2010, the Fund returned 0.92%. Over this same period, the Index returned 1.06%. The Fund benefited from exposure to HealthSpring, Inc., The Cooper Cos., Inc., AMERIGROUP Corp. and Odyssey Healthcare Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Healthcare-Products	33.1
Healthcare-Services	23.6
Pharmaceuticals	14.8
Commercial Services	10.2
Biotechnology	8.7
Software	3.9
Electronics	3.9
Distribution/Wholesale	1.3
Internet	0.6
Money Market Fund	0.0
Other	(0.1)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Growth	70.8
Small-Cap Value	29.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Cooper Cos., Inc. (The)	4.1
Salix Pharmaceuticals Ltd.	3.9
AMERIGROUP Corp.	3.8
Regeneron Pharmaceuticals, Inc.	3.4
HealthSpring, Inc.	3.0
HMS Holdings Corp.	2.9
Magellan Health Services, Inc.	2.9
Dionex Corp.	2.8
American Medical Systems Holdings, Inc.	2.8
Catalyst Health Solutions, Inc.	2.7
Total	32.3

12

Manager's Analysis (Continued)

PowerShares S&P SmallCap Health Care Portfolio (ticker: XLVS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception† Cumulative
Index
S&P SmallCap 600 Capped HealthCare Index®	1.06%
S&P SmallCap 600® Index	4.30
Fund
Net Asset Value ("NAV") Return	0.92
Share Price Return	1.00

Fund Inception: April 7, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SmallCap 600® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 600 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

13

Manager's Analysis

PowerShares S&P SmallCap Industrials Portfolio (ticker: XLIS)

The PowerShares S&P SmallCap Industrials Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S&P SmallCap 600 Capped Industrials Index® (the "Index").

Since inception on April 7, 2010 through October 31, 2010, the Fund returned 2.24%. Over this same period, the Index returned 2.38%. The Fund benefited from exposure to Gardner Denver Inc., Esterline Technologies Corp., The Geo Group, Inc. and Triumph Group, Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Aerospace/Defense	16.8
Miscellaneous Manufacturing	15.3
Commercial Services	10.9
Transportation	8.2
Electronics	7.2
Machinery-Diversified	6.6
Building Materials	5.4
Engineering & Construction	5.4
Metal Fabricate/Hardware	4.3
Electrical Components & Equipment	3.4
Housewares	2.6
Airlines	2.3
Distribution/Wholesale	2.2
Environmental Control	1.9
Textiles	1.6
Office Furnishings	1.3
Computers	1.0
Storage/Warehousing	0.9
Machinery-Construction & Mining	0.8
Software	0.7
Telecommunications	0.7
Media	0.5
Household Products/Wares	0.1
Other	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
CLARCOR, Inc.	2.9
Esterline Technologies Corp.	2.6
Toro Co. (The)	2.6
EMCOR Group, Inc.	2.5
Moog, Inc., Class A	2.5
Geo Group, Inc. (The)	2.4
Brady Corp., Class A	2.3
Actuant Corp., Class A	2.2
Teledyne Technologies, Inc.	2.2
Curtiss-Wright Corp.	2.0
Total	24.2

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Growth	51.0
Small-Cap Value	49.0

14

Manager's Analysis (Continued)

PowerShares S&P SmallCap Industrials Portfolio (ticker: XLIS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception† Cumulative
Index
S&P SmallCap 600 Capped Industrials Index®	2.38%
S&P SmallCap 600® Index	4.30
Fund
Net Asset Value ("NAV") Return	2.24
Share Price Return	2.28

Fund Inception: April 7, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SmallCap 600® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 600 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

15

Manager's Analysis

PowerShares S&P SmallCap Information Technology Portfolio (ticker: XLKS)

The PowerShares S&P SmallCap Information Technology Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S&P SmallCap 600 Capped Information Technology Index® (the "Index").

Since inception on April 7, 2010 through October 31, 2010, the Fund returned 3.33%. Over this same period, the Index returned 3.57%. The Fund benefited from exposure to Skyworks Solutions Inc., CyberSource Corp., Concur Technologies, Inc. and TriQuint Semiconductor, Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Semiconductors	25.4
Software	18.3
Electronics	13.9
Telecommunications	11.7
Computers	10.2
Internet	8.5
Commercial Services	4.7
Machinery-Diversified	2.4
Electrical Components & Equipment	1.8
Distribution/Wholesale	1.6
Home Furnishings	0.8
Media	0.7
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Growth	75.8
Small-Cap Value	21.3
Mid-Cap Growth	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Varian Semiconductor Equipment Associates, Inc.	2.9
Concur Technologies, Inc.	2.7
Cypress Semiconductor Corp.	2.7
Veeco Instruments, Inc.	2.0
ViaSat, Inc.	2.0
Microsemi Corp.	1.9
Progress Software Corp.	1.9
TriQuint Semiconductor, Inc.	1.9
CACI International, Inc.. Class A	1.8
Anixter International, Inc.	1.8
Total	21.6

16

Manager's Analysis (Continued)

PowerShares S&P SmallCap Information Technology Portfolio (ticker: XLKS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception† Cumulative
Index
S&P SmallCap 600 Capped Information Technology Index®	3.57%
S&P SmallCap 600® Index	4.30
Fund
Net Asset Value ("NAV") Return	3.33
Share Price Return	3.33

Fund Inception: April 7, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SmallCap 600® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 600 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

17

Manager's Analysis

PowerShares S&P SmallCap Materials Portfolio (ticker: XLBS)

The PowerShares S&P SmallCap Materials Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S&P SmallCap 600 Capped Materials Index® (the "Index").

Since inception on April 7, 2010 through October 31, 2010, the Fund returned 2.23%. Over this same period, the Index returned 2.35%. The Fund benefited from exposure to Rock-Tenn Co., Clearwater Paper Corp., Schweitzer-Mauduit International, Inc. and PolyOne Corp.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Chemicals	37.6
Forest Products & Paper	20.8
Mining	14.7
Building Materials	10.4
Metal Fabricate/Hardware	7.3
Environmental Control	4.4
Miscellaneous Manufacturing	3.6
Energy-Alternate Sources	1.1
Money Market Fund	0.0
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Value	56.8
Small-Cap Growth	43.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
PolyOne Corp.	6.3
Schweitzer-Mauduit International, Inc.	6.2
Eagle Materials, Inc.	5.4
OM Group, Inc.	5.4
H.B. Fuller Co.	5.3
Texas Industries, Inc.	5.0
RTI International Metals, Inc.	4.9
Clearwater Paper Corp.	4.8
Balchem Corp.	4.5
Calgon Carbon Corp.	4.4
Total	52.2

18

Manager's Analysis (Continued)

PowerShares S&P SmallCap Materials Portfolio (ticker: XLBS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception† Cumulative
Index
S&P SmallCap 600 Capped Materials Index®	2.35%
S&P SmallCap 600® Index	4.30
Fund
Net Asset Value ("NAV") Return	2.23
Share Price Return	2.23

Fund Inception: April 7, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SmallCap 600® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 600 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

19

Manager's Analysis

PowerShares S&P SmallCap Utilities Portfolio (ticker: XLUS)

The PowerShares S&P SmallCap Utilities Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S&P SmallCap 600 Capped Utilities & Telecom Services Index® (the "Index").

Since inception on April 7, 2010 through October 31, 2010, the Fund returned 9.05%. Over this same period, the Index returned 9.22%. The Fund benefited from exposure to South Jersey Industries, Inc., General Communication, Inc., Southwest Gas Corp. and Piedmont Natural Gas Co., Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Gas	43.6
Electric	33.6
Telecommunications	18.3
Water	4.4
Money Market Fund	0.0
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Value	90.5
Small-Cap Growth	9.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Piedmont Natural Gas Co., Inc.	10.3
New Jersey Resources Corp.	8.0
Southwest Gas Corp.	7.6
South Jersey Industries, Inc.	7.3
UIL Holdings Corp.	6.8
Northwest Natural Gas Co.	6.3
American States Water Co.	4.4
CH Energy Group, Inc.	4.3
El Paso Electric Co.	4.2
NorthWestern Corp.	4.2
Total	63.4

20

Manager's Analysis (Continued)

PowerShares S&P SmallCap Utilities Portfolio (ticker: XLUS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2010
Fund Inception† Cumulative
Index
S&P SmallCap 600 Capped Utilities & Telecom Services Index®	9.22%
S&P SmallCap 600® Index	4.30
Fund
Net Asset Value ("NAV") Return	9.05
Share Price Return	9.01

Fund Inception: April 7, 2010

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and Shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SmallCap 600® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 600 common stocks.

†  Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Index is based on the closest month-end to the Fund's inception date.

21

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
XLYS	PowerShares S&P SmallCap Consumer Discretionary Portfolio	4/7/10	124	52	1	0	0	0	0
XLPS	PowerShares S&P SmallCap Consumer Staples Portfolio	4/7/10	124	56	0	0	0	0	0
XLES	PowerShares S&P SmallCap Energy Portfolio	4/7/10	124	39	1	0	0	0	0
XLFS	PowerShares S&P SmallCap Financials Portfolio	4/7/10	124	53	2	0	0	0	0
XLVS	PowerShares S&P SmallCap Health Care Portfolio	4/7/10	124	53	1	0	0	0	0
XLIS	PowerShares S&P SmallCap Industrials Portfolio	4/7/10	124	39	0	0	0	0	0
XLKS	PowerShares S&P SmallCap Information Technology Portfolio	4/7/10	124	54	1	0	0	0	0
XLBS	PowerShares S&P SmallCap Materials Portfolio	4/7/10	124	31	0	0	0	0	0
XLUS	PowerShares S&P SmallCap Utilities Portfolio	4/7/10	124	61	1	0	0	0	0

22

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
XLYS	71	0	0	0	0	0
XLPS	68	0	0	0	0	0
XLES	84	0	0	0	0	0
XLFS	68	1	0	0	0	0
XLVS	70	0	0	0	0	0
XLIS	85	0	0	0	0	0
XLKS	69	0	0	0	0	0
XLBS	93	0	0	0	0	0
XLUS	62	0	0	0	0	0

23

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares S&P SmallCap Consumer Discretionary Portfolio Actual	$1,000.00	$932.03	0.29%	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48
PowerShares S&P SmallCap Consumer Staples Portfolio Actual	$1,000.00	$1,032.34	0.29%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48
PowerShares S&P SmallCap Energy Portfolio Actual	$1,000.00	$1,015.42	0.29%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48
PowerShares S&P SmallCap Financials Portfolio Actual	$1,000.00	$947.59	0.29%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48

24

Fees and Expenses (Continued)

	Beginning Account Value Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares S&P SmallCap Health Care Portfolio Actual	$1,000.00	$1,001.59	0.29%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48
PowerShares S&P SmallCap Industrials Portfolio Actual	$1,000.00	$977.98	0.29%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48
PowerShares S&P SmallCap Information Technology Portfolio Actual	$1,000.00	$1,021.29	0.29%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48
PowerShares S&P SmallCap Materials Portfolio Actual	$1,000.00	$989.96	0.29%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48
PowerShares S&P SmallCap Utilities Portfolio Actual	$1,000.00	$1,068.27	0.29%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent six-month period may differ from expenses ratios based on annualized data in the Financial Highlights.

25

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—0.8%
2,322	National Presto Industries, Inc.	$259,901
	Apparel—17.2%
26,461	Carter's, Inc.*	658,879
38,563	Crocs, Inc.*	537,183
17,215	Deckers Outdoor Corp.*	1,000,191
32,185	Iconix Brand Group, Inc.*	563,237
12,049	K-Swiss, Inc., Class A*	146,516
10,274	Maidenform Brands, Inc.*	274,932
6,177	Oxford Industries, Inc.	142,256
4,449	Perry Ellis International, Inc.*	100,014
57,653	Quiksilver, Inc.*	240,413
15,031	Skechers U.S.A., Inc., Class A*	292,203
10,225	Steven Madden Ltd.*	432,518
11,340	True Religion Apparel, Inc.*	231,903
7,587	Volcom, Inc.*	130,269
21,718	Wolverine World Wide, Inc.	632,428
		5,382,942
	Auto Parts & Equipment—1.1%
14,599	Spartan Motors, Inc.	74,163
8,708	Standard Motor Products, Inc.	92,566
10,318	Superior Industries International, Inc.	185,208
		351,937
	Beverages—0.7%
5,709	Peet's Coffee & Tea, Inc.*	218,369
	Building Materials—0.6%
8,499	Drew Industries, Inc.*	179,074
	Commercial Services—9.9%
8,225	American Public Education, Inc.*	229,971
11,946	Arbitron, Inc.	302,473
7,455	Capella Education Co.*	408,758
27,723	Hillenbrand, Inc.	595,767
66,408	Live Nation Entertainment, Inc.*	630,212
6,317	Midas, Inc.*	46,493
8,932	Monro Muffler Brake, Inc.	426,414
4,419	Pre-Paid Legal Services, Inc.*	265,935
9,250	Universal Technical Institute, Inc.	178,987
		3,085,010
	Distribution/Wholesale—1.4%
22,069	Pool Corp.	444,470
	Entertainment—1.8%
27,181	Pinnacle Entertainment, Inc.*	347,917
23,814	Shuffle Master, Inc.*	224,090
		572,007
	Home Builders—2.2%
8,225	M/I Homes, Inc.*	87,020
14,281	Meritage Homes Corp.*	261,485

Number of Shares		Value
	Common Stocks (Continued)
3,055	Skyline Corp.	$54,471
44,013	Standard Pacific Corp.*	159,767
12,928	Winnebago Industries, Inc.*	129,280
		692,023
	Home Furnishings—1.8%
8,233	Audiovox Corp., Class A*	53,350
12,794	Ethan Allen Interiors, Inc.	194,085
23,015	La-Z-Boy, Inc.*	178,826
5,978	Universal Electronics, Inc.*	125,897
		552,158
	Household Products/Wares—1.7%
2,412	Blyth, Inc.	96,769
13,655	Helen of Troy Ltd.*	350,251
9,567	Kid Brands, Inc.*	93,374
		540,394
	Internet—1.6%
6,374	Blue Nile, Inc.*	271,532
11,972	NutriSystem, Inc.	228,905
		500,437
	Leisure Time—7.3%
5,419	Arctic Cat, Inc.*	72,127
39,451	Brunswick Corp.	624,115
28,668	Callaway Golf Co.	197,236
17,997	Interval Leisure Group, Inc.*	258,257
12,243	Multimedia Games, Inc.*	47,993
9,147	Nautilus, Inc.*	13,537
14,802	Polaris Industries, Inc.	1,052,274
		2,265,539
	Lodging—0.6%
9,603	Marcus Corp.	123,110
5,014	Monarch Casino & Resort, Inc.*	57,912
		181,022
	Media—0.4%
13,531	E.W. Scripps Co. (The), Class A*	118,261
	Miscellaneous Manufacturing—0.7%
7,682	Movado Group, Inc.*	86,346
8,541	Sturm Ruger & Co., Inc.	133,752
		220,098
	Retail—48.7%
9,686	Big 5 Sporting Goods Corp.	130,955
638	Biglari Holdings, Inc.*	212,703
10,007	BJ's Restaurants, Inc.*	331,732
19,523	Brown Shoe Co., Inc.	229,395
11,629	Buckle, Inc. (The)	338,288
8,098	Buffalo Wild Wings, Inc.*	380,849
17,821	Cabela's, Inc., Class A*	330,401
10,915	California Pizza Kitchen, Inc.*	180,207
13,122	Cato Corp. (The), Class A	347,077

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks (Continued)
9,586	CEC Entertainment, Inc.*	$318,255
12,126	Children's Place Retail Stores, Inc. (The)*	534,272
15,909	Christopher & Banks Corp.	94,818
14,564	Coinstar, Inc.*	838,595
10,488	Cracker Barrel Old Country Store, Inc.	565,198
6,863	DineEquity, Inc.*	305,060
24,217	Finish Line, Inc. (The), Class A	370,520
17,413	Fred's, Inc., Class A	208,608
10,705	Genesco, Inc.*	350,696
10,611	Group 1 Automotive, Inc.*	374,144
12,171	Gymboree Corp.*	791,845
8,244	Haverty Furniture Cos., Inc.	88,128
12,672	Hibbett Sports, Inc.*	341,510
19,795	Hot Topic, Inc.	113,425
17,161	HSN, Inc.*	513,800
24,526	Jack in the Box, Inc.*	568,022
12,030	Jo-Ann Stores, Inc.*	520,298
12,253	Jos. A. Bank Clothiers, Inc.*	534,231
6,975	Kirkland's, Inc.*	93,814
9,628	Lithia Motors, Inc., Class A	104,945
42,061	Liz Claiborne, Inc.*	257,413
10,375	Lumber Liquidators Holdings, Inc.*	249,830
9,829	MarineMax, Inc.*	73,521
23,452	Men's Wearhouse, Inc. (The)	573,167
8,376	O'Charley's, Inc.*	62,820
37,844	OfficeMax, Inc.*	669,839
10,289	P.F. Chang's China Bistro, Inc.	472,471
9,129	Papa John's International, Inc.*	235,802
23,364	Pep Boys - Manny, Moe & Jack (The)	273,125
10,176	PetMed Express, Inc.	157,219
6,937	Red Robin Gourmet Burgers, Inc.*	140,821
28,842	Ruby Tuesday, Inc.*	348,988
13,741	Ruth's Hospitality Group, Inc.*	62,659
15,673	Sonic Automotive, Inc., Class A*	171,149
27,437	Sonic Corp.*	243,641
16,777	Stage Stores, Inc.	223,637
11,963	Stein Mart, Inc.*	112,333
25,824	Texas Roadhouse, Inc.*	396,657
16,239	Tuesday Morning Corp.*	77,785
10,265	Zale Corp.*	26,278
9,263	Zumiez, Inc.*	242,876
		15,183,822
	Toys/Games/Hobbies—1.4%
12,424	JAKKS Pacific, Inc.*	234,192
9,627	RC2 Corp.*	203,130
		437,322
	Total Common Stocks (Cost $28,173,023)	31,184,786

Number of Shares		Value
	Money Market Fund—0.1%
15,552	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $15,552)	$15,552
	Total Investments (Cost $28,188,575)—100.0%	31,200,338
	Other assets less liabilities—0.0%	5,382
	Net Assets—100.0%	$31,205,720

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

27

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—7.5%
37,999	Alliance One International, Inc.*	$167,956
6,222	Andersons, Inc. (The)	244,960
		412,916
	Beverages—4.4%
3,399	Boston Beer Co., Inc., Class A*	243,334
	Commercial Services—2.5%
5,706	Medifast, Inc.*	136,259
	Environmental Control—5.3%
28,708	Darling International, Inc.*	287,367
	Food—60.8%
5,112	Calavo Growers, Inc.	112,106
5,678	Cal-Maine Foods, Inc.	164,492
5,843	Diamond Foods, Inc.	258,261
10,961	Great Atlantic & Pacific Tea Co., Inc. (The)*	37,706
15,531	Hain Celestial Group, Inc. (The)*	384,082
5,894	J & J Snack Foods Corp.	252,676
10,500	Lance, Inc.	238,770
5,236	Nash Finch Co.	219,388
5,237	Sanderson Farms, Inc.	219,849
3,893	Seneca Foods Corp., Class A*	89,928
9,623	Spartan Stores, Inc.	143,864
12,837	TreeHouse Foods, Inc.*	599,488
17,109	United Natural Foods, Inc.*	611,818
		3,332,428
	Household Products/Wares—8.9%
23,883	Central Garden & Pet Co., Class A*	249,577
6,482	WD-40 Co.	239,121
		488,698
	Pharmaceuticals—0.2%
6,760	Mannatech, Inc.*	12,641
	Retail—10.4%
13,728	Casey's General Stores, Inc.	569,163
	Total Common Stocks (Cost $5,186,062)	5,482,806
	Money Market Fund—0.0%
949	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $949)	949
	Total Investments (Cost $5,187,011)—100.0%	5,483,755
	Other assets less liabilities—0.0%	1,151
	Net Assets—100.0%	$5,484,906

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

28

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Oil & Gas—41.8%
13,614	Gulfport Energy Corp.*	$226,809
11,780	Holly Corp.	385,559
22,342	Penn Virginia Corp.	331,108
9,565	Petroleum Development Corp.*	298,524
27,633	PetroQuest Energy, Inc.*	154,192
26,918	Pioneer Drilling Co.*	165,815
5,887	Seahawk Drilling, Inc.*	59,341
22,078	SM Energy Co.	920,211
24,128	Stone Energy Corp.*	377,121
12,123	Swift Energy Co.*	386,118
		3,304,798
	Oil & Gas Services—47.2%
11,483	Basic Energy Services, Inc.*	127,002
4,151	CARBO Ceramics, Inc.	347,729
7,115	Gulf Island Fabrication, Inc.	162,507
11,562	Hornbeck Offshore Services, Inc.*	257,139
75,695	ION Geophysical Corp.*	370,149
7,622	Lufkin Industries, Inc.	372,335
13,075	Matrix Service Co.*	118,721
17,584	Oil States International, Inc.*	898,894
7,423	SEACOR Holdings, Inc.*	703,329
37,823	TETRA Technologies, Inc.*	369,152
		3,726,957
	Retail—6.3%
17,633	World Fuel Services Corp.	497,780
	Transportation—4.7%
9,457	Bristow Group, Inc.*	366,742
	Total Common Stocks (Cost $7,790,434)	7,896,277
	Money Market Fund—0.0%
2,177	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,177)	2,177
	Total Investments (Cost $7,792,611)—100.0%	7,898,454
	Other assets less liabilities—0.0%	246
	Net Assets—100.0%	$7,898,700

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

29

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Banks—31.5%
27,149	Bank Mutual Corp.	$130,858
7,764	Bank of the Ozarks, Inc.	295,110
45,215	Boston Private Financial Holdings, Inc.	258,178
9,270	City Holding Co.	293,859
23,385	Columbia Banking System, Inc.	425,841
19,719	Community Bank System, Inc.	460,833
88,001	East West Bancorp, Inc.	1,551,458
188,778	First BanCorp.*	57,577
54,789	First Commonwealth Financial Corp.	318,872
34,527	First Financial Bancorp	581,435
12,399	First Financial Bankshares, Inc.	585,977
44,040	First Midwest Bancorp, Inc.	471,668
42,767	Glacier Bancorp, Inc.	555,971
17,545	Hancock Holding Co.	551,264
89,802	Hanmi Financial Corp.*	105,068
13,018	Home BancShares, Inc.	267,780
12,609	Independent Bank Corp.	296,185
22,544	Nara Bancorp, Inc.*	176,745
74,988	National Penn Bancshares, Inc.	486,672
20,510	NBT Bancorp, Inc.	452,246
51,840	Old National Bancorp	490,406
19,856	Pinnacle Financial Partners, Inc.*	226,557
34,816	PrivateBancorp, Inc.	410,481
14,726	S&T Bancorp, Inc.	288,630
24,140	Signature Bank*	1,019,674
10,245	Simmons First National Corp., Class A	278,562
15,942	Sterling Bancorp	149,695
60,614	Sterling Bancshares, Inc.	326,709
77,136	Susquehanna Bancshares, Inc.	609,374
4,895	Tompkins Financial Corp.	188,947
45,791	TrustCo Bank Corp. NY	246,813
17,811	UMB Financial Corp.	660,076
68,107	Umpqua Holdings Corp.	749,177
22,808	United Bankshares, Inc.	609,430
56,022	United Community Banks, Inc.*	109,803
57,469	Whitney Holding Corp.	475,843
11,559	Wilshire Bancorp, Inc.	77,561
18,504	Wintrust Financial Corp.	554,010
		15,795,345
	Commercial Services—0.2%
5,231	Rewards Network, Inc.*	71,665
	Diversified Financial Services—8.6%
25,109	Interactive Brokers Group, Inc., Class A*	470,040
25,407	Investment Technology Group, Inc.*	361,796
21,967	LaBranche & Co., Inc.*	71,393
25,359	National Financial Partners Corp.*	349,954
25,273	optionsXpress Holdings, Inc.*	403,610
9,227	Piper Jaffray Cos.*	285,760
10,144	Portfolio Recovery Associates, Inc.*	680,155

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,300	Stifel Financial Corp.*	$1,009,407
17,393	SWS Group, Inc.	119,490
24,048	TradeStation Group, Inc.*	132,024
9,315	World Acceptance Corp.*	401,942
		4,285,571
	Insurance—13.1%
11,087	AMERISAFE, Inc.*	211,651
32,271	Delphi Financial Group, Inc., Class A	873,576
13,985	eHealth, Inc.*	188,937
24,414	Employers Holdings, Inc.	395,263
23,431	Horace Mann Educators Corp.	437,925
7,523	Infinity Property & Casualty Corp.	389,315
7,435	Navigators Group, Inc. (The)*	341,787
12,647	Presidential Life Corp.	121,032
18,915	ProAssurance Corp.*	1,087,423
9,834	RLI Corp.	564,668
8,930	Safety Insurance Group, Inc.	414,888
31,767	Selective Insurance Group, Inc.	537,498
10,909	Stewart Information Services Corp.	118,035
25,648	Tower Group, Inc.	622,734
12,679	United Fire & Casualty Co.	253,960
		6,558,692
	Real Estate—0.7%
21,661	Forestar Group, Inc.*	370,403
	REITS—41.1%
23,719	Acadia Realty Trust	452,558
76,465	BioMed Realty Trust, Inc.	1,403,133
27,717	Cedar Shopping Centers, Inc.	174,894
42,366	Colonial Properties Trust	759,622
91,922	DiamondRock Hospitality Co.*	972,535
16,039	EastGroup Properties, Inc.	649,259
27,651	Entertainment Properties Trust	1,278,306
52,005	Extra Space Storage, Inc.	842,481
41,225	Franklin Street Properties Corp.	550,354
37,847	Healthcare Realty Trust, Inc.	913,627
22,297	Home Properties, Inc.	1,214,072
44,281	Inland Real Estate Corp.	384,802
31,132	Kilroy Realty Corp.	1,063,780
37,549	Kite Realty Group Trust	179,484
41,503	LaSalle Hotel Properties	983,206
68,701	Lexington Realty Trust	534,494
15,342	LTC Properties, Inc.	427,275
66,172	Medical Properties Trust, Inc.	740,465
19,505	Mid-America Apartment Communities, Inc.	1,190,390
49,584	National Retail Properties, Inc.	1,343,726
13,020	Parkway Properties, Inc.	202,591
32,897	Pennsylvania Real Estate Investment Trust	469,440
28,956	Post Properties, Inc.	881,421
11,120	PS Business Parks, Inc.	658,971
16,410	Sovran Self Storage, Inc.	641,139

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares S&P SmallCap Financials Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,071	Tanger Factory Outlet Centers, Inc.	$1,153,482
7,287	Universal Health Realty Income Trust	270,712
13,749	Urstadt Biddle Properties, Inc., Class A	264,118
		20,600,337
	Retail—3.5%
17,476	Cash America International, Inc.	615,680
29,269	EZCORP, Inc., Class A*	628,698
18,005	First Cash Financial Services, Inc.*	523,405
		1,767,783
	Savings & Loans—1.2%
35,109	Brookline Bancorp, Inc.	341,962
16,433	Dime Community Bancshares	239,757
		581,719
	Total Common Stocks and Other Equity Interests (Cost $46,584,008)	50,031,515
	Money Market Fund—0.0%
12,862	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $12,862)	12,862
	Total Investments (Cost $46,596,870)—99.9%	50,044,377
	Other assets less liabilities—0.1%	35,504
	Net Assets—100.0%	$50,079,881

Investment Abbreviations:

REIT Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

31

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—8.7%
30,563	ArQule, Inc.*	$168,708
24,106	Cambrex Corp.*	109,200
48,317	Cubist Pharmaceuticals, Inc.*	1,124,820
17,603	Emergent Biosolutions, Inc.*	318,086
27,542	Enzo Biochem, Inc.*	118,706
27,445	Martek Biosciences Corp.*	602,418
58,849	Regeneron Pharmaceuticals, Inc.*	1,534,782
		3,976,720
	Commercial Services—10.2%
32,041	AMN Healthcare Services, Inc.*	169,817
18,666	Chemed Corp.	1,100,174
5,456	CorVel Corp.*	244,429
25,502	Cross Country Healthcare, Inc.*	186,165
22,309	HMS Holdings Corp.*	1,340,994
12,228	Kendle International, Inc.*	111,397
7,712	Landauer, Inc.	471,126
47,941	PAREXEL International Corp.*	1,030,731
		4,654,833
	Distribution/Wholesale—1.3%
10,114	MWI Veterinary Supply, Inc.*	578,521
	Electronics—3.9%
10,570	Analogic Corp.	482,309
14,300	Dionex Corp.*	1,275,989
		1,758,298
	Healthcare - Products—33.1%
18,313	Abaxis, Inc.*	439,695
58,049	Affymetrix, Inc.*	260,060
55,564	Align Technology, Inc.*	946,255
62,252	American Medical Systems Holdings, Inc.*	1,257,490
10,371	Cantel Medical Corp.	192,071
23,602	CONMED Corp.*	519,480
38,150	Cooper Cos., Inc. (The)	1,882,321
23,162	CryoLife, Inc.*	149,395
19,686	Cyberonics, Inc.*	541,562
19,073	Greatbatch, Inc.*	414,838
20,222	Haemonetics Corp.*	1,105,132
26,526	Hanger Orthopedic Group, Inc.*	496,567
9,600	ICU Medical, Inc.*	350,400
17,162	Integra LifeSciences Holdings Corp.*	738,309
26,547	Invacare Corp.	716,769
7,300	Kensey Nash Corp.*	196,808
15,342	LCA-Vision, Inc.*	106,780
33,310	Meridian Bioscience, Inc.	762,466
23,149	Merit Medical Systems, Inc.*	365,986
23,675	Natus Medical, Inc.*	310,142
14,870	Osteotech, Inc.*	96,506
15,219	Palomar Medical Technologies, Inc.*	161,017
46,276	PSS World Medical, Inc.*	1,093,502
14,283	SurModics, Inc.*	170,825

Number of Shares		Value
	Common Stocks (Continued)
29,486	Symmetry Medical, Inc.*	$260,951
27,277	West Pharmaceutical Services, Inc.	973,516
17,630	Zoll Medical Corp.*	573,504
		15,082,347
	Healthcare - Services—23.6%
9,102	Air Methods Corp.*	372,272
6,754	Almost Family, Inc.*	233,216
23,625	Amedisys, Inc.*	601,492
41,794	AMERIGROUP Corp.*	1,744,064
25,365	AmSurg Corp., Class A*	458,599
20,087	Bio-Reference Labs, Inc.*	433,076
40,354	Centene Corp.*	900,701
10,726	Ensign Group, Inc. (The)	201,327
14,426	Genoptix, Inc.*	245,530
24,434	Gentiva Health Services, Inc.*	568,824
46,861	HealthSpring, Inc.*	1,367,873
28,079	Healthways, Inc.*	294,268
13,335	IPC The Hospitalist Co., Inc.*	427,120
12,857	LHC Group, Inc.*	345,853
27,343	Magellan Health Services, Inc.*	1,312,464
16,810	MedCath Corp.*	166,587
13,708	Molina Healthcare, Inc.*	355,311
20,451	RehabCare Group, Inc.*	454,626
20,996	Res-Care, Inc.*	277,777
		10,760,980
	Internet—0.6%
35,269	eResearchTechnology, Inc.*	268,750
	Pharmaceuticals—14.8%
31,931	Catalyst Health Solutions, Inc.*	1,208,588
8,354	Hi-Tech Pharmacal Co., Inc.*	180,697
18,592	Neogen Corp.*	621,345
28,832	Par Pharmaceutical Cos., Inc.*	937,328
25,140	PharMerica Corp.*	252,406
47,359	Salix Pharmaceuticals Ltd.*	1,791,591
55,417	Savient Pharmaceuticals, Inc.*	687,725
63,824	ViroPharma, Inc.*	1,044,161
		6,723,841
	Software—3.9%
8,993	Computer Programs & Systems, Inc.	410,710
26,816	Omnicell, Inc.*	374,619
15,641	Quality Systems, Inc.	1,005,091
		1,790,420
	Total Common Stocks (Cost $44,394,413)	45,594,710

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares S&P SmallCap Health Care Portfolio

October 31, 2010

Number of Shares		Value
	Money Market Fund—0.0%
859	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $859)	$859
	Total Investments (Cost $44,395,272)—100.1%	45,595,569
	Liabilities in excess of other assets—(0.1%)	(31,228)
	Net Assets—100.0%	$45,564,341

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

33

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—16.8%
12,531	AAR Corp.*	$276,183
4,770	Aerovironment, Inc.*	111,904
5,006	Cubic Corp.	218,112
14,622	Curtiss-Wright Corp.	451,527
9,546	Esterline Technologies Corp.*	576,960
18,598	GenCorp, Inc.*	90,572
8,236	Kaman Corp.	221,960
14,403	Moog, Inc., Class A*	541,553
18,337	Orbital Sciences Corp.*	297,793
11,507	Teledyne Technologies, Inc.*	478,346
5,221	Triumph Group, Inc.	436,424
		3,701,334
	Airlines—2.3%
4,938	Allegiant Travel Co.	232,530
17,817	SkyWest, Inc.	270,106
		502,636
	Building Materials—5.4%
3,783	AAON, Inc.	92,873
8,905	Apogee Enterprises, Inc.	93,414
12,038	Comfort Systems USA, Inc.	137,835
9,615	Gibraltar Industries, Inc.*	87,785
5,341	NCI Building Systems, Inc.*	52,929
11,937	Quanex Building Products Corp.	215,105
12,549	Simpson Manufacturing Co., Inc.	333,552
6,135	Universal Forest Products, Inc.	184,909
		1,198,402
	Commercial Services—10.9%
14,916	ABM Industries, Inc.	336,356
7,145	Administaff, Inc.	187,270
4,108	CDI Corp.	58,868
3,224	Consolidated Graphics, Inc.*	150,077
20,471	Geo Group, Inc. (The)*	525,081
13,908	Healthcare Services Group, Inc.	334,209
5,561	Heidrick & Struggles International, Inc.	119,450
8,966	Kelly Services, Inc., Class A*	133,145
11,575	On Assignment, Inc.*	65,399
16,715	SFN Group, Inc.*	126,700
13,979	TrueBlue, Inc.*	196,405
6,520	Viad Corp.	130,139
3,771	Volt Information Sciences, Inc.*	30,470
		2,393,569
	Computers—1.0%
13,087	Sykes Enterprises, Inc.*	217,375
	Distribution/Wholesale—2.2%
5,091	School Specialty, Inc.*	68,219
7,417	United Stationers, Inc.*	416,836
		485,055

Number of Shares		Value
	Common Stocks (Continued)
	Electrical Components & Equipment—3.4%
14,857	Belden, Inc.	$414,510
6,032	Encore Wire Corp.	125,224
2,815	Powell Industries, Inc.*	86,871
6,218	Vicor Corp.	110,743
		737,348
	Electronics—7.2%
2,867	American Science & Engineering, Inc.	236,097
4,766	Badger Meter, Inc.	197,932
16,695	Brady Corp., Class A	513,371
8,046	II-VI, Inc.*	316,530
9,248	Watts Water Technologies, Inc., Class A	325,252
		1,589,182
	Engineering & Construction—5.4%
12,157	Dycom Industries, Inc.*	130,080
21,056	EMCOR Group, Inc.*	544,297
4,403	Exponent, Inc.*	140,544
12,452	Insituform Technologies, Inc., Class A*	268,963
8,537	Orion Marine Group, Inc.*	106,798
		1,190,682
	Environmental Control—1.9%
19,596	Tetra Tech, Inc.*	412,692
	Household Products/Wares—0.1%
4,039	Standard Register Co. (The)	12,965
	Housewares—2.6%
9,937	Toro Co. (The)	564,024
	Machinery - Construction & Mining—0.8%
6,318	Astec Industries, Inc.*	186,191
	Machinery - Diversified—6.6%
8,784	Albany International Corp., Class A	179,194
11,972	Applied Industrial Technologies, Inc.	364,068
15,975	Briggs & Stratton Corp.	281,160
2,922	Cascade Corp.	103,409
3,963	Lindsay Corp.	228,467
10,457	Robbins & Myers, Inc.	303,567
		1,459,865
	Media—0.5%
9,678	Dolan Co. (The)*	103,555
	Metal Fabricate/Hardware—4.3%
5,425	CIRCOR International, Inc.	190,309
10,616	Kaydon Corp.	370,180
1,271	Lawson Products, Inc.	23,425
11,988	Mueller Industries, Inc.	352,447
		936,361

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares S&P SmallCap Industrials Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks (Continued)
	Miscellaneous Manufacturing—15.3%
7,072	A.O. Smith Corp.	$396,244
21,561	Actuant Corp., Class A	484,476
3,943	AZZ, Inc.	146,443
14,465	Barnes Group, Inc.	263,118
8,053	Ceradyne, Inc.*	191,742
16,071	CLARCOR, Inc.	637,376
6,525	EnPro Industries, Inc.*	229,289
8,405	ESCO Technologies, Inc.	288,123
19,751	Federal Signal Corp.	111,593
14,679	Griffon Corp.*	173,065
8,935	John Bean Technologies Corp.	152,789
5,422	Lydall, Inc.*	40,285
3,959	Standex International Corp.	106,616
7,275	Tredegar Corp.	140,335
		3,361,494
	Office Furnishings—1.3%
20,189	Interface, Inc., Class A	290,520
	Software—0.7%
12,728	Bowne & Co., Inc.	144,463
	Storage/Warehousing—0.9%
11,547	Mobile Mini, Inc.*	201,264
	Telecommunications—0.7%
4,252	Applied Signal Technology, Inc.	142,697
	Textiles—1.6%
5,897	G&K Services, Inc., Class A	145,774
4,656	UniFirst Corp.	214,316
		360,090
	Transportation—8.2%
8,034	Arkansas Best Corp.	203,501
9,208	Forward Air Corp.	247,511
16,118	Heartland Express, Inc.	240,319
11,959	Hub Group, Inc., Class A*	388,309
19,629	Knight Transportation, Inc.	350,770
13,312	Old Dominion Freight Line, Inc.*	373,402
		1,803,812
	Total Investments (Cost $19,937,160)—100.1%	21,995,576
	Liabilities in excess of other assets—(0.1%)	(1,221)
	Net Assets—100.0%	$21,994,355

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—4.7%
6,160	Forrester Research, Inc.*	$203,711
16,004	Heartland Payment Systems, Inc.	228,537
7,289	MAXIMUS, Inc.	441,932
5,002	StarTek, Inc.*	20,408
12,391	TeleTech Holdings, Inc.*	188,095
16,098	Wright Express Corp.*	607,056
		1,689,739
	Computers—10.2%
8,217	Agilysys, Inc.*	49,302
12,750	CACI International, Inc., Class A*	639,030
29,179	CIBER, Inc.*	107,087
9,763	Compellent Technologies, Inc.*	246,711
9,819	Hutchinson Technology, Inc.*	33,483
19,465	Insight Enterprises, Inc.*	294,311
7,386	Integral Systems, Inc.*	62,781
9,278	Manhattan Associates, Inc.*	285,577
9,993	Mercury Computer Systems, Inc.*	158,289
6,819	MTS Systems Corp.	223,458
3,324	NCI, Inc., Class A*	61,959
14,635	NetScout Systems, Inc.*	343,483
13,564	Radiant Systems, Inc.*	264,634
10,158	RadiSys Corp.*	99,244
8,649	Stratasys, Inc.*	270,887
10,311	Super Micro Computer, Inc.*	114,658
14,500	Synaptics, Inc.*	390,485
		3,645,379
	Distribution/Wholesale—1.6%
29,378	Brightpoint, Inc.*	220,041
11,239	ScanSource, Inc.*	336,496
		556,537
	Electrical Components & Equipment—1.8%
16,175	Advanced Energy Industries, Inc.*	232,273
9,290	Littelfuse, Inc.*	394,175
		626,448
	Electronics—13.9%
4,918	Bel Fuse, Inc., Class B	112,180
26,183	Benchmark Electronics, Inc.*	430,187
16,619	Checkpoint Systems, Inc.*	365,618
14,364	CTS Corp.	145,795
12,428	Cymer, Inc.*	459,215
14,739	Daktronics, Inc.	160,950
9,991	Electro Scientific Industries, Inc.*	116,095
6,792	FARO Technologies, Inc.*	163,959
16,049	FEI Co.*	349,226
5,505	Keithley Instruments, Inc.	118,798
7,766	LoJack Corp.*	37,976
15,466	Methode Electronics, Inc.	143,679
15,427	Newport Corp.*	224,154
7,743	OSI Systems, Inc.*	278,748

Number of Shares		Value
	Common Stocks (Continued)
8,669	Park Electrochemical Corp.	$234,063
16,995	Plexus Corp.*	515,798
11,893	Rofin-Sinar Technologies, Inc.*	332,171
6,656	Rogers Corp.*	236,954
20,095	Sonic Solutions, Inc.*	240,537
17,432	Technitrol, Inc.	80,187
18,167	TTM Technologies, Inc.*	190,390
		4,936,680
	Home Furnishings—0.8%
7,202	DTS, Inc.*	286,640
	Internet—8.5%
17,975	Blue Coat Systems, Inc.*	484,786
10,609	comScore, Inc.*	249,417
16,979	DealerTrack Holdings, Inc.*	328,034
15,140	InfoSpace, Inc.*	127,782
19,174	j2 Global Communications, Inc.*	505,235
12,734	Knot, Inc. (The)*	115,115
7,215	Liquidity Services, Inc.*	115,440
7,916	PC-Tel, Inc.*	46,863
12,634	Perficient, Inc.*	133,415
11,669	Sourcefire, Inc.*	275,272
4,977	Stamps.com, Inc.*	79,433
36,701	United Online, Inc.	226,812
17,866	Websense, Inc.*	359,464
		3,047,068
	Machinery - Diversified—2.4%
16,697	Cognex Corp.	445,810
10,558	Gerber Scientific, Inc.*	70,633
20,819	Intermec, Inc.*	242,541
9,425	Intevac, Inc.*	95,193
		854,177
	Media—0.7%
10,280	DG Fastchannel, Inc.*	242,094
	Semiconductors—25.4%
11,031	Actel Corp.*	230,107
13,245	ATMI, Inc.*	234,039
27,494	Brooks Automation, Inc.*	186,684
9,806	Cabot Microelectronics Corp.*	378,806
9,962	Cohu, Inc.	142,955
67,374	Cypress Semiconductor Corp.*	949,973
15,110	Diodes, Inc.*	332,118
9,810	DSP Group, Inc.*	70,240
18,577	Exar Corp.*	123,537
10,267	Hittite Microwave Corp.*	530,496
28,012	Kopin Corp.*	106,726
29,594	Kulicke & Soffa Industries, Inc.*	184,075
21,217	Micrel, Inc.	252,694
34,952	Microsemi Corp.*	699,040
21,110	MKS Instruments, Inc.*	435,922

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares S&P SmallCap Information Technology Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks (Continued)
15,387	Monolithic Power Systems, Inc.*	$247,269
10,482	Pericom Semiconductor Corp.*	98,740
13,169	Rudolph Technologies, Inc.*	97,714
11,579	Sigma Designs, Inc.*	132,116
9,493	Standard Microsystems Corp.*	229,161
5,459	Supertex, Inc.*	128,232
21,136	Tessera Technologies, Inc.*	417,013
65,472	TriQuint Semiconductor, Inc.*	674,362
10,158	Ultratech, Inc.*	185,993
31,475	Varian Semiconductor Equipment Associates, Inc.*	1,028,288
17,198	Veeco Instruments, Inc.*	719,736
11,291	Volterra Semiconductor Corp.*	230,675
		9,046,711
	Software—18.3%
12,169	Avid Technology, Inc.*	153,573
18,431	Blackbaud, Inc.	467,963
18,168	CommVault Systems, Inc.*	525,600
19,003	Concur Technologies, Inc.*	980,935
14,331	CSG Systems International, Inc.*	278,595
10,502	Digi International, Inc.*	101,449
14,565	Ebix, Inc.*	359,756
19,419	Epicor Software Corp.*	182,539
14,274	EPIQ Systems, Inc.	167,291
5,517	Interactive Intelligence, Inc.*	136,325
17,586	JDA Software Group, Inc.*	444,926
3,699	MicroStrategy, Inc., Class A*	335,240
14,758	Phoenix Technologies Ltd.*	60,803
18,216	Progress Software Corp.*	680,732
12,670	Smith Micro Software, Inc.*	154,067
9,886	SYNNEX Corp.*	287,089
35,752	Take-Two Interactive Software, Inc.*	381,116
16,835	Taleo Corp., Class A*	482,996
28,474	THQ, Inc.*	113,896
11,363	Tyler Technologies, Inc.*	231,919
		6,526,810
	Telecommunications—11.7%
11,800	Anixter International, Inc.	633,542
52,659	Arris Group, Inc.*	490,255
7,397	Black Box Corp.	245,580
11,911	Comtech Telecommunications Corp.*	367,097
6,428	EMS Technologies, Inc.*	114,676
41,041	Harmonic, Inc.*	286,466
14,902	NETGEAR, Inc.*	459,131
12,609	Network Equipment Technologies, Inc.*	39,844
13,284	Novatel Wireless, Inc.*	139,216
8,820	Oplink Communications, Inc.*	154,174
18,435	Symmetricom, Inc.*	114,850
28,801	Tekelec*	374,989

Number of Shares		Value
	Common Stocks (Continued)
4,378	Tollgrade Communications, Inc.*	$34,805
17,058	ViaSat, Inc.*	702,278
		4,156,903
	Total Common Stocks (Cost $30,958,233)	35,615,186
	Money Market Fund—0.1%
43,729	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $43,729)	43,729
	Total Investments (Cost $31,001,962)—100.1%	35,658,915
	Liabilities in excess of other assets—(0.1%)	(32,802)
	Net Assets—100.0%	$35,626,113

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—99.9%
	Building Materials—10.4%
6,058	Eagle Materials, Inc.	$142,121
3,813	Texas Industries, Inc.	130,290
		272,411
	Chemicals—37.6%
4,344	A. Schulman, Inc.	94,265
2,946	American Vanguard Corp.	21,712
3,235	Arch Chemicals, Inc.	114,875
3,908	Balchem Corp.	119,428
6,718	H.B. Fuller Co.	138,660
4,235	OM Group, Inc.*	140,898
1,568	Penford Corp.*	9,314
12,771	PolyOne Corp.*	165,001
1,554	Quaker Chemical Corp.	56,597
1,068	Stepan Co.	72,026
2,998	Zep, Inc.	54,384
		987,160
	Energy - Alternate Sources—1.1%
8,340	Headwaters, Inc.*	28,356
	Environmental Control—4.4%
7,751	Calgon Carbon Corp.*	116,343
	Forest Products & Paper—20.8%
5,430	Buckeye Technologies, Inc.	98,012
1,575	Clearwater Paper Corp.*	127,181
1,483	Deltic Timber Corp.	69,226
2,037	Neenah Paper, Inc.	31,268
2,519	Schweitzer-Mauduit International, Inc.	161,669
6,765	Wausau Paper Corp.*	57,097
		544,453
	Metal Fabricate/Hardware—7.3%
2,313	A.M. Castle & Co.*	35,620
1,263	Olympic Steel, Inc.	28,316
4,127	RTI International Metals, Inc.*	128,350
		192,286
	Mining—14.7%
3,470	AMCOL International Corp.	96,258
2,808	Brush Engineered Materials, Inc.*	93,085
7,806	Century Aluminum Co.*	105,537
2,040	Kaiser Aluminum Corp.	91,780
		386,660
	Miscellaneous Manufacturing—3.6%
2,241	LSB Industries, Inc.*	50,086
4,873	Myers Industries, Inc.	43,029
		93,115
	Total Common Stocks (Cost $2,600,293)	2,620,784

Number of Shares		Value
	Money Market Fund—0.0%
319	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $319)	$319
	Total Investments (Cost $2,600,612)—99.9%	2,621,103
	Other assets less liabilities—0.1%	1,256
	Net Assets—100.0%	$2,622,359

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares S&P SmallCap Utilities Portfolio

October 31, 2010

Number of Shares		Value
	Common Stocks—99.9%
	Electric—33.6%
42,516	ALLETE, Inc.	$1,546,732
73,071	Avista Corp.	1,595,871
33,138	Central Vermont Public Service Corp.	670,050
36,068	CH Energy Group, Inc.	1,639,291
66,350	El Paso Electric Co.*	1,632,210
54,359	NorthWestern Corp.	1,618,267
90,016	UIL Holdings Corp.	2,606,863
46,123	Unisource Energy Corp.	1,617,534
		12,926,818
	Gas—43.6%
44,727	Laclede Group, Inc. (The)	1,570,365
76,461	New Jersey Resources Corp.	3,095,906
49,314	Northwest Natural Gas Co.	2,430,687
133,813	Piedmont Natural Gas Co., Inc.	3,946,145
55,432	South Jersey Industries, Inc.	2,791,555
84,327	Southwest Gas Corp.	2,931,207
		16,765,865
	Telecommunications—18.3%
23,878	Atlantic Tele-Network, Inc.	1,009,084
81,604	Cbeyond, Inc.*	1,105,734
119,786	General Communication, Inc., Class A*	1,251,764
87,507	Neutral Tandem, Inc.*	1,279,353
78,404	NTELOS Holdings Corp.	1,424,601
58,428	USA Mobility, Inc.	983,343
		7,053,879
	Water—4.4%
45,639	American States Water Co.	1,704,617
	Total Common Stocks (Cost $35,823,786)	38,451,179
	Money Market Fund—0.0%
17,147	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $17,147)	17,147
	Total Investments (Cost $35,840,933)—99.9%	38,468,326
	Other assets less liabilities—0.1%	32,171
	Net Assets—100.0%	$38,500,497

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

39

Statements of Assets and Liabilities

October 31, 2010

	PowerShares S&P SmallCap Consumer Discretionary Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio	PowerShares S&P SmallCap Energy Portfolio	PowerShares S&P SmallCap Financials Portfolio	PowerShares S&P SmallCap Health Care Portfolio
ASSETS:
Investments, at value	$31,200,338	$5,483,755	$7,898,454	$50,044,377	$45,595,569
Receivables:
Investments sold	—	—	—	—	36,897
Dividends and interest	13,055	2,502	1,934	47,751	5,119
Total Assets	31,213,393	5,486,257	7,900,388	50,092,128	45,637,585
LIABILITIES:
Due to custodian	—	—	—	—	—
Payables:
Investments purchased	—	—	—	—	62,377
Accrued unitary management fees	7,673	1,351	1,688	12,247	10,867
Total Liabilities	7,673	1,351	1,688	12,247	73,244
NET ASSETS	$31,205,720	$5,484,906	$7,898,700	$50,079,881	$45,564,341
NET ASSETS CONSIST OF:
Shares of beneficial interest	$28,257,738	$5,218,798	$7,820,252	$46,535,986	$44,308,426
Undistributed net investment income	32,743	6,271	566	168,834	—
Accumulated net realized gain (loss) on investments	(96,524)	(36,907)	(27,961)	(72,446)	55,618
Net unrealized appreciation on investments	3,011,763	296,744	105,843	3,447,507	1,200,297
Net Assets	$31,205,720	$5,484,906	$7,898,700	$50,079,881	$45,564,341
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,250,000	200,000	300,000	2,000,000	1,800,000
Net asset value	$24.96	$27.42	$26.33	$25.04	$25.31
Share price	$24.96	$27.44	$26.33	$25.02	$25.31
Investments, at cost	$28,188,575	$5,187,011	$7,792,611	$46,596,870	$44,395,272

See Notes to Financial Statements.

40

	PowerShares S&P SmallCap Industrials Portfolio	PowerShares S&P SmallCap Information Technology Portfolio	PowerShares S&P SmallCap Materials Portfolio	PowerShares S&P SmallCap Utilities Portfolio
ASSETS:
Investments, at value	$21,995,576	$35,658,915	$2,621,103	$38,468,326
Receivables:
Investments sold	—	—	—	—
Dividends and interest	8,831	4,515	1,888	41,598
Total Assets	22,004,407	35,663,430	2,622,991	38,509,924
LIABILITIES:
Due to custodian	4,721	—	—	—
Payables:
Investments purchased	—	29,655	—	—
Accrued unitary management fees	5,331	7,662	632	9,427
Total Liabilities	10,052	37,317	632	9,427
NET ASSETS	$21,994,355	$35,626,113	$2,622,359	$38,500,497
NET ASSETS CONSIST OF:
Shares of beneficial interest	$19,858,982	$31,060,311	$2,586,154	$35,678,411
Undistributed net investment income	50,636	32,377	2,736	215,182
Accumulated net realized gain (loss) on investments	26,321	(123,528)	12,978	(20,489)
Net unrealized appreciation on investments	2,058,416	4,656,953	20,491	2,627,393
Net Assets	$21,994,355	$35,626,113	$2,622,359	$38,500,497
Shares outstanding (unlimited amount authorized, $0.01 par value)	850,000	1,350,000	100,000	1,400,000
Net asset value	$25.88	$26.39	$26.22	$27.50
Share price	$25.88	$26.38	$26.22	$27.49
Investments, at cost	$19,937,160	$31,001,962	$2,600,612	$35,840,933

41

Statements of Operations

For the Period April 5, 2010* through October 31, 2010

	PowerShares S&P SmallCap Consumer Discretionary Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio	PowerShares S&P SmallCap Energy Portfolio	PowerShares S&P SmallCap Financials Portfolio	PowerShares S&P SmallCap Health Care Portfolio
INVESTMENT INCOME:
Dividend income	$55,683	$22,315	$10,110	$244,758	$32,717
EXPENSES:
Unitary management fees	22,940	7,197	9,544	32,347	45,016
Net investment income (loss)	32,743	15,118	566	212,411	(12,299)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(97,784)	(42,229)	(30,581)	(76,912)	66,304
In-kind redemptions	52,148	274,169	222,832	(169,461)	(10,792)
Net realized gain (loss)	(45,636)	231,940	192,251	(246,373)	55,512
Net unrealized appreciation on:
Investments	3,011,763	296,744	105,843	3,447,507	1,200,297
Net realized and unrealized gain (loss) on investments	2,966,127	528,684	298,094	3,201,134	1,255,809
Net increase (decrease) in net assets resulting from operations	$2,998,870	$543,802	$298,660	$3,413,545	$1,243,510

*  Commencement of Investment Operations.

See Notes to Financial Statements.

42

	PowerShares S&P SmallCap Industrials Portfolio	PowerShares S&P SmallCap Information Technology Portfolio	PowerShares S&P SmallCap Materials Portfolio	PowerShares S&P SmallCap Utilities Portfolio
INVESTMENT INCOME:
Dividend income	$69,309	$52,018	$15,750	$278,576
EXPENSES:
Unitary management fees	16,162	19,641	4,604	23,546
Net investment income (loss)	53,147	32,377	11,146	255,030
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	24,737	(126,946)	12,748	(20,936)
In-kind redemptions	(87,217)	(110,218)	(161,444)	40,219
Net realized gain (loss)	(62,480)	(237,164)	(148,696)	19,283
Net unrealized appreciation on:
Investments	2,058,416	4,656,953	20,491	2,627,393
Net realized and unrealized gain (loss) on investments	1,995,936	4,419,789	(128,205)	2,646,676
Net increase (decrease) in net assets resulting from operations	$2,049,083	$4,452,166	$(117,059)	$2,901,706

43

Statements of Changes in Net Assets

For the Period April 5, 2010* through October 31, 2010

	PowerShares S&P SmallCap Consumer Discretionary Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio	PowerShares S&P SmallCap Energy Portfolio	PowerShares S&P SmallCap Financials Portfolio	PowerShares S&P SmallCap Health Care Portfolio
OPERATIONS:
Net investment income (loss)	$32,743	$15,118	$566	$212,411	$(12,299)
Net realized gain (loss)	(45,636)	231,940	192,251	(246,373)	55,512
Net unrealized appreciation	3,011,763	296,744	105,843	3,447,507	1,200,297
Net increase (decrease) in net assets resulting from operations	2,998,870	543,802	298,660	3,413,545	1,243,510
Undistributed net investment income (loss) included in the price of units issued and redeemed	64,204	3,077	1,248	89,663	(1,682)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(8,847)	—	(43,577)	—
Total distributions to shareholders	—	(8,847)	—	(43,577)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	31,696,923	11,574,144	13,636,095	53,893,792	49,181,669
Value of shares repurchased	(3,490,073)	(6,624,193)	(6,036,055)	(7,183,879)	(4,860,838)
Net income (loss) equalization	(64,204)	(3,077)	(1,248)	(89,663)	1,682
Net increase in net assets resulting from shares transactions	28,142,646	4,946,874	7,598,792	46,620,250	44,322,513
Increase in Net Assets	31,205,720	5,484,906	7,898,700	50,079,881	45,564,341
NET ASSETS:
Beginning of period	—	—	—	—	—
End of period	$31,205,720	$5,484,906	$7,898,700	$50,079,881	$45,564,341
Undistributed net investment income at end of period	$32,743	$6,271	$566	$168,834	$–
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,400,000	450,000	550,000	2,300,000	2,000,000
Shares repurchased	(150,000)	(250,000)	(250,000)	(300,000)	(200,000)
Shares outstanding, beginning of period	—	—	—	—	—
Shares outstanding, end of period	1,250,000	200,000	300,000	2,000,000	1,800,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

44

	PowerShares S&P SmallCap Industrials Portfolio	PowerShares S&P SmallCap Information Technology Portfolio	PowerShares S&P SmallCap Materials Portfolio	PowerShares S&P SmallCap Utilities Portfolio
OPERATIONS:
Net investment income (loss)	$53,147	$32,377	$11,146	$255,030
Net realized gain (loss)	(62,480)	(237,164)	(148,696)	19,283
Net unrealized appreciation	2,058,416	4,656,953	20,491	2,627,393
Net increase (decrease) in net assets resulting from operations	2,049,083	4,452,166	(117,059)	2,901,706
Undistributed net investment income (loss) included in the price of units issued and redeemed	27,887	(5,017)	(1,769)	80,522
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,511)	—	(8,410)	(39,848)
Total distributions to shareholders	(2,511)	—	(8,410)	(39,848)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	24,826,069	35,903,305	5,028,730	40,677,310
Value of shares repurchased	(4,878,286)	(4,729,358)	(2,280,902)	(5,038,671)
Net income (loss) equalization	(27,887)	5,017	1,769	(80,522)
Net increase in net assets resulting from shares transactions	19,919,896	31,178,964	2,749,597	35,558,117
Increase in Net Assets	21,994,355	35,626,113	2,622,359	38,500,497
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$21,994,355	$35,626,113	$2,622,359	$38,500,497
Undistributed net investment income at end of period	$50,636	$32,377	$2,736	$215,182
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,050,000	1,550,000	200,000	1,600,000
Shares repurchased	(200,000)	(200,000)	(100,000)	(200,000)
Shares outstanding, beginning of period	—	—	—	—
Shares outstanding, end of period	850,000	1,350,000	100,000	1,400,000

45

Financial Highlights

PowerShares S&P SmallCap Consumer Discretionary Portfolio

	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.61
Net investment income**	0.05
Net realized and unrealized gain (loss) on investments	(0.70	)>
Total from investment operations	(0.65)
Net asset value at end of period	$24.96
Share price at end of period***	$24.96
NET ASSET VALUE, TOTAL RETURN****	(2.54	)%(a)
SHARE PRICE TOTAL RETURN****	(2.54	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,206
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income	0.41	%†
Portfolio turnover rate ††	6%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.10

PowerShares S&P SmallCap Consumer Staples Portfolio

	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.40
Net investment income**	0.09
Net realized and unrealized gain on investments	1.98
Total from investment operations	2.07
Distributions to shareholders from:
Net investment income	(0.05)
Net asset value at end of period	$27.42
Share price at end of period***	$27.44
NET ASSET VALUE, TOTAL RETURN****	8.15	%(b)
SHARE PRICE TOTAL RETURN****	8.23	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,485
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income	0.61	%†
Portfolio turnover rate ††	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was (3.37)%. The share price total return from Fund inception to October 31, 2010 was (3.29)%.

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 8.15%. The share price total return from Fund inception to October 31, 2010 was 8.23%.

See Notes to Financial Statements.

46

Financial Highlights (Continued)

PowerShares S&P SmallCap Energy Portfolio

	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.76
Net investment income**	0.00	(a)
Net realized and unrealized gain on investments	0.57
Total from investment operations	0.57
Net asset value at end of period	$26.33
Share price at end of period***	$26.33
NET ASSET VALUE, TOTAL RETURN****	2.21	%(b)
SHARE PRICE TOTAL RETURN****	2.21	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,899
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income	0.02	%†
Portfolio turnover rate ††	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01

PowerShares S&P SmallCap Financials Portfolio

	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.41
Net investment income**	0.24
Net realized and unrealized gain (loss) on investments	(0.46	)>
Total from investment operations	(0.22)
Distributions to shareholders from:
Net investment income	(0.15)
Net asset value at end of period	$25.04
Share price at end of period***	$25.02
NET ASSET VALUE, TOTAL RETURN****	(0.84	)%(c)
SHARE PRICE TOTAL RETURN****	(0.92	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$50,080
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income	1.90	%†
Portfolio turnover rate ††	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.10

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

>  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 2.89%. The share price total return from Fund inception to October 31, 2010 was 3.05%.

(c)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was (2.30)%. The share price total return from Fund inception to October 31, 2010 was (2.42)%.

See Notes to Financial Statements.

47

Financial Highlights (Continued)

PowerShares S&P SmallCap Health Care Portfolio

	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.30
Net investment income (loss)**	(0.01)
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.01
Net asset value at end of period	$25.31
Share price at end of period***	$25.31
NET ASSET VALUE, TOTAL RETURN****	0.04	%(b)
SHARE PRICE TOTAL RETURN****	0.04	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$45,564
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income (loss)	(0.08	)%†
Portfolio turnover rate ††	14%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.00	)(a)

PowerShares S&P SmallCap Industrials Portfolio

	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.41
Net investment income**	0.12	^
Net realized and unrealized gain on investments	0.38
Total from investment operations	0.50
Distributions to shareholders from:
Net investment income	(0.03)
Net asset value at end of period	$25.88
Share price at end of period***	$25.88
NET ASSET VALUE, TOTAL RETURN****	1.95	%(c)
SHARE PRICE TOTAL RETURN****	1.95	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,994
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income	0.95	%†^
Portfolio turnover rate ††	11%
Undistributed net investment income included in price of units issued and redeemed**#	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

^  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Heartland Express, Inc. on October 5, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 0.68%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 0.92%. The share price total return from Fund inception to October 31, 2010 was 1.00%.

(c)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 2.24%. The share price total return from Fund inception to October 31, 2010 was 2.28%.

See Notes to Financial Statements.

48

Financial Highlights (Continued)

PowerShares S&P SmallCap Information Technology Portfolio

	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.53
Net investment income (loss)**	0.06	^
Net realized and unrealized gain on investments	0.80
Total from investment operations	0.86
Net asset value at end of period	$26.39
Share price at end of period***	$26.38
NET ASSET VALUE, TOTAL RETURN****	3.37	%(a)
SHARE PRICE TOTAL RETURN****	3.33	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,626
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income (loss)	0.48	%†^
Portfolio turnover rate ††	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)

PowerShares S&P SmallCap Materials Portfolio

	For the Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.60
Net investment income**	0.10
Net realized and unrealized gain on investments	0.60	>
Total from investment operations	0.70
Distributions to shareholders from:
Net investment income	(0.08)
Net asset value at end of period	$26.22
Share price at end of period***	$26.22
NET ASSET VALUE, TOTAL RETURN****	2.79	%(b)
SHARE PRICE TOTAL RETURN****	2.79	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,622
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income	0.70	%†
Portfolio turnover rate ††	28%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

^  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.25 per share owned of Anixter International, Inc. on October 28, 2010. Net investment income(loss) per share and the ratio of net investment income(loss) to average net assets excluding the special dividend are less than $(0.005) and (0.005)%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 3.33%. The share price total return from Fund inception to October 31, 2010 was 3.33%.

(b)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 2.23%. The share price total return from Fund inception to October 31, 2010 was 2.23%.

See Notes to Financial Statements.

49

Financial Highlights (Continued)

PowerShares S&P SmallCap Utilities Portfolio

	For Period April 5, 2010* through October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.30
Net investment income**	0.40
Net realized and unrealized gain on investments	2.03
Total from investment operations	2.43
Distributions to shareholders from:
Net investment income	(0.23)
Net asset value at end of period	$27.50
Share price at end of period***	$27.49
NET ASSET VALUE, TOTAL RETURN****	9.70	%(a)
SHARE PRICE TOTAL RETURN****	9.66	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,500
Ratio to average net assets of:
Expenses	0.29	%†
Net investment income	3.14	%†
Portfolio turnover rate ††	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.13

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 7, 2010, first day of trading on the exchange) to October 31, 2010 was 9.05%. The share price total return from Fund Inception to October 31, 2010 was 9.01%.

See Notes to Financial Statements.

50

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered forty-four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares S&P SmallCap Consumer Discretionary Portfolio	"S&P SmallCap Consumer Discretionary Portfolio"

PowerShares S&P SmallCap Consumer Staples Portfolio	"S&P SmallCap Consumer Staples Portfolio"

PowerShares S&P SmallCap Energy Portfolio	"S&P SmallCap Energy Portfolio"

PowerShares S&P SmallCap Financials Portfolio	"S&P SmallCap Financials Portfolio"

PowerShares S&P SmallCap Health Care Portfolio	"S&P SmallCap Health Care Portfolio"

PowerShares S&P SmallCap Industrials Portfolio	"S&P SmallCap Industrials Portfolio"

PowerShares S&P SmallCap Information Technology Portfolio	"S&P SmallCap Information Technology Portfolio"

PowerShares S&P SmallCap Materials Portfolio	"S&P SmallCap Materials Portfolio"

PowerShares S&P SmallCap Utilities Portfolio	"S&P SmallCap Utilities Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on The NASDAQ Stock Market LLC ("NASDAQ").

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
S&P SmallCap Consumer Discretionary Portfolio	S&P SmallCap 600 Capped Consumer Discretionary Index®

S&P SmallCap Consumer Staples Portfolio	S&P SmallCap 600 Capped Consumer Staples Index®

S&P SmallCap Energy Portfolio	S&P SmallCap 600 Capped Energy Index®

S&P SmallCap Financials Portfolio	S&P SmallCap 600 Capped Financials Index®

S&P SmallCap Health Care Portfolio	S&P SmallCap 600 Capped Health Care Index®

S&P SmallCap Industrials Portfolio	S&P SmallCap 600 Capped Industrials Index®

S&P SmallCap Information Technology Portfolio	S&P SmallCap 600 Capped Information Technology Index®

S&P SmallCap Materials Portfolio	S&P SmallCap 600 Capped Materials Index®

S&P SmallCap Utilities Portfolio	S&P SmallCap 600 Capped Utilities & Telecom Services Index®

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per Share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices,

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

American Depository Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Each Fund has agreed to pay the Adviser an annual unitary management fee of 0.29% of the Fund's average daily net assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with Standard & Poor's (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which each Fund may track its respective Index.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
S&P SmallCap Consumer Discretionary Portfolio
Equity Securities	$31,184,786	$—	$—	$31,184,786
Money Market Fund	15,552	—	—	15,552
Total	31,200,338	—	—	31,200,338
S&P SmallCap Consumer Staples Portfolio
Equity Securities	5,482,806	—	—	5,482,806
Money Market Fund	949	—	—	949
Total	5,483,755	—	—	5,483,755
S&P SmallCap Energy Portfolio
Equity Securities	7,896,277	—	—	7,896,277
Money Market Fund	2,177	—	—	2,177
Total	7,898,454	—	—	7,898,454
S&P SmallCap Financials Portfolio
Equity Securities	50,031,515	—	—	50,031,515
Money Market Fund	12,862	—	—	12,862
Total	50,044,377	—	—	50,044,377
S&P SmallCap Health Care Portfolio
Equity Securities	45,594,710	—	—	45,594,710
Money Market Fund	859	—	—	859
Total	45,595,569	—	—	45,595,569
S&P SmallCap Industrials Portfolio
Equity Securities	21,995,576	—	—	21,995,576
S&P SmallCap Information Technology Portfolio
Equity Securities	35,615,186	—	—	35,615,186
Money Market Fund	43,729	—	—	43,729
Total	35,658,915	—	—	35,658,915

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Investments in Securities
	Level 1	Level 2	Level 3	Total
S&P SmallCap Materials Portfolio
Equity Securities	$2,620,784	$—	$—	$2,620,784
Money Market Fund	319	—	—	319
Total	2,621,103	—	—	2,621,103
S&P SmallCap Utilities Portfolio
Equity Securities	38,451,179	—	—	38,451,179
Money Market Fund	17,147	—	—	17,147
Total	38,468,326	—	—	38,468,326

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Period Ended October 31, 2010:

	For the Period April 5, 2010 through October 31, 2010
	Ordinary Income	Long-term Capital Gains	Return of Capital
S&P SmallCap Consumer Discretionary Portfolio	$—	$—	$—
S&P SmallCap Consumer Staples Portfolio	8,847	—	—
S&P SmallCap Energy Portfolio	—	—	—
S&P SmallCap Financials Portfolio	43,577	—	—
S&P SmallCap Health Care Portfolio	—	—	—
S&P SmallCap Industrials Portfolio	2,511	—	—
S&P SmallCap Information Technology Portfolio	—	—	—
S&P SmallCap Materials Portfolio	8,410	—	—
S&P SmallCap Utilities Portfolio	39,848	—	—

Tax Components of Net Assets at October 31, 2010:

	Undistributed Ordinary Income	Net Unrealized Appreciation	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
S&P SmallCap Consumer Discretionary Portfolio	$32,743	$2,952,629	$(37,390)	$28,257,738	$31,205,720
S&P SmallCap Consumer Staples Portfolio	6,271	282,431	(22,594)	5,218,798	5,484,906
S&P SmallCap Energy Portfolio	39,993	38,455	—	7,820,252	7,898,700
S&P SmallCap Financials Portfolio	183,868	3,360,027	—	46,535,986	50,079,881
S&P SmallCap Health Care Portfolio	137,708	1,118,207	—	44,308,426	45,564,341

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

	Undistributed Ordinary Income	Net Unrealized Appreciation	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
S&P SmallCap Industrials Portfolio	$97,920	$2,037,453	$—	$19,858,982	$21,994,355
S&P SmallCap Information Technology Portfolio	61,078	4,504,724	—	31,060,311	35,626,113
S&P SmallCap Materials Portfolio	20,615	15,590	—	2,586,154	2,622,359
S&P SmallCap Utilities Portfolio	224,920	2,597,166	—	35,678,411	38,500,497

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of the year listed below:

2018
S&P SmallCap Consumer Discretionary Portfolio	$37,390
S&P SmallCap Consumer Staples Portfolio	22,594

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the period ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
S&P SmallCap Consumer Discretionary Portfolio	$998,191	$960,512
S&P SmallCap Consumer Staples Portfolio	453,390	553,450
S&P SmallCap Energy Portfolio	809,395	792,446
S&P SmallCap Financials Portfolio	1,370,702	1,095,189
S&P SmallCap Health Care Portfolio	4,267,934	4,186,640
S&P SmallCap Industrials Portfolio	1,377,209	1,177,281
S&P SmallCap Information Technology Portfolio	1,309,297	1,305,680
S&P SmallCap Materials Portfolio	773,824	820,211
S&P SmallCap Utilities Portfolio	1,536,241	1,272,667

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

For the period ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
S&P SmallCap Consumer Discretionary Portfolio	$30,581,651	$2,400,671
S&P SmallCap Consumer Staples Portfolio	7,872,837	2,818,654
S&P SmallCap Energy Portfolio	11,767,077	4,185,843
S&P SmallCap Financials Portfolio	50,433,989	3,879,122
S&P SmallCap Health Care Portfolio	46,977,240	2,719,634
S&P SmallCap Industrials Portfolio	21,631,237	1,831,526
S&P SmallCap Information Technology Portfolio	32,711,637	1,519,857
S&P SmallCap Materials Portfolio	3,871,907	1,076,532
S&P SmallCap Utilities Portfolio	38,288,266	2,687,337

Gains and (losses) on in-kind transactions are generally not considered taxable gains (losses) for Federal income tax purposes.

At October 31, 2010, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
S&P SmallCap Consumer Discretionary Portfolio	$28,247,709	$2,952,629	$3,537,049	$(584,420)
S&P SmallCap Consumer Staples Portfolio	5,201,324	282,431	446,751	(164,320)
S&P SmallCap Energy Portfolio	7,859,999	38,455	427,329	(388,874)
S&P SmallCap Financials Portfolio	46,684,350	3,360,027	3,878,887	(518,860)
S&P SmallCap Health Care Portfolio	44,477,362	1,118,207	3,009,848	(1,891,641)
S&P SmallCap Industrials Portfolio	19,958,123	2,037,453	2,156,709	(119,256)
S&P SmallCap Information Technology Portfolio	31,154,191	4,504,724	4,761,548	(256,824)
S&P SmallCap Materials Portfolio	2,605,513	15,590	207,236	(191,646)
S&P SmallCap Utilities Portfolio	35,871,160	2,597,166	2,841,199	(244,033)

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss)

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2010

and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the period ended October 31, 2010, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P SmallCap Consumer Discretionary Portfolio	$(64,204)	$(50,888)	$115,092
S&P SmallCap Consumer Staples Portfolio	(3,077)	(268,847)	271,924
S&P SmallCap Energy Portfolio	(1,248)	(220,212)	221,460
S&P SmallCap Financials Portfolio	(89,663)	173,927	(84,264)
S&P SmallCap Health Care Portfolio	13,981	106	(14,087)
S&P SmallCap Industrials Portfolio	(27,887)	88,801	(60,914)
S&P SmallCap Information Technology Portfolio	5,017	113,636	(118,653)
S&P SmallCap Materials Portfolio	1,769	161,674	(163,443)
S&P SmallCap Utilities Portfolio	(80,522)	(39,772)	120,294

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

60

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust II, hereafter referred to as the "Trust") at October 31, 2010, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the period April 5, 2010 (commencement of operations) through October 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2010

61

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different the maximum amount allowable for the period ended October 31, 2010:

Federal Income Tax Information

	Qualified dividend income*	Dividends-received deduction*
S&P SmallCap Consumer Discretionary Portfolio	0%	0%
S&P SmallCap Consumer Staples Portfolio	100%	100%
S&P SmallCap Energy Portfolio	0%	0%
S&P SmallCap Financials Portfolio	36%	36%
S&P SmallCap Health Care Portfolio	0%	0%
S&P SmallCap Industrials Portfolio	86%	86%
S&P SmallCap Information Technology Portfolio	0%	0%
S&P SmallCap Materials Portfolio	100%	100%
S&P SmallCap Utilities Portfolio	100%	100%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

62

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of October 31, 2010.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	112	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

63

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	112	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

64

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

65

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

66

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 44 portfolios and three other exchange-traded fund trusts with 68 portfolios advised by the Adviser.

67

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2007 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations. The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the date for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

68

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

69

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC   P-SCS-AR-1

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2010.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Philip M. Nussbaum, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PWC for Services Rendered to the Registrant for fiscal year end 2010	Percentage of Services Approved for fiscal year end 2010 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed by PWC for Services Rendered to the Registrant for fiscal year end 2009	Percentage of Services Approved for fiscal year end 2009 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit Fees	$686,120	N/A	$648,200	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$280,437	0%	$304,450	0%

All Other Fees	$0	0%	$0	0%

Total Fees	$966,557	0%	$952,650	0%

PwC billed the Registrant aggregate fees of $ 280,437 for the fiscal year ended October 31, 2010 and $304,450 for the fiscal year ended October 31, 2009, for non-audit services rendered to the Registrant.

(1)           For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during the fiscal year in which the services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal years ended October 31, 2010 include fees billed for reviewing tax returns, excise tax returns and excise tax distributions calculations.  Tax fees for the year ended October 31, 2009 included fees billed for reviewing tax returns and for completing the final returns on the six liquidated portfolios.

PwC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2010 and October 31, 2009.

Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As Adopted by the Audit Committee of

the PowerShares Funds (the “Funds”)

June 26, 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”).  As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client.  The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”).  As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made.  The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee.  The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and state otherwise.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling their responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services for engagements of less than $20,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide.  Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.               Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.               The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.              Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.               Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.               Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee.  Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made.  The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered.  The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•                                         Bookkeeping or other services related to the accounting records or financial statements of the audit client

•                                         Financial information systems design and implementation

•                                         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•                                         Actuarial services

•                                         Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•                                         Management functions

•                                         Human resources

•                                         Broker-dealer, investment adviser, or investment banking services

•                                         Legal services

•                                         Expert services unrelated to the audit

•                                         Any service or product provided for a contingent fee or a commission

•                                         Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•                                         Tax services for persons in financial reporting oversight roles at the Fund

•                                         Any other service that the Public Company Oversight Board determines by regulation is impermissible.

PwC advised the Registrant’s Audit Committee that PwC had identified a matter for consideration under the SEC’s auditor independence rules.  PwC stated that an immediate family member of an employee of PwC had invested in an affiliate of the Registrant, which constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its independence had not been adversely affected by this matter as it related to the audit of the Registrant.  In reaching this conclusion, PwC noted that during the time of its audit the engagement team was not aware of the investment, the violation was inadvertent, the violation was self-reported upon discovery and the investment disposed of, and the PwC employee was not involved in the Registrant’s audit.

PwC advised the Registrant’s Audit Committee that PwC had identified a matter for consideration under the SEC’s auditor independence rules.  PwC stated that an immediate family member of a partner of PwC had invested in an affiliate of the Registrant, which constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its independence had not been adversely affected by this matter as it related to the audit of the Registrant.  In reaching this conclusion, PwC noted that during the time of its audit the engagement team was not aware of the investment, the violation was inadvertent, the violation was self-reported upon discovery and the investment disposed of, and the PwC partner was not involved in the Registrant’s audit.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees. The Audit Committee members are Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Philip M. Nussbaum, and Donald H. Wilson.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Code of Ethics.

(a)(2)       Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)  Not applicable.

(b)           Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 6, 2011

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan
Title:	Treasurer

Date:	January 6, 2011